UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2017
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


First Trust
--------------------------------------------------------------------------------

First Trust Exchange-Traded Fund IV

First Trust North American
Energy Infrastructure Fund
(EMLP)

Semi-Annual Report
For the Six Months Ended
April 30, 2017


Energy Income Partners, LLC
---------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities..........................................  8
Statement of Operations......................................................  9
Statements of Changes in Net Assets.......................................... 10
Financial Highlights......................................................... 11
Notes to Financial Statements................................................ 12
Additional Information....................................................... 18

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust North American Energy Infrastructure Fund; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust North American Energy Infrastructure Fund (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

The Fund's investment objective is to seek total return. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies engaged in the energy infrastructure sector. These companies principally include publicly traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies"). The Fund will be generally concentrated in Energy Infrastructure Companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL              CUMULATIVE
                                                                                         TOTAL RETURNS             TOTAL RETURNS
                                             6 Months Ended        1 Year Ended        Inception (6/20/12)       Inception (6/20/12)
                                                4/30/17              4/30/17               to 4/30/17                to 4/30/17
FUND PERFORMANCE
NAV                                               3.95%               14.55%                  8.54%                    48.96%
Market Price                                      3.95%               14.54%                  8.56%                    49.05%

INDEX PERFORMANCE
Blended Benchmark(1)                              7.94%               12.73%                  7.33%                    41.03%
S&P 500(R) Index                                 13.32%               17.92%                 14.73%                    95.00%
-----------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------

(1) The Blended Benchmark consists of the following two indices: 50% of the Philadelphia Stock Exchange Utility Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the 50 most prominent energy Master Limited Partnerships ("MLPs"). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that distributions are reinvested when they are received.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP) (CONTINUED)

-----------------------------------------------------------
                                              % OF TOTAL
INDUSTRY CLASSIFICATION                       INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                    36.57%
Natural Gas Transmission                         24.27
Crude Oil Transmission                           18.80
Petroleum Product Transmission                   11.10
Propane                                           3.37
Coal                                              2.16
Natural Gas Gathering & Processing                1.96
Other                                             1.77
                                                -------
     Total                                      100.00%
                                                =======

-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Enbridge Energy Management, LLC                   7.58%
TransCanada Corp.                                 4.34
Enterprise Products Partners, L.P.                4.24
Plains GP Holdings, L.P., Class A                 4.11
NextEra Energy, Inc.                              3.29
Enbridge Income Fund Holdings, Inc.               3.14
NextEra Energy Partners, L.P.                     3.12
Williams (The) Cos., Inc.                         3.08
Spectra Energy Partners, L.P.                     2.60
Kinder Morgan, Inc.                               2.58
                                                -------
     Total                                       38.08%
                                                =======

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JUNE 20, 2012 - APRIL 30, 2017

            First Trust North American        Blended       S&P 500(R)
            Energy Infrastructure Fund       Benchmark        Index
6/20/12              $10,000                  $10,000        $10,000
10/31/12              10,690                   10,609         10,495
4/30/13               12,380                   12,218         12,009
10/31/13              12,138                   12,041         13,347
4/30/14               13,343                   13,356         14,463
10/31/14              14,861                   14,357         15,652
4/30/15               15,005                   13,778         16,340
10/31/15              12,793                   12,019         16,466
4/30/16               13,004                   12,510         16,537
10/31/16              14,330                   13,065         17,208
4/30/17               14,896                   14,103         19,500

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2012 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                  BELOW NAV
                      ----------------------------------------     ----------------------------------------
                      0.00%-     0.50%-     1.00%-                 0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%     0.49%      0.99%      1.99%      >=2.00%
6/21/12 - 10/31/12      78          4          0          0           9          0          0          0
11/1/12 - 10/31/13     226          2          0          0          24          0          0          0
11/1/13 - 10/31/14     231          0          0          0          21          0          0          0
11/1/14 - 10/31/15     158          0          0          0          93          0          0          0
11/1/15 - 10/31/16     213          0          0          0          39          0          0          0
11/1/16 - 4/30/17      109          0          0          0          14          0          0          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP or the "Sub-Advisor"), Westport, CT, serves as the investment sub-advisor to the First Trust North American Energy Infrastructure Fund ("EMLP" or the "Fund"). EIP was founded in 2003 and provides professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities, Yield-Co's, and energy infrastructure real estate investment trusts ("REITs"). EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, petroleum storage and terminals and power transmission and distribution that receive fee-based or regulated income from their corporate and individual customers. As of April 30, 2017, EIP had approximately $5.8 billion of assets under management or supervision. Private funds advised by EIP include two partnerships for U.S. high net worth individuals and an open-end mutual fund. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. Finally, in addition to the Fund, EIP serves as a sub-advisor to four closed-end management investment companies, to a sleeve of an actively managed exchange-traded fund, to a sleeve of a series of a variable insurance trust, and to an open-end UCIT fund incorporated in Ireland. EIP is an investment advisor registered with the Securities and Exchange Commission.

                           PORTFOLIO MANAGEMENT TEAM

JAMES J. MURCHIE - CO-PORTFOLIO MANAGER, FOUNDER AND CEO OF ENERGY INCOME
   PARTNERS, LLC

EVA PAO - CO-PORTFOLIO MANAGER, PRINCIPAL OF ENERGY INCOME PARTNERS, LLC

JOHN TYSSELAND - CO-PORTFOLIO MANAGER, PRINCIPAL OF ENERGY INCOME PARTNERS, LLC

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017        PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY
   INFRASTRUCTURE FUND (EMLP)
Actual                                              $1,000.00           $1,039.50            0.95%             $4.80
Hypothetical (5% return before expenses)            $1,000.00           $1,020.08            0.95%             $4.76

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)


SHARES      DESCRIPTION                           VALUE
------------------------------------------------------------
            COMMON STOCKS -- 71.1%
            ELECTRIC UTILITIES -- 20.2%
   330,291  Alliant Energy Corp.              $   12,987,042
   612,096  American Electric Power
               Co., Inc.                          41,518,472
   396,337  Duke Energy Corp.                     32,697,802
    57,612  Edison International                   4,607,232
   669,379  Emera, Inc. (CAD)                     23,169,963
   605,525  Eversource Energy                     35,968,185
 1,096,068  Exelon Corp.                          37,956,835
   488,583  Fortis, Inc. (CAD)                    15,898,946
   904,893  Hydro One Ltd. (CAD) (a)              15,936,140
   218,331  IDACORP, Inc.                         18,453,336
   398,541  NextEra Energy, Inc.                  53,229,136
   352,466  Southern (The) Co.                    17,552,807
   563,442  Xcel Energy, Inc.                     25,383,062
                                              --------------
                                                 335,358,958
                                              --------------
            EQUITY REAL ESTATE INVESTMENT
               TRUSTS -- 0.8%
   173,422  CorEnergy Infrastructure Trust,
               Inc.                                6,326,434
   380,826  InfraREIT, Inc.                        7,273,777
                                              --------------
                                                  13,600,211
                                              --------------
            GAS UTILITIES -- 5.1%
   174,652  Atmos Energy Corp.                    14,150,305
   275,395  Chesapeake Utilities Corp.            20,186,453
   412,636  New Jersey Resources Corp.            16,649,863
   692,968  UGI Corp.                             34,759,275
                                              --------------
                                                  85,745,896
                                              --------------
            MULTI-UTILITIES -- 14.1%
   446,550  ATCO Ltd., Class I (CAD)              16,248,590
   718,932  Canadian Utilities Ltd.,
               Class A (CAD)                      20,724,497
   600,241  CMS Energy Corp.                      27,250,941
   567,180  National Grid PLC, ADR                36,792,966
   354,414  NiSource, Inc.                         8,594,539
   907,472  Public Service Enterprise
               Group, Inc.                        39,974,142
   356,457  SCANA Corp.                           23,636,664
   309,787  Sempra Energy                         35,012,127
   424,605  WEC Energy Group, Inc.                25,697,095
                                              --------------
                                                 233,931,561
                                              --------------
            OIL, GAS & CONSUMABLE
               FUELS -- 30.6%
 6,610,902  Enbridge Energy Management,
               LLC (b)                           122,698,341
 2,071,328  Enbridge Income Fund
               Holdings, Inc. (CAD)               50,832,928
   455,623  Enbridge, Inc.                        18,885,573
 1,131,217  Inter Pipeline Ltd. (CAD)             23,046,148
   483,052  Keyera Corp. (CAD)                    13,369,257
 2,022,585  Kinder Morgan, Inc.                   41,725,929
   460,485  ONEOK, Inc.                           24,226,116
 2,232,830  Plains GP Holdings, L.P., Class A     66,471,349
   495,066  Targa Resources Corp.                 27,292,989


SHARES/
UNITS       DESCRIPTION                           VALUE
------------------------------------------------------------
            OIL, GAS & CONSUMABLE
               FUELS (CONTINUED)
 1,512,276  TransCanada Corp.                 $   70,230,098
 1,629,459  Williams (The) Cos., Inc.             49,910,329
                                              --------------
                                                 508,689,057
                                              --------------
            WATER UTILITIES -- 0.3%
    60,982  American Water Works Co., Inc.         4,863,924
                                              --------------
            TOTAL COMMON STOCKS
               -- 71.1%                        1,182,189,607
            (Cost $1,092,089,683)             --------------

            MASTER LIMITED PARTNERSHIPS
               -- 26.2%
            CHEMICALS -- 0.1%
    64,514  Westlake Chemical Partners, L.P.       1,632,204
                                              --------------
            GAS UTILITIES -- 1.2%
   352,967  AmeriGas Partners, L.P.               15,890,575
   151,544  Suburban Propane Partners, L.P.        3,902,258
                                              --------------
                                                  19,792,833
                                              --------------
            INDEPENDENT POWER AND
               RENEWABLE ELECTRICITY
               PRODUCERS -- 3.0%
 1,456,745  NextEra Energy Partners, L.P. (c)     50,476,214
                                              --------------
            OIL, GAS & CONSUMABLE FUELS
               -- 21.9%
   482,446  Alliance Holdings GP, L.P.            12,857,186
 1,043,506  Alliance Resource Partners, L.P.      22,174,503
   217,233  Buckeye Partners, L.P.                15,028,179
    35,127  Dominion Midstream
               Partners, L.P.                      1,108,257
 2,513,896  Enterprise Products Partners,
               L.P.                               68,679,639
   407,403  EQT Midstream Partners, L.P.          31,793,730
   783,985  Holly Energy Partners, L.P.           29,140,722
   316,594  Magellan Midstream Partners,
               L.P.                               23,522,934
   473,856  NGL Energy Partners, L.P.              7,581,696
   372,634  ONEOK Partners, L.P.                  19,175,746
   338,799  Phillips 66 Partners, L.P.            17,847,931
   145,630  Shell Midstream Partners, L.P.         4,664,529
   930,763  Spectra Energy Partners, L.P.         42,023,949
   372,985  Tallgrass Energy Partners, L.P.       19,134,131
   546,834  TC PipeLines, L.P.                    33,099,862
   185,587  TransMontaigne Partners, L.P.          8,165,828
   220,197  Williams Partners, L.P.                9,012,663
                                              --------------
                                                 365,011,485
                                              --------------
            TOTAL MASTER LIMITED
               PARTNERSHIPS -- 26.2%             436,912,736
            (Cost $372,092,244)               --------------

            TOTAL INVESTMENTS -- 97.3%         1,619,102,343
            (Cost $1,464,181,927) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 2.7%                44,371,960
                                              --------------
            NET ASSETS -- 100.0%              $1,663,474,303
                                              ==============


Page 6                  See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

APRIL 30, 2017 (UNAUDITED)


(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the six months ended April 30, 2017, the Fund received 269,901 PIK shares of Enbridge Energy Management, LLC.

(c) NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $202,857,111 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $47,936,695.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1        LEVEL 2       LEVEL 3
                     ------------------------------------------
Common Stocks*       $1,182,189,607   $       --   $         --
Master Limited
   Partnerships*        436,912,736           --             --
                     ------------------------------------------
Total Investments    $1,619,102,343   $       --   $         --
                     ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


                        See Notes to Financial Statements                 Page 7

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value..................................................     $  1,619,102,343
Cash...................................................................           42,328,000
Receivables:
   Dividends...........................................................            5,424,613
   Capital shares sold.................................................            2,525,965
   Investment securities sold..........................................              934,705
                                                                            ----------------
      Total Assets.....................................................        1,670,315,626
                                                                            ----------------
LIABILITIES:
Due to custodian foreign currency......................................                4,865
Payables:
   Investment securities purchased.....................................            5,547,639
   Investment advisory fees............................................            1,288,819
                                                                            ----------------
      Total Liabilities................................................            6,841,323
                                                                            ----------------
NET ASSETS.............................................................     $  1,663,474,303
                                                                            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $  1,622,078,991
Par value..............................................................              658,550
Accumulated net investment income (loss)...............................          (23,291,413)
Accumulated net realized gain (loss) on investments and foreign
   currency transactions...............................................          (90,889,726)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................          154,917,901
                                                                            ----------------
NET ASSETS.............................................................     $  1,663,474,303
                                                                            ================
NET ASSET VALUE, per share.............................................     $          25.26
                                                                            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           65,855,000
                                                                            ================
Investments, at cost...................................................     $  1,464,181,927
                                                                            ================
Foreign currency, at cost (proceeds)...................................     $         (4,962)
                                                                            ================


Page 8                  See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Dividends..............................................................     $     20,765,997
Foreign tax withholding................................................             (860,422)
                                                                            ----------------
   Total investment income.............................................           19,905,575
                                                                            ----------------
EXPENSES:
Investment advisory fees...............................................            7,330,831
                                                                            ----------------
   Total expenses......................................................            7,330,831
                                                                            ----------------
NET INVESTMENT INCOME (LOSS)...........................................           12,574,744
                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            9,786,338
   Foreign currency transactions.......................................              (31,251)
                                                                            ----------------
Net realized gain (loss)...............................................            9,755,087
                                                                            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           39,366,348
   Foreign currency translation........................................                  381
                                                                            ----------------
Net change in unrealized appreciation (depreciation)...................           39,366,729
                                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           49,121,816
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     61,696,560
                                                                            ================


                        See Notes to Financial Statements                 Page 9

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                   ENDED
                                                                                 4/30/2017             YEAR ENDED
                                                                                (UNAUDITED)            10/31/2016
                                                                               --------------        --------------
OPERATIONS:
   Net investment income (loss)........................................        $   12,574,744        $   15,954,730
   Net realized gain (loss)............................................             9,755,087           (79,122,171)
   Net change in unrealized appreciation (depreciation)................            39,366,729           206,868,786
                                                                               --------------        --------------
   Net increase (decrease) in net assets resulting from operations.....            61,696,560           143,701,345
                                                                               --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................................           (29,851,075)          (14,680,942)
   Return of capital...................................................                    --           (31,088,228)
                                                                               --------------        --------------
   Total distributions to shareholders.................................           (29,851,075)          (45,769,170)
                                                                               --------------        --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................           252,599,960           388,009,619
   Cost of shares redeemed.............................................                    --           (59,521,848)
                                                                               --------------        --------------
   Net increase (decrease) in net assets resulting from
      shareholder transactions.........................................           252,599,960           328,487,771
                                                                               --------------        --------------
   Total increase (decrease) in net assets.............................           284,445,445           426,419,946

NET ASSETS:
   Beginning of period.................................................         1,379,028,858           952,608,912
                                                                               --------------        --------------
   End of period.......................................................        $1,663,474,303        $1,379,028,858
                                                                               ==============        ==============
   Accumulated net investment income (loss) at end of period...........        $  (23,291,413)       $   (6,015,082)
                                                                               ==============        ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.............................            55,705,000            41,355,000
   Shares sold.........................................................            10,150,000            17,300,000
   Shares redeemed.....................................................                    --            (2,950,000)
                                                                               --------------        --------------
   Shares outstanding, end of period...................................            65,855,000            55,705,000
                                                                               ==============        ==============


Page 10                 See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         SIX MONTHS                                                                 FOR THE PERIOD
                                           ENDED                          YEAR ENDED OCTOBER 31,                    6/20/2012 (a)
                                         4/30/2017      ----------------------------------------------------------     THROUGH
                                        (UNAUDITED)         2016           2015           2014            2013        10/31/2012
                                        ------------    ------------   ------------   ------------    ------------  -------------
Net asset value, beginning of period     $    24.76      $    23.03     $    27.72     $    23.40      $    21.26     $   19.99
                                         ----------      ----------     ----------     ----------      ----------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.23            0.30           0.39           0.45            0.39          0.05
Net realized and unrealized gain (loss)        0.75            2.37          (4.18)          4.71            2.46          1.33
                                         ----------      ----------     ----------     ----------      ----------     ---------
Total from investment operations               0.98            2.67          (3.79)          5.16            2.85          1.38
                                         ----------      ----------     ----------     ----------      ----------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.48)          (0.30)         (0.90)         (0.84)          (0.71)        (0.05)
Return of capital                                --           (0.64)            --             --              --         (0.06)
                                         ----------      ----------     ----------     ----------      ----------     ---------
Total distributions                           (0.48)          (0.94)         (0.90)         (0.84)          (0.71)        (0.11)
                                         ----------      ----------     ----------     ----------      ----------     ---------
Net asset value, end of period           $    25.26      $    24.76     $    23.03     $    27.72      $    23.40     $   21.26
                                         ==========      ==========     ==========     ==========      ==========     =========
TOTAL RETURN (b)                               3.95%          12.01%        (13.92)%        22.44%          13.54%         6.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $1,663,474      $1,379,029     $  952,609     $  946,947      $  433,099     $ 101,109
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                      0.95% (c)       0.95%          0.95%          0.95%           0.95%         0.95% (c)
Ratio of net investment income (loss) to
   average net assets                          1.63% (c)       1.44%          1.47%          1.11%           1.28%         0.89% (c)
Portfolio turnover rate (d)                      14%             40%            34%             7%             22%            3%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust North American Energy Infrastructure Fund on June 1, 2012 in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities in which the Fund invests and, in certain circumstances, for cash. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. The Fund invests in energy infrastructure companies which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of the market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2017 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)    ADR trading of similar securities;
      3)    closed-end fund trading of similar securities;
      4)    foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)    factors relating to the event that precipitated the pricing problem;
      7)    whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2017 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

Distributions paid from:
Ordinary income.................................   $   14,680,942
Capital gain....................................               --
Return of capital...............................       31,088,228

As of October 31, 2016, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $           --
Accumulated capital and other gain (loss).......      (86,204,464)
Net unrealized appreciation (depreciation)......       95,095,741

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2017 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $86,204,464.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2016, the Fund had no net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

H. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Fund and First Trust have retained Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"), an affiliate of First Trust, to serve as its investment sub-advisor. In this capacity, EIP is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of the Fund's assets and will pay EIP for its services as the Fund's sub-advisor. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. EIP receives a sub-advisory fee from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2017 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $212,215,143 and $232,296,831, respectively.

For the six months ended April 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales were $248,202,770 and $0, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2017 (UNAUDITED)

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2017 (UNAUDITED)

depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of futures, options, forward contracts, swaps and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

ENERGY INFRASTRUCTURE COMPANIES RISK. Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services.

Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.

Certain Energy Infrastructure Companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on NYSE Arca. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on NYSE Arca at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

GEOGRAPHIC REGION RISK. The Fund invests primarily in securities of companies headquartered or incorporated in the United States and Canada. An investment in a particular geographic region may be particularly susceptible to changes in the political, diplomatic and economic conditions of that region or any new regulatory requirements of the region. Accordingly, an investment in the Fund may be more volatile than an investment diversified across several geographic regions.

INTEREST RATE RISK. Rising interest rates could adversely impact the financial performance of MLPs, MLP-related entities and energy companies. Rising interest rates may increase an MLP's, MLP-related entity's or energy company's cost of capital, which would increase operating costs and may reduce an MLP's, MLP-related entity's or energy company's ability to execute acquisitions or expansion projects in a cost-effective manner. Rising interest rates may also impact the price of MLP units, MLP-related entity securities and energy company shares as the yields on alternative investments increase.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2017 (UNAUDITED)

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's sub-advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on NYSE Arca which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

UTILITIES COMPANIES RISK. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

First Trust

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Senior Loan Fund (FTSL)

Semi-Annual Report
For the Six Months Ended
April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 20
Statement of Operations...................................................... 21
Statements of Changes in Net Assets.......................................... 22
Financial Highlights......................................................... 23
Notes to Financial Statements................................................ 24
Additional Information....................................................... 30

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust Senior Loan Fund (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA Leveraged Loan 100 Index and the Markit iBoxx USD Liquid Leveraged Loan Index by investing at least 80% of its net assets (including investment borrowings) in a portfolio of first lien senior floating rate loan interests ("Senior Loans"). A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR"). A Senior Loan is considered senior to all other unsecured claims against the borrower, senior to or equal with all other secured claims; this means that in the event of a bankruptcy, the Senior Loan, together with other first lien claims, is entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing unsecured claims or interests receive repayment. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence.

The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as "junk" or "high-yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch, Inc., or Standard & Poor's Ratings Group, respectively. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America. The Senior Loans included in the Fund's portfolio often maintain an average interest rate duration of less than 90 days; however, the inclusion of LIBOR floors on certain Senior Loans or other factors may cause interest rate duration to be longer than 90 days. The Fund may also invest up to 20% of its net assets in (1) non-Senior Loan debt securities, which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities), (2) warrants and equity securities issued by a borrower or its affiliates, and/or (3) securities of other investment companies.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL              CUMULATIVE
                                                                                         TOTAL RETURNS             TOTAL RETURNS
                                             6 Months Ended        1 Year Ended        Inception (5/1/13)        Inception (5/1/13)
                                                4/30/17              4/30/17               to 4/30/17                to 4/30/17
FUND PERFORMANCE
NAV                                              1.93%                4.50%                  2.99%                     12.48%
Market Price                                     1.97%                4.58%                  3.02%                     12.61%

INDEX PERFORMANCE
Markit iBoxx USD Liquid Leveraged Loan Index     1.85%                5.18%                  2.48%                     10.27%
S&P/LSTA Leveraged Loan 100 Index                2.66%                6.97%                  3.01%                     12.60%
-----------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
INDUSTRY CLASSIFICATION                 SECURITIES(1)
-------------------------------------------------------
Health Care Providers & Services            13.6%
Hotels, Restaurants & Leisure               13.5
Software                                     9.7
Media                                        8.9
Pharmaceuticals                              6.7
Electric Utilities                           5.1
Life Sciences Tools & Services               4.8
Professional Services                        4.2
Insurance                                    3.1
Food & Staples Retailing                     3.0
Diversified Financial Services               2.9
Industrial Conglomerates                     2.7
Containers & Packaging                       2.6
Food Products                                2.0
Specialty Retail                             1.9
Real Estate Management & Development         1.8
Health Care Equipment & Supplies             1.8
Capital Markets                              1.5
Technology Hardware, Storage, &
   Peripherals                               1.3
Diversified Telecommunication Services       1.3
Building Products                            1.3
Commercial Services & Supplies               1.3
Diversified Consumer Services                1.2
Auto Components                              0.7
Aerospace & Defense                          0.6
Trading Companies & Distributors             0.5
Semiconductors & Semiconductor
   Equipment                                 0.4
Oil, Gas & Consumable Fuels                  0.3
Distributors                                 0.2
Equity Real Estate Investment Trusts         0.2
Health Care Technology                       0.2
Chemicals                                    0.2
Independent Power and Renewable
   Electricity Producers                     0.2
Personal Products                            0.1
Wireless Telecommunication Services          0.1
Construction Materials                       0.1
Consumer Finance                             0.0*
                                          --------
     Total                                 100.0%
                                          ========

* Amount represents less than 0.1%.

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
ASSET CLASSIFICATION                    SECURITIES(1)
-------------------------------------------------------
Senior Floating-Rate Loan Interests         90.6%
Corporate Bonds                              8.3
Foreign Corporate Bonds                      1.1
Rights                                       0.0*
                                          --------
     Total                                 100.0%
                                          ========

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)       DEBT SECURITIES(1)
-------------------------------------------------------
BBB-                                         5.1%
BB+                                          5.9
BB                                           6.1
BB-                                         24.5
B+                                          16.7
B                                           24.8
B-                                           8.2
CCC+                                         5.8
CCC                                          0.8
CC                                          0.0*
C                                           0.0*
Not Rated                                    2.1
                                          --------
     Total                                 100.0%
                                          ========

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
TOP 10 ISSUERS                          SECURITIES(1)
-------------------------------------------------------
Valeant Pharmaceuticals International,
   Inc.                                      3.6%
Caesars Entertainment Resort
   Properties LLC                            3.4
Caesars Growth Partners LLC                  3.2
Vistra Energy Corp.                          2.8
Gardner Denver, Inc.                         2.6
Univision Communications, Inc.               2.6
BMC Software Finance, Inc.                   2.5
CHS/Community Health Systems, Inc.           2.1
Amaya Holdings B.V.                          2.0
Energy Future Intermediate Holding Co.       2.0
                                          --------
     Total                                  26.8%
                                          ========

(1) Percentages are based on long-term positions. Money market funds are excluded.

(2) The ratings are by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           MAY 1, 2013 - APRIL 30, 2017

            First Trust Senior     Markit iBoxx USD Liquid     S&P/LSTA Leveraged
                Loan Fund           Leveraged Loan Index         Loan 100 Index
5/1/13           $10,000                   $10,000                  $10,000
10/31/13          10,092                    10,103                   10,122
4/30/14           10,275                    10,323                   10,338
10/31/14          10,385                    10,389                   10,434
4/30/15           10,637                    10,594                   10,589
10/31/15          10,567                    10,280                   10,268
4/30/16           10,763                    10,484                   10,527
10/31/16          11,034                    10,826                   10,968
4/30/17           11,247                    11,026                   11,260

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 2, 2013 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                         NUMBER OF DAYS BID/ASK MIDPOINT          NUMBER OF DAYS BID/ASK MIDPOINT
                                  AT/ABOVE NAV                               BELOW NAV
                      -------------------------------------    -------------------------------------
                      0.00%-    0.50%-    1.00%-               0.00%-    0.50%-    1.00%-
FOR THE PERIOD        0.49%     0.99%     1.99%     >=2.00%    0.49%     0.99%     1.99%     >=2.00%
5/2/13 - 10/31/13       97        20         4         0          7         0         0         0
11/1/13 - 10/31/14     197         0         0         0         54         1         0         0
11/1/14 - 10/31/15     180        20         1         0         50         0         0         0
11/1/15 - 10/31/16     185         2         0         0         65         0         0         0
11/1/16 - 4/30/17      121         0         0         0          2         0         0         0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

The First Trust Leveraged Finance Team is comprised of 15 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2017, the First Trust Leveraged Finance Team managed or supervised approximately $3.91 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, one UCITs fund and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST SENIOR LOAN FUND (FTSL)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                              $1,000.00           $1,019.30            0.85%             $4.26
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58            0.85%             $4.26

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                              RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 83.6%

                  AEROSPACE & DEFENSE -- 0.6%
$      6,961,221  TransDigm, Inc., Term Loan F - Extended.........................     3.99%        06/15/23     $     6,951,545
                                                                                                                 ---------------
                  AGRICULTURAL PRODUCTS -- 0.1%
         742,347  Darling International, Inc., Term B USD Loan....................     3.50%        01/06/21             747,454
         450,000  Dole Foods Co., Term Loan B..................................... 4.00% - 4.15%    03/31/24             451,337
                                                                                                                 ---------------
                                                                                                                       1,198,791
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.3%
       3,990,706  Level 3 Financing, Inc., Tranche B 2024 Term Loan...............     3.24%        02/15/24           4,002,119
                                                                                                                 ---------------
                  APPAREL RETAIL -- 0.2%
       2,735,017  Neiman Marcus Group, (The), Inc.................................     4.25%        10/25/20           2,178,906
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 3.8%
       3,634,286  CCC Information Resources, Inc., Term Loan B....................     4.04%        03/31/24           3,617,023
       6,320,553  Epicor Software Corp., Term B Loan..............................     4.75%        06/01/22           6,310,693
      13,408,055  Infor (US), Inc., Term Loan B...................................     3.90%        02/02/22          13,376,679
       1,382,295  Informatica Corp. (Ithacalux S.A.R.L.), Dollar Term Loan........     4.50%        08/05/22           1,376,130
       4,706,495  JDA Software Group (RP Crown Parent, Inc.), Term Loan B.........     4.50%        09/21/23           4,740,806
       2,777,040  Kronos, Inc., Term Loan (First Lien)............................     5.03%        10/31/23           2,785,371
       2,770,833  LANDesk Software, Inc., Term Loan B.............................     5.25%        01/18/24           2,784,106
       2,003,350  Micro Focus International (MA Finance LLC), Seattle Spinco,
                     Term Loan B..................................................     3.75%        04/18/24           2,008,979
         296,650  Micro Focus International (MA Finance LLC), Term Loan B3........     3.75%        04/18/24             297,484
       6,310,362  Mitchell International, Inc., Initial Term Loan.................     4.54%        10/13/20           6,339,264
       1,885,714  Qlik Technologies (Project Alpha Intermediate Holdings, Inc.),
                     Term Loan B..................................................     4.67%        04/19/24           1,876,286
       1,250,000  Synchronoss Technologies, Inc., Term Loan B.....................     4.08%        01/31/24           1,175,000
                                                                                                                 ---------------
                                                                                                                      46,687,821
                                                                                                                 ---------------
                  ASSET MANAGEMENT & CUSTODY BANKS -- 1.3%
       3,000,000  American Beacon Advisors, Inc. (Resolute Investment
                     Managers), Term Loan B.......................................     5.25%        03/15/22           3,003,750
       1,840,000  First Eagle Investment Management, Term Loan B..................     4.66%        12/01/22           1,856,100
         644,810  Guggenheim Partners Investment Management Holdings LLC,
                     Term Loan B..................................................     3.74%        07/22/23             648,034
         331,154  Hamilton Lane Advisors LLC, Initial Term Loan...................     4.54%        07/08/22             331,154
       5,066,660  Victory Capital Holdings (VCH Holdings LLC), Initial
                     Term Loan....................................................     8.65%        10/29/21           5,120,519
       4,450,000  Virtus Investment Partners, Inc., Term Loan B...................     4.75%        03/02/24           4,494,500
                                                                                                                 ---------------
                                                                                                                      15,454,057
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.6%
       1,119,860  Cooper Standard Holdings (CS Intermediate Holdco 2 LLC),
                     Term Loan B..................................................     3.90%        11/02/23           1,121,607
       6,043,846  Gates Global LLC, Term Loan B...................................     4.41%        03/30/24           6,071,043
         318,927  Tower Automotive Holdings USA LLC, Term Loan B..................     3.75%        03/06/24             317,333
                                                                                                                 ---------------
                                                                                                                       7,509,983
                                                                                                                 ---------------
                  AUTOMOTIVE RETAIL -- 0.1%
       1,430,022  KAR Auction Services, Inc., Tranche B-3 Term Loan...............     4.50%        03/09/23           1,440,747
                                                                                                                 ---------------
                  BROADCASTING -- 3.4%
         320,582  Nexstar Broadcasting, Inc., Mission Term Loan...................     3.99%        09/26/23             323,387
       3,306,691  Nexstar Broadcasting, Inc., Nexstar Term Loan...................     3.99%        09/22/23           3,335,624


                        See Notes to Financial Statements                 Page 7

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                              RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  BROADCASTING (CONTINUED)
$      4,450,000  Sinclair Television Group, Inc., Term Loan B-2..................     3.25%        12/20/23     $     4,455,563
       5,128,181  Tribune Media Co., Extended Term Loan C.........................     3.99%        01/31/24           5,157,053
          10,259  Tribune Media Co., Term B Loan..................................     3.99%        12/27/20              10,318
      29,427,995  Univision Communications, Inc., Term Loan C5....................     3.75%        03/15/24          29,221,116
                                                                                                                 ---------------
                                                                                                                      42,503,061
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 1.2%
       2,687,764  Jeld-Wen, Inc., Term Loan B.....................................     4.15%        07/01/22           2,714,642
      11,753,084  Quikrete Holdings, Inc., Term Loan B............................     4.24%        11/04/23          11,770,244
                                                                                                                 ---------------
                                                                                                                      14,484,886
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 1.3%
         920,000  Cable One, Inc., Term Loan B....................................     3.43%        04/15/24             925,750
       3,000,000  Cablevision Systems Corp. (CSC Holdings, Inc.), Term Loan B.....     3.24%        06/15/25           2,997,330
       2,507,785  Charter Communications Operating LLC, Term Loan E
                     (First Lien).................................................     3.00%        07/01/20           2,520,324
       2,493,703  Charter Communications Operating LLC, Term Loan H...............     3.00%        01/15/22           2,502,705
       1,000,000  Mediacom Broadband LLC, Term Loan K.............................     3.20%        02/19/24           1,004,170
       4,100,000  UPC Financing Partnership, Term Loan AP.........................     3.74%        04/15/25           4,112,833
       2,460,000  Virgin Media Finance PLC, Term Loan I...........................     3.74%        01/31/25           2,468,659
                                                                                                                 ---------------
                                                                                                                      16,531,771
                                                                                                                 ---------------
                  CASINOS & GAMING -- 9.1%
      22,686,722  Amaya Holdings B.V., Term Loan B................................     4.65%        08/01/21          22,689,898
      35,823,258  Caesars Entertainment Resort Properties LLC, Term B Loan........     7.00%        10/11/20          35,890,606
      35,113,927  Caesars Growth Partners LLC, Term Loan B........................     4.00%        05/08/21          35,289,496
       6,995,745  CityCenter Holdings LLC, Term Loan B............................     3.49%        04/15/24           7,004,489
       1,760,000  Eldorado Resorts, Inc., Term Loan B.............................     5.25%        03/16/24           1,755,600
       3,990,000  Las Vegas Sands LLC, Term Loan B................................     2.99%        03/31/24           3,993,312
         708,728  MGM Growth Properties Operating Partnership LP,
                     Term Loan B..................................................     3.48%        04/25/23             709,997
         833,333  Penn National Gaming, Inc., Term Loan B.........................     3.52%        01/13/24             837,950
       5,021,021  Station Casinos, Inc., Term Loan B..............................     3.50%        06/08/23           5,016,451
                                                                                                                 ---------------
                                                                                                                     113,187,799
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.1%
         225,000  Arch Coal, Inc., Term Loan B....................................     5.00%        02/28/24             225,056
       1,290,000  Peabody Energy Corp., Exit Term Loan............................     5.50%        02/28/22           1,293,225
                                                                                                                 ---------------
                                                                                                                       1,518,281
                                                                                                                 ---------------
                  CONSTRUCTION MATERIALS -- 0.1%
         942,100  Summit Materials, Inc., Term Loan B.............................     3.74%        07/17/22             950,343
                                                                                                                 ---------------
                  CONSUMER FINANCE -- 0.0%
         140,539  Altisource Solutions S.A.R.L., Term B Loan......................     4.50%        12/09/20             124,377
                                                                                                                 ---------------
                  DISTRIBUTORS -- 0.2%
       1,979,094  HD Supply, Inc., Term Loan B....................................     3.90%        08/13/21           1,992,076
         497,500  HD Supply, Inc., Term Loan B2...................................     3.90%        08/13/23             500,923
                                                                                                                 ---------------
                                                                                                                       2,492,999
                                                                                                                 ---------------
                  DIVERSIFIED CHEMICALS -- 0.1%
       1,176,042  Ineos US Finance LLC, Term Loan B...............................     3.74%        03/31/22           1,185,603
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                              RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  DIVERSIFIED SUPPORT SERVICES -- 0.9%
$     10,682,372  Brickman Group Holdings, Inc., Initial Term Loan (First Lien)... 4.00% - 6.00%    12/18/20     $    10,717,944
                                                                                                                 ---------------
                  EDUCATION SERVICES -- 0.0%
         222,255  Bright Horizons Family Solutions, Inc., Term Loan B.............     3.25%        11/03/23             223,922
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 4.7%
       3,232,996  Dayton Power & Light Co., Term Loan B...........................     4.25%        08/31/22           3,273,408
      22,331,595  Energy Future Intermediate Holding Co., DIP Term Loan...........     4.30%        06/30/17          22,439,234
      14,763,000  Vistra Energy Corp. (TXU/TEX/TCEH), 2016 Incremental
                     Term Loan (c)................................................ 4.24% - 4.28%    12/31/23          14,809,208
      14,187,049  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan B (c).............     3.73%        08/04/23          14,155,980
       3,243,752  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan C (c).............     3.73%        08/04/23           3,236,648
                                                                                                                 ---------------
                                                                                                                      57,914,478
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
         186,382  PSSI (Packers Holdings LLC), Term Loan B (First Lien)...........     4.75%        12/01/21             188,245
         888,222  ServiceMaster Co., Term Loan B..................................     3.48%        11/02/23             897,665
         774,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan
                     (First Lien).................................................     4.90%        01/15/21             777,870
                                                                                                                 ---------------
                                                                                                                       1,863,780
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.2%
       1,300,000  TKC Holdings, Inc., Term Loan B.................................     4.75%        01/31/23           1,313,000
       1,191,000  US Foods, Inc., Term Loan B.....................................     3.73%        06/27/23           1,201,314
                                                                                                                 ---------------
                                                                                                                       2,514,314
                                                                                                                 ---------------
                  FOOD RETAIL -- 1.1%
      11,803,391  Albertsons LLC, Term Loan B4....................................     3.99%        08/22/21          11,841,516
       1,620,018  Albertsons LLC, Term Loan B6....................................     4.30%        06/22/23           1,626,773
                                                                                                                 ---------------
                                                                                                                      13,468,289
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 1.5%
      10,797,204  Alere, Inc., Term B Loan........................................     4.25%        06/15/22          10,846,655
       7,303,315  DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial
                     Term Loan....................................................     4.25%        06/08/20           7,128,036
         450,000  Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B........     4.40%        01/31/24             451,827
                                                                                                                 ---------------
                                                                                                                      18,426,518
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 3.3%
         269,655  Acadia Healthcare Co., Inc., Term Loan B1.......................     3.98%        02/11/22             269,655
       2,219,608  Acadia Healthcare Co., Inc., Term Loan B2.......................     3.98%        02/15/23           2,219,608
      20,995,865  CHS/Community Health Systems, Inc., Incremental 2021
                     Term H Loan.................................................. 4.00% - 4.05%    01/27/21          20,855,823
       2,024,832  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B.............     4.06%        05/15/22           2,033,701
       5,748,125  HCA, Inc., Term Loan B-8........................................     3.24%        02/15/24           5,802,388
       9,292,032  Kindred Healthcare, Inc., New Term Loan.........................     4.69%        04/09/21           9,321,116
         804,565  National Veterinary Associates (NVA Holdings, Inc.),
                     Term Loan B2.................................................     4.65%        08/14/21             815,627
                                                                                                                 ---------------
                                                                                                                      41,317,918
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 4.1%
       1,175,053  21st Century Oncology, Inc., Tranche B Term Loan................     7.28%        04/30/22           1,061,073
       3,711,729  Air Medical Group Holdings, Inc., Initial Term Loan.............     4.25%        04/28/22           3,683,891
         297,750  Air Medical Group Holdings, Inc., Term Loan B1..................     5.00%        04/28/22             296,633
       4,112,583  Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.),
                     Term Loan B..................................................     4.57%        04/30/24           4,107,442


                        See Notes to Financial Statements                 Page 9

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                              RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$      3,586,616  CareCore National LLC, Term Loan................................     5.50%        03/05/21     $     3,604,549
       2,598,626  CHG Healthcare Services, Inc., Term Loan B...................... 4.79% - 4.92%    05/31/23           2,630,017
       3,717,946  Curo Health Services Holdings, Inc., Term Loan B................     5.79%        02/15/22           3,741,183
       2,233,153  Envision Healthcare Corp. (Emergency Medical Services Corp.),
                     Term Loan B..................................................     4.15%        11/15/23           2,253,810
       2,786,018  ExamWorks Group, Inc., Term Loan B..............................     4.23%        07/27/23           2,808,668
       3,255,498  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                     (First Lien).................................................     5.32%        07/01/21           2,848,561
       4,923,890  Surgery Centers Holdings, Inc., Term Loan B.....................     4.75%        11/03/20           4,948,509
      14,240,000  Team Health, Inc., Term Loan B..................................     3.75%        01/31/24          14,106,572
       5,463,290  U.S. Renal Care, Inc., Term Loan B..............................     5.40%        12/30/22           5,176,467
                                                                                                                 ---------------
                                                                                                                      51,267,375
                                                                                                                 ---------------
                  HEALTH CARE SUPPLIES -- 0.0%
         436,170  ConvaTec, Inc., Term Loan B.....................................     3.49%        10/31/23             439,987
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 1.0%
      10,000,000  Change Healthcare Holdings, Inc., Term Loan B...................     3.75%        02/02/24          10,026,300
       2,431,771  Cotiviti Corp., Term Loan B.....................................     3.75%        09/28/23           2,442,422
                                                                                                                 ---------------
                                                                                                                      12,468,722
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 1.2%
       3,654,170  Extended Stay America (ESH Hospitality, Inc.), Term Loan B......     3.49%        08/30/23           3,670,906
       3,703,219  Four Seasons Holdings, Inc., Term Loan B........................     4.15%        11/21/23           3,743,547
       7,733,362  Hilton Worldwide Finance LLC, Term Loan B2......................     2.98%        10/25/23           7,796,620
                                                                                                                 ---------------
                                                                                                                      15,211,073
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.2%
       2,357,143  Tempo Acquisition, Term Loan B..................................     4.00%        04/19/24           2,355,375
                                                                                                                 ---------------
                  HYPERMARKETS & SUPER CENTERS -- 1.5%
      17,222,991  BJ's Wholesale Club, Inc., Term Loan (First Lien)...............     4.75%        01/31/24          17,144,109
       1,799,866  BJ's Wholesale Club, Inc., Term Loan (Second Lien)..............     8.50%        01/26/25           1,802,494
                                                                                                                 ---------------
                                                                                                                      18,946,603
                                                                                                                 ---------------
                  INDUSTRIAL CONGLOMERATES -- 2.5%
      30,278,471  Gardner Denver, Inc., Initial Dollar Term Loan.................. 4.25% - 4.57%    07/30/20          30,253,340
         458,850  Rexnord (RBS Global, Inc.), Term Loan B......................... 3.75% - 3.90%    08/21/23             460,245
                                                                                                                 ---------------
                                                                                                                      30,713,585
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 2.9%
       1,163,750  Amwins Group LLC, Term Loan B (First Lien)...................... 3.75% - 5.75%    01/31/24           1,162,621
         571,429  Amwins Group LLC, Term Loan B (Second Lien).....................     7.75%        01/31/25             581,429
       5,943,897  Confie Seguros Holding II Co., Term Loan B......................     5.75%        03/30/22           5,936,467
       7,215,745  HUB International Ltd., Initial Term Loan (New)................. 4.00% - 4.04%    10/02/20           7,249,514
       8,628,375  National Financial Partners Corp., Term Loan B..................     4.65%        12/09/23           8,687,738
      11,812,418  USI, Inc. (Compass Investors, Inc.), Term Loan B................     4.25%        05/15/24          11,760,798
                                                                                                                 ---------------
                                                                                                                      35,378,567
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.6%
       4,987,619  Numericable U.S. LLC (Altice France S.A.), Term Loan B10........     4.42%         01/31/25          4,991,360
       2,033,175  Zayo Group Holdings, Inc., Term Loan B2.........................     3.50%         01/12/24          2,046,004
                                                                                                                 ---------------
                                                                                                                       7,037,364
                                                                                                                 ---------------


Page 10                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                              RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INVESTMENT BANKING & BROKERAGE -- 0.1%
$      1,708,000  LPL Holdings, Inc., Term Loan B................................. 3.61% - 3.92%    03/15/24     $     1,711,211
                                                                                                                 ---------------
                  LEISURE FACILITIES -- 0.5%
       2,098,395  ClubCorp Club Operations, Inc., Term Loan B.....................     4.00%        12/15/22           2,108,887
       4,345,285  Planet Fitness Holdings LLC, Term Loan B........................ 4.49% - 4.65%    03/31/21           4,377,875
                                                                                                                 ---------------
                                                                                                                       6,486,762
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 4.3%
       4,238,162  Immucor, Inc., Term B-2 Loan....................................     5.00%        08/19/18           4,221,210
      13,300,000  InVentiv Health, Inc., Term Loan B..............................     4.80%        09/30/23          13,368,362
       6,489,360  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.),
                     Initial Term Loan............................................     4.75%        06/30/21           6,454,253
      18,441,042  Pharmaceutical Product Development, Inc., Initial Term Loan..... 4.25% - 4.40%    08/18/22          18,533,246
      10,369,848  Sterigenics International (STHI Intermediate Holding Corp.),
                     Term Loan B..................................................     4.15%        05/15/22          10,343,924
                                                                                                                 ---------------
                                                                                                                      52,920,995
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.7%
       9,133,321  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                     Loan B.......................................................     4.90%        06/15/23           9,249,132
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.6%
       6,486,621  Berlin Packaging LLC, Initial Term Loan (First Lien)............     4.50%        10/01/21           6,516,719
         434,783  Berry Plastics Corp., Term Loan J...............................     3.52%        01/12/23             437,091
                                                                                                                 ---------------
                                                                                                                       6,953,810
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 1.5%
       1,420,000  AMC Entertainment, Inc., 2016 Incremental Term Loan.............     3.73%        12/15/23           1,425,680
         213,417  AMC Entertainment, Inc., Initial Term Loan......................     3.74%        12/15/22             214,324
       2,942,625  Creative Artists Agency LLC (CAA Holdings LLC), Term
                     Loan B.......................................................     4.50%        02/15/24           2,976,965
      11,996,141  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD) Loan......     4.57%        02/01/24          12,008,137
       2,251,194  Live Nation Entertainment, Inc., Term Loan B....................     3.50%        11/15/23           2,268,776
                                                                                                                 ---------------
                                                                                                                      18,893,882
                                                                                                                 ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
         377,825  American Energy Marcellus Holdings LLC (Ascent Resources -
                     Marcellus LLC), Initial Loan (First Lien)....................     5.28%        08/04/20             262,902
         361,111  American Energy Marcellus Holdings LLC (Ascent Resources -
                     Marcellus LLC), Initial Loan (Second Lien)...................     8.53%        08/04/21              38,278
                                                                                                                 ---------------
                                                                                                                         301,180
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.9%
         500,000  First Data Corp., Term Loan 2022................................     3.99%        07/10/22             502,625
       6,873,748  First Data Corp., Term Loan 2024................................     3.50%        04/21/24           6,873,749
         920,000  iPayment, Inc., Term Loan.......................................     7.16%        04/06/23             923,450
       3,176,000  Wex, Inc., Term Loan B..........................................     4.49%        06/30/23           3,206,775
                                                                                                                 ---------------
                                                                                                                      11,506,599
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 1.5%
       4,975,000  Amplify Snack Brands, Inc., Term Loan B.........................     6.50%        08/31/23           4,878,634
      13,862,805  New HB Acquisition LLC, Term Loan B.............................     4.00%        08/03/22          13,975,510
                                                                                                                 ---------------
                                                                                                                      18,854,144
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                              RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PAPER PACKAGING -- 1.7%
$     20,575,157  Reynolds Group Holdings, Inc., Term Loan B......................     3.99%        02/05/23     $    20,676,799
                                                                                                                 ---------------
                  PERSONAL PRODUCTS -- 0.1%
         990,730  Prestige Brands, Inc., Term Loan B4.............................     3.74%        01/19/24             999,646
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 5.9%
       1,128,313  Akorn, Inc., Loan...............................................     5.25%        04/16/21           1,138,897
       2,159,893  AMAG Pharmaceuticals, Inc., Initial Term Loan...................     4.78%        08/17/21           2,157,194
       3,370,786  Amneal Pharmaceuticals LLC, Term Loan B......................... 4.65% - 6.50%    11/01/19           3,399,236
         851,433  Catalent Pharma Solutions, Inc., Term Loan B....................     3.75%        05/20/21             860,305
       7,668,582  Concordia Healthcare Corp., Initial Dollar Term Loan............     5.25%        10/21/21           5,130,588
       9,384,313  Endo Pharmaceuticals Holdings, Inc., Term Loan B................     5.25%        04/06/24           9,454,695
       1,660,000  Grifols Worldwide Operations Ltd., Term Loan B..................     3.20%        01/19/25           1,663,519
       5,208,099  Horizon Pharma, Inc., Term Loan B...............................     4.75%        03/22/24           5,234,140
       6,175,847  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Term Loan B.........     4.41%        04/15/24           6,186,655
      37,145,913  Valeant Pharmaceuticals International, Inc., Series F-1
                     Tranche B Term Loan..........................................     5.74%        04/01/22          37,358,758
                                                                                                                 ---------------
                                                                                                                      72,583,987
                                                                                                                 ---------------
                  PROPERTY & CASUALTY INSURANCE -- 0.1%
         376,101  Cunningham Lindsey U.S., Inc., Initial Term Loan (First Lien)... 5.00% - 5.07%    12/10/19             337,551
         600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                     (Second Lien)................................................     6.75%        02/28/22             600,498
                                                                                                                 ---------------
                                                                                                                         938,049
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.8%
       9,103,348  DTZ Worldwide LTD., 2015-1 Additional Term Loan................. 4.30% - 4.42%    11/04/21           9,136,211
         997,096  Realogy Corp., Term Loan B......................................     3.24%        07/20/22           1,004,574
                                                                                                                 ---------------
                                                                                                                      10,140,785
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 3.7%
       7,987,397  Acosta, Inc., Term Loan B.......................................     4.25%        09/26/21           7,424,924
      17,122,809  Advantage Sales & Marketing, Inc., Initial Term Loan
                     (First Lien).................................................     4.25%        07/23/21          16,701,930
       2,600,000  Information Resources, Inc., Second Lien Term Loan..............     9.25%        12/31/24           2,591,888
      17,550,000  Information Resources, Inc., Term Loan B........................     5.25%        12/31/23          17,720,059
       1,678,147  TransUnion LLC, Term Loan B-2...................................     3.50%        04/09/23           1,691,572
                                                                                                                 ---------------
                                                                                                                      46,130,373
                                                                                                                 ---------------
                  RESTAURANTS -- 1.2%
      13,765,512  Portillo's Holdings LLC, Term B Loan (First Lien)...............     5.65%        08/02/21          13,834,340
         417,857  Red Lobster Management LLC, Initial Term Loan (First Lien)......     6.25%        07/28/21             419,946
                                                                                                                 ---------------
                                                                                                                      14,254,286
                                                                                                                 ---------------
                  RETAIL REIT'S -- 0.2%
       2,450,000  Capital Automotive LLC, Term Loan (First Lien)..................     4.00%        03/15/24           2,468,375
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.1%
         246,354  Garda World Security Corp., Term B Delayed Draw Loan............ 4.00% - 6.00%    11/06/20             246,108
         963,021  Garda World Security Corp., Term Loan B.........................     4.00%        10/18/20             962,058
                                                                                                                 ---------------
                                                                                                                       1,208,166
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.4%
       1,514,838  Micron Technology, Inc., Term Loan B............................     3.50%        04/26/22           1,524,094
       2,860,924  Western Digital Corp., Term Loan B..............................     3.74%        04/10/23           2,884,926
                                                                                                                 ---------------
                                                                                                                       4,409,020
                                                                                                                 ---------------


Page 12                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                              RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SPECIALIZED CONSUMER SERVICES -- 0.9%
$      1,000,000  Aramark Corp., Term Loan B......................................     2.99%        03/09/24     $     1,007,810
         867,676  Asurion LLC, New Term Loan B-2..................................     4.23%        07/08/20             873,281
       4,701,336  Asurion LLC, Replacement Term Loan B-5..........................     4.75%        11/03/23           4,736,597
         352,941  Asurion LLC, Term Loan (Second Lien)............................     8.50%        03/03/21             358,087
       4,367,846  Asurion LLC, Term Loan B4.......................................     4.25%        08/04/22           4,394,227
                                                                                                                 ---------------
                                                                                                                      11,370,002
                                                                                                                 ---------------
                  SPECIALIZED FINANCE -- 1.7%
      16,381,818  AlixPartners LLP, Term Loan B...................................     4.15%        04/29/24          16,516,313
       4,622,742  Duff & Phelps Corp., Initial Term Loan..........................     4.90%        04/23/20           4,642,990
                                                                                                                 ---------------
                                                                                                                      21,159,303
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.1%
         956,082  Platform Specialty Products Corp. (fka: Macdermid, Inc.),
                     Term Loan B6.................................................     4.00%        06/07/23             959,667
         262,000  Trinseo Materials Operating S.C.A., Term Loan B.................     4.25%        10/13/21             263,884
                                                                                                                 ---------------
                                                                                                                       1,223,551
                                                                                                                 ---------------
                  SPECIALTY STORES -- 1.4%
       4,613,390  Coinstar, Inc. (Aspen Merger Sub, Inc.), Term Loan B............     5.25%        09/27/23           4,623,493
       1,922,966  Party City Holdings, Inc., Term Loan B.......................... 4.03% - 4.18%    08/19/22           1,920,831
       5,707,030  PetSmart, Inc., Term Loan B.....................................     4.02%        03/10/22           5,221,305
       2,877,604  Toys "R" US-Delaware, Inc., Term B-2 Loan.......................     5.25%        05/25/18           2,733,723
       3,270,575  Toys "R" US-Delaware, Inc., Term B4 Loan........................     9.80%        04/25/20           2,747,283
         622,762  Toys "R" US-Delaware, Inc., Term Loan B-3.......................     5.25%        05/25/18             591,624
                                                                                                                 ---------------
                                                                                                                      17,838,259
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 5.1%
       2,340,969  Applied Systems, Inc., Initial Term Loan (First Lien)...........     4.40%        01/25/21           2,357,075
         217,168  Applied Systems, Inc., Initial Term Loan (Second Lien)..........     7.65%        01/24/22             218,616
       4,422,283  Avast Software B.V. (Sybil Software LLC), Term Loan B...........     4.40%        09/30/23           4,462,835
      27,912,085  BMC Software Finance, Inc., Term Loan B.........................     5.00%        09/10/22          28,060,299
      12,711,381  Compuware Corp., Term Loan B3...................................     5.25%        12/15/21          12,759,049
       1,840,000  Misys Financial Software Ltd., Term Loan B......................     4.50%        05/15/24           1,847,470
       1,641,257  Riverbed Technology, Inc., Term Loan B..........................     4.25%        04/24/22           1,637,153
         639,038  SS&C Technologies Holdings, Inc., Term Loan B1..................     3.24%        07/08/22             643,434
          61,348  SS&C Technologies Holdings, Inc., Term Loan B2..................     3.24%        07/08/22              61,770
      11,438,247  Vertafore, Inc., Term Loan B....................................     4.25%        06/17/23          11,468,673
                                                                                                                 ---------------
                                                                                                                      63,516,374
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.2%
      15,014,552  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B...............     3.50%        09/07/23          15,067,403
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.5%
       6,120,000  Avolon Holding LTD., Term Loan B2...............................     3.74%        01/19/22           6,209,107
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................    1,035,740,103
                  (Cost $1,038,487,504)                                                                          ---------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CORPORATE BONDS -- 7.7%

                  AGRICULTURAL PRODUCTS -- 0.1%
$      1,000,000  Lamb Weston Holdings, Inc. (d)..................................     4.63%        11/01/24     $     1,035,000
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.1%
         813,000  Level 3 Communications, Inc.....................................     5.75%        12/01/22             848,569
         500,000  Level 3 Financing, Inc..........................................     5.13%        05/01/23             514,375
                                                                                                                 ---------------
                                                                                                                       1,362,944
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 0.0%
         500,000  Infor US, Inc...................................................     6.50%        05/15/22             522,500
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.0%
         254,000  Cooper-Standard Automotive, Inc. (d)............................     5.63%        11/15/26             258,128
                                                                                                                 ---------------
                  BROADCASTING -- 1.3%
       4,878,000  Gray Television, Inc. (d).......................................     5.13%        10/15/24           4,902,389
       2,148,000  Gray Television, Inc. (d).......................................     5.88%        07/15/26           2,228,550
         125,000  LIN Television Corp.............................................     5.88%        11/15/22             131,250
         100,000  Nexstar Broadcasting, Inc. (d)..................................     6.13%        02/15/22             105,062
       4,559,000  Nexstar Broadcasting, Inc. (d)..................................     5.63%        08/01/24           4,684,372
       2,994,000  Sinclair Television Group, Inc. (d).............................     5.63%        08/01/24           3,120,796
         791,000  Sinclair Television Group, Inc. (d).............................     5.88%        03/15/26             826,595
                                                                                                                 ---------------
                                                                                                                      15,999,014
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.3%
       2,350,000  CCO Holdings LLC / CCO Holdings Capital Corp....................     5.75%        01/15/24           2,479,250
         600,000  CCO Holdings LLC / CCO Holdings Capital Corp. (d)...............     5.88%        04/01/24             644,250
                                                                                                                 ---------------
                                                                                                                       3,123,500
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.4%
       1,786,000  Caesars Entertainment Resort Properties LLC / Caesars
                     Entertainment Resort Properties Finance, Inc.................     8.00%        10/01/20           1,865,119
       1,395,000  Caesars Entertainment Resort Properties LLC / Caesars
                     Entertainment Resort Properties Finance, Inc.................    11.00%        10/01/21           1,517,063
       1,600,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                     Properties Finance, Inc......................................     9.38%        05/01/22           1,726,000
                                                                                                                 ---------------
                                                                                                                       5,108,182
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.2%
         745,000  CalAtlantic Group, Inc..........................................     5.88%        11/15/24             803,669
         250,000  KB Home.........................................................     7.00%        12/15/21             280,625
       1,000,000  PulteGroup, Inc.................................................     5.50%        03/01/26           1,058,750
                                                                                                                 ---------------
                                                                                                                       2,143,044
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.1%
       1,000,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. /
                     Albertson's LLC (d)..........................................     5.75%        03/15/25             975,000
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.1%
          83,000  Alere, Inc......................................................     6.50%        06/15/20              85,283
       1,000,000  Alere, Inc. (d).................................................     6.38%        07/01/23           1,093,750
                                                                                                                 ---------------
                                                                                                                       1,179,033
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 2.7%
       3,165,000  CHS/Community Health Systems, Inc...............................     6.88%        02/01/22           2,630,906
         500,000  HCA, Inc........................................................     5.88%        05/01/23             545,350
         605,000  HCA, Inc........................................................     5.38%        02/01/25             631,469


Page 14                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CORPORATE BONDS (CONTINUED)

                  HEALTH CARE FACILITIES (CONTINUED)
$      3,000,000  HealthSouth Corp................................................     5.75%        11/01/24     $     3,071,250
       1,750,000  Kindred Healthcare, Inc.........................................     8.00%        01/15/20           1,815,625
       2,472,000  LifePoint Health, Inc. (d)......................................     5.38%        05/01/24           2,502,900
       1,500,000  Select Medical Corp.............................................     6.38%        06/01/21           1,541,250
       9,180,000  Tenet Healthcare Corp...........................................     5.00%        03/01/19           9,243,157
       3,000,000  Tenet Healthcare Corp...........................................     8.00%        08/01/20           3,068,490
         170,000  Tenet Healthcare Corp...........................................     6.00%        10/01/20             179,350
       7,750,000  Tenet Healthcare Corp...........................................     8.13%        04/01/22           7,905,000
                                                                                                                 ---------------
                                                                                                                      33,134,747
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.1%
       1,000,000  Envision Healthcare Corp. (d)...................................     6.25%        12/01/24           1,055,000
         761,000  Surgical Care Affiliates, Inc. (d)..............................     6.00%        04/01/23             825,000
                                                                                                                 ---------------
                                                                                                                       1,880,000
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
       1,875,000  Calpine Corp....................................................     5.50%        02/01/24           1,816,406
          76,000  NRG Energy, Inc.................................................     7.88%        05/15/21              78,280
                                                                                                                 ---------------
                                                                                                                       1,894,686
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.1%
       1,000,000  Frontier Communications Corp....................................     8.88%        09/15/20           1,059,370
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.2%
       2,375,000  Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
                     Diagnostics SA (d)...........................................     6.63%        05/15/22           2,196,875
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.7%
       8,000,000  MPH Acquisition Holdings LLC (d)................................     7.13%        06/01/24           8,620,000
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.1%
       1,000,000  AMC Entertainment Holdings, Inc. (d)............................     5.88%        11/15/26           1,020,625
                                                                                                                 ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
       1,307,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                     Corp. (d)....................................................     5.50%        09/15/24           1,320,070
                                                                                                                 ---------------
                  OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
         250,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp. (d)............................................     5.75%        04/01/25             260,000
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.1%
         150,000  Post Holdings, Inc. (d).........................................     7.75%        03/15/24             167,438
       1,350,000  Post Holdings, Inc. (d).........................................     5.00%        08/15/26           1,346,625
                                                                                                                 ---------------
                                                                                                                       1,514,063
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.1%
         250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (d) (e).............................     4.66%        07/15/21             256,250
       1,000,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (d).................................     7.00%        07/15/24           1,078,125
                                                                                                                 ---------------
                                                                                                                       1,334,375
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.6%
       7,759,000  Realogy Group LLC / Realogy Co-Issuer Corp. (d).................     4.88%        06/01/23           7,875,385
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CORPORATE BONDS (CONTINUED)

                  TRADING COMPANIES & DISTRIBUTORS -- 0.0%
$        250,000  United Rentals North America, Inc...............................     5.88%        09/15/26     $       264,688
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
         250,000  Sprint Communications, Inc. (d).................................     9.00%        11/15/18             274,063
         150,000  T-Mobile USA, Inc...............................................     6.00%        03/01/23             160,688
         500,000  T-Mobile USA, Inc...............................................     6.63%        04/01/23             535,625
                                                                                                                 ---------------
                                                                                                                         970,376
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS........................................................................       95,051,605
                  (Cost $93,725,639)                                                                             ---------------

FOREIGN CORPORATE BONDS -- 1.0%

                  AEROSPACE & DEFENSE -- 0.0%
         250,000  Bombardier, Inc. (d)............................................     7.75%        03/15/20             271,688
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.3%
         500,000  Virgin Media Secured Finance PLC (d)............................     5.25%        01/15/26             508,125
       1,500,000  Virgin Media Secured Finance PLC (d)............................     5.50%        08/15/26           1,535,625
       1,491,000  Ziggo Secured Finance BV (d)....................................     5.50%        01/15/27           1,532,047
                                                                                                                 ---------------
                                                                                                                       3,575,797
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.0%
         250,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (d)........................................     5.88%        04/15/23             267,500
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.1%
       1,000,000  SFR Group SA (d)................................................     6.00%        05/15/22           1,046,250
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.1%
       1,028,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (d).....................................................     4.25%        09/15/22           1,050,308
         250,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (d).....................................................     7.25%        05/15/24             273,125
                                                                                                                 ---------------
                                                                                                                       1,323,433
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.1%
         639,000  JBS USA LLC SA / JBS USA Finance, Inc. (d)......................     5.88%        07/15/24             669,353
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.4%
         552,000  Capsugel SA (d) (f).............................................     7.00%        05/15/19             550,758
         250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                     LLC (d)......................................................     5.63%        10/15/23             240,000
       3,324,000  Valeant Pharmaceuticals International, Inc. (d).................     6.75%        08/15/18           3,321,922
         350,000  Valeant Pharmaceuticals International, Inc. (d).................     5.38%        03/15/20             301,437
                                                                                                                 ---------------
                                                                                                                       4,414,117
                                                                                                                 ---------------
                  RESTAURANTS -- 0.0%
         100,000  1011778 B.C. ULC / New Red Finance, Inc. (d)....................     6.00%        04/01/22             104,500
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.0%
         500,000  Garda World Security Corp. (d)..................................     7.25%        11/15/21             505,800
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS................................................................       12,178,438
                  (Cost $11,953,071)                                                                             ---------------


Page 16                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           5,210  Vistra Energy Corp. (c) (g)..................................................................  $         7,034
           8,105  Vistra Energy Corp. Claim (c) (g) (h)........................................................                0
                                                                                                                 ---------------
                                                                                                                           7,034
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust (g) (h) (i) (j)...........................                0
               1  New Millennium Holdco, Inc., Corporate Claim Trust (g) (h) (i) (j)...........................                0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
                  TOTAL RIGHTS.................................................................................            7,034
                  (Cost $9,052)                                                                                  ---------------

MONEY MARKET FUNDS -- 13.2%

     164,318,141  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional
                     Class - 0.61% (k).........................................................................      164,318,141
                  (Cost $164,318,141)                                                                            ---------------

                  TOTAL INVESTMENTS -- 105.5%..................................................................    1,307,295,321
                  (Cost $1,308,493,407) (l)
                  NET OTHER ASSETS AND LIABILITIES -- (5.5)%...................................................      (68,512,938)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,238,782,383
                                                                                                                 ===============

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2017. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) On October 3, 2016, Texas Competitive Electric Holdings ("TCEH") completed their reorganization in the form of a tax free spin off from the parent company, Energy Future Holdings. As part of the reorganization, first lien claim holders received equity in a new entity TCEH Corp., cash held by the new entity, tax receivable rights and a beneficial interest in an unsecured claim to the parent company, Energy Future Holdings. Effective November 7, 2016, TCEH changed its name to Vistra Energy Corp.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2017, securities noted as such amounted to $60,850,686 or 4.9% of net assets.

(e) Floating or variable rate security. The interest rate shown reflects the rate in effect at April 30, 2017.

(f) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.000% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2017, this security paid all of its interest in cash.

(g)   Non-income producing security.

(h) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2017, securities noted as such amounted to $0 or 0.0% of net assets.

(i) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.


                        See Notes to Financial Statements                Page 17

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)


(j) On December 21, 2015, Millennium Health, LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Lender Causes of Action are available to make such a distribution.

(k)   Interest rate shown reflects yield as of April 30, 2017.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,933,032 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,131,118.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        4/30/2017          PRICES           INPUTS           INPUTS
                                                      --------------   --------------   --------------   --------------
Senior Floating-Rate Loan Interests*..............    $1,035,740,103   $           --   $1,035,740,103   $           --
Corporate Bonds*..................................        95,051,605               --       95,051,605               --
Foreign Corporate Bonds*..........................        12,178,438               --       12,178,438               --
Rights*...........................................             7,034               --            7,034               --**
Money Market Funds................................       164,318,141      164,318,141               --               --
                                                      --------------   --------------   --------------   --------------
Total Investments.................................    $1,307,295,321   $  164,318,141   $1,142,977,180   $           --**
                                                      ==============   ==============   ==============   ==============

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

Level 3 Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


Page 18                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2017 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2016
Rights                                                   $           --*
Net Realized Gain (Loss)                                             --
Change in Unrealized Appreciation /(Depreciation)                    --
Purchases                                                            --
Sales                                                                --
Transfers In                                                         --
Transfers Out                                                        --
                                                         --------------
ENDING BALANCE AT APRIL 30, 2017
Rights                                                               --*
                                                         --------------
Total Level 3 holdings                                   $           --*
                                                         ==============

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2017.


                        See Notes to Financial Statements                Page 19

FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value.....................................................   $1,307,295,321
Cash......................................................................          219,867
Receivables:
   Investment securities sold.............................................      120,416,661
   Capital shares sold....................................................        2,419,377
   Interest...............................................................        3,341,939
   Dividends..............................................................           91,594
                                                                             --------------
      Total Assets........................................................    1,433,784,759
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased........................................      194,148,469
   Investment advisory fees...............................................          853,907
                                                                             --------------
      Total Liabilities...................................................      195,002,376
                                                                             --------------
NET ASSETS................................................................   $1,238,782,383
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $1,245,108,639
Par value.................................................................          256,000
Accumulated net investment income (loss)..................................         (943,185)
Accumulated net realized gain (loss) on investments.......................       (4,440,985)
Net unrealized appreciation (depreciation) on investments.................       (1,198,086)
                                                                             --------------
NET ASSETS................................................................   $1,238,782,383
                                                                             ==============
NET ASSET VALUE, per share................................................   $        48.39
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................       25,600,002
                                                                             ==============
Investments, at cost......................................................   $1,308,493,407
                                                                             ==============


Page 20                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest..................................................................   $   19,828,999
Dividends.................................................................          322,504
                                                                             --------------
   Total investment income................................................       20,151,503
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................        4,053,578
                                                                             --------------
   Total expenses.........................................................        4,053,578
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       16,097,925
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments................................         (322,632)
   Net change in unrealized appreciation (depreciation) on investments....        1,532,389
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................        1,209,757
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $   17,307,682
                                                                             ==============


                        See Notes to Financial Statements                Page 21

FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                 ENDED
                                                                               4/30/2017           YEAR ENDED
                                                                              (UNAUDITED)          10/31/2016
                                                                             --------------      --------------
OPERATIONS:
   Net investment income (loss)...........................................   $   16,097,925      $   17,597,746
   Net realized gain (loss)...............................................         (322,632)         (3,392,038)
   Net change in unrealized appreciation (depreciation)...................        1,532,389           6,576,924
                                                                             --------------      --------------
   Net increase (decrease) in net assets resulting from operations........       17,307,682          20,782,632
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................      (17,405,752)        (17,619,004)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................      644,603,644         239,911,601
   Cost of shares redeemed................................................               --         (11,697,036)
                                                                             --------------      --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions........................................................      644,603,644         228,214,565
                                                                             --------------      --------------
   Total increase (decrease) in net assets................................      644,505,574         231,378,193

NET ASSETS:
   Beginning of period....................................................      594,276,809         362,898,616
                                                                             --------------      --------------
   End of period..........................................................   $1,238,782,383      $  594,276,809
                                                                             ==============      ==============
   Accumulated net investment income (loss) at end of period..............   $     (943,185)     $      364,642
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................       12,300,002           7,550,002
   Shares sold............................................................       13,300,000           5,000,000
   Shares redeemed........................................................               --            (250,000)
                                                                             --------------      --------------
   Shares outstanding, end of period......................................       25,600,002          12,300,002
                                                                             ==============      ==============


Page 22                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                SIX MONTHS                                                         FOR THE PERIOD
                                                   ENDED                    YEAR ENDED OCTOBER 31,                 5/1/2013 (a)
                                                 4/30/2017      -----------------------------------------------       THROUGH
                                                (UNAUDITED)         2016             2015             2014          10/31/2013
                                               -------------    -------------    -------------    -------------    -------------
Net asset value, beginning of period.........   $     48.32      $     48.07      $     49.09      $     49.45      $     50.00
                                                -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................          0.79             1.80             1.90             1.77             0.90
Net realized and unrealized gain (loss)......          0.14             0.27            (1.03)           (0.36)           (0.45)
                                                -----------      -----------      -----------      -----------      -----------
Total from investment operations.............          0.93             2.07             0.87             1.41             0.45
                                                -----------      -----------      -----------      -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income........................         (0.86)           (1.82)           (1.89)           (1.77)           (0.85)
Return of capital............................            --               --               --               --            (0.15)
                                                -----------      -----------      -----------      -----------      -----------
Total distributions paid to shareholders.....         (0.86)           (1.82)           (1.89)           (1.77)           (1.00)
                                                -----------      -----------      -----------      -----------      -----------
Net asset value, end of period...............   $     48.39      $     48.32      $     48.07      $     49.09      $     49.45
                                                ===========      ===========      ===========      ===========      ===========
TOTAL RETURN (b).............................          1.93%            4.43%            1.75%            2.91%            0.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........   $ 1,238,782      $   594,277      $   362,899      $   196,342      $    96,432
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets................................          0.85% (c)        0.85%            0.85%            0.85%            0.85% (c)
Ratio of net investment income (loss) to
   average net assets........................          3.38% (c)        3.84%            3.97%            3.61%            3.29% (c)
Portfolio turnover rate (d)..................            65%              67%              71%              97%              51%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 23

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund's primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA Leveraged Loan 100 Index and the Markit iBoxx USD Liquid Leveraged Loan Index by investing at least 80% of its net assets (including investment borrowings) in a portfolio of first lien senior floating rate loan interests ("Senior Loans")(1). A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR"). The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available,

-----------------------------

(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2017 (UNAUDITED)

      elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the borrower/issuer;
      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
      8)    the coupon payments;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2017 (UNAUDITED)

      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;
     11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
     12)    borrower's/issuer's competitive position within the industry;
     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
     14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of April 30, 2017.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded commitments as of April 30, 2017.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2017 (UNAUDITED)

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

Distributions paid from:
Ordinary income.................................   $   17,619,004
Capital gain....................................               --
Return of capital...............................               --

As of October 31, 2016, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $      364,642
Accumulated capital and other gain (loss).......       (3,732,234)
Net unrealized appreciation (depreciation)......       (3,116,594)

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2016, the Fund had $3,732,234 of non-expiring capital loss carryforwards that may be carried forward indefinitely.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2016, the Fund had no net ordinary losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

H. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2017 (UNAUDITED)

Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and the Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $1,137,302,553 and $577,253,606, respectively.

For the six months ended April 30, 2017, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Series Fund entered into a $220 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to March 9, 2017, the commitment amount was $180 million. Prior to December 16, 2016, the commitment amount was $140 million. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2017.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2017 (UNAUDITED)

determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund's Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2018.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

On May 22, 2017, the Fund declared a distribution of $0.14 per share to shareholders of record on May 25, 2017, payable May 31, 2017.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK: Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

BANK LOAN RISK: An investment in Senior Loans subjects the Fund to credit risk, which is heightened for Senior Loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior Loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for Senior Loan trades, and the Senior Loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in Senior Loans may have uncertain settlement time periods. Senior Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed-income instruments.

CALL RISK: If an issuer calls higher-yielding securities held by the Fund, performance could be adversely impacted.

CASH TRANSACTION RISK: The Fund currently intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund principally effects redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONVERTIBLE BONDS RISK: The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

CREDIT RISK: Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it may invest a substantial portion of its net assets in high yield or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2017 (UNAUDITED)

CURRENCY RISK: Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund intends to hedge its non-U.S. dollar holdings.

CYBER SECURITY RISK: As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

FLUCTUATION OF NET ASSET VALUE RISK: The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK: High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will likely decline because the Fund holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset periodically.

INTEREST RATE RISK: Interest rate risk is the risk that the value of the debt securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Duration is a common measure of interest rate risk, which measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

LIQUIDITY RISK: The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET MAKER RISK: If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2017 (UNAUDITED)

shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value generally or could underperform other investments.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

OTHER DEBT SECURITIES RISK: Secured loans that are not first lien, loans that are unsecured and debt securities are subject to many of the same risks that affect Senior Loans; however they are often unsecured and/or lower in the issuer's capital structure than Senior Loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further heightened in the case of below investment grade instruments. Additionally, most fixed-income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.

PREPAYMENT RISK: Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

TRADING ISSUES RISK: Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Tactical High
Yield ETF (HYLS)


Semi-Annual Report
For the Six Months Ended
April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 21
Statement of Operations...................................................... 22
Statements of Changes in Net Assets.......................................... 23
Statement of Cash Flows...................................................... 24
Financial Highlights......................................................... 25
Notes to Financial Statements................................................ 26
Additional Information....................................................... 33

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Tactical High Yield ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS) SEMI-ANNUAL
                        LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust Tactical High Yield ETF (the
"Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

The primary investment objective of the First Trust Tactical High Yield ETF (the "Fund") is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., or lower than "Baa3" by Moody's Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" bonds. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. The Fund may, under normal market conditions, invest up to 40% of its net assets (including investment borrowings) in bank loans; however the Fund invests no more than 15% of its net assets (including investment borrowings) in junior loans, and all other bank loans in which the Fund invests are first lien senior secured floating rate bank loans. The Fund may, under normal market conditions, invest up to 30% of its net assets (including investment borrowings) in U.S. exchange-traded options on futures contracts and U.S. exchange-traded futures contracts. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL              CUMULATIVE
                                                                                         TOTAL RETURNS             TOTAL RETURNS
                                             6 Months Ended        1 Year Ended        Inception (2/25/13)       Inception (2/25/13)
                                                4/30/17              4/30/17               to 4/30/17                to 4/30/17
FUND PERFORMANCE
NAV                                              4.17%                 7.91%                 5.35%                     24.31%
Market Price                                     4.24%                 7.84%                 5.34%                     24.24%

INDEX PERFORMANCE
BofA Merrill Lynch US High Yield
   Constrained Index                             5.46%                13.64%                 5.69%                     26.02%
-----------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Annual Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of the shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                  INVESTMENTS(1)
-----------------------------------------------------------
Health Care Providers & Services              16.5%
Hotels, Restaurants & Leisure                 16.0
Media                                         14.9
Pharmaceuticals                                7.1
Real Estate Management & Development           4.3
Diversified Telecommunication Services         3.8
Food Products                                  3.4
Software                                       3.2
Containers & Packaging                         2.9
Professional Services                          2.4
Oil, Gas & Consumable Fuels                    2.2
Food & Staples Retailing                       2.0
Life Sciences Tools & Services                 1.7
Wireless Telecommunication Services            1.6
Technology Hardware, Storage, &
   Peripherals                                 1.5
Diversified Consumer Services                  1.5
Independent Power and Renewable
   Electricity Producers                       1.4
Health Care Equipment & Supplies               1.3
Metals & Mining                                1.2
Building Products                              1.2
Semiconductors & Semiconductor
   Equipment                                   1.1
Specialty Retail                               1.1
Capital Markets                                1.0
Industrial Conglomerates                       0.9
Commercial Services & Supplies                 0.9
Insurance                                      0.6
Trading Companies & Distributors               0.6
Road & Rail                                    0.6
Electric Utilities                             0.5
Auto Components                                0.5
Equity Real Estate Investment Trusts
   (REITs)                                     0.5
Automobiles                                    0.3
Internet Software & Services                   0.3
Aerospace & Defense                            0.2
Household Products                             0.2
Machinery                                      0.1
Distributors                                   0.1
Chemicals                                      0.1
Energy Equipment & Services                    0.1
IT Services                                    0.1
Diversified Financial Services                 0.1
Construction Materials                         0.0*
Internet & Direct Marketing Retail             0.0*
Communications Equipment                       0.0*
                                            --------
     Total                                   100.0%
                                            ========
*  Amount is less than 0.1%.

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
ASSET CLASSIFICATION                     INVESTMENTS(1)
-----------------------------------------------------------
Corporate Bonds                               62.0%
Senior Floating-Rate Loan Interests           25.0
Foreign Corporate Bonds                       13.0
Rights                                         0.0*
                                            --------
     Total                                   100.0%
                                            ========

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
CREDIT QUALITY (S&P RATINGS)(2)          INVESTMENTS(1)
-----------------------------------------------------------
BBB-                                           1.9%
BB+                                            4.7
BB                                             7.1
BB-                                           20.9
B+                                            17.4
B                                             15.9
B-                                            15.3
CCC+                                          13.6
CCC                                            3.0
CCC-                                           0.1
C                                              0.0*
Not Rated                                      0.1
                                            --------
     Total                                   100.0%
                                            ========

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
TOP 10 ISSUERS                           INVESTMENTS(1)
-----------------------------------------------------------
Caesars Growth Properties Holdings
   LLC                                         3.7%
Caesars Entertainment Resort
   Properties LLC                              3.3
Valeant Pharmaceuticals International,
   Inc.                                        3.2
Tenet Healthcare Corp.                         2.7
Univision Communications, Inc.                 2.3
Six Flags Entertainment Corp.                  2.0
SFR Group SA                                   1.9
CHS/Community Health Systems, Inc.             1.8
Gray Television, Inc.                          1.6
Sinclair Television Group, Inc.                1.6
                                            --------
     Total                                    24.1%
                                            ========


(1) Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2) The ratings are by Standard & Poor's Rating Group, a division of the McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                FEBRUARY 25, 2013 - APRIL 30, 2017

            First Trust Tactical         BofA Merrill Lynch US
               High Yield ETF         High Yield Constrained Index
2/25/13           $10,000                       $10,000
4/30/13            10,403                        10,308
10/31/13           10,676                        10,458
4/30/14            11,167                        10,956
10/31/14           11,285                        11,070
4/30/15            11,493                        11,238
10/31/15           11,376                        10,845
4/30/16            11,519                        11,089
10/31/16           11,933                        11,950
4/30/17            12,431                        12,602

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 27, 2013 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                         NUMBER OF DAYS BID/ASK MIDPOINT          NUMBER OF DAYS BID/ASK MIDPOINT
                                  AT/ABOVE NAV                               BELOW NAV
                      -------------------------------------    -------------------------------------
                      0.00%-    0.50%-    1.00%-               0.00%-    0.50%-    1.00%-
FOR THE PERIOD        0.49%     0.99%     1.99%     >=2.00%    0.49%     0.99%     1.99%     >=2.00%
2/27/13 - 10/31/13      94        37         0         0         37         5         0         0
11/1/13 - 10/31/14     158        29         0         0         63         2         0         0
11/1/14 - 10/31/15     177         8         2         0         60         4         0         0
11/1/15 - 10/31/16     201         7         0         0         42         2         0         0
11/1/16 - 4/30/17       93         1         0         0         28         1         0         0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

The First Trust Leveraged Finance Team is comprised of 15 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2017, the First Trust Leveraged Finance Team managed or supervised approximately $3.91 billion in senior secured bank loans and high-yield bonds. These assets are spread across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, one UCITs fund and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER,
   LEVERAGED FINANCE TEAM
SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER,
   LEVERAGED FINANCE TEAM
ORLANDO PURPURA, CFA, CMT - SENIOR VICE PRESIDENT,
   LEVERAGED FINANCE TEAM

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust Tactical High Yield ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                    BEGINNING             ENDING         BASED ON THE         EXPENSES PAID
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH            DURING THE
                                                 NOVEMBER 1, 2016     APRIL 30, 2017        PERIOD         SIX-MONTH PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
Actual                                              $1,000.00           $1,041.70            1.10%                $5.57
Hypothetical (5% return before expenses)            $1,000.00           $1,019.74            1.10%                $5.51

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS -- 65.5%
                  AEROSPACE & DEFENSE -- 0.0%
$         85,000  Booz Allen Hamilton, Inc. (a)...................................      5.13%       05/01/25    $        86,701
                                                                                                                ---------------
                  AGRICULTURAL PRODUCTS -- 0.1%
         850,000  Lamb Weston Holdings, Inc. (a)..................................      4.63%       11/01/24            879,750
                                                                                                                ---------------
                  ALTERNATIVE CARRIERS -- 0.9%
       7,437,000  Level 3 Communications, Inc. (b)................................      5.75%       12/01/22          7,762,369
         500,000  Level 3 Financing, Inc..........................................      5.38%       08/15/22            517,600
         500,000  Level 3 Financing, Inc..........................................      5.13%       05/01/23            514,375
       2,000,000  Level 3 Financing, Inc..........................................      5.38%       01/15/24          2,083,680
                                                                                                                ---------------
                                                                                                                     10,878,024
                                                                                                                ---------------
                  ALUMINUM -- 0.2%
       2,850,000  Novelis Corp. (a)...............................................      5.88%       09/30/26          2,935,500
                                                                                                                ---------------
                  APPLICATION SOFTWARE -- 0.9%
         250,000  Infor US, Inc. (a)..............................................      5.75%       08/15/20            261,406
       8,400,000  Infor US, Inc. (b)..............................................      6.50%       05/15/22          8,778,000
       1,900,000  RP Crown Parent LLC (a).........................................      7.38%       10/15/24          1,990,250
                                                                                                                ---------------
                                                                                                                     11,029,656
                                                                                                                ---------------
                  AUTO PARTS & EQUIPMENT -- 0.5%
         425,000  American Axle & Manufacturing, Inc. (b).........................      7.75%       11/15/19            470,156
       1,000,000  American Axle & Manufacturing, Inc..............................      6.63%       10/15/22          1,035,000
       4,714,000  Cooper-Standard Automotive, Inc. (a)............................      5.63%       11/15/26          4,790,603
         104,000  Dana, Inc.......................................................      5.38%       09/15/21            108,680
                                                                                                                ---------------
                                                                                                                      6,404,439
                                                                                                                ---------------
                  BROADCASTING -- 8.0%
      19,994,000  Gray Television, Inc. (a) (b)...................................      5.88%       07/15/26         20,743,775
       1,375,000  LIN Television Corp.............................................      5.88%       11/15/22          1,443,750
       4,200,000  Nexstar Broadcasting, Inc. (a)..................................      6.13%       02/15/22          4,412,604
      14,958,000  Nexstar Broadcasting, Inc. (a) (b)..............................      5.63%       08/01/24         15,369,345
         495,000  Sinclair Television Group, Inc..................................      5.38%       04/01/21            510,469
       8,000,000  Sinclair Television Group, Inc. (a).............................      5.63%       08/01/24          8,338,800
       5,843,000  Sinclair Television Group, Inc. (a).............................      5.88%       03/15/26          6,105,935
       5,650,000  Sinclair Television Group, Inc. (a).............................      5.13%       02/15/27          5,635,875
       4,000,000  Tribune Media Co................................................      5.88%       07/15/22          4,222,080
      10,349,000  Univision Communications, Inc. (a) (b)..........................      6.75%       09/15/22         10,879,386
      16,724,000  Univision Communications, Inc. (a) (b)..........................      5.13%       05/15/23         17,058,479
       1,750,000  Univision Communications, Inc. (a)..............................      5.13%       02/15/25          1,750,000
                                                                                                                ---------------
                                                                                                                     96,470,498
                                                                                                                ---------------
                  BUILDING PRODUCTS -- 0.2%
         500,000  Allegion US Holding Co., Inc. (b)...............................      5.75%       10/01/21            522,813
       1,000,000  Cemex Finance LLC (a)...........................................      6.00%       04/01/24          1,060,000
         892,000  Standard Industries, Inc. (a)...................................      5.00%       02/15/27            903,150
                                                                                                                ---------------
                                                                                                                      2,485,963
                                                                                                                ---------------
                  CABLE & SATELLITE -- 3.5%
       9,000,000  Altice US Finance I Corp. (a) (b)...............................      5.50%       05/15/26          9,326,250
       7,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b)...............      5.75%       01/15/24          7,912,500
       6,700,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.88%       04/01/24          7,194,125
       1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.75%       02/15/26          1,064,679
       1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.50%       05/01/26          1,577,820
       2,478,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.13%       05/01/27          2,533,755


                        See Notes to Financial Statements                 Page 7

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)
                  CABLE & SATELLITE (CONTINUED)
$      1,400,000  Cequel Communications Holdings I LLC / Cequel Capital
                     Corp. (a)....................................................      6.38%       09/15/20    $     1,446,382
       3,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                     Corp. (a) (b)................................................      5.13%       12/15/21          3,082,500
       5,140,000  Cequel Communications Holdings I LLC / Cequel Capital
                     Corp. (a)....................................................      7.75%       07/15/25          5,756,800
       1,000,000  CSC Holdings LLC (a)............................................     10.13%       01/15/23          1,162,500
         819,000  CSC Holdings LLC (a)............................................      5.50%       04/15/27            848,689
         100,000  Mediacom Broadband LLC / Mediacom Broadband Corp................      5.50%       04/15/21            102,625
                                                                                                                ---------------
                                                                                                                     42,008,625
                                                                                                                ---------------
                  CASINOS & GAMING -- 6.5%
       2,100,000  Boyd Gaming Corp................................................      6.38%       04/01/26          2,268,000
       2,586,000  Caesars Entertainment Resort Properties LLC / Caesars
                     Entertainment Resort Properties Finance, Inc.................      8.00%       10/01/20          2,700,560
      13,912,000  Caesars Entertainment Resort Properties LLC / Caesars
                     Entertainment Resort Properties Finance, Inc. (b)............     11.00%       10/01/21         15,129,299
      30,917,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                     Properties Finance, Inc. (b).................................      9.38%       05/01/22         33,351,713
         226,000  Eldorado Resorts, Inc...........................................      5.88%       03/15/21            233,486
       1,863,000  Eldorado Resorts, Inc. (a)......................................      6.00%       04/01/25          1,932,863
         150,000  GLP Capital LP / GLP Financing II, Inc..........................      5.38%       04/15/26            158,625
       8,600,000  MGM Resorts International (b)...................................      7.75%       03/15/22         10,040,500
       2,200,000  MGM Resorts International (b)...................................      6.00%       03/15/23          2,409,000
       2,439,000  Penn National Gaming, Inc. (a)..................................      5.63%       01/15/27          2,463,390
       4,585,000  Station Casinos LLC (b).........................................      7.50%       03/01/21          4,785,594
       2,000,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...........      5.50%       03/01/25          2,075,000
                                                                                                                ---------------
                                                                                                                     77,548,030
                                                                                                                ---------------
                  COAL & CONSUMABLE FUELS -- 0.1%
         483,000  Peabody Energy Corp. (a)........................................      6.00%       03/31/22            494,471
         967,000  Peabody Energy Corp. (a)........................................      6.38%       03/31/25            985,132
                                                                                                                ---------------
                                                                                                                      1,479,603
                                                                                                                ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.0%
          83,000  CommScope Technologies LLC (a)..................................      5.00%       03/15/27             83,934
                                                                                                                ---------------
                  COMPUTER & ELECTRONICS RETAIL -- 0.4%
       4,850,000  Energizer Holdings, Inc. (a)....................................      5.50%       06/15/25          5,068,250
                                                                                                                ---------------
                  CONSTRUCTION MATERIALS -- 0.0%
         300,000  Summit Materials LLC / Summit Materials Finance Corp............      6.13%       07/15/23            315,750
                                                                                                                ---------------
                  DISTRIBUTORS -- 0.1%
       1,450,000  HD Supply, Inc. (a).............................................      5.75%       04/15/24          1,544,250
                                                                                                                ---------------
                  DIVERSIFIED METALS & MINING -- 0.4%
       3,950,000  Freeport-McMoRan, Inc. (a)......................................      6.88%       02/15/23          4,177,125
                                                                                                                ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 3.0%
         745,000  CalAtlantic Group, Inc..........................................      5.88%       11/15/24            803,669
       9,695,000  CalAtlantic Group, Inc. (b).....................................      5.25%       06/01/26          9,997,969
       5,810,000  KB Home (b).....................................................      7.00%       12/15/21          6,521,725
       1,725,000  KB Home.........................................................      7.63%       05/15/23          1,919,063
       1,000,000  Meritage Homes Corp.............................................      7.00%       04/01/22          1,140,000
       6,872,000  PulteGroup, Inc.................................................      5.50%       03/01/26          7,275,730


Page 8                  See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)
                  DIVERSIFIED REAL ESTATE ACTIVITIES (CONTINUED)
$      7,914,000  TRI Pointe Holdings, Inc. / TRI Pointe Homes, Inc. (b)..........      5.88%       06/15/24    $     8,369,055
                                                                                                                ---------------
                                                                                                                     36,027,211
                                                                                                                ---------------
                  FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
         100,000  Scotts Miracle-Gro (The) Co.....................................      6.00%       10/15/23            107,375
                                                                                                                ---------------
                  FINANCIAL EXCHANGES & DATA -- 0.1%
       1,146,000  MSCI, Inc. (a)..................................................      5.75%       08/15/25          1,240,545
                                                                                                                ---------------
                  FOOD RETAIL -- 0.3%
       3,535,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. /
                     Albertson's LLC (a)..........................................      5.75%       03/15/25          3,446,625
                                                                                                                ---------------
                  HEALTH CARE EQUIPMENT -- 1.2%
       1,500,000  Alere, Inc......................................................      7.25%       07/01/18          1,515,938
       3,834,000  Alere, Inc. (b).................................................      6.50%       06/15/20          3,939,434
       1,750,000  Alere, Inc. (a).................................................      6.38%       07/01/23          1,914,063
       6,950,000  DJO Finco, Inc. / DJO Finance LLC / DJO Finance
                     Corp. (a) (b)................................................      8.13%       06/15/21          6,168,125
         700,000  Hill-Rom Holdings, Inc. (a).....................................      5.75%       09/01/23            735,000
                                                                                                                ---------------
                                                                                                                     14,272,560
                                                                                                                ---------------
                  HEALTH CARE FACILITIES -- 10.0%
         250,000  Acadia Healthcare Co., Inc......................................      6.50%       03/01/24            265,625
      14,975,000  CHS/Community Health Systems, Inc. (b)..........................      8.00%       11/15/19         14,628,927
      10,000,000  CHS/Community Health Systems, Inc. (b)..........................      6.88%       02/01/22          8,312,500
       1,000,000  HCA, Inc........................................................      7.50%       02/15/22          1,152,900
       3,000,000  HCA, Inc........................................................      5.88%       05/01/23          3,272,100
       7,019,000  HCA, Inc. (b)...................................................      5.38%       02/01/25          7,326,081
         250,000  HealthSouth Corp................................................      5.13%       03/15/23            252,188
      11,500,000  HealthSouth Corp. (b)...........................................      5.75%       11/01/24         11,773,125
         250,000  HealthSouth Corp................................................      5.75%       09/15/25            254,063
      12,750,000  Kindred Healthcare, Inc.........................................      8.00%       01/15/20         13,228,125
       2,500,000  Kindred Healthcare, Inc. (b)....................................      6.38%       04/15/22          2,425,000
         500,000  LifePoint Health, Inc...........................................      5.50%       12/01/21            516,563
       1,500,000  LifePoint Health, Inc...........................................      5.88%       12/01/23          1,552,500
       3,828,000  LifePoint Health, Inc. (a)......................................      5.38%       05/01/24          3,875,850
      15,400,000  Select Medical Corp. (b)........................................      6.38%       06/01/21         15,823,499
       3,005,000  Tenet Healthcare Corp...........................................      5.00%       03/01/19          3,025,674
       1,000,000  Tenet Healthcare Corp...........................................      5.50%       03/01/19          1,015,000
       3,000,000  Tenet Healthcare Corp...........................................      6.75%       02/01/20          3,037,500
       1,000,000  Tenet Healthcare Corp...........................................      8.00%       08/01/20          1,022,830
      26,000,000  Tenet Healthcare Corp. (b)......................................      8.13%       04/01/22         26,519,999
       1,000,000  Universal Health Services, Inc. (a).............................      5.00%       06/01/26          1,035,330
                                                                                                                ---------------
                                                                                                                    120,315,379
                                                                                                                ---------------
                  HEALTH CARE SERVICES -- 1.5%
       1,976,000  DaVita, Inc.....................................................      5.00%       05/01/25          1,995,760
       3,000,000  Envision Healthcare Corp. (a)...................................      5.13%       07/01/22          3,060,000
       2,700,000  Envision Healthcare Corp. (b)...................................      5.63%       07/15/22          2,795,580
       3,800,000  Envision Healthcare Corp. (a)...................................      6.25%       12/01/24          4,009,000
       3,040,000  Surgical Care Affiliates, Inc. (a)..............................      6.00%       04/01/23          3,295,664
       2,440,000  Team Health Holdings, Inc. (a)..................................      6.38%       02/01/25          2,388,150
                                                                                                                ---------------
                                                                                                                     17,544,154
                                                                                                                ---------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)
                  HEALTH CARE TECHNOLOGY -- 1.1%
$     12,777,000  Change Healthcare Holdings LLC / Change Healthcare
                     Finance, Inc. (a) (b)........................................      5.75%       03/01/25    $    13,160,310
                                                                                                                ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.7%
       3,600,000  ESH Hospitality, Inc. (a).......................................      5.25%       05/01/25          3,654,000
       1,000,000  FelCor Lodging LP...............................................      5.63%       03/01/23          1,057,610
       2,100,000  FelCor Lodging LP...............................................      6.00%       06/01/25          2,252,250
         820,000  Hilton Worldwide Finance LLC / Hilton Worldwide Finance
                     Corp. (a)....................................................      4.63%       04/01/25            844,600
                                                                                                                ---------------
                                                                                                                      7,808,460
                                                                                                                ---------------
                  HOUSEHOLD PRODUCTS -- 0.2%
       2,000,000  Spectrum Brands, Inc............................................      6.13%       12/15/24          2,141,360
                                                                                                                ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.5%
       5,345,000  Calpine Corp....................................................      5.50%       02/01/24          5,177,969
       3,400,000  Calpine Corp....................................................      5.75%       01/15/25          3,306,500
         824,000  NRG Energy, Inc. (b)............................................      7.88%       05/15/21            848,720
       8,700,000  NRG Energy, Inc. (b)............................................      6.25%       07/15/22          8,907,147
                                                                                                                ---------------
                                                                                                                     18,240,336
                                                                                                                ---------------
                  INDUSTRIAL MACHINERY -- 0.1%
         858,000  SPX Flow, Inc. (a)..............................................      5.63%       08/15/24            870,870
         858,000  SPX Flow, Inc. (a)..............................................      5.88%       08/15/26            870,870
                                                                                                                ---------------
                                                                                                                      1,741,740
                                                                                                                ---------------
                  INSURANCE BROKERS -- 0.4%
       1,000,000  HUB International Ltd. (a)......................................      7.88%       10/01/21          1,050,150
       3,460,000  USI, Inc. (a)...................................................      7.75%       01/15/21          3,531,276
                                                                                                                ---------------
                                                                                                                      4,581,426
                                                                                                                ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.2%
       4,000,000  Frontier Communications Corp....................................      7.13%       03/15/19          4,230,000
       7,875,000  Frontier Communications Corp....................................      8.88%       09/15/20          8,342,539
       1,424,000  Zayo Group LLC / Zayo Capital, Inc. (a).........................      5.75%       01/15/27          1,514,780
                                                                                                                ---------------
                                                                                                                     14,087,319
                                                                                                                ---------------
                  INTERNET & DIRECT MARKETING RETAIL -- 0.0%
         250,000  Netflix, Inc....................................................      5.88%       02/15/25            271,875
                                                                                                                ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.5%
       5,740,000  LPL Holdings, Inc. (a)..........................................      5.75%       09/15/25          5,840,450
                                                                                                                ---------------
                  IT CONSULTING & OTHER SERVICES -- 0.1%
         924,000  Gartner, Inc. (a)...............................................      5.13%       04/01/25            958,650
                                                                                                                ---------------
                  LEISURE FACILITIES -- 2.7%
       5,650,000  ClubCorp Club Operations, Inc. (a)..............................      8.25%       12/15/23          6,186,750
         775,000  Six Flags Entertainment Corp. (a)...............................      5.25%       01/15/21            795,344
      12,300,000  Six Flags Entertainment Corp. (a)...............................      4.88%       07/31/24         12,438,375
      12,300,000  Six Flags Entertainment Corp. (a)...............................      5.50%       04/15/27         12,569,062
                                                                                                                ---------------
                                                                                                                     31,989,531
                                                                                                                ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 1.0%
       2,268,000  inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv
                     Health Clinical, Inc. (a)....................................      7.50%       10/01/24          2,353,050
       4,600,000  Jaguar Holding Co. II / Pharmaceutical Product Development
                     LLC (a)......................................................      6.38%       08/01/23          4,807,000


Page 10                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)
                  LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$      5,600,000  Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
                     Diagnostics SA (a) (b).......................................      6.63%       05/15/22    $     5,180,000
                                                                                                                ---------------
                                                                                                                     12,340,050
                                                                                                                ---------------
                  MANAGED HEALTH CARE -- 2.6%
       2,250,000  Centene Corp....................................................      6.13%       02/15/24          2,430,000
      19,110,000  MPH Acquisition Holdings LLC (a) (b)............................      7.13%       06/01/24         20,591,024
       8,250,000  WellCare Health Plans, Inc......................................      5.25%       04/01/25          8,600,625
                                                                                                                ---------------
                                                                                                                     31,621,649
                                                                                                                ---------------
                  METAL & GLASS CONTAINERS -- 0.1%
         795,000  Owens-Brockway Glass Container, Inc. (a)........................      5.88%       08/15/23            852,141
                                                                                                                ---------------
                  MOVIES & ENTERTAINMENT -- 1.4%
       3,000,000  AMC Entertainment Holdings, Inc.................................      5.88%       02/15/22          3,142,500
       2,400,000  AMC Entertainment Holdings, Inc.................................      5.75%       06/15/25          2,481,000
       6,339,000  AMC Entertainment Holdings, Inc. (a)............................      5.88%       11/15/26          6,469,742
       1,660,000  AMC Entertainment Holdings, Inc. (a)............................      6.13%       05/15/27          1,699,425
       1,625,000  Cinemark USA, Inc. (b)..........................................      4.88%       06/01/23          1,657,500
       1,100,000  Live Nation Entertainment, Inc. (a) (b).........................      5.38%       06/15/22          1,149,500
         500,000  Regal Entertainment Group.......................................      5.75%       03/15/22            523,750
                                                                                                                ---------------
                                                                                                                     17,123,417
                                                                                                                ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 1.6%
       1,700,000  Murphy Oil Corp.................................................      6.88%       08/15/24          1,814,750
       1,900,000  Rice Energy, Inc................................................      7.25%       05/01/23          2,061,500
       3,250,000  Sanchez Energy Corp.............................................      7.75%       06/15/21          3,160,625
       3,125,000  Sanchez Energy Corp.............................................      6.13%       01/15/23          2,890,594
       9,615,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                     Corp. (a)....................................................      5.50%       09/15/24          9,711,150
                                                                                                                ---------------
                                                                                                                     19,638,619
                                                                                                                ---------------
                  OIL & GAS REFINING & MARKETING -- 0.1%
         250,000  CITGO Petroleum Corp. (a).......................................      6.25%       08/15/22            256,250
         415,000  Murphy Oil USA, Inc.............................................      5.63%       05/01/27            426,413
                                                                                                                ---------------
                                                                                                                        682,663
                                                                                                                ---------------
                  OIL & GAS STORAGE & TRANSPORTATION -- 0.5%
         100,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp.................................................      6.25%       04/01/23            104,875
       4,000,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp. (a)............................................      5.75%       04/01/25          4,160,000
         625,000  Holly Energy Partners LP / Holly Energy Finance Corp. (a).......      6.00%       08/01/24            664,063
         312,000  Summit Midstream Holdings LLC / Summit Midstream
                     Finance Corp.................................................      5.50%       08/15/22            314,340
         196,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp.............      5.88%       10/01/20            201,488
                                                                                                                ---------------
                                                                                                                      5,444,766
                                                                                                                ---------------
                  PACKAGED FOODS & MEATS -- 1.9%
       2,040,000  B&G Foods, Inc..................................................      5.25%       04/01/25          2,093,611
         800,000  Post Holdings, Inc. (a).........................................      6.00%       12/15/22            857,000
       1,250,000  Post Holdings, Inc. (a).........................................      7.75%       03/15/24          1,395,313
       3,315,000  Post Holdings, Inc. (a).........................................      5.50%       03/01/25          3,480,750
       1,708,000  Post Holdings, Inc. (a).........................................      8.00%       07/15/25          1,951,390
       8,585,000  Post Holdings, Inc. (a).........................................      5.00%       08/15/26          8,563,537


                        See Notes to Financial Statements                Page 11

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)
                  PACKAGED FOODS & MEATS (CONTINUED)
$      3,240,000  Post Holdings, Inc. (a).........................................      5.75%       03/01/27    $     3,381,750
       1,000,000  TreeHouse Foods, Inc. (a).......................................      6.00%       02/15/24          1,070,000
                                                                                                                ---------------
                                                                                                                     22,793,351
                                                                                                                ---------------
                  PAPER PACKAGING -- 1.3%
      14,092,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (a) (b).............................      7.00%       07/15/24         15,192,938
                                                                                                                ---------------
                  PHARMACEUTICALS -- 1.6%
         828,000  Eagle Holding Co. II LLC (a) (c)................................      7.63%       05/15/22            845,595
       5,200,000  Endo Finance LLC (a)............................................      5.75%       01/15/22          4,836,000
      12,665,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).....................      7.25%       01/15/22         12,538,350
         800,000  Quintiles IMS, Inc. (a).........................................      5.00%       10/15/26            818,000
                                                                                                                ---------------
                                                                                                                     19,037,945
                                                                                                                ---------------
                  REAL ESTATE SERVICES -- 0.7%
       8,653,000  Realogy Group LLC / Realogy Co.-Issuer Corp. (a)................      4.88%       06/01/23          8,782,795
                                                                                                                ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.1%
         625,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...................      5.00%       04/15/22            644,531
                                                                                                                ---------------
                  RESTAURANTS -- 0.5%
         661,000  Brinker International, Inc. (a).................................      5.00%       10/01/24            656,043
       4,949,000  Landry's, Inc. (a)..............................................      6.75%       10/15/24          5,196,450
                                                                                                                ---------------
                                                                                                                      5,852,493
                                                                                                                ---------------
                  SEMICONDUCTORS -- 0.4%
       1,350,000  Micron Technology, Inc..........................................      7.50%       09/15/23          1,515,375
       3,450,000  Western Digital Corp. (a).......................................      7.38%       04/01/23          3,786,375
                                                                                                                ---------------
                                                                                                                      5,301,750
                                                                                                                ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.2%
       2,000,000  Aramark Services, Inc...........................................      4.75%       06/01/26          2,045,000
                                                                                                                ---------------
                  SPECIALTY CHEMICALS -- 0.1%
         900,000  Valvoline, Inc. (a).............................................      5.50%       07/15/24            954,000
                                                                                                                ---------------
                  SYSTEMS SOFTWARE -- 0.4%
         975,000  BMC Software Finance, Inc. (a) (b)..............................      8.13%       07/15/21            996,333
       3,017,000  BMC Software, Inc...............................................      7.25%       06/01/18          3,122,595
          82,000  Symantec Corp. (a)..............................................      5.00%       04/15/25             84,973
                                                                                                                ---------------
                                                                                                                      4,203,901
                                                                                                                ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.6%
       1,850,000  Dell International LLC / EMC Corp. (a)..........................      5.88%       06/15/21          1,965,625
      12,850,000  Dell International LLC / EMC Corp. (a) (b)......................      7.13%       06/15/24         14,210,570
       3,000,000  Dell International LLC / EMC Corp. (a)..........................      6.02%       06/15/26          3,300,708
                                                                                                                ---------------
                                                                                                                     19,476,903
                                                                                                                ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.7%
       1,500,000  Ashtead Capital, Inc. (a) (b)...................................      6.50%       07/15/22          1,561,875
         306,000  United Rentals North America, Inc. (b)..........................      7.63%       04/15/22            320,153
       5,000,000  United Rentals North America, Inc...............................      5.75%       11/15/24          5,306,250
         250,000  United Rentals North America, Inc...............................      5.50%       07/15/25            262,420
         339,000  United Rentals North America, Inc...............................      5.50%       05/15/27            349,594
                                                                                                                ---------------
                                                                                                                      7,800,292
                                                                                                                ---------------


Page 12                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)
                  TRUCKING -- 0.6%
$      2,300,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)......      5.13%       06/01/22    $     2,245,375
       4,875,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (b)......      5.50%       04/01/23          4,820,156
         250,000  Hertz (The) Corp................................................      7.38%       01/15/21            241,875
         100,000  Hertz (The) Corp. (a)...........................................      5.50%       10/15/24             86,750
                                                                                                                ---------------
                                                                                                                      7,394,156
                                                                                                                ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
       5,119,000  SBA Communications Corp. (a)....................................      4.88%       09/01/24          5,176,589
       4,000,000  Sprint Capital Corp.............................................      6.90%       05/01/19          4,285,000
       2,750,000  Sprint Communications, Inc. (a).................................      9.00%       11/15/18          3,014,687
       2,250,000  Sprint Communications, Inc. (b).................................      7.00%       08/15/20          2,441,250
         150,000  T-Mobile USA, Inc...............................................      6.00%       03/01/23            160,688
       2,500,000  T-Mobile USA, Inc...............................................      6.63%       04/01/23          2,678,125
       2,000,000  T-Mobile USA, Inc...............................................      6.84%       04/28/23          2,150,000
         830,000  T-Mobile USA, Inc...............................................      5.13%       04/15/25            876,688
                                                                                                                ---------------
                                                                                                                     20,783,027
                                                                                                                ---------------
                  TOTAL CORPORATE BONDS.......................................................................      785,137,791
                  (Cost $764,433,560)                                                                           ---------------

FOREIGN CORPORATE BONDS -- 13.8%

                  AEROSPACE & DEFENSE -- 0.2%
       2,000,000  Bombardier, Inc. (a)............................................      7.75%       03/15/20          2,173,500
                                                                                                                ---------------
                  ALUMINUM -- 0.7%
       7,330,000  Alcoa Nederland Holding BV (a)..................................      7.00%       09/30/26          8,136,300
                                                                                                                ---------------
                  AUTOMOBILE MANUFACTURERS -- 0.3%
       4,000,000  Fiat Chrysler Automobiles NV....................................      5.25%       04/15/23          4,130,000
                                                                                                                ---------------
                  BUILDING PRODUCTS -- 1.0%
         250,000  Allegion PLC....................................................      5.88%       09/15/23            268,125
       9,000,000  Cemex SAB de C.V. (a) (b).......................................      7.75%       04/16/26         10,282,500
       1,100,000  Masonite International Corp. (a)................................      5.63%       03/15/23          1,146,750
                                                                                                                ---------------
                                                                                                                     11,697,375
                                                                                                                ---------------
                  CABLE & SATELLITE -- 2.3%
         200,000  Unitymedia GmbH (a).............................................      6.13%       01/15/25            214,522
       3,703,000  UPCB Finance IV Ltd. (a)........................................      5.38%       01/15/25          3,786,318
       2,000,000  Virgin Media Finance PLC (a)....................................      6.38%       04/15/23          2,107,500
       2,480,000  Virgin Media Finance PLC (a)....................................      6.00%       10/15/24          2,607,100
       1,654,000  Virgin Media Finance PLC (a)....................................      5.75%       01/15/25          1,693,283
       2,000,000  Virgin Media Secured Finance PLC (a)............................      5.25%       01/15/26          2,032,500
       7,073,000  Virgin Media Secured Finance PLC (a)............................      5.50%       08/15/26          7,240,983
       7,660,000  Ziggo Secured Finance BV (a) (b)................................      5.50%       01/15/27          7,870,879
                                                                                                                ---------------
                                                                                                                     27,553,085
                                                                                                                ---------------
                  CASINOS & GAMING -- 0.7%
         250,000  International Game Technology PLC (a)...........................      5.63%       02/15/20            264,147
       3,329,000  International Game Technology PLC (a)...........................      6.25%       02/15/22          3,645,255
       4,080,000  MCE Finance Ltd. (a)............................................      5.00%       02/15/21          4,189,752
                                                                                                                ---------------
                                                                                                                      8,099,154
                                                                                                                ---------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.4%
$      1,275,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (a) (b)....................................      5.25%       04/15/21    $     1,316,731
       3,000,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (a)........................................      5.88%       04/15/23          3,210,000
                                                                                                                ---------------
                                                                                                                      4,526,731
                                                                                                                ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.1%
         950,000  Ritchie Bros Auctioneers, Inc. (a)..............................      5.38%       01/15/25            983,250
                                                                                                                ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 2.0%
      22,750,000  SFR Group SA (a) (b)............................................      6.00%       05/15/22         23,802,187
                                                                                                                ---------------
                  INTERNET SOFTWARE & SERVICES -- 0.3%
       2,507,000  Open Text Corp. (a).............................................      5.63%       01/15/23          2,638,618
       1,000,000  Open Text Corp. (a).............................................      5.88%       06/01/26          1,070,000
                                                                                                                ---------------
                                                                                                                      3,708,618
                                                                                                                ---------------
                  METAL & GLASS CONTAINERS -- 1.4%
       5,300,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (a).....................................................      7.25%       05/15/24          5,790,250
      11,080,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (a) (b).................................................      6.00%       02/15/25         11,481,650
                                                                                                                ---------------
                                                                                                                     17,271,900
                                                                                                                ---------------
                  OIL & GAS DRILLING -- 0.1%
         900,000  Weatherford International Ltd. (a)..............................      9.88%       02/15/24          1,053,000
                                                                                                                ---------------
                  PACKAGED FOODS & MEATS -- 0.6%
       2,650,000  JBS USA LUX SA / JBS USA Finance, Inc. (a)......................      7.25%       06/01/21          2,736,125
       4,831,000  JBS USA LUX SA / JBS USA Finance, Inc. (a) (b)..................      5.88%       07/15/24          5,060,473
                                                                                                                ---------------
                                                                                                                      7,796,598
                                                                                                                ---------------
                  PAPER PACKAGING -- 0.1%
       1,000,000  Cascades, Inc. (a)..............................................      5.50%       07/15/22          1,012,500
                                                                                                                ---------------
                  PHARMACEUTICALS -- 2.9%
       4,084,000  Capsugel SA (a) (b) (d).........................................      7.00%       05/15/19          4,074,811
         970,000  Concordia International Corp. (a)...............................      9.00%       04/01/22            679,000
       4,250,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (a)......................................................      5.75%       08/01/22          4,196,875
       1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (a)......................................................      5.63%       10/15/23            960,000
       1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (a)......................................................      5.50%       04/15/25          1,601,250
      11,958,000  Valeant Pharmaceuticals International, Inc. (a) (b).............      6.75%       08/15/18         11,950,525
      11,926,000  Valeant Pharmaceuticals International, Inc. (a) (b).............      5.38%       03/15/20         10,271,268
       1,000,000  Valeant Pharmaceuticals International, Inc. (a).................      7.50%       07/15/21            831,250
                                                                                                                ---------------
                                                                                                                     34,564,979
                                                                                                                ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.2%
         405,000  IHS Markit Ltd. (a).............................................      4.75%       02/15/25            424,744
         825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a).......................      5.50%       10/01/21            859,031
         813,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a).......................      5.00%       02/01/25            816,049
                                                                                                                ---------------
                                                                                                                      2,099,824
                                                                                                                ---------------
                  RESTAURANTS -- 0.2%
       3,000,000  1011778 B.C. ULC / New Red Finance, Inc. (a) (b)................      6.00%       04/01/22          3,135,000
                                                                                                                ---------------


Page 14                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  SECURITY & ALARM SERVICES -- 0.3%
$      2,500,000  Garda World Security Corp. (a) (b)..............................      7.25%       11/15/21    $     2,529,000
       1,000,000  Garda World Security Corp. (a)..................................      7.25%       11/15/21          1,011,250
                                                                                                                ---------------
                                                                                                                      3,540,250
                                                                                                                ---------------
                  TOTAL FOREIGN CORPORATE BONDS...............................................................      165,284,251
                  (Cost $160,960,663)                                                                           ---------------


   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                               RATE (e)    MATURITY (f)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 26.4%

                  AEROSPACE & DEFENSE -- 0.1%
         661,344  TransDigm, Inc., Term Loan F - Extended.........................      3.99%       06/15/23            660,425
                                                                                                                ---------------
                  APPAREL RETAIL -- 0.1%
       1,376,607  Neiman Marcus Group (The), Inc., Other Term Loan................      4.25%       10/25/20          1,096,701
                                                                                                                ---------------
                  APPLICATION SOFTWARE -- 0.7%
       2,689,894  Epicor Software Corp., Term B Loan..............................      4.75%       06/01/22          2,685,698
         398,500  Informatica Corp. (Ithacalux S.A.R.L.), Dollar Term Loan........      4.50%       08/05/22            396,722
         467,515  JDA Software Group (RP Crown Parent, Inc.), Term Loan B.........      4.50%       09/21/23            470,923
       5,218,920  Kronos, Inc., 1st Lien Term Loan................................      5.03%       10/31/23          5,234,577
                                                                                                                ---------------
                                                                                                                      8,787,920
                                                                                                                ---------------
                  ASSET MANAGEMENT & CUSTODY BANKS -- 0.5%
       5,587,305  Victory Capital Holdings (VCH Holdings LLC), Initial Term
                     Loan.........................................................      8.65%       10/29/21          5,646,698
                                                                                                                ---------------
                  BROADCASTING -- 0.2%
       2,656,676  Tribune Media Co., Extended Term Loan C.........................      3.99%       01/31/24          2,671,633
         212,620  Tribune Media Co., Term B Loan..................................      3.99%       12/27/20            213,859
                                                                                                                ---------------
                                                                                                                      2,885,492
                                                                                                                ---------------
                  BUILDING PRODUCTS -- 0.0%
         372,666  Jeld-Wen, Inc., Term Loan B.....................................      4.15%       07/01/22            376,393
                                                                                                                ---------------
                  CASINOS & GAMING -- 4.6%
       3,118,500  Amaya Holdings B.V., 2nd Lien Term Loan.........................      8.15%       07/31/22          3,121,431
      14,367,149  Amaya Holdings B.V., Term Loan B................................      4.65%       08/01/21         14,369,161
      24,128,307  Caesars Entertainment Resort Properties LLC, Term B Loan........      7.00%       10/11/20         24,173,668
      13,525,505  Caesars Growth Partners LLC, Term Loan B........................      4.00%       05/08/21         13,593,133
                                                                                                                ---------------
                                                                                                                     55,257,393
                                                                                                                ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.5%
       6,016,667  Brickman Group Holdings, Inc., Second Lien Term Loan............  7.50% - 7.52%   12/31/21          6,043,020
                                                                                                                ---------------
                  ELECTRIC UTILITIES -- 0.6%
       2,394,000  Vistra Energy Corp. (TXU/TEX/TCEH), 2016 Incremental
                     Term Loan (g)................................................  4.24% - 4.28%   12/31/23          2,401,493
       3,632,386  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan B (g).............      3.73%       08/04/23          3,624,432
         830,515  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan C (g).............      3.73%       08/04/23            828,696
                                                                                                                ---------------
                                                                                                                      6,854,621
                                                                                                                ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
         185,914  PSSI (Packers Holdings LLC), Term Loan B........................      4.75%       12/01/21            187,774
                                                                                                                ---------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                               RATE (e)    MATURITY (f)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  FOOD RETAIL -- 0.9%
$      6,951,823  Albertsons LLC, Term Loan B4....................................      3.99%       08/22/21    $     6,974,278
         995,006  Albertsons LLC, Term Loan B5....................................      4.40%       12/22/22            999,235
       2,326,026  Albertsons LLC, Term Loan B6....................................      4.30%       06/22/23          2,335,726
                                                                                                                ---------------
                                                                                                                     10,309,239
                                                                                                                ---------------
                  HEALTH CARE EQUIPMENT -- 0.2%
       1,984,848  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                     Initial Term Loan............................................      4.25%       06/08/20          1,937,212
                                                                                                                ---------------
                  HEALTH CARE FACILITIES -- 0.1%
         270,345  Acadia Healthcare Co., Inc., Term Loan B1.......................      3.98%       02/11/22            270,345
         986,810  Acadia Healthcare Co., Inc., Term Loan B2.......................      3.98%       02/15/23            986,810
                                                                                                                ---------------
                                                                                                                      1,257,155
                                                                                                                ---------------
                  HEALTH CARE SERVICES -- 2.0%
       2,016,179  21st Century Oncology, Inc., Tranche B Term Loan................      7.28%       04/30/22          1,820,609
       1,233,087  Air Medical Group Holdings, Inc., Initial Term Loan.............      4.25%       04/28/22          1,223,839
         595,500  Air Medical Group Holdings, Inc., Term Loan B1..................      5.00%       04/28/22            593,267
       1,936,239  CareCore National LLC, Term Loan................................      5.50%       03/05/21          1,945,920
         693,000  CHG Healthcare Services, Inc., Term Loan B......................  4.79% - 4.92%   05/31/23            701,371
       2,940,018  Curo Health Services Holdings, Inc., Term Loan B................      5.79%       02/15/22          2,958,393
         199,001  ExamWorks Group, Inc., Term Loan B..............................      4.23%       07/27/23            200,619
       3,478,722  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                     (First Lien).................................................      5.32%       07/01/21          3,043,882
       3,238,150  Surgery Centers Holdings, Inc., Term Loan B.....................      4.75%       11/03/20          3,254,341
       8,866,319  U.S. Renal Care, Inc., Term Loan B..............................      5.40%       12/30/22          8,400,837
                                                                                                                ---------------
                                                                                                                     24,143,078
                                                                                                                ---------------
                  HYPERMARKETS & SUPER CENTERS -- 0.9%
         856,358  BJ's Wholesale Club, Inc., 1st Lien Term Loan...................      4.75%       01/31/24            852,436
      10,130,289  BJ's Wholesale Club, Inc., 2nd Lien Term Loan...................      8.50%       01/26/25         10,145,080
                                                                                                                ---------------
                                                                                                                     10,997,516
                                                                                                                ---------------
                  INDUSTRIAL CONGLOMERATES -- 0.9%
      10,858,155  Gardner Denver, Inc., Initial Dollar Term Loan..................  4.25% - 4.57%   07/30/20         10,849,143
                                                                                                                ---------------
                  INSURANCE BROKERS -- 0.2%
         428,571  Amwins Group LLC, Term Loan B (Second Lien).....................      7.75%       01/31/25            436,071
       2,493,750  Confie Seguros Holding II Co., Term Loan B......................      5.75%       03/30/22          2,490,633
                                                                                                                ---------------
                                                                                                                      2,926,704
                                                                                                                ---------------
                  LEISURE FACILITIES -- 0.1%
         955,474  Planet Fitness Holdings LLC, Term Loan B........................  4.49% - 4.65%   03/31/21            962,640
                                                                                                                ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.7%
         984,576  Immucor, Inc., Term B-2 Loan....................................      5.00%       08/19/18            980,637
       5,818,750  inVentiv Health, Inc., Term Loan B..............................      4.80%       09/30/23          5,848,658
       1,954,774  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.),
                     Initial Term Loan............................................      4.75%       06/30/21          1,944,198
                                                                                                                ---------------
                                                                                                                      8,773,493
                                                                                                                ---------------
                  MANAGED HEALTH CARE -- 0.0%
         437,810  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                     Loan B.......................................................      4.90%       06/15/23            443,361
                                                                                                                ---------------


Page 16                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                               RATE (e)    MATURITY (f)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
$      1,027,778  American Energy Marcellus Holdings LLC (Ascent
                     Resources - Marcellus LLC), Initial Loan (Second Lien).......      8.53%       08/04/21    $       108,944
       1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien)...........      8.38%       09/30/20            777,500
                                                                                                                ---------------
                                                                                                                        886,444
                                                                                                                ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.1%
         893,837  First Data Corp., Term Loan 2024................................      3.49%       04/21/24            893,837
                                                                                                                ---------------
                  PACKAGED FOODS & MEATS -- 1.0%
      11,790,750  Amplify Snack Brands, Inc., Term Loan B.........................      6.50%       08/31/23         11,562,363
                                                                                                                ---------------
                  PAPER PACKAGING -- 0.2%
       2,758,468  Reynolds Group Holdings, Inc., Term Loan B......................      3.99%       02/05/23          2,772,095
                                                                                                                ---------------
                  PHARMACEUTICALS -- 3.1%
          95,475  AMAG Pharmaceuticals, Inc., Initial Term Loan...................      4.78%       08/17/21             95,355
      15,831,901  Concordia Healthcare Corp., Initial Dollar Term Loan............      5.25%       10/21/21         10,592,175
       8,781,455  Horizon Pharma, Inc., Term Loan B...............................      4.75%       03/22/24          8,825,362
         496,173  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Term Loan B.........      4.41%       04/15/24            497,042
      16,776,353  Valeant Pharmaceuticals International, Inc., Series F-1
                     Tranche B Term Loan..........................................      5.74%       04/01/22         16,872,482
                                                                                                                ---------------
                                                                                                                     36,882,416
                                                                                                                ---------------
                  PROPERTY & CASUALTY INSURANCE -- 0.1%
         600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                     (Second Lien)................................................      6.75%       02/28/22            600,498
                                                                                                                ---------------
                  REAL ESTATE SERVICES -- 0.4%
       4,806,946  DTZ Worldwide Ltd., 2015-1 Additional Term Loan.................  4.30% - 4.42%   11/04/21          4,824,299
                                                                                                                ---------------
                  RESEARCH & CONSULTING SERVICES -- 2.5%
      12,554,077  Acosta, Inc., Term Loan B.......................................      4.25%       09/26/21         11,670,019
       7,116,774  Advantage Sales & Marketing, Inc., Initial Term Loan
                     (First Lien).................................................      4.25%       07/23/21          6,941,843
      10,680,000  Information Resources, Inc., Second Lien Term Loan..............      9.25%       12/31/24         10,646,678
         800,000  Information Resources, Inc., Term Loan B........................      5.25%       12/31/23            807,752
                                                                                                                ---------------
                                                                                                                     30,066,292
                                                                                                                ---------------
                  RESTAURANTS -- 1.0%
       1,685,000  Portillo's Holdings LLC, Second Lien Term Loan..................      9.15%       08/15/22          1,701,850
       8,149,970  Portillo's Holdings LLC, Term B Loan (First Lien)...............      5.65%       08/02/21          8,190,720
       2,402,590  Red Lobster Management LLC, Initial Term Loan (First Lien)......      6.25%       07/28/21          2,414,603
                                                                                                                ---------------
                                                                                                                     12,307,173
                                                                                                                ---------------
                  RETAIL REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.5%
       6,150,000  Capital Automotive LLC, 2nd Lien Term Loan......................      7.00%       03/15/25          6,273,000
                                                                                                                ---------------
                  SEMICONDUCTORS -- 0.8%
       8,919,578  Micron Technology, Inc., Term Loan B............................      3.50%       04/26/22          8,974,077
                                                                                                                ---------------
                  SPECIALIZED CONSUMER SERVICES -- 1.3%
         691,231  Asurion LLC, New Term Loan B-2..................................      4.24%       07/08/20            695,697
       2,391,622  Asurion LLC, Replacement Term Loan B-5..........................      4.75%       11/03/23          2,409,559
       8,205,882  Asurion LLC, Term Loan (Second Lien)............................      8.50%       03/03/21          8,325,524
       4,382,522  Asurion LLC, Term Loan B4.......................................      4.25%       08/04/22          4,408,992
                                                                                                                ---------------
                                                                                                                     15,839,772
                                                                                                                ---------------


                        See Notes to Financial Statements                Page 17

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                               RATE (e)    MATURITY (f)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SPECIALTY STORES -- 0.6%
$        255,473  Coinstar, Inc., (Aspen Merger Sub, Inc.), Term Loan B...........      5.25%       09/27/23    $       256,033
       1,052,260  PetSmart, Inc., Term Loan B-2...................................      4.02%       03/10/22            962,702
       3,379,228  Toys "R" US-Delaware, Inc., Term B-2 Loan.......................      5.25%       05/25/18          3,210,266
       3,685,509  Toys "R" US-Delaware, Inc., Term B4 Loan........................      9.80%       04/25/20          3,095,828
                                                                                                                ---------------
                                                                                                                      7,524,829
                                                                                                                ---------------
                  SYSTEMS SOFTWARE -- 1.4%
       4,051,165  Applied Systems, Inc., Initial Term Loan (Second Lien)..........      7.65%       01/24/22          4,078,187
       4,722,826  Avast Software B.V. (Sybil Software LLC), Term Loan B...........      4.40%       09/30/23          4,766,134
       5,562,482  BMC Software Finance, Inc., Term Loan B.........................      5.00%       09/10/22          5,592,019
       2,635,679  Compuware Corp., Term Loan B3...................................      5.25%       12/15/21          2,645,563
                                                                                                                ---------------
                                                                                                                     17,081,903
                                                                                                                ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...................................................      316,884,976
                  (Cost $323,233,686)                                                                           ---------------


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ---------------
RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           1,737  Vistra Energy Corp. (g) (h).................................................................            2,345
           2,702  Vistra Energy Corp. (g) (h) (i).............................................................                0
                                                                                                                ---------------
                  TOTAL RIGHTS................................................................................            2,345
                  (Cost $3,018)                                                                                 ---------------

MONEY MARKET FUNDS -- 0.1%

       1,751,676  Morgan Stanley Institutional Liquidity Fund - Treasury
                     Portfolio - Institutional Class - 0.61% (j)..............................................        1,751,676
                  (Cost $1,751,676)                                                                             ---------------

                  TOTAL INVESTMENTS -- 105.8%.................................................................    1,269,061,039
                  (Cost $1,250,382,603) (k)                                                                     ---------------


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (7.6%)

$    (70,375,000) United States Treasury Note.....................................      1.50%       04/15/20        (70,482,181)
     (11,000,000) United States Treasury Note.....................................      1.88%       04/30/22        (11,031,801)
     (10,000,000) United States Treasury Note.....................................      2.25%       02/15/27         (9,972,070)
                                                                                                                ---------------
                  TOTAL U.S. GOVERNMENT NOTES SOLD SHORT......................................................      (91,486,052)
                  (Proceeds $91,424,815)                                                                        ---------------

                  NET OTHER ASSETS AND LIABILITIES -- 1.8%....................................................       21,671,062
                                                                                                                ---------------
                  NET ASSETS -- 100.0%........................................................................  $ 1,199,246,049
                                                                                                                ===============


Page 18                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2017, securities noted as such amounted to $577,847,086 or 48.2% of net assets.

(b) This security or a portion of this security is segregated as collateral for investments sold short.

(c) These notes are Senior Payment-In-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.63% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for November 15, 2017.

(d) These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.00% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2017, this security paid all of its interest in cash.

(e) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2017. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(f) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(g) On October 3, 2016, Texas Competitive Electric Holdings (TCEH), completed their reorganization in the form of a tax free spin off from their parent company, Energy Future Holdings. As part of the reorganization, first lien claim holders received equity in a new entity, TCEH Corp., cash held by the new entity, tax receivable rights, and a beneficial interest in an unsecured claim up to the parent company, Energy Future Holdings. Effective November 7, 2016, TCEH Corp. changed its name to Vistra Energy Corp.

(h)   Non-income producing security.

(i) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2017, securities noted as such amounted to $0 or 0.0% of net assets.

(j)   Interest rate shown reflects yield as of April 30, 2017.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $32,514,774 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,836,338.


                        See Notes to Financial Statements                Page 19

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       ASSETS TABLE
                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                         VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                         4/30/2017          PRICES            INPUTS            INPUTS
                                                      ---------------   ---------------   ---------------   ---------------
Corporate Bonds*..................................    $   785,137,791   $            --   $   785,137,791   $            --
Foreign Corporate Bonds*..........................        165,284,251                --       165,284,251                --
Senior Floating-Rate Loan Interests*..............        316,884,976                --       316,884,976                --
Rights*...........................................              2,345                --             2,345                --**
Money Market Funds................................          1,751,676         1,751,676                --                --
                                                      ---------------   ---------------   ---------------   ---------------
Total Investments.................................    $ 1,269,061,039   $     1,751,676   $ 1,267,309,363   $            --**
                                                      ===============   ===============   ===============   ===============


                                                     LIABILITIES TABLE
                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                         VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                         4/30/2017          PRICES            INPUTS            INPUTS
                                                      ---------------   ---------------   ---------------   ---------------
U.S. Government Notes Sold Short..................    $   (91,486,052)  $            --   $   (91,486,052)  $            --
                                                      ===============   ===============   ===============   ===============

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

Level 3 Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2016
  Rights                                             $               --*
Net Realized Gain (Loss)                                             --
Change in Unrealized Appreciation /(Depreciation)                    --
Purchases                                                            --
Sales                                                                --
Transfers In                                                         --
Transfers Out                                                        --
                                                     ------------------
ENDING BALANCE AT APRIL 30, 2017
  Rights                                                             --*
                                                     ------------------
Total Level 3 holdings                               $               --*
                                                     ==================

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2017.


Page 20                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value.....................................................    $ 1,269,061,039
Cash......................................................................            186,604
Restricted cash...........................................................          4,916,132
Receivables:
   Investment securities sold.............................................        142,916,014
   Interest...............................................................         17,648,579
   Capital shares sold....................................................          2,451,868
   Dividends..............................................................              3,404
                                                                              ---------------
      Total Assets........................................................      1,437,183,640
                                                                              ---------------
LIABILITIES:
Investments sold short, at value (proceeds $91,424,815)...................         91,486,052
Payables:
   Investment securities purchased........................................        144,727,765
   Investment advisory fees...............................................            928,158
   Interest on investments sold short.....................................            499,705
   Margin interest expense................................................            295,911
                                                                              ---------------
      Total Liabilities...................................................        237,937,591
                                                                              ---------------
NET ASSETS................................................................    $ 1,199,246,049
                                                                              ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $ 1,191,070,369
Par value.................................................................            244,500
Accumulated net investment income (loss)..................................            453,668
Accumulated net realized gain (loss) on investments and
   investments sold short.................................................        (11,139,687)
Net unrealized appreciation (depreciation) on investments and
   investments sold short.................................................         18,617,199
                                                                              ---------------
NET ASSETS................................................................    $ 1,199,246,049
                                                                              ===============
NET ASSET VALUE, per share................................................    $         49.05
                                                                              ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................         24,450,002
                                                                              ===============
Investments, at cost......................................................    $ 1,250,382,603
                                                                              ===============


                        See Notes to Financial Statements                Page 21

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest..................................................................    $    35,565,500
Dividends.................................................................             12,693
                                                                              ---------------
   Total investment income................................................         35,578,193
                                                                              ---------------
EXPENSES:
Investment advisory fees..................................................          5,266,126
Interest on investments sold short........................................            474,665
Margin interest expense...................................................            345,731
                                                                              ---------------
   Total expenses.........................................................          6,086,522
                                                                              ---------------
NET INVESTMENT INCOME (LOSS)..............................................         29,491,671
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................           (247,688)
   Investments sold short.................................................         (1,052,686)
                                                                              ---------------
Net realized gain (loss)..................................................         (1,300,374)
                                                                              ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................         16,525,767
   Investments sold short.................................................          1,754,450
                                                                              ---------------
Net change in unrealized appreciation (depreciation)......................         18,280,217
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................         16,979,843
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $    46,471,514
                                                                              ===============


Page 22                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED                YEAR
                                                                                 4/30/2017              ENDED
                                                                                (UNAUDITED)          10/31/2016
                                                                              ---------------      ---------------
OPERATIONS:
   Net investment income (loss)...........................................    $    29,491,671      $    40,345,475
   Net realized gain (loss)...............................................         (1,300,374)          (5,434,136)
   Net change in unrealized appreciation (depreciation)...................         18,280,217           14,392,947
                                                                              ---------------      ---------------
   Net increase (decrease) in net assets resulting from operations........         46,471,514           49,304,286
                                                                              ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................        (29,038,003)         (41,910,270)
   Return of capital......................................................                 --           (2,821,485)
                                                                              ---------------      ---------------
   Total distributions to shareholders....................................        (29,038,003)         (44,731,755)
                                                                              ---------------      ---------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................        251,483,157          828,606,666
   Cost of shares redeemed................................................       (146,967,207)        (276,836,722)
                                                                              ---------------      ---------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions........................................................        104,515,950          551,769,944
                                                                              ---------------      ---------------
   Total increase (decrease) in net assets................................        121,949,461          556,342,475

NET ASSETS:
   Beginning of period....................................................      1,077,296,588          520,954,113
                                                                              ---------------      ---------------
   End of period..........................................................    $ 1,199,246,049      $ 1,077,296,588
                                                                              ===============      ===============
   Accumulated net investment income (loss) at end of period..............    $       453,668      $            --
                                                                              ===============      ===============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................         22,300,002           10,700,002
   Shares sold............................................................          5,200,000           17,450,000
   Shares redeemed........................................................         (3,050,000)          (5,850,000)
                                                                              ---------------      ---------------
   Shares outstanding, end of period......................................         24,450,002           22,300,002
                                                                              ===============      ===============


                        See Notes to Financial Statements                Page 23

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations...........    $    46,471,514
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
      Purchases of investments............................................       (857,589,997)
      Borrowed investments sold short.....................................        237,525,882
      Cost to cover short positions.......................................       (208,844,681)
      Sales, maturities and paydowns of investments.......................        674,593,634
      Net amortization/accretion of premiums/discounts on investments.....            454,611
      Net realized gain/loss on investments and investments sold short....          1,300,374
      Net change in unrealized appreciation/depreciation on investments...        (16,525,767)
      Net change in unrealized appreciation/depreciation on investments
         sold short.......................................................         (1,754,450)
      Decrease in restricted cash.........................................         54,218,464

CHANGES IN ASSETS AND LIABILITIES
      Increase in interest receivable.....................................         (5,128,848)
      Increase in dividends receivable....................................             (3,404)
      Increase in interest payable on investments sold short..............             75,295
      Increase in interest expense payable on investments sold short......            295,017
      Increase in investment advisory fees payable........................             68,385
                                                                              ---------------
CASH USED IN OPERATING ACTIVITIES.........................................                         $   (74,843,971)
                                                                                                   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares sold...........................................        251,449,084
      Cost of shares redeemed.............................................       (146,967,207)
      Distributions to shareholders from net investment income............        (29,038,003)
                                                                              ---------------
CASH PROVIDED BY FINANCING ACTIVITIES.....................................                              75,443,874
                                                                                                   ---------------
Increase in cash..........................................................                                 599,903
Cash at beginning of period...............................................                                (413,299)
                                                                                                   ---------------
CASH AT END OF PERIOD.....................................................                         $       186,604
                                                                                                   ===============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest..................................                         $        50,714
                                                                                                   ===============


Page 24                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS                                                        FOR THE PERIOD
                                                ENDED                     YEAR ENDED OCTOBER 31,                2/25/2013 (a)
                                              4/30/2017      ------------------------------------------------      THROUGH
                                             (UNAUDITED)          2016             2015             2014          10/31/2013
                                            --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period          $    48.31       $    48.69       $    51.30       $    51.16       $    50.00
                                              ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        1.27             2.41             2.64             2.58             1.93
Net realized and unrealized gain (loss)             0.72            (0.14)           (2.23) (b)        0.29             1.38
                                              ----------       ----------       ----------       ----------       ----------
Total from investment operations                    1.99             2.27             0.41             2.87             3.31
                                              ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (1.25)           (2.48)           (2.84)           (2.73)           (2.15)
Net realized gain                                     --               --            (0.14)              --               --
Return of capital                                     --            (0.17)           (0.04)              --               --
                                              ----------       ----------       ----------       ----------       ----------
Total distributions                                (1.25)           (2.65)           (3.02)           (2.73)           (2.15)
                                              ----------       ----------       ----------       ----------       ----------
Net asset value, end of period                $    49.05       $    48.31       $    48.69       $    51.30       $    51.16
                                              ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (c)                                    4.17%            4.89%            0.80% (b)        5.72%            6.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,199,246       $1,077,297       $  520,954       $  179,533       $   74,178
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           1.10% (d)        1.11%            1.23%            1.29%            1.28% (d)
Ratio of total expenses to average net
   assets excluding interest expense                0.95% (d)        0.95%            0.95%            0.95%            0.95% (d)
Ratio of net investment income (loss) to
   average net assets                               5.32% (d)        5.04%            5.49%            5.02%            5.10% (d)
Portfolio turnover rate (e)                           50%              45%              34%              54%              52%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) The Fund received a payment from the advisor in the amount of $24,541 in connection with a trade error. The payment from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 25

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The primary investment objective of the Fund is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., or lower than "Baa3" by Moody's Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" bonds. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. As part of its investment strategy, the Fund intends to maintain both long and short positions in securities under normal market conditions. The Fund will take long positions in securities that the Advisor believes in the aggregate to have the potential to outperform the Fund's benchmark, the BofA Merrill Lynch US High Yield Constrained Index (the "Index"). The Fund will take short positions in securities that the Advisor believes will decline or in the aggregate will underperform the Index. The Fund's long positions may total up to 130% of the Fund's net assets. The Fund's short positions will range between 0% and 30% of the Fund's net assets. Under normal market conditions, the Fund takes short positions in U.S. Treasury securities and/or corporate debt obligations, which may be rated investment grade or rated or deemed to be high-yield securities. The Fund may, under normal market conditions, invest up to 40% of its net assets (including investment borrowings) in bank loans; however the Fund invests no more than 15% of its net assets (including investment borrowings) in junior loans, and all other bank loans in which the Fund invests are first lien senior secured floating rate bank loans. The Fund may also, under normal market conditions, invest up to 30% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. exchange-traded options on futures contracts and U.S. exchange-traded futures contracts. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;

-----------------------------

(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

      4)    the financial statements of the borrower/issuer;
      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
     11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
     12)    borrower's/issuer's competitive position within the industry;
     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
     14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery, or forward purchase commitments as of April 30, 2017.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. At April 30, 2017, the Fund had $4,916,132 in restricted cash associated with investments sold short and $91,486,052 of investments sold short as shown on the Statement of Asset and Liabilities. Interest is charged on these balances at a rate equal to the Overnight Bank Funding Rate plus 75 basis points and is charged on payable credit margin balances at a rate equal to the Overnight Bank Funding Rate less 40 basis points. At April 30, 2017, the Fund had a debit margin balance with an interest rate of 1.66%. For the six months ended April 30, 2017, margin interest expense was $345,731, which is shown in "Margin interest expense" on the Statement of Operations. For the six months ended April 30, 2017, the average margin balance and interest rates were $45,373,398 and 1.41%, respectively.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of April 30, 2017.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

Distributions paid from:
Ordinary income.................................   $   41,910,270
Capital gain....................................               --
Return of capital...............................        2,821,485

As of October 31, 2016, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $           --
Accumulated capital and other gain (loss).......       (7,446,666)
Net unrealized appreciation (depreciation)......       (2,055,665)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. As of October 31, 2016, the Fund had non-expiring capital loss carryforwards of $7,446,666 for federal income tax purposes. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2016, the Fund had no net ordinary losses.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund's short positions in securities.

H. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

I. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $643,488,395 and $432,004,955, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $153,861,803 and $182,549,815, respectively.

For the six months ended April 30, 2017, the Fund had no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with the First Trust Series Fund and First Trust Variable Insurance Trust, entered into a $200 million Credit Agreement ("Line of Credit") with BNYM, to be a liquidity backstop during periods of high redemption volume. Prior to February 3, 2017, the Line of Credit was $135 million. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that had access to the Line of Credit. To the extent that the Fund accesses the Line of Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2017.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund's Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2018.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On May 22, 2017, the Fund declared a distribution of $0.215 per share to shareholders of record on May 25, 2017, payable May 31, 2017.


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK: Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

BANK LOANS RISK: An investment in bank loans subjects the Fund to credit risk, which is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior Loans, in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these Senior Loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in Senior Loans may have uncertain settlement time periods. Senior Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments. Furthermore, increases in interest rates may result in greater volatility of Senior Loans and average duration may fluctuate with fluctuations in interest rates.

CALL RISK: If an issuer calls higher-yielding securities held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK: The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CONVERTIBLE BONDS RISK: The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

COUNTERPARTY RISK: Certain Derivative Instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. The Fund's investments in the futures markets also introduce the risk that its futures commission merchant ("FCM") would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM's obligation to return margin posted in connection with the Fund's futures contracts.

CREDIT RISK: Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high yield or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK: Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund intends to hedge its non-U.S. dollar holdings.

CYBER SECURITY RISK: As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DERIVATIVES RISK: The use of Derivative Instruments can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the Derivative Instruments. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

DISTRESSED SECURITIES RISK: The Fund may invest in Distressed Securities, including stressed, distressed and bankrupt issuers and debt obligations that are in default. In any investment involving Distressed Securities, there exists the risk that the transaction involving such securities will be unsuccessful. Distressed Securities might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Many Distressed Securities are illiquid or trade in low volumes and thus may be more difficult to value. Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as "Distressed Securities."

FLUCTUATION OF NET ASSET VALUE RISK: The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

HIGH YIELD SECURITIES RISK: High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INTEREST RATE RISK: Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK: The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. As of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. Decreased liquidity may negatively affect the Fund's ability to mitigate risk and meet redemptions.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET MAKER RISK: If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2017 (UNAUDITED)

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

OTHER DEBT SECURITIES RISK: Secured loans that are not first lien, loans that are unsecured and debt securities are subject to many of the same risks that affect senior loans; however they are often unsecured and/or lower in the issuer's capital structure than senior loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further heightened in the case of below investment grade instruments. Additionally, most fixed-income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.

PREPAYMENT RISK: Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SHORT SALE RISK: The Fund uses short sales for investment and risk management purposes, including when the Fund's advisor anticipates that the market price of securities will decline or in the aggregate will underperform the Index. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for relatively long periods of time. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

TRADING ISSUES RISK: Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Enhanced Short
Maturity ETF (FTSM)


Semi-Annual Report
For the Six Months Ended
April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 23
Statement of Operations...................................................... 24
Statements of Changes in Net Assets.......................................... 25
Financial Highlights......................................................... 26
Notes to Financial Statements................................................ 27
Additional Information....................................................... 33

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Enhanced Short Maturity ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust Enhanced Short Maturity ETF (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

The investment objective of First Trust Enhanced Short Maturity ETF (the "Fund") is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate instruments (collectively, "Fixed Income Securities") issued by U.S. and non-U.S. public and private sector entities. Fixed Income Securities will include the following types of fixed- and variable-rate debt securities: corporate and government bonds and notes; agency securities; instruments of non-U.S. issuers in developed markets; privately issued securities; asset-backed securities; mortgage-related securities; municipal bonds; and money market securities. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FTSM."

The Fund's investment advisor, First Trust Advisors L.P. (the "Advisor") selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. Under normal market conditions, the Fund's average duration is expected to be below one year and the average maturity of the Fund's portfolio is expected to be below three years.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUAL AVERAGE            CUMULATIVE
                                                                                          TOTAL RETURNS           TOTAL RETURNS
                                                  6 Months Ended      1 Year Ended      Inception (8/5/14)      Inception (8/5/14)
                                                     4/30/17            4/30/17             to 4/30/17              to 4/30/17
FUND PERFORMANCE
NAV                                                   0.67%              1.27%                0.75%                   2.07%
Market Price                                          0.67%              1.28%                0.75%                   2.05%

INDEX PERFORMANCE
BofA Merrill Lynch 0-1 Year U.S. Treasury Index       0.23%              0.51%                0.35%                   0.96%
----------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

--------------------------------------------------------
                                          % OF TOTAL
ASSET CLASSIFICATION                  INVESTMENTS & CASH
--------------------------------------------------------
Corporate Bonds                             47.93%
Commercial Paper                            22.60
Foreign Corporate Bonds                     17.94
U.S. Government Agency Mortgage-
   Backed Securities                         6.46
Mortgage-Backed Securities                   2.45
Asset-Backed Securities                      1.45
Municipal Bonds                              0.52
Certificates of Deposit                      0.36
U.S. Government Notes                        0.13
Cash                                         0.16
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
CREDIT QUALITY(1)                     INVESTMENTS & CASH
--------------------------------------------------------
Government                                   6.57%
AAA                                          3.13
AA+                                          0.64
AA                                           0.56
AA-                                          3.86
A+                                           3.53
A                                            8.79
A-                                          10.27
BBB+                                        20.04
BBB                                         12.10
BBB-                                         6.32
BB+                                          0.03
A-1 (Short-Term)                             0.20
A-2 (Short-Term)                             9.75
A-3 (Short-Term)                            13.24
Not Rated                                    0.81
Cash                                         0.16
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                         INVESTMENTS
--------------------------------------------------------
Kinder Morgan, Inc.                          0.80%
Federal Home Loan Mortgage Corporation,
   Series 2010-3726, Class ND                0.76
Volkswagen Group of America Finance LLC      0.73
Synchrony Financial                          0.73
Imperial Brands Finance PLC                  0.72
BAT International Finance PLC                0.71
Glencore Finance Canada Ltd.                 0.70
Reynolds American, Inc.                      0.67
Penske Truck Leasing Co., L.P. / PTL
   Finance Corp.                             0.66
AutoNation, Inc.                             0.66
                                           -------
     Total                                   7.14%
                                           =======

-----------------------------

(1) The ratings are by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under "Government". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   AUGUST 5, 2014 - APRIL 30, 2017

            First Trust Enhanced        BofA Merrill Lynch 0-1 Year
             Short Maturity ETF             U.S. Treasury Index
8/5/14            $10,000                         $10,000
10/31/14           10,016                          10,002
4/30/15            10,047                          10,010
10/31/15           10,045                          10,019
4/30/16            10,079                          10,045
10/31/16           10,139                          10,073
4/30/17            10,207                          10,096

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 6, 2014 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                         NUMBER OF DAYS BID/ASK MIDPOINT          NUMBER OF DAYS BID/ASK MIDPOINT
                                  AT/ABOVE NAV                               BELOW NAV
                      -------------------------------------    -------------------------------------
                      0.00%-    0.50%-    1.00%-               0.00%-    0.50%-    1.00%-
FOR THE PERIOD        0.49%     0.99%     1.99%     >=2.00%    0.49%     0.99%     1.99%     >=2.00%
8/6/14 - 10/31/14       47         0         0         0         15         0         0         0
11/1/14 - 10/31/15      54         0         0         0        197         0         0         0
11/1/15 - 10/31/16     101         0         0         0        151         0         0         0
11/1/16 - 4/30/17       95         0         0         0         28         0         0         0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust"), 120 E. Liberty Drive, Wheaton, IL 60187, is the investment advisor to the First Trust Enhanced Short Maturity ETF (the "Fund" or "FTSM"). First Trust was established in 1991 and is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. In its capacity as the Fund's investment advisor, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor or sub-advisor for seven mutual fund portfolios, ten exchange-traded trusts consisting of 118 series and 16 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

                           PORTFOLIO MANAGEMENT TEAM

TODD LARSON, CFA - VICE PRESIDENT, PORTFOLIO MANAGER
JEREMIAH CHARLES - VICE PRESIDENT, PORTFOLIO MANAGER
JAMES SNYDER - VICE PRESIDENT, PORTFOLIO MANAGER
ERIC MAISEL, CFA - VICE PRESIDENT, PORTFOLIO MANAGER
WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust Enhanced Short Maturity ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
Actual                                              $1,000.00           $1,006.70            0.25%             $1.24
Hypothetical (5% return before expenses)            $1,000.00           $1,023.55            0.25%             $1.25

(a) These expense ratios reflect expense waivers. See Note 3 in the Notes to the Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CORPORATE BONDS -- 47.7%

                  AEROSPACE/DEFENSE -- 0.4%
$      3,215,000  United Technologies Corp. (a)...................................     1.38%        11/01/19     $     3,237,852
                                                                                                                 ---------------
                  AGRICULTURE -- 0.7%
       5,060,000  Reynolds American, Inc..........................................     2.30%        08/21/17           5,071,461
                                                                                                                 ---------------
                  AUTO MANUFACTURERS -- 6.8%
         330,000  American Honda Finance Corp., Medium-Term Note (a)..............     1.62%        07/13/18             331,667
       1,000,000  American Honda Finance Corp., Medium-Term Note (a)..............     1.33%        11/19/18           1,003,082
       1,000,000  American Honda Finance Corp., Medium-Term Note (a)..............     1.88%        02/22/19           1,013,026
       2,200,000  Daimler Finance North America LLC (a) (b).......................     1.37%        08/01/17           2,201,474
       1,417,000  Daimler Finance North America LLC (a) (b).......................     1.89%        07/05/19           1,427,952
       4,000,000  Daimler Finance North America LLC (a) (b).......................     1.79%        10/30/19           4,022,351
         500,000  Daimler Finance North America LLC (a) (b).......................     1.78%        01/06/20             502,485
       1,000,000  Ford Motor Credit Co. LLC.......................................     1.68%        09/08/17           1,000,039
       2,000,000  Ford Motor Credit Co. LLC (a)...................................     2.10%        01/09/18           2,007,676
       2,000,000  Ford Motor Credit Co. LLC.......................................     2.15%        01/09/18           2,005,940
       2,000,000  Ford Motor Credit Co. LLC.......................................     2.38%        01/16/18           2,009,012
       1,000,000  Ford Motor Credit Co. LLC (a)...................................     2.03%        06/15/18           1,005,356
       1,500,000  Ford Motor Credit Co. LLC (a)...................................     1.95%        03/12/19           1,504,484
       1,500,000  Ford Motor Credit Co. LLC, Medium-Term Note (a).................     2.74%        01/08/19           1,526,610
       3,022,000  General Motors Financial Co., Inc...............................     2.63%        07/10/17           3,028,709
       2,000,000  General Motors Financial Co., Inc...............................     3.00%        09/25/17           2,011,652
       1,000,000  General Motors Financial Co., Inc. (a)..........................     3.22%        01/15/19           1,024,846
       1,000,000  General Motors Financial Co., Inc. (a)..........................     2.49%        05/09/19           1,016,351
       2,000,000  General Motors Financial Co., Inc. (a)..........................     2.42%        10/04/19           2,028,114
       2,000,000  General Motors Financial Co., Inc. (a)..........................     2.09%        04/13/20           2,007,466
       1,500,000  Nissan Motor Acceptance Corp. (a) (b)...........................     1.95%        04/06/18           1,507,729
       1,500,000  Nissan Motor Acceptance Corp. (a) (b)...........................     1.64%        09/13/19           1,504,913
         500,000  Toyota Motor Credit Corp. (a)...................................     1.42%        04/17/20             500,707
       2,000,000  Toyota Motor Credit Corp., Medium-Term Note (a).................     1.53%        04/06/18           2,006,334
         800,000  Toyota Motor Credit Corp., Medium-Term Note (a).................     1.87%        02/19/19             810,471
       1,000,000  Toyota Motor Credit Corp., Medium-Term Note (a).................     1.60%        10/18/19           1,004,549
       3,495,000  Volkswagen Group of America Finance LLC (b).....................     1.25%        05/23/17           3,494,986
       5,565,000  Volkswagen Group of America Finance LLC (b).....................     1.60%        11/20/17           5,561,104
       2,900,000  Volkswagen Group of America Finance LLC (b).....................     1.65%        05/22/18           2,894,554
                                                                                                                 ---------------
                                                                                                                      51,963,639
                                                                                                                 ---------------
                  BANKS -- 12.6%
         296,000  Bank of America Corp. (a).......................................     2.20%        01/15/19             299,338
       1,000,000  Bank of America Corp. (a).......................................     2.15%        04/24/23           1,002,177
       1,030,000  Bank of America Corp., Medium-Term Note (a).....................     1.66%        08/25/17           1,031,542
       2,433,000  Bank of America Corp., Medium-Term Note (a).....................     2.23%        03/22/18           2,450,900
       2,000,000  Bank of America Corp., Medium-Term Note.........................     6.88%        04/25/18           2,099,020
       2,522,000  Bank of America Corp., Medium-Term Note (a).....................     2.02%        04/01/19           2,545,848
       2,000,000  Bank of America Corp., Medium-Term Note (a).....................     2.34%        10/21/22           2,028,552
       1,000,000  Bank of New York Mellon (The) Corp., Medium-Term
                     Note (a).....................................................     1.91%        08/17/20           1,018,082
       3,575,000  BB&T Corp., Medium-Term Note (a)................................     1.99%        06/15/18           3,603,493
       1,000,000  Branch Banking & Trust Co., Medium-Term Note (a)................     1.56%        05/01/19           1,004,064
       1,000,000  Capital One Financial Corp. (a).................................     2.06%        03/09/22           1,000,898
       2,625,000  Capital One N.A./Mclean VA (a)..................................     1.71%        02/05/18           2,632,082


                        See Notes to Financial Statements                 Page 7

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CORPORATE BONDS (CONTINUED)

                  BANKS (CONTINUED)
$      1,285,000  Capital One N.A./Mclean VA (a)..................................     1.88%        09/13/19     $     1,292,075
       3,000,000  Citigroup, Inc..................................................     1.80%        02/05/18           3,003,689
       3,300,000  Citigroup, Inc. (a).............................................     1.86%        04/27/18           3,313,374
       1,000,000  Citigroup, Inc. (a).............................................     2.74%        05/15/18           1,014,413
       1,500,000  Citigroup, Inc. (a).............................................     2.03%        06/07/19           1,510,428
       1,000,000  Citigroup, Inc. (a).............................................     1.95%        01/10/20           1,004,794
       1,000,000  Citigroup, Inc. (a).............................................     2.22%        08/02/21           1,017,017
       1,500,000  Citigroup, Inc. (a).............................................     2.18%        12/08/21           1,513,838
       1,000,000  Citigroup, Inc. (a).............................................     2.12%        04/25/22           1,002,197
       1,000,000  Citizens Bank N.A./Providence RI (a)............................     1.60%        03/02/20           1,001,790
       1,500,000  Citizens Bank N.A./Providence RI, Medium-Term Note..............     1.60%        12/04/17           1,498,419
       3,000,000  Discover Bank...................................................     2.00%        02/21/18           3,005,346
       1,500,000  Fifth Third Bank/Cincinnati OH (a)..............................     1.74%        09/27/19           1,500,876
       2,000,000  Goldman Sachs Group, (The), Inc.................................     2.38%        01/22/18           2,010,271
       3,000,000  Goldman Sachs Group, (The), Inc. (a)............................     2.37%        04/30/18           3,026,252
       1,500,000  Goldman Sachs Group, (The), Inc. (a)............................     2.20%        04/25/19           1,517,516
       1,000,000  Goldman Sachs Group, (The), Inc. (a)............................     1.92%        12/13/19           1,003,676
       1,500,000  Goldman Sachs Group, (The), Inc. (a)............................     2.31%        04/23/20           1,522,551
       1,808,000  Goldman Sachs Group, (The), Inc. (a)............................     2.21%        11/15/21           1,825,185
       1,333,000  Goldman Sachs Group, (The), Inc. (a)............................     2.28%        04/26/22           1,341,549
       3,680,000  HSBC USA, Inc...................................................     1.70%        03/05/18           3,681,649
       1,500,000  JPMorgan Chase & Co. (a)........................................     2.00%        03/22/19           1,515,537
       1,000,000  JPMorgan Chase & Co. (a)........................................     2.38%        10/29/20           1,021,031
       4,500,000  JPMorgan Chase & Co. (a)........................................     1.66%        03/09/21           4,487,850
       1,000,000  JPMorgan Chase Bank N.A. (a)....................................     1.60%        09/21/18           1,003,222
       3,500,000  JPMorgan Chase Bank N.A. (a)....................................     1.75%        09/23/19           3,522,610
       1,000,000  KeyBank N.A./Cleveland OH (a)...................................     1.86%        11/22/21           1,008,675
       2,000,000  Morgan Stanley..................................................     2.13%        04/25/18           2,008,742
       3,000,000  Morgan Stanley (a)..............................................     2.00%        01/24/19           3,025,677
         500,000  Morgan Stanley (a)..............................................     2.31%        01/27/20             508,730
       2,000,000  Morgan Stanley (a)..............................................     1.84%        02/14/20           2,005,974
       3,125,000  Morgan Stanley (a)..............................................     2.34%        01/20/22           3,155,619
       1,510,000  Morgan Stanley, Global Medium-Term Note (a).....................     2.44%        04/25/18           1,525,995
         325,000  National City Bank/Cleveland OH (a).............................     1.47%        06/07/17             325,088
         800,000  PNC Bank N.A. (a)...............................................     1.33%        08/01/17             800,430
       1,700,000  US Bank N.A./Cincinnati OH, Medium-Term Note (a)................     1.75%        01/29/18           1,706,047
       3,065,000  Wells Fargo & Co. (a)...........................................     1.78%        04/23/18           3,078,765
       1,027,000  Wells Fargo & Co. (a)...........................................     2.19%        07/26/21           1,043,119
       1,500,000  Wells Fargo & Co. (a)...........................................     1.96%        02/11/22           1,509,369
       2,000,000  Wells Fargo & Co., Medium-Term Note (a).........................     1.85%        01/30/20           2,011,712
       1,500,000  Wells Fargo Bank N.A. (a).......................................     1.65%        09/07/17           1,502,846
       1,000,000  Wells Fargo Bank N.A., Medium-Term Note (a).....................     1.55%        11/28/18           1,005,714
         500,000  Wells Fargo Bank N.A., Medium-Term Note (a).....................     1.75%        12/06/19             504,365
                                                                                                                 ---------------
                                                                                                                      96,600,018
                                                                                                                 ---------------
                  BEVERAGES -- 0.9%
       3,400,000  Anheuser-Busch InBev Finance, Inc. (a)..........................     2.29%        02/01/21           3,507,899
         936,000  Molson Coors Brewing Co.........................................     2.00%        05/01/17             936,000
       2,500,000  PepsiCo, Inc. (a)...............................................     1.42%        10/04/19           2,507,243
                                                                                                                 ---------------
                                                                                                                       6,951,142
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CORPORATE BONDS (CONTINUED)

                  BIOTECHNOLOGY -- 0.5%
$      4,000,000  Amgen, Inc. (a).................................................     1.43%        05/22/17     $     4,000,808
                                                                                                                 ---------------
                  CHEMICALS -- 1.3%
       3,000,000  Chevron Phillips Chemical Co. LLC / Chevron Phillips
                     Chemical Co., L.P. (b).......................................     1.70%        05/01/18           3,000,117
       2,860,000  EI du Pont de Nemours & Co. (a).................................     1.70%        05/01/20           2,872,241
       2,000,000  Rohm & Haas Co..................................................     6.00%        09/15/17           2,032,344
       2,000,000  Sherwin-Williams (The) Co.......................................     1.35%        12/15/17           2,000,184
                                                                                                                 ---------------
                                                                                                                       9,904,886
                                                                                                                 ---------------
                  COMMERCIAL SERVICES -- 0.1%
         500,000  Moody's Corp. (a)...............................................     1.41%        09/04/18             501,064
                                                                                                                 ---------------
                  COMPUTERS -- 0.5%
         500,000  Hewlett Packard Enterprise Co...................................     2.45%        10/05/17             501,351
         950,000  Hewlett Packard Enterprise Co. (a)..............................     2.89%        10/05/17             955,125
       2,000,000  NetApp, Inc.....................................................     2.00%        12/15/17           2,004,636
                                                                                                                 ---------------
                                                                                                                       3,461,112
                                                                                                                 ---------------
                  DIVERSIFIED FINANCIAL SERVICES -- 2.5%
         800,000  American Express Co. (a)........................................     1.64%        05/22/18             804,211
       1,500,000  American Express Credit Corp. (a)...............................     1.70%        03/18/19           1,508,189
         500,000  American Express Credit Corp., Medium-Term Note.................     1.13%        06/05/17             499,931
       2,199,000  American Express Credit Corp., Medium-Term Note (a).............     1.37%        06/05/17           2,199,613
         500,000  American Express Credit Corp., Medium-Term Note (a).............     1.50%        05/03/19             500,165
       2,000,000  American Express Credit Corp., Medium-Term Note (a).............     1.74%        10/30/19           2,004,912
       3,319,000  Nasdaq, Inc.....................................................     5.25%        01/16/18           3,406,273
       3,000,000  Synchrony Financial.............................................     1.88%        08/15/17           3,001,041
       5,500,000  Synchrony Financial (a).........................................     2.44%        11/09/17           5,529,298
                                                                                                                 ---------------
                                                                                                                      19,453,633
                                                                                                                 ---------------
                  ELECTRIC -- 3.3%
       3,500,000  Alabama Power Co................................................     5.50%        10/15/17           3,560,617
       1,240,000  American Electric Power Co., Inc................................     1.65%        12/15/17           1,240,719
       2,000,000  Duke Energy Corp................................................     2.10%        06/15/18           2,007,476
       2,500,000  Exelon Corp.....................................................     1.55%        06/09/17           2,500,288
       1,095,000  Exelon Generation Co. LLC.......................................     6.20%        10/01/17           1,114,512
         445,000  Kansas City Power & Light Co....................................     6.38%        03/01/18             461,481
       2,500,000  Kentucky Power Co. (b)..........................................     6.00%        09/15/17           2,540,700
       3,000,000  NextEra Energy Capital Holdings, Inc............................     1.59%        06/01/17           2,999,978
       2,000,000  NextEra Energy Capital Holdings, Inc............................     2.06%        09/01/17           2,005,180
       3,000,000  Pacific Gas & Electric Co. (a)..................................     1.25%        11/30/17           3,001,986
       1,000,000  Southern (The) Co...............................................     1.30%        08/15/17             999,288
       3,000,000  Virginia Electric & Power Co....................................     5.40%        04/30/18           3,112,776
                                                                                                                 ---------------
                                                                                                                      25,545,001
                                                                                                                 ---------------
                  ELECTRONICS -- 0.1%
         565,000  Honeywell International, Inc. (a)...............................     1.45%        10/30/19             568,192
                                                                                                                 ---------------
                  FOOD -- 1.2%
       3,205,000  JM Smucker (The) Co.............................................     1.75%        03/15/18           3,209,279
       1,260,000  Kraft Heinz Foods Co............................................     2.25%        06/05/17           1,261,187
       2,580,000  Kraft Heinz Foods Co............................................     1.60%        06/30/17           2,580,541
       1,761,000  Kroger (The) Co.................................................     6.40%        08/15/17           1,785,807


                        See Notes to Financial Statements                 Page 9

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CORPORATE BONDS (CONTINUED)

                  FOOD (CONTINUED)
$        500,000  Mondelez International, Inc. (a)................................     1.55%        02/01/19     $       502,198
                                                                                                                 ---------------
                                                                                                                       9,339,012
                                                                                                                 ---------------
                  HEALTH CARE PRODUCTS -- 0.4%
       2,003,000  Becton Dickinson and Co.........................................     1.80%        12/15/17           2,002,006
       1,400,000  Medtronic, Inc. (a).............................................     1.93%        03/15/20           1,425,934
                                                                                                                 ---------------
                                                                                                                       3,427,940
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 1.1%
       4,300,000  Anthem, Inc.....................................................     5.88%        06/15/17           4,322,334
       1,264,000  Anthem, Inc.....................................................     1.88%        01/15/18           1,265,285
       2,800,000  Roche Holdings, Inc. (a) (b)....................................     1.49%        09/30/19           2,810,013
                                                                                                                 ---------------
                                                                                                                       8,397,632
                                                                                                                 ---------------
                  HOME BUILDERS -- 0.3%
       2,258,000  DR Horton, Inc..................................................     4.75%        05/15/17           2,260,330
                                                                                                                 ---------------
                  INSURANCE -- 1.8%
       4,366,000  American International Group, Inc., Medium-Term Note............     5.85%        01/16/18           4,495,665
         750,000  Berkshire Hathaway Finance Corp. (a)............................     1.41%        01/11/19             752,099
         750,000  Berkshire Hathaway Finance Corp. (a)............................     1.48%        01/10/20             753,403
         208,000  Hartford Financial Services Group (The), Inc....................     6.30%        03/15/18             215,936
       1,500,000  MetLife, Inc....................................................     1.90%        12/15/17           1,504,358
       1,675,000  Metropolitan Life Global Funding I (a) (b)......................     1.58%        12/19/18           1,680,494
       1,690,000  Prudential Financial, Inc., Medium-Term Note....................     6.00%        12/01/17           1,732,769
       1,351,000  Prudential Financial, Inc., Medium-Term Note (a)................     1.82%        08/15/18           1,358,991
       1,000,000  Voya Financial, Inc.............................................     2.90%        02/15/18           1,008,698
                                                                                                                 ---------------
                                                                                                                      13,502,413
                                                                                                                 ---------------
                  INTERNET -- 0.4%
       2,000,000  eBay, Inc.......................................................     2.50%        03/09/18           2,015,164
       1,000,000  eBay, Inc. (a)..................................................     1.51%        08/01/19           1,001,922
                                                                                                                 ---------------
                                                                                                                       3,017,086
                                                                                                                 ---------------
                  MACHINERY-CONSTRUCTION & MINING -- 0.2%
       1,700,000  Caterpillar Financial Services Corp., Medium-Term
                     Note (a).....................................................     1.67%        01/10/20           1,708,150
                                                                                                                 ---------------
                  MACHINERY-DIVERSIFIED -- 0.3%
         500,000  John Deere Capital Corp., Medium-Term Note (a)..................     1.43%        10/15/18             501,042
       2,000,000  Roper Technologies, Inc.........................................     1.85%        11/15/17           2,001,790
                                                                                                                 ---------------
                                                                                                                       2,502,832
                                                                                                                 ---------------
                  MEDIA -- 0.4%
       3,000,000  NBCUniversal Enterprise, Inc. (a) (b)...........................     1.84%        04/15/18           3,018,810
                                                                                                                 ---------------
                  OIL & GAS -- 3.3%
       1,004,000  Chevron Corp. (a)...............................................     1.23%        03/02/18           1,005,767
       1,500,000  Chevron Corp. (a)...............................................     1.54%        05/16/18           1,507,842
       2,000,000  Chevron Corp. (a)...............................................     1.57%        03/03/22           2,006,200
       2,000,000  ConocoPhillips Co...............................................     1.05%        12/15/17           1,994,090
       4,443,000  ConocoPhillips Co. (a)..........................................     1.94%        05/15/22           4,520,179
       2,000,000  Marathon Oil Corp...............................................     6.00%        10/01/17           2,036,800
         759,000  Marathon Oil Corp...............................................     5.90%        03/15/18             784,674
       4,780,000  Phillips 66.....................................................     2.95%        05/01/17           4,780,000


Page 10                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CORPORATE BONDS (CONTINUED)

                  OIL & GAS (CONTINUED)
$      3,000,000  Phillips 66 (a) (b).............................................     1.79%        04/15/19     $     3,004,032
       1,750,000  Phillips 66 (a) (b).............................................     1.89%        04/15/20           1,752,858
       1,730,000  Pioneer Natural Resources Co....................................     6.88%        05/01/18           1,812,734
                                                                                                                 ---------------
                                                                                                                      25,205,176
                                                                                                                 ---------------
                  OIL & GAS SERVICES -- 0.3%
       2,110,000  National Oilwell Varco, Inc.....................................     1.35%        12/01/17           2,105,721
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 1.0%
       1,000,000  AbbVie, Inc.....................................................     1.80%        05/14/18           1,001,665
       2,070,000  Actavis, Inc....................................................     1.88%        10/01/17           2,071,813
       1,506,000  Bayer US Finance LLC (a) (b)....................................     1.43%        10/06/17           1,506,148
       3,000,000  Bayer US Finance LLC (b)........................................     1.50%        10/06/17           2,997,270
                                                                                                                 ---------------
                                                                                                                       7,576,896
                                                                                                                 ---------------
                  PIPELINES -- 2.1%
         527,000  Energy Transfer, L.P............................................     2.50%        06/15/18             529,513
       4,369,000  Enterprise Products Operating LLC...............................     6.30%        09/15/17           4,446,021
       1,500,000  Enterprise Products Operating LLC...............................     6.65%        04/15/18           1,568,915
       1,266,000  Kinder Morgan Energy Partners, L.P..............................     5.95%        02/15/18           1,306,087
       2,287,000  Kinder Morgan, Inc..............................................     7.00%        06/15/17           2,301,031
       6,075,000  Kinder Morgan, Inc..............................................     2.00%        12/01/17           6,084,318
                                                                                                                 ---------------
                                                                                                                      16,235,885
                                                                                                                 ---------------
                  REAL ESTATE INVESTMENT TRUSTS -- 0.4%
       2,780,000  American Tower Corp.............................................     4.50%        01/15/18           2,832,531
                                                                                                                 ---------------
                  RETAIL -- 1.2%
         486,000  AutoNation, Inc.................................................     6.75%        04/15/18             508,371
       3,706,000  Dollar General Corp.............................................     1.88%        04/15/18           3,712,952
       1,000,000  Lowe's Cos., Inc. (a)...........................................     1.40%        04/15/19           1,002,856
       4,250,000  McDonald's Corp., Global Medium-Term Note.......................     5.80%        10/15/17           4,332,522
                                                                                                                 ---------------
                                                                                                                       9,556,701
                                                                                                                 ---------------
                  TELECOMMUNICATIONS -- 1.8%
       3,000,000  AT&T, Inc.......................................................     1.75%        01/15/18           3,003,660
       2,000,000  AT&T, Inc.......................................................     5.50%        02/01/18           2,056,608
       1,585,000  AT&T, Inc. (a)..................................................     1.96%        11/27/18           1,599,048
         900,000  Verizon Communications, Inc. (a)................................     1.51%        06/09/17             900,335
       4,000,000  Verizon Communications, Inc. (a)................................     1.92%        06/17/19           4,033,180
       1,000,000  Verizon Communications, Inc. (a)................................     1.41%        08/15/19             999,249
       1,500,000  Verizon Communications, Inc. (a)................................     2.14%        03/16/22           1,517,418
                                                                                                                 ---------------
                                                                                                                      14,109,498
                                                                                                                 ---------------
                  TRANSPORTATION -- 0.7%
       1,700,000  Ryder System, Inc., Medium-Term Note............................     3.50%        06/01/17           1,702,778
       3,877,000  Ryder System, Inc., Medium-Term Note............................     2.50%        03/01/18           3,898,440
                                                                                                                 ---------------
                                                                                                                       5,601,218
                                                                                                                 ---------------
                  TRUCKING & LEASING -- 1.1%
       5,000,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..........     3.75%        05/11/17           5,002,380
       3,252,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..........     3.38%        03/15/18           3,298,894
                                                                                                                 ---------------
                                                                                                                       8,301,274
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS........................................................................      365,957,913
                  (Cost $365,372,407)                                                                            ---------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

                                                                                    ANNUALIZED
   PRINCIPAL                                                                       YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                             OF PURCHASE     MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
COMMERCIAL PAPER -- 22.5%

                  BEVERAGES -- 0.5%
$      4,000,000  Molson Coors Brewing Co.........................................     1.33%        05/30/17     $     3,995,811
                                                                                                                 ---------------
                  CHEMICALS -- 2.5%
       5,000,000  Albemarle Corp..................................................     1.45%        05/03/17           4,999,605
       4,000,000  Albemarle Corp..................................................     1.55%        05/04/17           3,999,493
       3,000,000  Albemarle Corp..................................................     1.55%        05/25/17           2,996,960
       3,500,000  Monsanto Co.....................................................     1.54%        06/26/17           3,491,828
       4,000,000  Valspar (The) Corp..............................................     1.41%        05/10/17           3,998,619
                                                                                                                 ---------------
                                                                                                                      19,486,505
                                                                                                                 ---------------
                  ELECTRIC -- 1.1%
       2,000,000  Entergy Corp....................................................     1.43%        05/11/17           1,999,221
       3,000,000  Entergy Corp....................................................     1.48%        06/06/17           2,995,645
       3,000,000  Entergy Corp....................................................     1.33%        06/08/17           2,995,883
                                                                                                                 ---------------
                                                                                                                       7,990,749
                                                                                                                 ---------------
                  ELECTRONICS -- 1.7%
       4,000,000  Arrow Electronics, Inc..........................................     1.58%        05/02/17           3,999,827
       2,000,000  Arrow Electronics, Inc..........................................     1.58%        05/10/17           1,999,225
       4,000,000  Arrow Electronics, Inc..........................................     1.59%        05/15/17           3,997,588
       3,000,000  Arrow Electronics, Inc..........................................     1.59%        05/22/17           2,997,287
                                                                                                                 ---------------
                                                                                                                      12,993,927
                                                                                                                 ---------------
                  FOOD -- 0.4%
       3,000,000  Kraft Heinz Foods Co............................................     1.44%        07/17/17           2,990,952
                                                                                                                 ---------------
                  GAS -- 0.5%
       4,000,000  CenterPoint Energy Resources Corp...............................     1.35%        05/04/17           3,999,560
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.8%
       3,000,000  Humana, Inc.....................................................     1.33%        05/16/17           2,998,374
       3,000,000  Humana, Inc.....................................................     1.33%        05/24/17           2,997,508
                                                                                                                 ---------------
                                                                                                                       5,995,882
                                                                                                                 ---------------
                  LODGING -- 2.1%
       3,000,000  Marriott International, Inc.....................................     1.37%        05/09/17           2,999,106
       5,000,000  Wyndham Worldwide Corp..........................................     1.43%        05/02/17           4,999,805
       1,000,000  Wyndham Worldwide Corp..........................................     1.48%        05/09/17             999,678
       4,000,000  Wyndham Worldwide Corp..........................................     1.48%        05/11/17           3,998,389
       3,000,000  Wyndham Worldwide Corp..........................................     1.58%        05/17/17           2,997,933
                                                                                                                 ---------------
                                                                                                                      15,994,911
                                                                                                                 ---------------
                  MEDIA -- 1.7%
       5,000,000  Viacom, Inc.....................................................     1.62%        05/03/17           4,999,561
       2,100,000  Viacom, Inc.....................................................     1.57%        05/10/17           2,099,191
       2,000,000  Viacom, Inc.....................................................     1.53%        05/11/17           1,999,167
       4,000,000  Viacom, Inc.....................................................     1.53%        05/12/17           3,998,166
                                                                                                                 ---------------
                                                                                                                      13,096,085
                                                                                                                 ---------------
                  MISCELLANEOUS MANUFACTURING -- 0.9%
       3,000,000  ITT, Inc........................................................     1.33%        05/15/17           2,998,483
       4,000,000  Textron, Inc....................................................     1.33%        05/18/17           3,997,544
                                                                                                                 ---------------
                                                                                                                       6,996,027
                                                                                                                 ---------------


Page 12                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

                                                                                    ANNUALIZED
   PRINCIPAL                                                                       YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                             OF PURCHASE     MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
COMMERCIAL PAPER (CONTINUED)

                  OIL & GAS -- 1.1%
$      3,000,000  Canadian Natural Resources Ltd..................................      1.43%       05/02/17     $     2,999,883
       2,000,000  Canadian Natural Resources Ltd..................................      1.36%       05/09/17           1,999,409
       2,000,000  Canadian Natural Resources Ltd..................................      1.48%       05/16/17           1,998,791
       1,000,000  Canadian Natural Resources Ltd..................................      1.43%       05/31/17             998,833
                                                                                                                 ---------------
                                                                                                                       7,996,916
                                                                                                                 ---------------
                  PIPELINES -- 7.0%
       3,000,000  Enbridge Energy Partners, L.P...................................      1.69%       05/05/17           2,999,450
       3,000,000  Enbridge Energy Partners, L.P...................................      1.64%       05/08/17           2,999,065
       3,000,000  Enbridge Energy Partners, L.P...................................      1.69%       05/17/17           2,997,799
       1,000,000  Enbridge Energy Partners, L.P...................................      1.69%       05/18/17             999,221
       4,000,000  Enbridge Energy Partners, L.P...................................  1.70% - 1.81%   05/25/17           3,995,349
       3,000,000  Energy Transfer, L.P............................................      1.74%       05/01/17           3,000,000
       2,000,000  Energy Transfer, L.P............................................      1.72%       05/03/17           1,999,813
       5,000,000  Energy Transfer, L.P............................................      1.72%       05/12/17           4,997,433
       3,000,000  Kinder Morgan, Inc..............................................      1.53%       05/04/17           2,999,625
       3,000,000  ONEOK Partners, L.P.............................................      1.53%       05/01/17           3,000,000
       3,000,000  ONEOK Partners, L.P.............................................      1.48%       05/05/17           2,999,516
       4,000,000  ONEOK Partners, L.P.............................................  1.48% - 1.53%   05/08/17           3,998,852
       2,000,000  ONEOK Partners, L.P.............................................      1.53%       05/17/17           1,998,666
       2,000,000  ONEOK Partners, L.P.............................................  1.48% - 1.53%   05/24/17           1,998,115
       5,000,000  Plains All American Pipeline, L.P...............................      1.79%       05/10/17           4,997,812
       3,000,000  Plains All American Pipeline, L.P...............................      1.74%       05/11/17           2,998,583
       5,000,000  Plains All American Pipeline, L.P...............................      1.74%       05/12/17           4,997,403
                                                                                                                 ---------------
                                                                                                                      53,976,702
                                                                                                                 ---------------
                  RETAIL -- 1.7%
       5,000,000  AutoNation, Inc.................................................      1.43%       05/02/17           4,999,806
       4,000,000  AutoNation, Inc.................................................      1.43%       05/03/17           3,999,689
       4,000,000  AutoNation, Inc.................................................      1.43%       05/04/17           3,999,533
                                                                                                                 ---------------
                                                                                                                      12,999,028
                                                                                                                 ---------------
                  TRANSPORTATION -- 0.5%
       4,000,000  Kansas City Southern............................................      1.43%       05/08/17           3,998,911
                                                                                                                 ---------------
                  TOTAL COMMERCIAL PAPER.......................................................................      172,511,966
                  (Cost $172,511,966)                                                                            ---------------


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
FOREIGN CORPORATE BONDS -- 17.9%

                  AGRICULTURE -- 1.4%
       5,400,000  BAT International Finance PLC (b)...............................     2.13%        06/07/17           5,402,684
       5,500,000  Imperial Brands Finance PLC (b).................................     2.05%        02/11/18           5,509,806
                                                                                                                 ---------------
                                                                                                                      10,912,490
                                                                                                                 ---------------
                  AUTO MANUFACTURERS -- 0.3%
       2,000,000  Volkswagen International Finance NV (b).........................     1.60%        11/20/17           1,998,706
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  BANKS -- 10.4%
$      3,000,000  ABN AMRO Bank N.V. (a) (b)......................................     1.80%        01/18/19     $     3,010,416
       2,000,000  Australia & New Zealand Banking Group Ltd. (a) (b)..............     1.82%        09/23/19           2,012,736
         900,000  Bank of Montreal, Medium-Term Note (a)..........................     1.76%        04/09/18             903,947
         500,000  Bank of Montreal, Medium-Term Note (a)..........................     1.81%        07/18/19             502,918
         250,000  Bank of Montreal, Medium-Term Note (a)..........................     1.72%        12/12/19             251,674
       1,000,000  Bank of Montreal, Medium-Term Note (a)..........................     1.84%        08/27/21           1,012,722
         250,000  Bank of Nova Scotia (The) (a)...................................     1.99%        01/15/19             252,245
       1,500,000  Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (b).....................     1.70%        03/05/18           1,500,741
       2,240,000  Barclays Bank PLC (b)...........................................     6.05%        12/04/17           2,295,285
       2,000,000  Barclays PLC....................................................     2.00%        03/16/18           2,002,480
         500,000  Canadian Imperial Bank of Commerce (a)..........................     1.62%        09/06/19             503,003
       2,000,000  Commonwealth Bank of Australia (a) (b)..........................     1.67%        11/07/19           2,015,278
         500,000  Commonwealth Bank of Australia (a) (b)..........................     1.81%        03/10/22             500,597
       1,000,000  Cooperatieve Rabobank UA/NY (a).................................     1.99%        01/10/22           1,009,451
       1,000,000  Credit Agricole S.A./London (a) (b).............................     1.96%        04/15/19           1,006,581
       1,400,000  Credit Agricole S.A./London (a) (b).............................     2.08%        06/10/20           1,410,178
       1,000,000  Credit Suisse AG/New York NY....................................     6.00%        02/15/18           1,031,828
       2,500,000  Credit Suisse AG/New York NY, Global Medium-Term
                     Note (a).....................................................     1.86%        01/29/18           2,509,460
       2,000,000  Credit Suisse Group Funding Guernsey Ltd. (a)...................     3.45%        04/16/21           2,102,466
       3,000,000  Danske Bank A/S (a) (b).........................................     1.68%        09/06/19           3,011,841
       1,200,000  Danske Bank A/S (a) (b).........................................     1.57%        03/02/20           1,200,942
       1,833,000  Deutsche Bank AG (a)............................................     2.61%        01/18/19           1,848,745
       4,600,000  Deutsche Bank AG/London.........................................     1.35%        05/30/17           4,599,844
         600,000  Deutsche Bank AG/London (a).....................................     1.52%        05/30/17             600,065
       1,000,000  Deutsche Bank AG/London (a).....................................     1.71%        02/13/18             999,974
       2,000,000  Deutsche Bank AG/London.........................................     1.88%        02/13/18           1,996,972
         500,000  HSBC Bank PLC (a) (b)...........................................     1.68%        05/15/18             502,031
       1,500,000  HSBC Holdings PLC (a)...........................................     2.65%        01/05/22           1,543,545
       3,000,000  ING Bank N.V. (a) (b)...........................................     1.65%        08/15/19           3,002,103
       1,004,000  Macquarie Group Ltd. (b)........................................     4.88%        08/10/17           1,012,831
       4,000,000  Mitsubishi UFJ Financial Group, Inc. (a)........................     2.18%        09/13/21           4,048,713
         500,000  Mitsubishi UFJ Financial Group, Inc. (a)........................     1.97%        02/22/22             503,656
         500,000  Mizuho Bank Ltd. (a) (b)........................................     2.35%        10/20/18             504,955
       4,500,000  Mizuho Financial Group, Inc. (a)................................     2.26%        09/13/21           4,557,556
         250,000  National Australia Bank Ltd. (a) (b)............................     1.75%        01/10/20             251,328
       1,830,000  Nordea Bank AB (a) (b)..........................................     1.99%        09/17/18           1,846,596
       1,000,000  Nordea Bank AB (a) (b)..........................................     1.77%        09/30/19           1,006,245
         300,000  Royal Bank of Canada, Global Medium-Term Note (a)...............     1.42%        10/13/17             300,200
         500,000  Royal Bank of Canada, Global Medium-Term Note (a)...............     1.87%        04/15/19             504,983
       1,000,000  Royal Bank of Canada, Global Medium-Term Note (a)...............     1.65%        07/29/19           1,003,282
         435,000  Santander UK PLC................................................     1.65%        09/29/17             435,598
       2,200,000  Skandinaviska Enskilda Banken AB (a) (b)........................     1.69%        09/13/19           2,207,777
       1,250,000  Societe Generale S.A............................................     2.75%        10/12/17           1,256,608
         200,000  Standard Chartered PLC (b)......................................     1.70%        04/17/18             199,852
       1,000,000  Sumitomo Mitsui Banking Corp. (a)...............................     1.70%        01/11/19           1,000,972
       1,000,000  Sumitomo Mitsui Financial Group, Inc. (a).......................     2.13%        01/11/22           1,007,317
       1,000,000  Svenska Handelsbanken AB, Medium-Term Note (a)..................     1.59%        09/06/19           1,003,892
       1,000,000  Toronto-Dominion Bank (The), Medium-Term Note (a)...............     1.72%        04/30/18           1,004,312


Page 14                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  BANKS (CONTINUED)
$        225,000  UBS AG/Stamford CT..............................................     5.88%        12/20/17     $       231,146
       3,850,000  UBS AG/Stamford CT, Global Medium-Term Note (a).................     1.85%        03/26/18           3,864,772
       4,000,000  UBS Group Funding Jersey Ltd. (a) (b)...........................     2.94%        04/14/21           4,134,964
       1,950,000  Westpac Banking Corp. (a).......................................     1.48%        05/25/18           1,954,787
         350,000  Westpac Banking Corp. (a).......................................     1.74%        05/13/19             352,549
                                                                                                                 ---------------
                                                                                                                      79,334,959
                                                                                                                 ---------------
                  DIVERSIFIED FINANCIAL SERVICES -- 0.2%
       1,466,000  LeasePlan Corp. N.V. (b)........................................     2.50%        05/16/18           1,469,018
                                                                                                                 ---------------
                  MEDIA -- 0.4%
       3,275,000  Thomson Reuters Corp............................................     1.65%        09/29/17           3,277,132
                                                                                                                 ---------------
                  MINING -- 1.0%
       2,263,000  Glencore Canada Corp............................................     5.50%        06/15/17           2,273,797
       5,329,000  Glencore Finance Canada Ltd. (b)................................     2.70%        10/25/17           5,347,006
                                                                                                                 ---------------
                                                                                                                       7,620,803
                                                                                                                 ---------------
                  MISCELLANEOUS MANUFACTURING -- 0.5%
       3,000,000  Siemens Financieringsmaatschappij N.V. (a) (b)..................     1.44%        09/13/19           3,009,327
       1,000,000  Siemens Financieringsmaatschappij N.V. (a) (b)..................     1.75%        03/16/22           1,012,107
                                                                                                                 ---------------
                                                                                                                       4,021,434
                                                                                                                 ---------------
                  OIL & GAS -- 1.4%
         800,000  BP Capital Markets PLC..........................................     1.85%        05/05/17             800,030
       1,040,000  BP Capital Markets PLC (a)......................................     1.46%        02/13/18           1,042,910
         500,000  BP Capital Markets PLC (a)......................................     1.39%        08/14/18             501,205
       1,280,000  BP Capital Markets PLC (a)......................................     1.78%        09/26/18           1,286,730
         500,000  BP Capital Markets PLC (a)......................................     2.01%        09/16/21             507,661
       4,833,000  Canadian Natural Resources Ltd..................................     1.75%        01/15/18           4,832,889
       1,440,000  Shell International Finance BV (a)..............................     1.47%        09/12/19           1,446,467
         479,000  Total Capital International S.A. (a)............................     1.60%        08/10/18             481,241
                                                                                                                 ---------------
                                                                                                                      10,899,133
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.9%
       2,100,000  Allergan Funding SCS (a)........................................     2.20%        03/12/18           2,113,446
       3,000,000  Allergan Funding SCS............................................     2.35%        03/12/18           3,013,329
       2,000,000  Allergan Funding SCS (a)........................................     2.37%        03/12/20           2,043,668
                                                                                                                 ---------------
                                                                                                                       7,170,443
                                                                                                                 ---------------
                  PIPELINES -- 0.3%
          50,000  Enbridge, Inc. (a)..............................................     1.51%        06/02/17              50,005
       2,020,000  TransCanada PipeLines Ltd.......................................     1.63%        11/09/17           2,019,802
                                                                                                                 ---------------
                                                                                                                       2,069,807
                                                                                                                 ---------------
                  TELECOMMUNICATIONS -- 1.1%
       2,875,000  Deutsche Telekom International Finance BV (a) (b)...............     1.60%        09/19/19           2,880,442
       1,000,000  Deutsche Telekom International Finance BV (a) (b)...............     1.74%        01/17/20           1,002,463
       4,282,000  Telefonica Emisiones SAU........................................     3.19%        04/27/18           4,340,081
                                                                                                                 ---------------
                                                                                                                       8,222,986
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS................................................................      136,996,911
                  (Cost $136,727,844)                                                                            ---------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 6.4%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.8%
                  Federal Home Loan Banks
$        123,578     Series 2008-1372, Class 1....................................     4.75%        05/18/18     $       127,315
                  Federal Home Loan Mortgage Corporation
          24,151     Series 2002-2510, Class HB...................................     5.50%        10/15/17              24,301
          18,303     Series 2002-2538, Class CB...................................     5.00%        12/15/17              18,424
          15,057     Series 2002-2542, Class ES...................................     5.00%        12/15/17              15,256
          95,068     Series 2003-2595, Class AE...................................     5.00%        04/15/18              95,965
         477,492     Series 2003-2614, Class BY...................................     4.50%        05/15/18             483,198
          74,365     Series 2003-2629, Class AD...................................     4.50%        06/15/18              75,156
          44,216     Series 2003-2656, Class BG...................................     5.00%        10/15/32              44,464
          26,461     Series 2003-2672, Class NH...................................     4.00%        09/15/18              26,716
         185,859     Series 2003-2695, Class DG...................................     4.00%        10/15/18             188,038
         470,475     Series 2004-2764, Class UE...................................     5.00%        10/15/32             478,013
         111,239     Series 2004-2773, Class HS...................................     4.50%        04/15/19             114,175
          77,729     Series 2004-2804, Class VC...................................     5.00%        07/15/21              78,337
         190,695     Series 2004-2828, Class JE...................................     4.50%        07/15/19             197,299
         109,563     Series 2004-2861, Class BL...................................     4.00%        09/15/19             113,166
         357,211     Series 2004-2874, Class BC...................................     5.00%        10/15/19             366,309
         472,308     Series 2004-2877, Class JH...................................     4.75%        03/15/19             478,665
         610,298     Series 2004-2895, Class EK...................................     4.00%        11/15/19             620,379
         728,298     Series 2004-2900, Class PC...................................     4.50%        12/15/19             753,250
          77,523     Series 2005-2920, Class HD...................................     4.50%        01/15/20              79,598
          70,627     Series 2005-2945, Class HB...................................     5.00%        03/15/20              73,076
         230,770     Series 2005-2981, Class BC...................................     4.50%        05/15/20             236,862
         626,367     Series 2005-2995, Class JK...................................     4.50%        06/15/20             636,567
          17,490     Series 2005-3005, Class GA...................................     4.50%        02/15/20              17,715
          28,465     Series 2005-3064, Class OG...................................     5.50%        06/15/34              28,609
         475,085     Series 2007-3266, Class D....................................     5.00%        01/15/22             487,831
          97,621     Series 2007-3294, Class DB...................................     4.50%        03/15/22              99,981
         201,099     Series 2010-3659, Class EB...................................     2.00%        06/15/18             201,221
         208,922     Series 2010-3705, Class CA...................................     3.00%        08/15/20             211,636
         328,015     Series 2010-3726, Class DA...................................     2.00%        08/15/20             328,428
       5,657,744     Series 2010-3726, Class ND...................................     3.50%        06/15/39           5,759,960
         963,694     Series 2010-3740, Class NP...................................     2.00%        01/15/37             965,987
         133,831     Series 2010-3755, Class AJ...................................     2.00%        11/15/20             134,279
         153,404     Series 2010-3766, Class HE...................................     3.00%        11/15/20             155,680
         601,472     Series 2010-3768, Class DE...................................     2.25%        11/15/28             601,742
       1,364,560     Series 2010-3770, Class EB...................................     2.00%        01/15/38           1,369,389
         139,163     Series 2010-3772, Class HE...................................     2.50%        10/15/18             139,704
         172,731     Series 2010-3773, Class GK...................................     2.50%        12/15/20             174,549
         423,002     Series 2011-3790, Class AP...................................     4.50%        01/15/37             440,975
          12,448     Series 2011-3794, Class JH...................................     3.50%        12/15/23              12,462
         176,485     Series 2011-3812, Class BE...................................     2.75%        09/15/18             177,563
         115,611     Series 2011-3814, Class KE...................................     2.25%        02/15/18             115,682
         307,361     Series 2011-3820, Class NA...................................     4.50%        02/15/38             317,675
         102,056     Series 2011-3821, Class A....................................     4.00%        01/15/29             104,002
         500,274     Series 2011-3825, Class AB...................................     3.00%        08/15/20             504,299
          17,781     Series 2011-3826, Class MB...................................     1.50%        07/15/18              17,759
          82,352     Series 2011-3841, Class JK...................................     3.00%        10/15/38              83,645


Page 16                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         42,166     Series 2011-3848, Class GA...................................     4.00%        12/15/28     $        42,519
         245,699     Series 2011-3852, Class CA...................................     3.00%        10/15/39             249,991
       1,699,494     Series 2011-3887, Class VA...................................     4.00%        12/15/23           1,725,007
         216,449     Series 2011-3895, Class CD...................................     2.00%        10/15/18             216,864
          99,404     Series 2011-3944, Class LB...................................     2.00%        02/15/25             100,188
          46,892     Series 2011-3977, Class GA...................................     1.50%        07/15/19              46,848
         714,737     Series 2012-4011, Class KM...................................     2.00%        03/15/22             719,015
         647,788     Series 2014-4305, Class KN...................................     2.50%        03/15/38             653,730
         609,832     Series 2014-4419, Class TB...................................     3.00%        02/15/40             612,840
       1,205,014     Series 2015-4459, Class NC...................................     5.00%        07/15/25           1,228,156
                  Federal National Mortgage Association
          30,674     Series 2003-44, Class CD.....................................     3.50%        03/25/33              30,777
         218,961     Series 2003-81, Class HC.....................................     4.75%        09/25/18             225,234
          33,558     Series 2003-120, Class BY....................................     4.00%        12/25/18              33,938
          49,396     Series 2004-27, Class HB.....................................     4.00%        05/25/19              50,151
         163,136     Series 2004-79, Class FA (a).................................     1.28%        08/25/32             163,509
         298,394     Series 2004-90, Class LH.....................................     5.00%        04/25/34             305,220
         732,422     Series 2004-90, Class XQ.....................................     4.50%        09/25/34             747,448
          11,362     Series 2005-110, Class GK....................................     5.50%        08/25/34              11,626
          80,528     Series 2008-18, Class HD.....................................     4.00%        12/25/18              81,281
          35,402     Series 2008-51, Class BC.....................................     4.50%        06/25/23              35,872
         153,023     Series 2008-53, Class CA.....................................     5.00%        07/25/23             159,088
         847,316     Series 2008-59, Class KB.....................................     4.50%        07/25/23             871,037
          63,415     Series 2009-11, Class DK.....................................     5.00%        12/25/18              64,228
         951,620     Series 2009-14, Class EB.....................................     4.50%        03/25/24             976,717
         115,242     Series 2009-31, Class A......................................     4.00%        02/25/24             115,826
         252,472     Series 2009-78, Class LE.....................................     4.00%        09/25/19             255,213
          70,731     Series 2009-96, Class JA.....................................     3.50%        10/25/24              72,161
          96,319     Series 2010-10, Class NB.....................................     3.00%        01/25/39              96,959
          50,806     Series 2010-12, Class AC.....................................     2.50%        12/25/18              50,937
       1,973,715     Series 2010-35, Class KA.....................................     4.50%        07/25/38           2,009,738
          79,112     Series 2010-81, Class LE.....................................     3.00%        07/25/39              79,492
         154,236     Series 2010-83, Class AJ.....................................     2.75%        11/25/18             154,976
          71,509     Series 2010-103, Class GA....................................     2.00%        04/25/20              71,441
         166,179     Series 2010-110, Class AE....................................     9.75%        11/25/18             172,653
         715,912     Series 2010-116, Class AD....................................     2.00%        08/25/20             717,933
          50,363     Series 2010-123, Class HA....................................     2.50%        03/25/24              50,604
         226,201     Series 2010-144, Class YG....................................     2.25%        11/25/23             226,710
         430,752     Series 2010-145, Class MA....................................     2.00%        12/25/20             431,915
          39,704     Series 2010-153, Class AC....................................     2.00%        11/25/18              39,764
         461,785     Series 2011-3, Class EG......................................     2.00%        05/25/20             462,419
         305,111     Series 2011-13, Class AD.....................................     2.00%        07/25/21             306,604
           3,510     Series 2011-15, Class AB.....................................     9.75%        08/25/19               3,645
         150,901     Series 2011-15, Class HT.....................................     5.50%        03/25/26             157,585
       2,174,803     Series 2011-36, Class QC.....................................     3.00%        12/25/28           2,197,556
         169,910     Series 2011-60, Class UC.....................................     2.50%        09/25/39             171,089
          65,086     Series 2011-68, Class AH.....................................     4.50%        12/25/20              66,472
         138,763     Series 2011-71, Class KC.....................................     1.75%        08/25/21             138,817


                        See Notes to Financial Statements                Page 17

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        109,927     Series 2011-86, Class DC.....................................     2.00%        09/25/21     $       110,104
          28,987     Series 2011-89, Class LE.....................................     3.00%        03/25/39              29,240
         472,537     Series 2011-98, Class AE.....................................     2.50%        11/25/37             476,912
         319,741     Series 2011-103, Class JD....................................     2.75%        04/25/36             319,785
         737,736     Series 2011-111, Class DA....................................     3.00%        12/25/38             749,554
          70,103     Series 2011-117, Class DH....................................     3.00%        06/25/29              71,016
         325,374     Series 2014-76, Class AC.....................................     2.50%        02/25/34             329,879
                  Government National Mortgage Association
          97,953     Series 2000-9, Class FG (a)..................................     1.59%        02/16/30              98,792
         130,870     Series 2005-78, Class A......................................     5.00%        07/16/33             134,674
         155,283     Series 2006-17, Class KY.....................................     5.00%        04/20/36             158,484
         138,192     Series 2009-10, Class JA.....................................     4.50%        03/16/34             140,486
         163,804     Series 2009-43, Class AB.....................................     5.00%        03/16/34             166,979
          35,845     Series 2009-55, Class HC.....................................     3.50%        06/20/39              36,072
         231,079     Series 2009-77, Class KC.....................................     4.50%        05/20/38             235,829
         113,920     Series 2009-87, Class BD.....................................     3.00%        10/20/38             114,874
          11,758     Series 2009-113, Class MJ....................................     4.00%        03/16/23              11,769
         232,353     Series 2010-4, Class JC......................................     3.00%        08/16/39             236,655
          18,708     Series 2010-23, Class LA.....................................     3.00%        10/20/37              18,825
          81,731     Series 2010-23, Class MH.....................................     4.50%        02/20/38              83,597
          85,693     Series 2010-30, Class PN.....................................     4.00%        03/20/38              87,298
         166,002     Series 2010-30, Class QA.....................................     3.00%        06/20/38             166,986
         179,282     Series 2010-30, Class QC.....................................     3.50%        06/20/38             180,412
          50,321     Series 2010-39, Class ME.....................................     4.00%        03/20/38              51,042
         154,833     Series 2010-39, Class MG.....................................     4.25%        03/20/38             157,905
         107,024     Series 2010-45, Class HJ.....................................     4.00%        05/16/35             108,058
          55,660     Series 2010-45, Class KA.....................................     2.50%        05/16/35              55,802
         683,595     Series 2010-45, Class YM.....................................     3.50%        05/16/35             689,176
         151,932     Series 2010-57, Class YH.....................................     2.50%        05/20/37             152,413
         256,225     Series 2010-85, Class NK.....................................     3.25%        01/20/38             259,911
         383,545     Series 2010-87, Class HE.....................................     3.00%        11/20/38             391,970
          77,148     Series 2010-94, Class PH.....................................     3.00%        12/20/37              77,644
          96,467     Series 2010-101, Class PG....................................     2.50%        04/20/38              97,171
          96,467     Series 2010-101, Class PL....................................     3.50%        04/20/38              97,442
          50,862     Series 2010-105, Class NE....................................     3.00%        11/20/37              51,181
         454,609     Series 2010-114, Class NJ....................................     3.00%        04/20/38             459,159
         139,029     Series 2010-125, Class BA....................................     2.08%        05/16/37             139,815
         328,781     Series 2010-125, Class TE....................................     3.00%        06/20/39             335,070
         487,185     Series 2010-142, Class AJ....................................     3.00%        09/20/39             492,006
           7,195     Series 2010-164, Class GN....................................     4.00%        07/20/35               7,191
          59,629     Series 2010-164, Class LE....................................     3.00%        10/20/38              60,573
         188,977     Series 2010-164, Class LH....................................     3.50%        10/20/38             193,217
         271,353     Series 2011-21, Class AP.....................................     4.50%        05/20/38             278,051
         210,299     Series 2011-21, Class QC.....................................     4.00%        05/20/38             214,069
         233,171     Series 2011-24, Class NE.....................................     3.50%        04/20/39             237,781
         170,721     Series 2011-37, Class PG.....................................     3.00%        05/20/40             172,832
         277,001     Series 2011-40, Class CA.....................................     3.00%        12/16/25             281,677
         669,787     Series 2014-180, Class PA....................................     2.50%        04/20/43             673,403
                                                                                                                 ---------------
                                                                                                                      44,869,876
                                                                                                                 ---------------


Page 18                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.0%
                  Government National Mortgage Association
$         26,099     Series 2014-28, Class A......................................     2.00%        01/16/46     $        26,079
                                                                                                                 ---------------
                  PASS-THROUGH SECURITIES -- 0.6%
                  Federal Home Loan Mortgage Corporation
          11,538     Pool B18688..................................................     5.00%        02/01/20              11,871
          52,764     Pool E01591..................................................     5.50%        02/01/19              53,949
         132,301     Pool E92651..................................................     5.50%        11/01/17             133,273
           5,406     Pool E99249..................................................     5.50%        09/01/18               5,479
          65,298     Pool E99582..................................................     5.00%        09/01/18              67,078
         205,532     Pool G11728..................................................     5.50%        02/01/20             212,692
         199,198     Pool G11777..................................................     5.00%        10/01/20             207,272
          93,804     Pool G11879..................................................     5.00%        10/01/20              97,445
         278,102     Pool G11902..................................................     5.00%        08/01/20             290,463
         284,763     Pool G11966..................................................     5.50%        11/01/20             297,319
          14,941     Pool G12255..................................................     5.50%        07/01/21              15,814
         120,038     Pool G13204..................................................     6.00%        11/01/22             127,222
          95,009     Pool G13235..................................................     4.50%        08/01/20              98,252
         104,487     Pool G13761..................................................     5.50%        12/01/20             107,832
         398,923     Pool G14075..................................................     4.50%        08/01/18             409,711
         123,426     Pool G18010..................................................     5.50%        09/01/19             127,564
         243,831     Pool J02535..................................................     5.00%        09/01/20             254,979
                  Federal National Mortgage Association
           4,466     Pool 256889..................................................     5.50%        09/01/17               4,474
          11,389     Pool 723399..................................................     4.50%        09/01/18              11,694
          69,356     Pool 725445..................................................     4.50%        05/01/19              71,216
          73,651     Pool 725793..................................................     5.50%        09/01/19              75,666
          98,494     Pool 725934..................................................     5.00%        11/01/19             101,506
         230,232     Pool 735646..................................................     4.50%        07/01/20             237,133
          26,222     Pool 739798..................................................     4.50%        09/01/18              26,925
         126,892     Pool 773440..................................................     5.00%        07/01/19             130,404
          19,154     Pool 775019..................................................     4.50%        05/01/19              19,667
         129,029     Pool 847919..................................................     5.50%        11/01/20             135,324
          16,964     Pool 889191..................................................     4.50%        04/01/21              17,419
          27,718     Pool 889847..................................................     4.50%        04/01/21              28,461
         214,389     Pool 898044..................................................     4.50%        12/01/20             221,113
         101,530     Pool AL0217..................................................     5.00%        11/01/18             104,341
         222,918     Pool AL8539..................................................     4.50%        01/01/27             228,897
         117,882     Pool MA0772..................................................     4.00%        06/01/21             122,340
                  Government National Mortgage Association
          90,988     Pool 781783..................................................     5.50%        08/15/19              93,526
         250,355     Pool 783524..................................................     5.00%        09/15/24             263,910
                                                                                                                 ---------------
                                                                                                                       4,412,231
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................       49,308,186
                  (Cost $49,466,674)                                                                             ---------------

MORTGAGE-BACKED SECURITIES -- 2.4%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                  Banc of America Funding Trust
         338,267     Series 2010-R5, Class 2A1 (a) (b)............................     3.48%        06/26/35             338,380


                        See Notes to Financial Statements                Page 19

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  RBSSP Resecuritization Trust
$        297,604     Series 2009-12, Class 20A1 (a) (b)...........................     3.30%        12/25/35     $       301,714
                  Wells Fargo Mortgage Loan Trust
         440,971     Series 2010-RR1, Class 1A1 (a) (b)...........................     2.99%        02/27/37             444,254
                                                                                                                 ---------------
                                                                                                                       1,084,348
                                                                                                                 ---------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.3%
                  Banc of America Commercial Mortgage Trust
         886,512     Series 2007-4, Class A1A (a).................................     5.77%        02/10/51             890,714
                  Bear Stearns Commercial Mortgage Securities Trust
       3,658,570     Series 2007-PW17, Class A1A (a)..............................     5.65%        06/11/50           3,681,874
       4,159,848     Series 2007-PW17, Class A4 (a)...............................     5.69%        06/11/50           4,181,136
                  CFCRE Commercial Mortgage Trust
          25,669     Series 2011-C2, Class A2.....................................     3.06%        12/15/47              25,652
                  COBALT CMBS Commercial Mortgage Trust
       1,008,265     Series 2007-C3, Class A1A (a)................................     5.99%        05/15/46           1,009,392
                  Commercial Mortgage Loan Trust
       3,301,711     Series 2008-LS1, Class A1A (a)...............................     6.11%        12/10/49           3,338,166
                  Commercial Mortgage Trust
         192,650     Series 2012-CR4, Class A2....................................     1.80%        10/15/45             192,829
                  Credit Suisse Commercial Mortgage Trust
          48,073     Series 2008-C1, Class A3 (a).................................     6.51%        02/15/41              48,494
                  GS Mortgage Securities Trust
           4,316     Series 2011-GC5, Class A2....................................     3.00%        08/10/44               4,313
                  JP Morgan Chase Commercial Mortgage Securities Corp.
          13,212     Series 2012-C8, Class A2.....................................     1.80%        10/15/45              13,220
                  JP Morgan Chase Commercial Mortgage Securities Trust
         473,819     Series 2007-CB19, Class A1A (a)..............................     5.93%        02/12/49             473,466
                  LB-UBS Commercial Mortgage Trust
       2,938,943     Series 2007-C7, Class A3 (a).................................     5.87%        09/15/45           2,974,182
                  Morgan Stanley Capital I Trust
          36,244     Series 2007-T27, Class A1A (a)...............................     5.75%        06/11/42              36,227
         276,324     Series 2007-T27, Class A4 (a)................................     5.75%        06/11/42             276,106
         225,632     Series 2008-T29, Class A4 (a)................................     6.29%        01/11/43             230,499
                  Wachovia Bank Commercial Mortgage Trust
         169,240     Series 2007-C32, Class A1A (a)...............................     5.92%        06/15/49             169,008
                  WFRBS Commercial Mortgage Trust
          65,957     Series 2014-C20, Class A1....................................     1.28%        05/15/47              65,739
                                                                                                                 ---------------
                                                                                                                      17,611,017
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................       18,695,365
                  (Cost $18,964,236)                                                                             ---------------

ASSET-BACKED SECURITIES -- 1.4%

                  ACE Securities Corp. Home Equity Loan Trust
         387,713     Series 2005-HE7, Class A1B2 (a)..............................     1.59%        11/25/35             384,554
                  Aegis Asset Backed Securities Trust
         164,602     Series 2005-3, Class M1 (a)..................................     1.46%        08/25/35             163,536
                  Ameriquest Mortgage Securities, Inc.
         154,857     Series 2004-R9, Class M2 (a).................................     1.97%        10/25/34             154,950
         119,815     Series 2005-R11, Class A2D (a)...............................     1.32%        01/25/36             118,915


Page 20                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
ASSET-BACKED SECURITIES (CONTINUED)

                  Bear Stearns Asset Backed Securities I Trust
$        194,820     Series 2005-FR1, Class M1 (a)................................     1.74%        06/25/35     $       194,198
                  Citigroup Mortgage Loan Trust
         254,402     Series 2005-OPT3, Class M2 (a)...............................     1.67%        05/25/35             253,665
                  First Franklin Mortgage Loan Trust
          15,998     Series 2005-FF6, Class M1 (a)................................     1.62%        05/25/36              16,019
                  Ford Credit Auto Lease Trust
       2,622,000     Series 2015-A, Class A4......................................     1.31%        08/15/18           2,621,882
       4,295,000     Series 2015-B, Class A4......................................     1.54%        02/15/19           4,299,771
       1,310,000     Series 2016-A, Class A4......................................     1.85%        07/15/19           1,314,295
                  HSI Asset Securitization Corp. Trust
         434,638     Series 2006-OPT2, Class 2A4 (a)..............................     1.28%        01/25/36             434,881
                  Long Beach Mortgage Loan Trust
         327,109     Series 2005-1, Class M2 (a)..................................     1.79%        02/25/35             327,118
                  Option One Mortgage Loan Trust
         351,883     Series 2005-1, Class A1A (a).................................     1.49%        02/25/35             352,047
         148,623     Series 2005-4, Class A4 (a)..................................     1.35%        11/25/35             148,836
         129,040     Series 2005-5, Class A3 (a)..................................     1.20%        12/25/35             128,764
                  RAMP
         100,675     Series 2005-EFC5, Class M1 (a)...............................     1.39%        10/25/35             100,704
                  USAA Auto Owner Trust
          47,584     Series 2014-1, Class A4......................................     0.94%        05/15/19              47,577
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................       11,061,712
                  (Cost $11,053,737)                                                                             ---------------

MUNICIPAL BONDS -- 0.5%

                  INDIANA -- 0.5%
       4,000,000  Whiting IN Envir Facs Rev Variable BP Prods North
                     America Inc Proj, AMT (a)....................................     1.65%        12/01/44           3,999,560
                                                                                                                 ---------------
                  TOTAL MUNICIPAL BONDS........................................................................        3,999,560
                  (Cost $3,980,167)                                                                              ---------------

CERTIFICATES OF DEPOSIT -- 0.4%

                  BANKS -- 0.4%
       1,200,000  Barclays Bank PLC/NY (a)........................................     1.91%        09/08/17           1,203,035
       1,500,000  Credit Suisse AG/New York NY (a)................................     1.92%        09/12/17           1,503,919
                                                                                                                 ---------------
                  TOTAL CERTIFICATES OF DEPOSIT................................................................        2,706,954
                  (Cost $2,702,893)                                                                              ---------------

U.S. GOVERNMENT NOTES -- 0.1%

       1,000,000  U.S. Treasury Note..............................................     0.63%        06/30/17             999,824
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT NOTES..................................................................          999,824
                  (Cost $999,300)                                                                                ---------------

                  TOTAL INVESTMENTS -- 99.3%...................................................................      762,238,391
                  (Cost $761,779,224) (c)
                  NET OTHER ASSETS AND LIABILITIES -- 0.7%.....................................................        5,243,558
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $   767,481,949
                                                                                                                 ===============


                        See Notes to Financial Statements                Page 21

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2017 (UNAUDITED)

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at April 30, 2017.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2017, securities noted as such amounted to $115,078,448 or 15.0% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,011,606 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $552,439.

AMT   - Alternative Minimum Tax

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                           TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         4/30/2017         PRICES           INPUTS           INPUTS
                                                       -------------    -------------    -------------    -------------
Corporate Bonds*...................................    $ 365,957,913    $          --    $ 365,957,913    $          --
Commercial Paper*..................................      172,511,966               --      172,511,966               --
Foreign Corporate Bonds*...........................      136,996,911               --      136,996,911               --
U.S. Government Agency Mortgage-
   Backed Securities...............................       49,308,186               --       49,308,186               --
Mortgage-Backed Securities.........................       18,695,365               --       18,695,365               --
Asset-Backed Securities............................       11,061,712               --       11,061,712               --
Municipal Bonds**..................................        3,999,560               --        3,999,560               --
Certificates of Deposit*...........................        2,706,954               --        2,706,954               --
U.S. Government Notes..............................          999,824               --          999,824               --
                                                       -------------    -------------    -------------    -------------
Total Investments..................................    $ 762,238,391    $          --    $ 762,238,391    $          --
                                                       =============    =============    =============    =============

*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


Page 22                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value.....................................................    $  762,238,391
Cash......................................................................         1,228,102
Receivables:
   Capital shares sold....................................................        20,986,550
   Interest...............................................................         2,680,154
   Reclaims...............................................................             9,412
   Investment securities sold.............................................             2,725
                                                                              --------------
   Total Assets...........................................................       787,145,334
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased .......................................        19,514,816
   Investment advisory fees...............................................           148,569
                                                                              --------------
   Total Liabilities......................................................        19,663,385
                                                                              --------------
NET ASSETS................................................................    $  767,481,949
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $  768,959,056
Par value.................................................................           127,997
Accumulated net investment income (loss)..................................           113,605
Accumulated net realized gain (loss) on investments.......................        (2,177,876)
Net unrealized appreciation (depreciation) on investments.................           459,167
                                                                              --------------
NET ASSETS................................................................    $  767,481,949
                                                                              ==============
NET ASSET VALUE, per share................................................    $        59.96
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................        12,799,724
                                                                              ==============
Investments, at cost......................................................    $  761,779,224
                                                                              ==============


                        See Notes to Financial Statements                Page 23

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest..................................................................    $    4,224,717
                                                                              --------------
   Total investment income................................................         4,224,717
                                                                              --------------
EXPENSES:
Investment advisory fees..................................................         1,311,968
Excise tax................................................................            13,729
                                                                              --------------
   Total expenses.........................................................         1,325,697
   Less fees waived by the investment advisor.............................          (583,097)
                                                                              --------------
   Net expenses...........................................................           742,600
                                                                              --------------
NET INVESTMENT INCOME (LOSS)..............................................         3,482,117
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments................................            90,322
   Net change in unrealized appreciation (depreciation) on investments....           426,810
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................           517,132
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $    3,999,249
                                                                              ==============


Page 24                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED                    YEAR
                                                                                4/30/2017                 ENDED
                                                                               (UNAUDITED)              10/31/2016
                                                                              --------------          --------------
OPERATIONS:
   Net investment income (loss)...........................................    $    3,482,117          $    3,337,408
   Net realized gain (loss)...............................................            90,322                (118,612)
   Net change in unrealized appreciation (depreciation)...................           426,810                 219,853
                                                                              --------------          --------------
   Net increase (decrease) in net assets resulting from operations........         3,999,249               3,438,649
                                                                              --------------          --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................        (3,673,648)             (3,268,343)
                                                                              --------------          --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................       380,667,430             823,475,697
   Cost of shares redeemed................................................       (71,923,684)           (515,062,269)
                                                                              --------------          --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions........................................................       308,743,746             308,413,428
                                                                              --------------          --------------
   Total increase (decrease) in net assets................................       309,069,347             308,583,734

NET ASSETS:
   Beginning of period....................................................       458,412,602             149,828,868
                                                                              --------------          --------------
   End of period..........................................................    $  767,481,949          $  458,412,602
                                                                              ==============          ==============
   Accumulated net investment income (loss) at end of period..............    $      113,605          $      305,136
                                                                              ==============          ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................         7,649,724               2,499,724
   Shares sold............................................................         6,350,000              13,750,000
   Shares redeemed........................................................        (1,200,000)             (8,600,000)
                                                                              --------------          --------------
   Shares outstanding, end of period......................................        12,799,724               7,649,724
                                                                              ==============          ==============


                        See Notes to Financial Statements                Page 25

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                           SIX MONTHS                                        FOR THE PERIOD
                                                              ENDED            YEAR ENDED OCTOBER 31,         8/5/2014 (a)
                                                            4/30/2017      -------------------------------      THROUGH
                                                           (UNAUDITED)          2016             2015        10/31/2014 (b)
                                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period.....................   $    59.93       $    59.94       $    60.04       $    60.00
                                                            ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............................         0.34             0.47             0.43             0.06
Net realized and unrealized gain (loss)..................         0.06             0.09            (0.26)            0.04
                                                            ----------       ----------       ----------       ----------
Total from investment operations.........................         0.40             0.56             0.17             0.10
                                                            ----------       ----------       ----------       ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................................        (0.37)           (0.57)           (0.27)           (0.06)
                                                            ----------       ----------       ----------       ----------
Net asset value, end of period...........................   $    59.96       $    59.93       $    59.94       $    60.04
                                                            ==========       ==========       ==========       ==========
TOTAL RETURN (c).........................................         0.67%            0.94%            0.29%            0.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....................   $  767,482       $  458,413       $  149,829       $  567,353
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets............         0.45% (d)        0.45%            0.45%            0.45% (d)
Ratio of net expenses to average net assets..............         0.25% (d)        0.25%            0.23%            0.26% (d)
Ratio of net investment income (loss) to average
   net assets............................................         1.19% (d)        1.06%            0.51%            0.64% (d)
Portfolio turnover rate (e)..............................           30%             115%             406%               0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) All per share amounts and net asset values have been adjusted to reflect the impact of the 1-for-2 reverse share split on November 10, 2014. The net asset value reported on October 31, 2014 prior to the reverse share split restatement was $30.02.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 26                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund will invest at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate instruments (collectively, "Fixed Income Securities") issued by U.S. and non-U.S. public and private sector entities. Fixed Income Securities will include the following types of fixed- and variable-rate debt securities: corporate and government bonds and notes; agency securities; instruments of non-U.S. issuers in developed markets; privately issued securities; asset-backed securities; mortgage-related securities; municipal bonds and money market securities. The Fund may also invest in investment companies, such as ETFs, that invest in primarily Fixed Income Securities. The Fund will limit its investments in asset-backed securities and non-agency mortgage-backed securities (in the aggregate) to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans. The floating rate loans will represent amounts borrowed by companies or other entities from banks and other lenders and a significant portion of such floating rate loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund's average duration is expected to be below one year and the average maturity of the Fund's portfolio is expected to be below three years.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2017 (UNAUDITED)

      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the borrower/issuer;
      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management (for corporate debt only);
     11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
     12)    the borrower's/issuer's competitive position within the industry;
     13) the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
     14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2017 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

Distributions paid from:
Ordinary income.................................    $  3,268,343
Capital gain....................................              --
Return of capital...............................              --

As of October 31, 2016, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................    $    305,136
Accumulated capital and other gain (loss).......      (2,242,182)
Net unrealized appreciation (depreciation)......           6,341

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014, 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2017 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had $2,242,182 of non-expiring capital loss carryforwards that may be carried forward indefinitely.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2016, the Fund had no net ordinary losses.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

G. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.45% of its average daily net assets. Pursuant to contractual agreements, First Trust has agreed to waive management fees of 0.20% of average daily net assets until March 1, 2018. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2018. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the portion of the management fees earned by First Trust from the Fund for assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) upon termination of the Fund's management agreement with First Trust; however, it is expected to remain in place at least until March 1, 2018. First Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2017 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2017, were $23,521,678 and $212,117,707, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2017 were $20,204,576 and $67,739,512, respectively.

For the six months ended April 30, 2017, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2018.


                                                                         Page 31


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2017 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On May 22, 2017, the Fund declared a distribution of $0.065 per share to shareholders of record on May 25, 2017, payable May 31, 2017.


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ASSET-BACKED AND MORTGAGE-RELATED SECURITIES RISK. The risk of investing in mortgage-related and other asset-backed securities includes interest rate risk, extension risk and prepayment risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. Extension risk is prevalent when in a period of rising interest rates, the Fund holds mortgage-related securities and such securities exhibit additional volatility. Prepayment risk is prevalent when in a period of declining interest rates, borrowers may pay off their mortgages sooner than expected. Prepayments can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in kind securities. As a result, an investment in the Fund may be less tax efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBERSECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2017 (UNAUDITED)

The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

FIXED INCOME SECURITIES RISK. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

FLOATING RATE LOAN RISK. An investment in floating rate loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over the counter markets. Due to the smaller, less liquid market for high yield securities, the bid offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the Fixed Income Securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term Fixed Income Securities and higher for longer term Fixed Income Securities. Duration is a measure of the expected price volatility of a debt security as a result of

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2017 (UNAUDITED)

changes in market rates of interest, based on, among other factors, the weighted average timing of the Fixed Income Security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of Fixed Income Securities with shorter durations tend to be less sensitive to interest rate changes than Fixed Income Securities with longer durations. As the value of a Fixed Income Security changes over time, so will its duration. Mortgage-related securities are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

INVESTMENT COMPANIES RISK. The Fund may invest in the shares of other investment companies, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Pursuant to a contractual agreement, the Fund's investment advisor has agreed to reduce the management fee paid by the Fund by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that, the investment companies are advised by the Fund's investment advisor.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. The Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2017 (UNAUDITED)

SOVEREIGN DEBT RISK. Investments in debt securities issued by foreign governments ("Sovereign Debt") involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

VOLATILITY RISK. The market price and net asset value of the Fund's shares and the Fund's yield will change daily. There may be instances when the Fund will experience large in flows and out flows, which will significantly alter the Fund's size. At times, these fluctuations may negatively impact the Fund's yield, result in increased transaction costs for the Fund and contribute to the overall volatility of the Fund. The risk will be more prevalent when the Fund is smaller in size, such as during the Fund's invest up period. An investor may lose money by investing in this Fund because this Fund is not a money market fund and may experience significant fluctuations in its net asset value.

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First Trust

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Strategic Income
ETF (FDIV)


Semi-Annual Report
For the Six Months Ended
April 30, 2017


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TABLE OF CONTENTS
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                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities.......................................... 18
Statement of Operations...................................................... 19
Statements of Changes in Net Assets.......................................... 20
Financial Highlights......................................................... 21
Notes to Financial Statements................................................ 22
Additional Information....................................................... 32

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and/or Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Strategic Income ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust Strategic Income ETF (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

The primary investment objective of the First Trust Strategic Income ETF (the "Fund") is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the Fund's investment advisor. The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a sub-advisor (each, a "Management Team"), which employ their respective investment strategies. Shares of the Fund are listed on The Nasdaq Stock Exchange LLC under the ticker symbol "FDIV."

The Fund's investment categories are: (i) high yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv) international sovereign bonds, including emerging markets debt; (v) equity securities of Energy Infrastructure Companies, certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S. exchange-traded equity securities and depositary receipts. The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Teams may seek to gain exposure to the Fund's investment categories through investments in exchange-traded funds. The Fund seeks to achieve its objectives by having each Management Team focus on those instruments within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL              CUMULATIVE
                                                                                         TOTAL RETURNS              TOTAL RETURNS
                                             6 Months Ended        1 Year Ended        Inception (8/13/14)       Inception (8/13/14)
                                                4/30/17              4/30/17               to 4/30/17                to 4/30/17
FUND PERFORMANCE
NAV                                               3.86%                8.04%                 4.52%                     12.74%
Market Price                                      3.29%               10.91%                 4.46%                     12.57%

INDEX PERFORMANCE
Blended Index(1)                                  5.12%                9.75%                 3.51%                      9.81%
Bloomberg Barclays U.S. Aggregate Bond Index     -0.67%                0.83%                 2.38%                      6.57%
Russell 3000(R) Index                            13.83%               18.58%                 9.71%                     28.59%
------------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------

(1) The Blended Index is equally weighted to include these six indices: the Alerian MLP Index, Dow Jones U.S. Select Dividend Index, BofA Merrill Lynch Fixed Rate Preferred Securities Index, BofA Merrill Lynch U.S. High Yield Index, Bloomberg Barclays EM USD Aggregate Index and Bloomberg Barclays U.S. MBS Index. An index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indices are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

-----------------------------------------------------------
                                              % OF TOTAL
ASSET CLASSIFICATION                          INVESTMENTS
-----------------------------------------------------------
Exchange-Traded Funds                            43.71%
Common Stocks                                    23.68
Master Limited Partnerships                      14.05
U.S. Government Agency Mortgage-
   Backed Securities                             10.75
Foreign Sovereign Bonds                           2.56
$25 Par Preferred Securities                      2.55
Real Estate Investment Trusts                     2.46
Mortgage-Backed Securities                        0.15
Asset-Backed Securities                           0.09
                                                -------
     Total                                      100.00%
                                                =======

-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
First Trust Tactical High Yield ETF              20.17%
First Trust Preferred Securities and
   Income ETF                                     7.59
First Trust Emerging Markets Local
   Currency Bond ETF                              6.70
iShares J.P. Morgan USD Emerging
   Markets Bond ETF                               5.73
First Trust Low Duration Opportunities ETF        2.96
Enterprise Products Partners, L.P.                1.99
Spectra Energy Partners, L.P.                     1.37
Magellan Midstream Partners, L.P.                 1.16
Enbridge Energy Partners, L.P.                    1.15
Holly Energy Partners, L.P.                       1.11
                                                -------
     Total                                       49.93%
                                                =======

                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  AUGUST 13, 2014 - APRIL 30, 2017

            First Trust Strategic       Blended        Bloomberg Barclays U.S.       Russell 3000(R)
                 Income ETF             Index(1)        Aggregate Bond Index              Index
8/13/14            $10,000              $10,002                $10,003                   $10,000
10/31/14            10,177               10,129                 10,080                    10,371
4/30/15             10,330               10,191                 10,288                    10,863
10/31/15             9,989                9,735                 10,280                    10,837
4/30/16             10,436               10,006                 10,571                    10,844
10/31/16            10,856               10,446                 10,731                    11,297
4/30/17             11,275               10,981                 10,659                    12,859

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2014 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
8/14/14 - 10/31/14      16          0          0          0           35          5          0          0
11/1/14 - 10/31/15      36          6          6          2          152         33          9          7
11/1/15 - 10/31/16      69         16          7          3          125         27          3          2
11/1/16 - 4/30/17       81         11          0          0           31          0          0          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the First Trust Strategic Income ETF ("FDIV" or the "Fund"). First Trust was established in 1991 and is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. The following serve as investment sub-advisors (each, a "Sub-Advisor") to the
Fund: First Trust Global Portfolios Limited ("FTGP"); Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein Advisors LLC ("RBA"). The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a Sub-Advisor, which employ their respective investment strategies.

                         ADVISOR'S INVESTMENT COMMITTEE

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee, which determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets, consists of:

o DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR OF FIRST TRUST;

o DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING DIRECTOR OF FIRST TRUST;

o     JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     TODD LARSON, CFA, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST;

o     JOHN GAMBLA, CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER OF FIRST TRUST;

o     ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER OF FIRST TRUST; AND

o     CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST.

ADVISOR PORTFOLIO MANAGERS

o WILLIAM HOUSEY, CFA, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF FIRST TRUST;

o     SCOTT D. FRIES, CFA, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
      TRUST;

o     JEREMIAH CHARLES, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST; AND

o     JAMES SNYDER, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST.

SUB-ADVISOR PORTFOLIO MANAGERS

o JAMES J. MURCHIE, FOUNDER, CHIEF EXECUTIVE OFFICER, CO-PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     EVA PAO, PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     LINDA LONGVILLE, RESEARCH DIRECTOR AND PRINCIPAL OF EIP.

o     SAUL BALLESTEROS, HEAD OF TRADING AND OPERATIONS AND PRINCIPAL OF EIP.

o     JOHN K. TYSSELAND, PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     DEREK FULTON, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      FTGP.

o     LEONARDO DACOSTA, PORTFOLIO MANAGER OF FTGP.

o     RICHARD BERNSTEIN, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      RBA.

o     HENRY TIMMONS, CFA, SENIOR QUANTITATIVE ANALYST OF RBA.

o     MATTHEW GRISWOLD, CFA, DIRECTOR OF INVESTMENTS OF RBA.

o     SCOTT T. FLEMING, PRESIDENT AND CHIEF INVESTMENT OFFICER OF STONEBRIDGE.

o     ROBERT WOLF, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER,
      STONEBRIDGE.

o     DANIELLE SALTERS, CFA, PORTFOLIO MANAGER AND CREDIT ANALYST, STONEBRIDGE.

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust Strategic Income ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017      PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STRATEGIC INCOME ETF (FDIV)
Actual                                              $1,000.00           $1,038.60        0.54%                 $2.73
Hypothetical (5% return before expenses)            $1,000.00           $1,022.12        0.54%                 $2.71

(a) These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS -- 43.2%

                  CAPITAL MARKETS -- 43.2%
         159,122  First Trust Emerging Markets Local Currency Bond ETF (a).....................................  $     6,732,452
          57,020  First Trust Low Duration Opportunities ETF (a)...............................................        2,971,312
         386,899  First Trust Preferred Securities and Income ETF (a)..........................................        7,625,779
         412,817  First Trust Tactical High Yield ETF (a)......................................................       20,265,187
           3,871  iShares 20+ Year Treasury Bond ETF...........................................................          473,617
             800  iShares 7-10 Year Treasury Bond ETF..........................................................           85,280
          50,003  iShares J.P. Morgan USD Emerging Markets Bond ETF............................................        5,760,345
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................       43,913,972
                  (Cost $42,973,895)                                                                             ---------------

COMMON STOCKS -- 23.4%

                  BIOTECHNOLOGY -- 0.5%
           3,310  Amgen, Inc...................................................................................          540,589
                                                                                                                 ---------------

                  CAPITAL MARKETS -- 0.6%
          20,992  Federated Investors, Inc., Class B...........................................................          563,005
                                                                                                                 ---------------

                  COMMERCIAL SERVICES & SUPPLIES -- 0.1%
           3,090  McGrath RentCorp.............................................................................          107,563
                                                                                                                 ---------------

                  COMMUNICATIONS EQUIPMENT -- 0.6%
          16,933  Cisco Systems, Inc...........................................................................          576,907
                                                                                                                 ---------------

                  DISTRIBUTORS -- 0.6%
           6,123  Genuine Parts Co.............................................................................          563,439
                                                                                                                 ---------------

                  ELECTRIC UTILITIES -- 3.8%
           4,072  Alliant Energy Corp..........................................................................          160,111
           4,507  American Electric Power Co., Inc.............................................................          305,710
           4,304  Duke Energy Corp.............................................................................          355,080
           7,023  El Paso Electric Co..........................................................................          362,387
           2,870  Emera, Inc. (CAD)............................................................................           99,343
           5,150  Eversource Energy............................................................................          305,910
           3,053  Fortis, Inc. (CAD)...........................................................................           99,347
          14,094  Great Plains Energy, Inc.....................................................................          417,041
          12,271  Hawaiian Electric Industries, Inc............................................................          411,324
           5,605  Hydro One Ltd. (CAD) (b).....................................................................           98,710
           3,534  NextEra Energy, Inc..........................................................................          472,002
          11,739  OGE Energy Corp..............................................................................          408,282
           9,268  Xcel Energy, Inc.............................................................................          417,523
                                                                                                                 ---------------
                                                                                                                       3,912,770
                                                                                                                 ---------------

                  GAS UTILITIES -- 0.7%
           1,277  Atmos Energy Corp............................................................................          103,463
           1,446  Chesapeake Utilities Corp....................................................................          105,992
           2,543  New Jersey Resources Corp....................................................................          102,610
           3,768  Northwest Natural Gas Co.....................................................................          224,573
           4,075  UGI Corp.....................................................................................          204,402
                                                                                                                 ---------------
                                                                                                                         741,040
                                                                                                                 ---------------

                  HEALTH CARE PROVIDERS & SERVICES -- 0.6%
          16,239  Owens & Minor, Inc...........................................................................          562,681
                                                                                                                 ---------------

                  HOTELS, RESTAURANTS & LEISURE -- 0.6%
           3,533  Cracker Barrel Old Country Store, Inc........................................................          565,951
                                                                                                                 ---------------


Page 6                  See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)

     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOUSEHOLD PRODUCTS -- 0.5%
           6,116  Procter & Gamble (The) Co....................................................................  $       534,110
                                                                                                                 ---------------

                  INDUSTRIAL CONGLOMERATES -- 0.6%
           2,969  3M Co........................................................................................          581,419
                                                                                                                 ---------------

                  INSURANCE -- 1.6%
           7,523  Aflac, Inc...................................................................................          563,322
           9,576  Arthur J. Gallagher & Co.....................................................................          534,437
           8,595  Principal Financial Group, Inc...............................................................          559,792
                                                                                                                 ---------------
                                                                                                                       1,657,551
                                                                                                                 ---------------

                  INTERNET & DIRECT MARKETING RETAIL -- 0.2%
           7,215  PetMed Express, Inc..........................................................................          166,667
                                                                                                                 ---------------

                  IT SERVICES -- 0.6%
           9,779  Paychex, Inc.................................................................................          579,699
                                                                                                                 ---------------

                  LEISURE PRODUCTS -- 0.5%
          21,492  Mattel, Inc..................................................................................          481,851
                                                                                                                 ---------------

                  MULTILINE RETAIL -- 0.5%
           9,111  Target Corp..................................................................................          508,849
                                                                                                                 ---------------

                  MULTI-UTILITIES -- 3.7%
          10,559  Avista Corp..................................................................................          425,951
           5,298  Consolidated Edison, Inc.....................................................................          420,025
           4,774  National Grid PLC, ADR.......................................................................          309,689
           6,989  NorthWestern Corp............................................................................          417,802
           6,839  Public Service Enterprise Group, Inc.........................................................          301,258
           2,313  SCANA Corp...................................................................................          153,375
           6,371  Sempra Energy................................................................................          720,051
           7,006  Vectren Corp.................................................................................          416,297
          10,118  WEC Energy Group, Inc........................................................................          612,342
                                                                                                                 ---------------
                                                                                                                       3,776,790
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 2.3%
          11,711  Enbridge Income Fund Holdings, Inc. (CAD)....................................................          287,402
           4,629  Enbridge, Inc................................................................................          191,872
           9,496  Inter Pipeline Ltd. (CAD)....................................................................          193,461
          28,043  Kinder Morgan, Inc...........................................................................          578,527
           5,111  Targa Resources Corp.........................................................................          281,769
          17,579  TransCanada Corp.............................................................................          816,369
                                                                                                                 ---------------
                                                                                                                       2,349,400
                                                                                                                 ---------------

                  PHARMACEUTICALS -- 1.6%
           4,215  Johnson & Johnson............................................................................          520,426
          14,759  Novo Nordisk A/S, ADR........................................................................          570,878
          12,125  Sanofi, ADR..................................................................................          573,513
                                                                                                                 ---------------
                                                                                                                       1,664,817
                                                                                                                 ---------------

                  SOFTWARE -- 1.1%
          17,076  CA, Inc......................................................................................          560,605
           8,235  Microsoft Corp...............................................................................          563,768
                                                                                                                 ---------------
                                                                                                                       1,124,373
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)

     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SPECIALTY RETAIL -- 0.3%
          13,668  Cato (The) Corp., Class A....................................................................  $       308,350
                                                                                                                 ---------------

                  TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
          13,160  Coach, Inc...................................................................................          518,372
           9,916  VF Corp......................................................................................          541,711
                                                                                                                 ---------------
                                                                                                                       1,060,083
                                                                                                                 ---------------

                  TRADING COMPANIES & DISTRIBUTORS -- 0.5%
           3,963  Watsco, Inc..................................................................................          550,064
                                                                                                                 ---------------

                  TRANSPORTATION INFRASTRUCTURE -- 0.3%
           3,092  Grupo Aeroportuario del Pacifico, S.A.B. de C.V., ADR........................................          318,136
                                                                                                                 ---------------
                  TOTAL COMMON STOCKS..........................................................................       23,796,104
                  (Cost $22,852,388)                                                                             ---------------


     UNITS                                                 DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS -- 13.9%

                  CHEMICALS -- 0.4%
          14,963  Westlake Chemical Partners, L.P..............................................................          378,564
                                                                                                                 ---------------

                  GAS UTILITIES -- 0.5%
          12,312  AmeriGas Partners, L.P.......................................................................          554,286
                                                                                                                 ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.7%
          19,748  NextEra Energy Partners, L.P. (c)............................................................          684,268
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 12.3%
          18,546  Alliance Resource Partners, L.P..............................................................          394,103
           4,019  Buckeye Partners, L.P........................................................................          278,034
           3,200  Dominion Midstream Partners L.P..............................................................          100,960
          59,704  Enbridge Energy Partners, L.P................................................................        1,154,675
          73,039  Enterprise Products Partners, L.P............................................................        1,995,426
           6,629  EQT Midstream Partners, L.P..................................................................          517,327
          30,098  Holly Energy Partners, L.P...................................................................        1,118,743
          15,710  Magellan Midstream Partners, L.P.............................................................        1,167,254
          13,720  NGL Energy Partners, L.P.....................................................................          219,520
          11,192  ONEOK Partners, L.P..........................................................................          575,940
           7,965  Phillips 66 Partners, L.P....................................................................          419,596
          34,225  Plains All American Pipeline, L.P............................................................        1,001,081
           9,449  Shell Midstream Partners, L.P................................................................          302,651
          30,417  Spectra Energy Partners, L.P.................................................................        1,373,329
           6,671  Tallgrass Energy Partners, L.P...............................................................          342,222
          17,016  TC PipeLines, L.P............................................................................        1,029,978
           2,245  TransMontaigne Partners, L.P.................................................................           98,780
           9,924  Williams Partners, L.P.......................................................................          406,189
                                                                                                                 ---------------
                                                                                                                      12,495,808
                                                                                                                 ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS............................................................       14,112,926
                  (Cost $13,371,138)                                                                             ---------------


Page 8                  See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 10.6%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.7%
                  Federal Home Loan Mortgage Corporation
$         19,040     Series 1998-192, Class IO, IO, STRIPS........................     6.50%        02/01/28     $         3,658
              58     Series 2003-2637, Class F (d)................................     1.39%        06/15/18                  58
         134,796     Series 2003-2637, Class Z....................................     3.38%        06/15/18             135,597
         150,000     Series 2003-2669, Class LL...................................     5.50%        08/15/33             168,425
          11,693     Series 2004-2776, Class QP...................................     4.00%        01/15/34              11,837
           3,703     Series 2004-2844, Class BC...................................     5.00%        08/15/19               3,778
          32,164     Series 2004-2877, Class JO, PO...............................      (e)         03/15/19              31,770
         206,100     Series 2005-2953, Class LZ...................................     6.00%        03/15/35             258,813
          22,915     Series 2005-3064, Class OG...................................     5.50%        06/15/34              23,030
         143,873     Series 2006-3114, Class GI, IO (d)...........................     5.61%        02/15/36              31,543
          11,631     Series 2006-3200, Class PO, PO...............................      (e)         08/15/36              10,343
          16,343     Series 2007-3373, Class TO, PO...............................      (e)         04/15/37              15,128
         122,315     Series 2007-3382, Class CE...................................     6.00%        11/15/37             139,096
          21,008     Series 2009-3589, Class ZW...................................     4.50%        10/15/39              23,200
          66,000     Series 2010-3626, Class ME...................................     5.00%        01/15/40              74,959
           7,428     Series 2011-3795, Class CA...................................     4.50%        05/15/39               7,558
         113,995     Series 2011-3816, Class D....................................     3.50%        08/15/28             115,916
         204,414     Series 2011-3817, Class MA...................................     4.50%        10/15/37             213,003
          27,010     Series 2011-3917, Class AI, IO...............................     4.50%        07/15/26               2,740
          39,653     Series 2012-4101, Class QN...................................     3.50%        09/15/42              41,425
                  Federal National Mortgage Association
           9,093     Series 1992-205, Class Z.....................................     7.00%        11/25/22               9,850
         307,171     Series 1993-40, Class H......................................     6.40%        12/25/23             335,090
          42,944     Series 1993-176, Class E, PO.................................      (e)         08/25/23              41,035
          35,757     Series 1993-247, Class 2, IO, STRIPS.........................     7.50%        10/25/23               5,327
          89,843     Series 1997-22, Class PC.....................................     4.50%        03/18/27              95,458
         172,563     Series 2001-82, Class ZA.....................................     6.50%        01/25/32             194,549
          36,143     Series 2002-1, Class HC......................................     6.50%        02/25/22              38,883
           3,998     Series 2002-94, Class HQ.....................................     4.50%        01/25/18               4,020
         157,767     Series 2003-74, Class PV.....................................     5.00%        08/25/33             170,775
          10,114     Series 2003-97, Class CA.....................................     5.00%        10/25/18              10,254
         125,709     Series 2003-339, Class 12, IO, STRIPS........................     6.00%        06/25/33              25,662
          19,873     Series 2003-W2, Class 1A1....................................     6.50%        07/25/42              23,151
          85,941     Series 2004-T2, Class 1PO, PO................................      (e)         11/25/43              79,251
          53,039     Series 2005-45, Class SR, IO (d).............................     5.73%        06/25/35               9,486
          16,034     Series 2006-125, Class FA (d)................................     1.27%        01/25/37              15,962
          67,122     Series 2007-32, Class KT.....................................     5.50%        04/25/37              75,186
          18,207     Series 2007-42, Class AO, PO.................................      (e)         05/25/37              16,877
          45,600     Series 2008-24, Class WH.....................................     6.00%        02/25/38              57,329
          17,109     Series 2008-44, Class PO, PO.................................      (e)         05/25/38              15,952
          73,981     Series 2010-9, Class EA......................................     3.50%        01/25/24              74,938
          11,722     Series 2010-83, Class AK.....................................     3.00%        11/25/18              11,802
         334,980     Series 2011-30, Class MD.....................................     4.00%        02/25/39             348,354
         130,210     Series 2012-409, Class C17, IO, STRIPS.......................     4.00%        11/25/41              25,076
         112,463     Series 2015-14, Class IK, IO.................................     0.75%        03/25/45              13,514
         198,603     Series 2015-72, Class PC.....................................     3.00%        10/25/43             203,224
                  Government National Mortgage Association
          60,909     Series 1999-30, Class S, IO (d)..............................     7.61%        08/16/29              12,700
          56,769     Series 2003-7, Class TA......................................     4.50%        11/16/32              59,654


                        See Notes to Financial Statements                 Page 9

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         36,980     Series 2003-52, Class AP, PO.................................      (e)         06/16/33     $        32,080
          96,394     Series 2003-110, Class HC....................................     5.00%        12/20/33             107,411
         130,166     Series 2004-109, Class BC....................................     5.00%        11/20/33             135,955
          26,351     Series 2005-17, Class AD.....................................     5.00%        02/20/35              28,245
             807     Series 2005-91, Class PC.....................................     5.50%        01/20/35                 819
         313,522     Series 2006-17, Class TW.....................................     6.00%        04/20/36             366,870
         160,000     Series 2008-2, Class GC......................................     4.75%        01/16/38             175,872
          11,467     Series 2009-61, Class PK.....................................     5.00%        03/16/38              11,472
          73,773     Series 2009-96, Class ZG.....................................     5.50%        10/16/39              86,850
          10,000     Series 2010-84, Class YB.....................................     4.00%        07/20/40              10,592
         173,585     Series 2010-111, Class JA....................................     2.50%        09/16/40             175,005
          86,726     Series 2011-21, Class QH.....................................     4.50%        10/16/37              88,929
         110,600     Series 2011-29, Class JA.....................................     4.50%        04/20/40             112,738
          64,333     Series 2011-30, Class BK.....................................     2.50%        01/20/39              64,741
          47,673     Series 2012-34, Class SD, IO (d).............................     5.06%        03/16/42               9,755
          56,857     Series 2013-20, Class KI, IO.................................     5.00%        01/20/43              10,381
          48,373     Series 2013-31, Class TH (d).................................     5.34%        08/20/39              49,745
          66,313     Series 2013-67, Class PI, IO.................................     4.00%        12/16/42              10,027
                                                                                                                 ---------------
                                                                                                                       4,762,723
                                                                                                                 ---------------

                  PASS-THROUGH SECURITIES -- 5.9%
                  Federal Home Loan Mortgage Corporation
          84,391     Pool A47829..................................................     4.00%        08/01/35              89,204
         105,695     Pool A80290..................................................     5.00%        11/01/35             117,694
          75,308     Pool A94951..................................................     4.00%        11/01/40              80,130
          40,270     Pool A95134..................................................     4.50%        11/01/40              43,701
          45,567     Pool A97601..................................................     4.50%        03/01/41              49,810
          51,942     Pool B13731..................................................     5.00%        05/01/19              53,413
          22,004     Pool G03523..................................................     6.00%        11/01/37              25,007
          52,084     Pool G06501..................................................     4.00%        04/01/41              55,186
          85,560     Pool G07286..................................................     6.50%        09/01/39             101,382
          61,077     Pool G11805..................................................     5.50%        12/01/19              62,514
          20,480     Pool G11973..................................................     5.50%        02/01/21              21,507
          78,254     Pool G13124..................................................     6.00%        12/01/22              83,553
          81,791     Pool G13465..................................................     6.00%        01/01/24              87,062
          58,518     Pool G13790..................................................     4.50%        04/01/25              62,357
          28,166     Pool G13844..................................................     4.50%        07/01/25              30,019
          59,780     Pool G14184..................................................     5.00%        07/01/25              63,367
         341,886     Pool G14348..................................................     4.00%        10/01/26             359,818
          90,068     Pool G15725..................................................     4.50%        09/01/26              95,578
          57,604     Pool G18072..................................................     4.50%        09/01/20              59,731
         352,147     Pool G60762..................................................     5.00%        07/01/41             386,679
         286,111     Pool J09465..................................................     4.00%        04/01/24             300,745
         146,168     Pool J14484..................................................     4.00%        02/01/21             151,716
          16,469     Pool O20138..................................................     5.00%        11/01/30              18,113
          47,685     Pool Q05201..................................................     4.00%        12/01/41              50,525
         205,282     Pool U90316..................................................     4.00%        10/01/42             218,011


Page 10                 See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association
$         28,445     Pool 687073..................................................     5.50%        01/01/18     $        28,639
         119,045     Pool 724888..................................................     5.50%        06/01/33             128,792
          31,164     Pool 725098..................................................     5.50%        12/01/18              31,701
          29,024     Pool 725704..................................................     6.00%        08/01/34              33,237
          74,865     Pool 879398..................................................     5.50%        02/01/21              78,936
          53,064     Pool 888112..................................................     6.50%        12/01/36              63,162
          35,591     Pool 889780..................................................     5.50%        03/01/23              38,110
          42,185     Pool 890206..................................................     5.50%        10/01/21              43,561
         113,889     Pool 897936..................................................     5.50%        08/01/21             120,470
          43,972     Pool 923171..................................................     7.50%        03/01/37              49,947
          69,035     Pool 977130..................................................     5.50%        08/01/23              73,438
          15,873     Pool 983629..................................................     4.50%        05/01/23              16,690
          80,621     Pool 995400..................................................     7.00%        06/01/23              87,762
         129,069     Pool 995700..................................................     6.50%        03/01/27             143,528
          41,027     Pool AB2265..................................................     4.00%        02/01/41              43,782
         179,721     Pool AD0354..................................................     4.50%        10/01/24             191,868
          72,308     Pool AH1568..................................................     4.50%        12/01/40              78,333
          13,898     Pool AI1191..................................................     4.50%        04/01/41              15,059
          49,098     Pool AI7800..................................................     4.50%        07/01/41              53,355
          35,026     Pool AJ5299..................................................     4.00%        11/01/41              37,373
          60,540     Pool AJ5300..................................................     4.00%        11/01/41              64,347
          49,836     Pool AK3103..................................................     4.00%        02/01/42              52,817
         138,928     Pool AL1024..................................................     4.50%        07/01/26             147,033
          79,053     Pool AL3302..................................................     5.50%        08/01/25              82,102
          61,660     Pool AL3484..................................................     4.50%        10/01/42              66,838
          75,889     Pool AL6304..................................................     5.50%        09/01/25              80,265
          82,843     Pool AL6889..................................................     4.50%        02/01/45              90,161
         162,798     Pool AL7306..................................................     4.50%        09/01/42             176,352
          27,051     Pool AO4133..................................................     3.50%        06/01/42              27,970
         315,589     Pool AP2109..................................................     4.00%        08/01/32             335,816
          20,128     Pool AP4795..................................................     3.50%        09/01/42              20,802
          19,829     Pool AT2887..................................................     3.50%        04/01/43              20,481
          26,808     Pool AU3741..................................................     3.50%        08/01/43              27,719
          75,141     Pool AU4726..................................................     4.00%        09/01/43              79,852
         189,304     Pool MA1373..................................................     3.50%        03/01/43             195,356
                  Government National Mortgage Association
          27,217     Pool 3500....................................................     5.50%        01/20/34              30,554
          11,912     Pool 3513....................................................     5.00%        02/20/34              13,321
          31,859     Pool 3555....................................................     5.00%        05/20/34              35,601
          96,669     Pool 3975....................................................     5.50%        04/20/37             107,058
          38,987     Pool 4230....................................................     6.00%        09/20/23              42,391
          40,786     Pool 609116..................................................     4.50%        02/15/44              44,045
         256,544     Pool 782175..................................................     6.00%        07/15/22             273,928
                                                                                                                 ---------------
                                                                                                                       6,039,374
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................       10,802,097
                  (Cost $10,721,880)                                                                             ---------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                           STATED         STATED           VALUE
   CURRENCY)                                DESCRIPTION                               COUPON        MATURITY      (U.S. DOLLAR)
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
FOREIGN SOVEREIGN BONDS -- 2.5%

                  AUSTRALIA -- 0.0%
          20,000  Australia Government Bond, Series 137 (AUD).....................     2.75%        04/21/24     $        15,355
                                                                                                                 ---------------

                  BRAZIL -- 0.4%
         560,000  Brazil Notas Do Tesouro Nacional, Series NTNF (BRL).............    10.00%        01/01/21             177,110
         745,000  Brazil Notas Do Tesouro Nacional, Series NTNF (BRL).............    10.00%        01/01/25             232,155
         100,000  Brazil Notas Do Tesouro Nacional, Series NTNF (BRL).............    10.00%        01/01/27              31,011
                                                                                                                 ---------------
                                                                                                                         440,276
                                                                                                                 ---------------

                  CHILE -- 0.1%
      50,000,000  Chile Government International Bond (CLP).......................     5.50%        08/05/20              79,562
                                                                                                                 ---------------

                  COLOMBIA -- 0.1%
     165,000,000  Colombian TES, Series B (COP)...................................     5.00%        11/21/18              55,733
     190,000,000  Colombian TES, Series B (COP)...................................     7.00%        05/04/22              68,139
                                                                                                                 ---------------
                                                                                                                         123,872
                                                                                                                 ---------------

                  CZECH REPUBLIC -- 0.1%
       1,650,000  Czech Republic Government Bond, Series 89 (CZK).................     2.40%        09/17/25              75,908
                                                                                                                 ---------------

                  HUNGARY -- 0.1%
      32,900,000  Hungary Government Bond, Series 19/A (HUF)......................     6.50%        06/24/19             129,630
                                                                                                                 ---------------

                  INDONESIA -- 0.3%
   1,650,000,000  Indonesia Treasury Bond, Series FR56 (IDR)......................     8.38%        09/15/26             134,869
   1,637,000,000  Indonesia Treasury Bond, Series FR70 (IDR)......................     8.38%        03/15/24             132,137
                                                                                                                 ---------------
                                                                                                                         267,006
                                                                                                                 ---------------

                  ISRAEL -- 0.1%
         380,000  Israel Government Bond, Series 1026 (ILS).......................     6.25%        10/30/26             142,686
                                                                                                                 ---------------

                  MALAYSIA -- 0.1%
         485,000  Malaysia Government Bond, Series 0111 (MYR).....................     4.16%        07/15/21             113,738
                                                                                                                 ---------------

                  MEXICO -- 0.1%
       2,230,000  Mexican Bonos, Series M 20 (MXN)................................    10.00%        12/05/24             138,368
                                                                                                                 ---------------

                  PERU -- 0.2%
         425,000  Peru Government Bond (PEN)......................................     7.84%        08/12/20             144,794
                                                                                                                 ---------------

                  POLAND -- 0.2%
         150,000  Poland Government Bond, Series 1019 (PLN).......................     5.50%        10/25/19              41,805
         375,000  Poland Government Bond, Series 1023 (PLN).......................     4.00%        10/25/23             102,049
                                                                                                                 ---------------
                                                                                                                         143,854
                                                                                                                 ---------------

                  ROMANIA -- 0.2%
         630,000  Romania Government Bond, Series 10Y (RON).......................     5.85%        04/26/23             173,112
         240,000  Romania Government Bond, Series 10YR (RON)......................     5.95%        06/11/21              65,082
                                                                                                                 ---------------
                                                                                                                         238,194
                                                                                                                 ---------------

                  SOUTH AFRICA -- 0.3%
       1,957,000  South Africa Government Bond, Series R186 (ZAR).................    10.50%        12/21/26             163,598
       1,580,000  South Africa Government Bond, Series R207 (ZAR).................     7.25%        01/15/20             117,582
         300,000  South Africa Government Bond, Series R209 (ZAR).................     6.25%        03/31/36              16,248
                                                                                                                 ---------------
                                                                                                                         297,428
                                                                                                                 ---------------


Page 12                 See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                           STATED         STATED           VALUE
   CURRENCY)                                DESCRIPTION                               COUPON        MATURITY      (U.S. DOLLAR)
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
FOREIGN SOVEREIGN BONDS (CONTINUED)

                  THAILAND -- 0.1%
       3,020,000  Thailand Government Bond (THB)..................................     3.63%        06/16/23     $        93,575
                                                                                                                 ---------------
                  TURKEY -- 0.1%
         405,000  Turkey Government Bond (TRY)....................................    10.50%        01/15/20             113,794
          60,000  Turkey Government Bond (TRY)....................................     8.00%        03/12/25              14,966
                                                                                                                 ---------------
                                                                                                                         128,760
                                                                                                                 ---------------
                  TOTAL FOREIGN SOVEREIGN BONDS................................................................        2,573,006
                  (Cost $2,533,096)                                                                              ---------------

                                                                                      STATED         STATED
     SHARES                                 DESCRIPTION                                RATE         MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
$25 PAR PREFERRED SECURITIES -- 2.5%

                  BANKS -- 0.6%
          12,544  Citigroup, Inc., Series K (g)...................................     6.88%          (f)                369,421
           7,737  People's United Financial, Inc., Series A (g)...................     5.63%          (f)                213,232
                                                                                                                 ---------------
                                                                                                                         582,653
                                                                                                                 ---------------

                  CAPITAL MARKETS -- 0.5%
           7,196  Goldman Sachs Group (The), Inc., Series K (g)...................     6.38%          (f)                205,662
          10,733  Morgan Stanley, Series F (g)....................................     6.88%          (f)                311,257
                                                                                                                 ---------------
                                                                                                                         516,919
                                                                                                                 ---------------

                  DIVERSIFIED FINANCIAL SERVICES -- 0.1%
           3,840  KKR Financial Holdings LLC, Series A............................     7.38%          (f)                 99,264
                                                                                                                 ---------------

                  FOOD PRODUCTS -- 0.4%
           7,160  CHS, Inc., Series 2 (g).........................................     7.10%          (f)                201,411
           7,303  CHS, Inc., Series 3 (g).........................................     6.75%          (f)                198,203
                                                                                                                 ---------------
                                                                                                                         399,614
                                                                                                                 ---------------

                  INSURANCE -- 0.2%
           4,032  AmTrust Financial Services, Inc.................................     7.25%        06/15/55             101,203
           6,058  AmTrust Financial Services, Inc.................................     7.50%        09/15/55             155,448
                                                                                                                 ---------------
                                                                                                                         256,651
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 0.4%
           9,377  NuStar Energy L.P., Series A (g)................................     8.50%          (f)                251,117
           5,796  NuStar Logistics L.P. (g).......................................     7.63%        01/15/43             148,551
                                                                                                                 ---------------
                                                                                                                         399,668
                                                                                                                 ---------------

                  THRIFTS & MORTGAGE FINANCE -- 0.3%
          11,099  New York Community Bancorp, Inc., Series A (g)..................     6.38%          (f)                304,112
                                                                                                                 ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...........................................................        2,558,881
                  (Cost $2,485,872)                                                                              ---------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)

     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS -- 2.4%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS -- 2.4%
           9,108  LTC Properties, Inc..........................................................................  $       435,727
           6,320  National Health Investors, Inc...............................................................          462,434
           2,466  Public Storage...............................................................................          516,331
           9,075  Realty Income Corp...........................................................................          529,526
           8,315  Ventas, Inc..................................................................................          532,244
                                                                                                                 ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................................        2,476,262
                  (Cost $2,470,875)                                                                              ---------------


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
MORTGAGE-BACKED SECURITIES -- 0.2%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                  ABN AMRO Mortgage Corp.
$          9,253     Series 2003-6, Class 2A2.....................................     4.50%        05/25/18               9,281
                  Banc of America Alternative Loan Trust
          27,867     Series 2004-7, Class 4A1.....................................     5.00%        08/25/19              28,215
                  BCAP LLC Trust
          31,196     Series 2011-R11, Class 30A5 (d) (h)..........................     3.23%        01/26/34              30,714
                  CHL Mortgage Pass-Through Trust
           7,029     Series 2004-J8, Class 1A2....................................     4.75%        11/25/19               7,112
                  JPMorgan Resecuritization Trust
           7,498     Series 2009-7, Class 5A1 (d) (h).............................     6.00%        02/27/37               7,514
                  MASTR Asset Securitization Trust
           7,730     Series 2003-11, Class 3A1....................................     4.50%        12/25/18               7,770
                  Residential Accredit Loans, Inc.
          13,569     Series 2003-QS5, Class A2 (d)................................    12.94%        03/25/18              13,944
           7,079     Series 2003-QS14, Class A1...................................     5.00%        07/25/18               7,107
          11,083     Series 2003-QS20, Class CB...................................     5.00%        11/25/18              11,164
                  Wells Fargo Alternative Loan Trust
           1,057     Series 2007-PA5, Class 2A1...................................     6.00%        11/25/22               1,060
                                                                                                                 ---------------
                                                                                                                         123,881
                                                                                                                 ---------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
                  Morgan Stanley Re-REMIC Trust
          23,554     Series 2010-GG10, Class A4B (d) (h)..........................     6.04%        08/15/45              23,539
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................          147,420
                  (Cost $147,149)                                                                                ---------------

ASSET-BACKED SECURITIES -- 0.1%

                  Ameriquest Mortgage Securities, Inc.
          12,624     Series 2004-R6, Class A1 (d).................................     1.41%        07/25/34              12,531
                  Bear Stearns Asset Backed Securities I Trust
          25,000     Series 2004-BO1, Class M4 (d)................................     2.19%        10/25/34              25,142
                  First Alliance Mortgage Loan Trust
          44,235     Series 1999-1, Class A1......................................     7.18%        06/20/30              44,466
                  Lehman XS Trust
          12,757     Series 2005-2, Class 1A2 (d).................................     1.69%        08/25/35              12,346
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................           94,485
                  (Cost $93,192)                                                                                 ---------------

                  TOTAL INVESTMENTS -- 98.8%...................................................................      100,475,153
                  (Cost $97,649,485) (i)

                  NET OTHER ASSETS AND LIABILITIES -- 1.2%.....................................................        1,252,763
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $   101,727,916
                                                                                                                 ===============


Page 14                 See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d) Floating or variable rate security. The interest rate shown reflects the rate in effect at April 30, 2017.

(e)   Zero coupon security.

(f)   Perpetual maturity.

(g) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(h) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2017, securities noted as such amounted to $61,767 or 0.1% of net assets.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,513,355 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $687,687.

ADR   - American Depositary Receipt

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO    - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities.

      Currency Abbreviations:
      AUD    Australian Dollar
      BRL    Brazilian Real
      CAD    Canadian Dollar
      CLP    Chilean Peso
      COP    Colombian Peso
      CZK    Czech Koruna
      HUF    Hungarian Forint
      IDR    Indonesian Rupiah
      ILS    Israeli Shekel
      INR    Indian Rupee
      MXN    Mexican Peso
      MYR    Malaysian Ringgit
      PEN    Peruvian Nuevo Sol
      PLN    Polish Zloty
      RON    Romanian Leu
      RUB    Russian Ruble
      THB    Thai Baht
      TRY    Turkish Lira
      USD    United States Dollar
      ZAR    South African Rand


                        See Notes to Financial Statements                Page 15

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        ASSETS TABLE
                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2017           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Exchange-Traded Funds*............................   $    43,913,972    $    43,913,972    $            --    $            --
Common Stocks*....................................        23,796,104         23,796,104                 --                 --
Master Limited Partnerships*......................        14,112,926         14,112,926                 --                 --
U.S. Government Agency Mortgage-Backed
   Securities.....................................        10,802,097                 --         10,802,097                 --
Foreign Sovereign Bonds**.........................         2,573,006                 --          2,573,006                 --
$25 Par Preferred Securities*.....................         2,558,881          2,558,881                 --                 --
Real Estate Investment Trusts*....................         2,476,262          2,476,262                 --                 --
Mortgage-Backed Securities........................           147,420                 --            147,420                 --
Asset-Backed Securities...........................            94,485                 --             94,485                 --
                                                     ---------------    ---------------    ---------------    ---------------
Total Investments.................................       100,475,153         86,858,145         13,617,008                 --
Futures Contracts***..............................            16,307             16,307                 --                 --
Forward Foreign Currency Contracts****............             1,695                 --              1,695                 --
                                                     ---------------    ---------------    ---------------    ---------------
Total.............................................   $   100,493,155    $    86,874,452    $    13,618,703    $            --
                                                     ===============    ===============    ===============    ===============

                                                      LIABILITIES TABLE
                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2017           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Futures Contracts***..............................   $        (1,735)   $        (1,735)   $            --    $            --
Forward Foreign Currency Contracts****............           (10,287)                --            (10,287)                --
                                                     ---------------    ---------------    ---------------    ---------------
Total.............................................   $       (12,022)   $        (1,735)   $       (10,287)   $            --
                                                     ===============    ===============    ===============    ===============

*     See Portfolio of Investments for industry breakout.

**    See Portfolio of Investments for country breakout.

*** Includes cumulative appreciation/depreciation on futures contracts as reported in the table of Futures Contracts. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

**** See the table of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


Page 16                 See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2017 (UNAUDITED)


FUTURES CONTRACTS (see Note 2D - Futures Contracts in the Notes to Financial Statements):

                                                                                                                UNREALIZED
                                                                  NUMBER OF    EXPIRATION       NOTIONAL       APPRECIATION/
        FUTURES CONTRACTS                            POSITION     CONTRACTS      MONTH           VALUE        (DEPRECIATION)
----------------------------------                 ------------  -----------  ------------  ----------------  ---------------
U.S. 5-Year Treasury Notes                            Short           4         Jun-2017    $       (471,890) $        (1,735)
U.S. 10-Year Treasury Notes                            Long           3         Jun-2017             371,122            6,034
U.S. Treasury Long Bond Futures                        Long           4         Jun-2017             601,603           10,273
                                                                                            ----------------  ---------------
                                                                                            $        500,835  $        14,572
                                                                                            ================  ===============


FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C - Forward Foreign Currency Contracts in the Notes to Financial Statements):

                                              FORWARD FOREIGN CURRENCY CONTRACTS
                                            --------------------------------------
                                                                          PURCHASE VALUE       SALE VALUE       UNREALIZED
  SETTLEMENT                           AMOUNT             AMOUNT               AS OF             AS OF         APPRECIATION/
     DATE         COUNTERPARTY     PURCHASED (a)         SOLD (a)         APRIL 30, 2017     APRIL 30, 2017   (DEPRECIATION)
---------------  ---------------  ----------------  -------------------  -----------------  ----------------  ---------------
    5/24/17           BNYM        USD       99,487  HUF      29,000,000     $  99,487          $ 100,864         $ (1,377)
    5/24/17           BNYM        USD       52,885  PLN         210,000        52,885             54,135           (1,250)
    5/24/17           BNYM        USD      144,464  RON         610,000       144,464            146,376           (1,912)
    5/24/17            BNS        COP   75,000,000  USD          26,270        25,389             26,270             (881)
    5/24/17            BNS        INR   18,700,000  USD         288,402       289,614            288,402             1,212
    5/24/17            BNS        INR    3,250,000  USD          50,623        50,334             50,623             (289)
    5/24/17            BNS        PEN      230,000  USD          70,505        70,679             70,505              174
    5/24/17            BNS        RUB   20,000,000  USD         353,513       349,341            353,513           (4,172)
    5/24/17           BNYM        MXN    2,380,000  USD         126,117       126,426            126,117              309
    5/24/17           BNYM        RON      305,000  USD          73,638        73,232             73,638             (406)
                                                                                                                 --------
Net Unrealized Appreciation (Depreciation)....................................................................   $ (8,592)
                                                                                                                 ========

(a)   Please see Portfolio of Investments for currency descriptions.

   Counterparty Abbreviations:
   BNS    Bank of Nova Scotia (The)
   BNYM   Bank of New York Mellon (The)


                        See Notes to Financial Statements                Page 17

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value - Unaffiliated.........................................     $     62,880,423
Investments, at value - Affiliated...........................................           37,594,730
Cash.........................................................................            1,021,623
Cash segregated as collateral for open futures contracts.....................               77,342
Foreign currency, at value...................................................               58,388
Unrealized appreciation on forward foreign currency contracts................                1,695
Receivables:
   Capital shares sold.......................................................              366,011
   Investment securities sold................................................              293,552
   Dividends.................................................................              119,618
   Interest..................................................................              102,116
   Reclaims..................................................................                1,539
   Variation margin..........................................................                1,234
                                                                                  ----------------
     Total Assets............................................................          102,518,271
                                                                                  ----------------

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts................               10,287
Payables:
   Investment securities purchased...........................................              737,973
   Investment advisory fees..................................................               42,033
   Variation margin..........................................................                   62
                                                                                  ----------------
     Total Liabilities.......................................................              790,355
                                                                                  ----------------
NET ASSETS...................................................................     $    101,727,916
                                                                                  ================
NET ASSETS CONSIST OF:
Paid-in capital..............................................................     $     99,598,688
Par value....................................................................               20,000
Accumulated net investment income (loss).....................................             (367,832)
Accumulated net realized gain (loss) on investments, futures contracts, forward foreign currency contracts, foreign currency transactions
   and written options.................................................                   (355,220)
Net unrealized appreciation (depreciation) on investments, futures contracts,
   forward foreign currency contracts and foreign currency translation.......            2,832,280
                                                                                  ----------------
NET ASSETS...................................................................     $    101,727,916
                                                                                  ================
NET ASSET VALUE, per share...................................................     $          50.86
                                                                                  ================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)................................................            2,000,002
                                                                                  ================
Investments, at cost - Unaffiliated..........................................     $     60,758,011
                                                                                  ================
Investments, at cost - Affiliated............................................     $     36,891,474
                                                                                  ================
Foreign currency, at cost (proceeds).........................................     $         58,732
                                                                                  ================


Page 18                 See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Dividends - Unaffiliated.....................................................     $        452,289
Dividends - Affiliated.......................................................              641,201
Interest.....................................................................              140,589
Foreign tax withholding......................................................               (5,053)
                                                                                  ----------------
   Total investment income...................................................            1,229,026
                                                                                  ----------------

EXPENSES:
Investment advisory fees.....................................................              305,726
Excise tax...................................................................                  (44)
                                                                                  ----------------
   Total expenses............................................................              305,682
   Less fees waived by the investment advisor................................             (112,036)
                                                                                  ----------------
   Net expenses..............................................................              193,646
                                                                                  ----------------
NET INVESTMENT INCOME (LOSS).................................................            1,035,380
                                                                                  ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated................................................               52,350
   Investments - Affiliated..................................................              (35,474)
   Distribution of capital gains from investment companies...................                4,595
   Futures contracts.........................................................                7,063
   Forward foreign currency contracts........................................               18,074
   Foreign currency transactions.............................................                3,751
                                                                                  ----------------
Net realized gain (loss).....................................................               50,359
                                                                                  ----------------
Net increase from payment by the advisor.....................................                3,457
                                                                                  ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated................................................            1,784,940
   Investments - Affiliated..................................................              576,122
   Futures contracts.........................................................               14,572
   Forward foreign currency contracts........................................               (7,569)
   Foreign currency translation..............................................                  911
                                                                                  ----------------
Net change in unrealized appreciation (depreciation).........................            2,368,976
                                                                                  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)......................................            2,422,792
                                                                                  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...........................................................     $      3,458,172
                                                                                  ================


                        See Notes to Financial Statements                Page 19

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED                YEAR
                                                                                     4/30/2017              ENDED
                                                                                    (UNAUDITED)          10/31/2016
                                                                                  ----------------     ---------------
OPERATIONS:
   Net investment income (loss)..............................................     $      1,035,380     $       543,714
   Net realized gain (loss)..................................................               50,359              17,763
   Net increase from payment by the advisor..................................                3,457                  --
   Net change in unrealized appreciation (depreciation)......................            2,368,976             771,132
                                                                                  ----------------     ---------------
   Net increase (decrease) in net assets resulting from operations...........            3,458,172           1,332,609
                                                                                  ----------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................................           (1,404,002)           (656,004)
                                                                                  ----------------     ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.................................................           82,213,341           2,491,652
   Cost of shares redeemed...................................................                   --          (4,810,172)
                                                                                  ----------------     ---------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions...........................................................           82,213,341          (2,318,520)
                                                                                  ----------------     ---------------
   Total increase (decrease) in net assets...................................           84,267,511          (1,641,915)

NET ASSETS:
   Beginning of period.......................................................           17,460,405          19,102,320
                                                                                  ----------------     ---------------
   End of period.............................................................     $    101,727,916     $    17,460,405
                                                                                  ================     ===============
   Accumulated net investment income (loss) at end of period.................     $       (367,832)    $           790
                                                                                  ================     ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...................................              350,002             400,002
   Shares sold...............................................................            1,650,000              50,000
   Shares redeemed...........................................................                   --            (100,000)
                                                                                  ----------------     ---------------
   Shares outstanding, end of period.........................................            2,000,002             350,002
                                                                                  ================     ===============


Page 20                 See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS                                           FOR THE PERIOD
                                                       ENDED              YEAR ENDED OCTOBER 31,         8/13/2014 (a)
                                                     4/30/2017       --------------------------------       THROUGH
                                                    (UNAUDITED)           2016              2015           10/31/2014
                                                  ---------------    --------------    --------------    --------------
Net asset value, beginning of period                 $   49.89          $  47.76          $  50.59          $  50.00
                                                     ---------          --------          --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.75              1.60              1.67              0.29
Net realized and unrealized gain (loss)                   1.16 (f)          2.45             (2.58) (b)         0.59
                                                     ---------          --------          --------          --------
Total from investment operations                          1.91              4.05             (0.91)             0.88
                                                     ---------          --------          --------          --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.94)            (1.92)            (1.40)            (0.27)
Return of capital                                           --                --             (0.52)            (0.02)
                                                     ---------          --------          --------          --------
Total distributions                                      (0.94)            (1.92)            (1.92)            (0.29)
                                                     ---------          --------          --------          --------
Net asset value, end of period                       $   50.86          $  49.89          $  47.76          $  50.59
                                                     =========          ========          ========          ========
TOTAL RETURN (c)                                          3.86% (f)         8.67%            (1.85)% (b)        1.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $ 101,728          $ 17,460          $ 19,102          $ 20,236
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             0.85% (d)         0.85%             0.85%             0.85% (d)
Ratio of net expenses to average net assets               0.54% (d)         0.55%             0.61%             0.69% (d)
Ratio of net investment income (loss) to average
   net assets                                             2.88% (d)         3.30%             3.37%             2.71% (d)
Portfolio turnover rate (e)                                 69%               88%              125%               33%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) The Fund received a payment from the advisor in the amount of $23,478 in connection with a trade error. The payment from the advisor represents $0.06 per share and had no effect on the Fund's total return.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f) The Fund received a reimbursement from the advisor in the amount of $3,457, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.


                        See Notes to Financial Statements                Page 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. The Fund's primary investment objective is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation.

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the Fund. The following serve as investment sub-advisors to the Fund:
First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors"). The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a Sub-Advisor (each, a "Management Team"), which employ their respective investment strategies. The Fund seeks to achieve its objectives by having each Management Team focus on those investments within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.

Under normal market conditions, the Fund will invest in various asset classes, which include high-yield corporate bonds, senior floating-rate loan interests, mortgage-related investments, preferred securities, international sovereign bonds, equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"), and dividend paying U.S. exchange-traded equity securities and depositary receipts. The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Team may seek exposure to these asset classes through investments in exchange-traded funds.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act.

-----------------------------

(1) Energy Infrastructure Companies are publicly-traded MLPs, MLP affiliates, "Canadian Income Equities", pipeline companies, utilities, and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Common stocks, preferred stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only)
     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
     13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, and exchange-listed stock index options.

The Fund may purchase or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on options are included in "Net realized gain
(loss) on investments" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

As of April 30, 2017, the Fund had no open options contracts.

F. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in "Net realized gain (loss) on investments" on the Statement of Operations.

G. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

I. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

J. AFFILIATED TRANSACTIONS

The Fund may invest in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments for the six months ended April 30, 2017 are as follows:

                                                  SHARE ACTIVITY
                               ----------------------------------------------------
                               BALANCE AT                                BALANCE AT     VALUE AT     DIVIDEND     REALIZED
         SECURITY NAME          10/31/16     PURCHASES        SALES       4/30/17       4/30/17       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
First Trust Emerging Markets
   Local Currency Bond ETF          26,250       141,532         (8,660)    159,122   $  6,732,452  $   111,751  $   (19,693)
First Trust Low Duration
   Opportunities ETF                    --       151,654        (94,634)     57,020      2,971,312       23,568         (132)
First Trust Preferred
   Securities and Income ETF       106,640       427,505       (147,246)    386,899      7,625,779      179,807       (9,074)
First Trust Senior Loan Fund        43,048       186,406       (229,454)         --             --      109,363       (6,575)
First Trust Tactical High
   Yield ETF                        14,322       398,495             --     412,817     20,265,187      216,712           --
                                                                                      --------------------------------------
                                                                                      $ 37,594,730  $   641,201  $   (35,474)
                                                                                      ======================================


K. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.


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                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

Distributions paid from:
Ordinary income.................................  $     656,004
Capital gain....................................             --
Return of capital...............................             --

As of October 31, 2016, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $          --
Accumulated capital and other losses............       (221,442)
Net unrealized appreciation (depreciation)......        276,500

L. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014, 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had $221,442 of non-expiring capital loss carryforwards for federal income tax purposes. During the taxable year ended October 31, 2016, the Fund utilized non-expiring capital loss carryforwards in the amount of $160,883.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2016, the Fund had no net ordinary losses.

M. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

N. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

O. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Fund and First Trust have retained the Sub-Advisors to provide recommendations to the Advisor regarding the selection and on-going monitoring of the securities in the Fund's investment portfolio. First Trust executes all transactions on behalf of the Fund, with the exception of the securities that are selected by FTGP. EIP, an affiliate of First Trust, provides recommendations regarding the selection of MLP securities for the Fund's investment portfolio and provides ongoing monitoring of the MLP securities, MLP affiliate and energy infrastructure securities in the Fund's investment portfolio selected by EIP. EIP exercises discretion only with respect to assets of the Fund allocated to EIP by the Advisor. FTGP, an affiliate of First Trust, selects international sovereign debt securities for the Fund's investment portfolio and provides ongoing monitoring of the international sovereign debt securities in the Fund's investment portfolio selected by FTGP. RBA provides recommendations regarding longer term investment strategies that combine top-down, macroeconomic analysis and quantitatively-driven portfolio construction. Stonebridge, an affiliate of First Trust, provides recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in the Fund's investment portfolio.

Pursuant to the Investment Management Agreement between the Trust and Advisor, First Trust will supervise the Sub-Advisors and their management of the investment of the Fund's assets and will pay EIP, FTGP, RBA and Stonebridge for their services as the Fund's sub-advisors. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated Funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that, the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Fund's management agreement with First Trust. First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses on the shares of investment companies advised by First Trust. During the six months ended April 30, 2017, the Advisor waived fees of $112,036.

During the six months ended April 30, 2017, the Fund received a payment from the Advisor of $3,457 in connection with a trade error.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


                                                                         Page 29


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2017, were $9,887,805 and $78,297,101, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2017, were $781,392 and $47,268,614, respectively.

For the six months ended April 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales were $41,621,770 and $0, respectively.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April 30, 2017, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

                                              ASSET DERIVATIVES                    LIABILITY DERIVATIVES
                                     ------------------------------------   -----------------------------------
DERIVATIVE               RISK        STATEMENT OF ASSETS AND                STATEMENT OF ASSETS AND
INSTRUMENTS            EXPOSURE       LIABILITIES LOCATION       VALUE       LIABILITIES LOCATION       VALUE
------------------   -------------   -----------------------   ----------   -----------------------   ---------
                                     Unrealized appreciation                Unrealized depreciation
Forward foreign      Currency        on forward foreign                     on forward foreign
currency contracts   Risk            currency contracts        $    1,695   currency contracts        $  10,287

Futures contracts    Interest        Variation margin                       Variation margin
                     Rate Risk       receivable                     1,234   payable                          62

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2017, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION
----------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts        $ 18,074
Net change in unrealized appreciation (depreciation) on forward
   foreign currency contracts                                           (7,569)

INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on investments*                                 3,821
Net realized gain (loss) on futures contracts                            7,063
Net change in unrealized appreciation (depreciation) on
   futures contracts                                                    14,572

* Represents call options purchased.

During the six months ended April 30, 2017, the notional values of forward foreign currency contracts opened and closed were $7,269,072 and $6,151,201, respectively.

During the six months ended April 30, 2017, the notional values of futures contracts opened and closed were $1,457,432 and $956,597, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to forward foreign currency contracts and futures contracts on the Statement of Assets and Liabilities.

During the six months ended April 30, 2017, the number of purchased option contracts opened and closed were 2 and 2, respectively.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                                 7. BORROWINGS

The Trust on behalf of the Fund, along with First Trust Series Fund and First Trust Variable Insurance Trust, entered into a $200 million Credit Agreement (the "BNYM Line of Credit") with BNYM to be a liquidity backstop during periods of high redemption volume. Prior to February 3, 2017, the BNYM Line of Credit was $135 million. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loan is charged by BNYM, which First Trust allocates amongst the funds that have access to the BNYM Line of Credit. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings during the six months ended April 30, 2017.

                              8. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2018.

                               9. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On May 22, 2017, the Fund declared a distribution of $0.155 per share to shareholders of record on May 25, 2017, payable May 31, 2017.


                                                                         Page 31


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in kind securities. As a result, an investment in the Fund may be less tax efficient than an investment in an ETF that effects its creations and redemption for in kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

COVERED CALL RISK. The Fund may invest in covered call options. Covered call risk is the risk that the Fund will forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBERSECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties,


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of options and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

ENERGY INFRASTRUCTURE COMPANIES RISK. Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.

Certain Energy Infrastructure Companies in the utilities industry are subject to imposition of rate caps, increased competition due to deregulation, difficulty in obtaining an adequate return on invested capital or in financing large construction projects, limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

EQUITY SECURITIES RISK. The Fund invests in equity securities. The value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

ETF RISK. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An investment can be made in the underlying ETFs directly rather than through the Fund. These direct investments can be made without paying the fees and expenses associated with the Fund.

FIXED INCOME SECURITIES RISK. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts


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--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term investments. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. Mortgage-related securities are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

INVESTMENT COMPANIES RISK. The Fund may invest in the shares of other investment companies, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Pursuant to a contractual agreement, the Advisor has agreed to reduce the management fee paid by the Fund by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that the investment companies are advised by the Advisor.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Management Teams will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

MORTGAGE SECURITIES RISK. The Fund invests in mortgage-related securities, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-related securities may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure.

NON-AGENCY DEBT RISK. Non-agency debt, including mortgage-backed securities that are not issued by a government-sponsored entity such as FannieMae, FreddieMac and GinnieMae, are not afforded the protections of backing by the U.S. government. This makes such securities more susceptible to credit, liquidity and other risks discussed in the Fund's prospectus.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2017 (UNAUDITED)

SENIOR LOAN RISK. An investment in senior loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

First Trust

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS

Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

First Trust Global Portfolios Limited
8 Angel Court
London EC2R 7HJ

Richard Bernstein Advisors, LLC
120 West 45th Street, 36th Floor
New York, NY 10036

Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

First Trust

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Low Duration Opportunities ETF (LMBS)

Semi-Annual Report
For the Six Months Ended
April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management ........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 35
Statement of Operations...................................................... 36
Statements of Changes in Net Assets.......................................... 37
Financial Highlights......................................................... 38
Notes to Financial Statements................................................ 39
Additional Information....................................................... 48

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Low Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust Low Duration Opportunities ETF (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

The primary investment objective of the First Trust Low Duration Opportunities ETF (the "Fund") is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund is an actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the investment advisor. Jim Snyder and Jeremiah Charles are the Fund's portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund's investment portfolio.

The Fund's investment categories are: (i) mortgage-related investments, including mortgage-backed securities that may be, but are not required to be, issued or guaranteed by the U.S. government or its agencies or instrumentalities; (ii) U.S. government securities, including callable agency securities, which give the issuer (the U.S. government agency) the right to redeem the security prior to maturity, and U.S. government inflation-indexed securities; and (iii) high yield debt, commonly referred to as "junk" debt. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade (as described in (iii) above), illiquid securities, and derivative instruments.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL              CUMULATIVE
                                                                                         TOTAL RETURNS             TOTAL RETURNS
                                             6 Months Ended        1 Year Ended        Inception (11/4/14)       Inception (11/4/14)
                                                4/30/17              4/30/17               to 4/30/17                to 4/30/17
FUND PERFORMANCE
NAV                                               0.43%               4.31%                  4.61%                     11.86%
Market Price                                      0.34%               4.44%                  4.67%                     12.00%

INDEX PERFORMANCE
BofA Merrill Lynch 1-5 Year US Treasury
   & Agency Index                                -0.21%               0.23%                  1.11%                      2.78%
-----------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

-----------------------------------------------------------
                                         % OF LONG-TERM
ASSET CLASSIFICATION                     INVESTMENTS(1)
-----------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                 89.89%
Mortgage-Backed Securities                     7.08
Asset-Backed Securities                        1.93
Exchange-Traded Funds                          1.10
                                            --------
     Total                                   100.00%
                                            ========

-----------------------------------------------------------
                                        % OF TOTAL LONG
                                          FIXED-INCOME
CREDIT QUALITY(2)                      INVESTMENTS & CASH
-----------------------------------------------------------
Government                                    90.90%
AAA                                            2.67
AA+                                            0.63
AA                                             0.13
AA-                                            0.00*
A+                                             0.13
A-                                             0.09
BBB+                                           0.07
BBB-                                           0.06
Below Investment Grade                         0.98
Not Rated                                      4.35
Cash                                          (0.01)
                                            --------
     Total                                   100.00%
                                            ========

* Amount is less than 0.01%.


-----------------------------------------------------------
                                         % OF LONG-TERM
TOP TEN HOLDINGS                         INVESTMENTS(1)
-----------------------------------------------------------
Federal National Mortgage Association,
   Series 2011-30, Class MD                    2.27%
Federal National Mortgage Association,
   Pool MA1373                                 1.84
Federal National Mortgage Association,
   Pool AO3529                                 1.77
iShares 20+ Year Treasury Bond ETF             1.07
Federal National Mortgage Association,
   Pool AT2720                                 1.03
Bear Stearns Commercial Mortgage
   Securities Trust, Series 2007-PW17,
   Class A4                                    0.97
Federal National Mortgage Association,
   Pool AQ0411                                 0.85
Federal National Mortgage Association,
   Pool AB2959                                 0.79
Federal National Mortgage Association,
   Pool AS9194                                 0.76
Federal National Mortgage Association,
   Series 2007-28, Class ZA                    0.75
                                            --------
     Total                                    12.10%
                                            ========

-----------------------------

(1) Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2) The ratings are by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under "Government". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 NOVEMBER 4, 2014 - APRIL 30, 2017

            First Trust Low Duration    BofA Merrill Lynch 1-5 Year
               Opportunities ETF        US Treasury & Agency Index
11/4/14             $10,000                       $10,000
4/30/15              10,236                        10,097
10/31/15             10,362                        10,144
4/30/16              10,725                        10,256
10/31/16             11,138                        10,301
4/30/17              11,186                        10,279

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-      0.50%-     1.00%-                 0.00%-     0.50%-      1.00%-
FOR THE PERIOD        0.49%       0.99%      1.99%     >=2.00%      0.49%      0.99%       1.99%     >=2.00%
11/5/14 - 10/31/15     144          40          0         1           62          3           0         0
11/1/15 - 10/31/16     178           7          0         0           66          1           0         0
11/1/16 - 4/30/17      111           0          0         0           12          0           0         0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 E. Liberty Drive, Wheaton, IL 60187, is the investment advisor to the First Trust Low Duration Opportunities ETF (the "Fund" or "LMBS"). First Trust was established in 1991 and is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. In its capacity as the Fund's investment advisor, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor or sub-advisor for seven mutual fund portfolios, ten exchange-traded trusts consisting of 118 series and 16 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

                           PORTFOLIO MANAGEMENT TEAM

JEREMIAH CHARLES - VICE PRESIDENT, PORTFOLIO MANAGER
JIM SNYDER - VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust Low Duration Opportunities ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX MONTH         SIX MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017        PERIOD          PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
Actual                                              $1,000.00           $1,004.30            0.65%             $3.23
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57            0.65%             $3.26

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 77.6%

                  ASSET-BACKED SECURITIES -- 0.4%
                  Fannie Mae Grantor Trust
$        559,228     Series 2002-T7, Class A1 (a).................................     1.21%        07/25/32     $       537,226
                  Federal Home Loan Mortgage Corporation
       1,680,442     Series 1999-21, Class A (a)..................................     1.35%        10/25/29           1,667,003
                                                                                                                 ---------------
                                                                                                                       2,204,229
                                                                                                                 ---------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 33.5%
                  Federal Home Loan Mortgage Corporation
           1,639     Series 1989-74, Class F......................................     6.00%        10/15/20               1,701
              35     Series 1990-172, Class J.....................................     7.00%        07/15/21                  36
              61     Series 1990-186, Class E.....................................     6.00%        08/15/21                  63
             203     Series 1990-188, Class H.....................................     7.00%        09/15/21                 214
         119,383     Series 1992-133, Class B, IO, STRIPS.........................     8.50%        06/01/22              19,351
           5,185     Series 1992-205, Class A (a).................................     1.44%        05/15/23               5,210
         171,991     Series 1992-1206, Class IB (a)...............................     1.82%        03/15/22             174,471
          38,928     Series 1993-1498, Class I (a)................................     2.14%        04/15/23              39,810
          31,177     Series 1993-1552, Class I (a)................................     1.77%        08/15/23              31,095
           5,297     Series 1993-1577, Class PK...................................     6.50%        09/15/23               5,701
         295,823     Series 1993-1579, Class PM...................................     6.70%        09/15/23             327,870
         220,581     Series 1993-1630, Class PK...................................     6.00%        11/15/23             239,306
          25,232     Series 1993-1643, Class PK...................................     6.50%        12/15/23              27,297
           3,498     Series 1998-2089, Class PJ, IO...............................     7.00%        10/15/28                 423
          18,285     Series 1998-2102, Class Z....................................     6.00%        12/15/28              20,465
          84,524     Series 2002-48, Class 1A (a).................................     5.20%        07/25/33              93,156
         163,638     Series 2002-2405, Class BF...................................     7.00%        03/25/24             180,535
         150,747     Series 2002-2410, Class OG...................................     6.38%        02/15/32             187,245
         241,551     Series 2002-2427, Class GE...................................     6.00%        03/15/32             275,452
         511,972     Series 2002-2437, Class SA, IO (a)...........................     6.91%        01/15/29              98,023
           3,368     Series 2002-2519, Class AH...................................     5.00%        11/15/17               3,386
         255,108     Series 2003-225, Class PO, PO, STRIPS........................      (b)         11/15/33             204,730
          78,860     Series 2003-2557, Class HL...................................     5.30%        01/15/33              86,930
         258,546     Series 2003-2564, Class AC...................................     5.50%        02/15/33             290,614
         666,370     Series 2003-2574, Class PE...................................     5.50%        02/15/33             747,135
       1,588,000     Series 2003-2581, Class LL...................................     5.25%        03/15/33           1,760,896
             706     Series 2003-2586, Class ND...................................     4.50%        03/15/18                 713
       1,424,000     Series 2003-2613, Class LL...................................     5.00%        05/15/33           1,586,202
         199,417     Series 2003-2626, Class ZW...................................     5.00%        06/15/33             224,861
         295,138     Series 2003-2626, Class ZX...................................     5.00%        06/15/33             340,645
         229,311     Series 2003-2649, Class KA...................................     4.50%        07/15/18             231,998
          37,517     Series 2003-2669, Class LL...................................     5.50%        08/15/33              42,125
          24,431     Series 2003-58, Class 2A.....................................     6.50%        09/25/43              28,420
         253,761     Series 2004-2785, Class NC...................................     4.00%        04/15/19             261,655
         727,246     Series 2004-2793, Class PE...................................     5.00%        05/15/34             798,905
       1,623,518     Series 2004-2801, Class SE, IO (a)...........................     6.06%        07/15/32             384,574
          50,868     Series 2004-2863, Class PO, PO...............................      (b)         10/15/31              49,142
         329,714     Series 2004-2890, Class ZA...................................     5.00%        11/15/34             362,429
         588,517     Series 2004-2907, Class DZ...................................     4.00%        12/15/34             608,368
         227,335     Series 2005-232, Class IO, IO, STRIPS........................     5.00%        08/01/35              41,216
         983,528     Series 2005-234, Class IO, IO, STRIPS........................     4.50%        10/01/35             187,329
         274,000     Series 2005-2973, Class GE...................................     5.50%        05/15/35             331,855
         280,617     Series 2005-3031, Class BI, IO (a)...........................     5.70%        08/15/35              62,678
          16,839     Series 2005-3074, Class ZH...................................     5.50%        11/15/35              22,337
         180,054     Series 2005-3077, Class TO, PO...............................      (b)         04/15/35             164,293


                        See Notes to Financial Statements                Page 7

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        208,772     Series 2006-72, Class A1 (a).................................     1.19%        03/25/36     $       206,315
         143,663     Series 2006-237, Class PO, PO, STRIPS........................      (b)         05/15/36             126,915
         811,144     Series 2006-238, Class 8, IO, STRIPS.........................     5.00%        04/15/36             153,908
         668,178     Series 2006-243, Class 11, IO, STRIPS (a)....................     7.29%        08/15/36             188,140
          80,859     Series 2006-3100, Class PO, PO...............................      (b)         01/15/36              72,281
         419,771     Series 2006-3114, Class GI, IO (a)...........................     5.61%        02/15/36              92,031
         185,761     Series 2006-3117, Class EO, PO...............................      (b)         02/15/36             164,515
          18,354     Series 2006-3117, Class OK, PO...............................      (b)         02/15/36              15,581
          27,587     Series 2006-3117, Class ZU...................................     6.00%        02/15/36              31,735
          22,354     Series 2006-3122, Class OH, PO...............................      (b)         03/15/36              20,322
           7,765     Series 2006-3122, Class ZW...................................     6.00%        03/15/36               9,010
           8,671     Series 2006-3134, Class PO, PO...............................      (b)         03/15/36               7,840
          19,413     Series 2006-3138, Class PO, PO...............................      (b)         04/15/36              17,201
          65,104     Series 2006-3150, Class DZ...................................     5.50%        05/15/36              72,399
         477,728     Series 2006-3152, Class MO, PO...............................      (b)         03/15/36             422,679
          55,313     Series 2006-3178, Class BO, PO...............................      (b)         06/15/36              47,753
         245,358     Series 2006-3200, Class PO, PO...............................      (b)         08/15/36             218,185
         157,643     Series 2007-3267, Class ZB...................................     6.00%        01/15/37             183,800
          96,369     Series 2007-3274, Class B....................................     6.00%        02/15/37             102,431
         157,406     Series 2007-3314, Class OW, PO...............................      (b)         05/15/37             140,015
              58     Series 2007-3317, Class PG...................................     5.00%        04/15/36                  58
          34,513     Series 2007-3340, Class PF (a)...............................     1.29%        07/15/37              34,372
          48,106     Series 2007-3349, Class DP...................................     6.00%        09/15/36              49,218
          94,982     Series 2007-3349, Class MY...................................     5.50%        07/15/37             106,371
          60,832     Series 2007-3373, Class TO, PO...............................      (b)         04/15/37              56,311
         260,428     Series 2007-3380, Class FS (a)...............................     1.34%        11/15/36             256,705
         235,754     Series 2007-3403, Class OB, PO...............................      (b)         12/15/37             215,339
         437,675     Series 2008-3420, Class AZ...................................     5.50%        02/15/38             500,078
         430,672     Series 2008-3448, Class SA, IO (a)...........................     5.06%        05/15/38              48,809
          73,384     Series 2009-3523, Class SD (a)...............................     6.93%        06/15/36             101,381
         556,450     Series 2009-3542, Class ZP...................................     5.00%        06/15/39             647,615
         120,000     Series 2009-3550, Class LL...................................     4.50%        07/15/39             135,500
         439,800     Series 2009-3563, Class ZP...................................     5.00%        08/15/39             516,590
         635,309     Series 2009-3571, Class SB, IO (a)...........................     5.11%        09/15/34              52,670
       3,222,603     Series 2009-3572, Class JS, IO (a)...........................     5.81%        09/15/39             458,121
         135,162     Series 2009-3607, Class BO, PO...............................      (b)         04/15/36             123,578
         427,447     Series 2009-3607, Class OP, PO...............................      (b)         07/15/37             366,215
          80,122     Series 2009-3611, Class PO, PO...............................      (b)         07/15/34              70,570
         400,000     Series 2010-3622, Class PB...................................     5.00%        01/15/40             455,734
       2,843,616     Series 2010-3632, Class PA...................................     4.50%        05/15/37           2,901,748
         150,455     Series 2010-3637, Class LJ...................................     3.50%        02/15/25             153,230
          87,000     Series 2010-3645, Class WD...................................     4.50%        02/15/40              95,534
         229,130     Series 2010-3664, Class BA...................................     4.00%        03/15/38             233,373
         661,000     Series 2010-3667, Class PL...................................     5.00%        05/15/40             734,575
       2,401,641     Series 2010-3688, Class HI, IO...............................     5.00%        11/15/21             136,683
          42,336     Series 2010-3699, Class FD (a)...............................     1.59%        07/15/40              42,460
          92,181     Series 2010-3699, Class QI, IO...............................     5.50%        02/15/39               3,487
         400,000     Series 2010-3714, Class PB...................................     4.75%        08/15/40             456,373
          12,015     Series 2010-3716, Class PC...................................     2.50%        04/15/38              12,187
       3,615,999     Series 2010-3722, Class AI, IO...............................     3.50%        09/15/20             123,121
       2,511,160     Series 2010-3726, Class ND...................................     3.50%        06/15/39           2,556,529
         282,928     Series 2010-3735, Class JI, IO...............................     4.50%        10/15/30              42,322


Page 8                  See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        231,490     Series 2010-3739, Class MB...................................     4.00%        06/15/37     $       240,074
         514,152     Series 2010-3740, Class SC, IO (a)...........................     5.01%        10/15/40              74,870
       1,552,918     Series 2010-3751, Class MC...................................     4.00%        07/15/37           1,564,392
          31,954     Series 2010-3752, Class KF (a)...............................     1.49%        12/15/37              32,097
       3,925,042     Series 2010-3755, Class AI, IO...............................     3.50%        11/15/20             167,818
       2,654,953     Series 2010-3764, Class QA...................................     4.00%        10/15/29           2,742,130
          66,453     Series 2010-3770, Class GZ...................................     4.50%        10/15/40              78,228
       1,316,363     Series 2010-3775, Class LI, IO...............................     3.50%        12/15/20              56,549
         312,000     Series 2010-3780, Class AV...................................     4.00%        04/15/31             336,178
         113,774     Series 2011-3785, Class LS (a)...............................     7.91%        01/15/41             130,939
         894,871     Series 2011-3793, Class HA...................................     3.50%        02/15/25             911,740
          30,550     Series 2011-3795, Class ED...................................     3.00%        10/15/39              31,215
         600,000     Series 2011-3796, Class PB...................................     5.00%        01/15/41             696,650
         369,455     Series 2011-3804, Class DA...................................     3.50%        04/15/28             374,511
       2,242,719     Series 2011-3808, Class BQ...................................     5.50%        08/15/25           2,308,534
          17,648     Series 2011-3812, Class BE...................................     2.75%        09/15/18              17,756
         797,966     Series 2011-3816, Class D....................................     3.50%        08/15/28             811,410
         434,439     Series 2011-3819, Class ZQ...................................     6.00%        04/15/36             491,180
          11,336     Series 2011-3820, Class DA...................................     4.00%        11/15/35              11,612
         657,130     Series 2011-3820, Class GZ...................................     5.00%        03/15/41             766,126
         300,000     Series 2011-3820, Class NC...................................     4.50%        03/15/41             333,913
          15,842     Series 2011-3824, Class FA (a)...............................     1.14%        03/15/26              15,830
       1,225,889     Series 2011-3827, Class BM...................................     5.50%        08/15/39           1,306,129
         104,489     Series 2011-3828, Class SY (a)...............................    10.22%        02/15/41             131,881
         674,509     Series 2011-3841, Class JZ...................................     5.00%        04/15/41             758,202
          54,597     Series 2011-3842, Class BS (a)...............................    17.84%        04/15/41              96,224
         300,000     Series 2011-3844, Class PC...................................     5.00%        04/15/41             343,665
         658,276     Series 2011-3860, Class PZ...................................     5.00%        05/15/41             776,144
          96,627     Series 2011-3862, Class TO, PO...............................      (b)         05/15/41              88,270
          43,796     Series 2011-3864, Class FW (a)...............................     1.39%        02/15/41              43,979
         217,950     Series 2011-3870, Class PE...................................     2.50%        07/15/40             218,803
         525,000     Series 2011-3890, Class ME...................................     5.00%        07/15/41             620,557
         442,258     Series 2011-3901, Class CD...................................     2.00%        10/15/18             442,858
         174,389     Series 2011-3902, Class MA...................................     4.50%        07/15/39             179,754
       1,156,525     Series 2011-3925, Class ZD...................................     4.50%        09/15/41           1,324,088
       3,466,324     Series 2011-3926, Class SH, IO (a)...........................     5.56%        05/15/40             372,765
       2,500,122     Series 2011-3935, Class LI, IO...............................     3.00%        10/15/21             104,458
       6,923,631     Series 2011-3956, Class KI, IO...............................     3.00%        11/15/21             310,792
       2,591,369     Series 2011-3968, Class AI, IO...............................     3.00%        12/15/21             117,780
       1,480,308     Series 2012-267, Class S5, IO, STRIPS (a)....................     5.01%        08/15/42             313,338
         188,201     Series 2012-278, Class F1, STRIPS (a)........................     1.44%        09/15/42             189,350
       5,926,729     Series 2012-3994, Class AI, IO...............................     3.00%        02/15/22             266,677
         753,489     Series 2012-3999, Class WA (a)...............................     5.47%        08/15/40             836,539
       1,678,000     Series 2012-4000, Class PY...................................     4.50%        02/15/42           1,899,026
          59,000     Series 2012-4012, Class GC...................................     3.50%        06/15/40              60,906
          39,704     Series 2012-4015, Class KB...................................     1.75%        05/15/41              35,362
       1,896,401     Series 2012-4021, Class IP, IO...............................     3.00%        03/15/27             170,793
         898,942     Series 2012-4026, Class GZ...................................     4.50%        04/15/42           1,034,457
       3,306,393     Series 2012-4030, Class IL, IO...............................     3.50%        04/15/27             367,117
         241,132     Series 2012-4038, Class CS (a)...............................     9.05%        04/15/42             274,714
       6,275,480     Series 2012-4054, Class AI, IO...............................     3.00%        04/15/27             552,200


                        See Notes to Financial Statements                 Page 9

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         21,264     Series 2012-4076, Class QB...................................     1.75%        11/15/41     $        20,798
         524,615     Series 2012-4090, Class YZ...................................     4.50%        08/15/42             597,015
         101,647     Series 2012-4097, Class ES, IO (a)...........................     5.11%        08/15/42              18,750
         747,000     Series 2012-4098, Class PE...................................     4.00%        08/15/42             790,648
       1,077,006     Series 2012-4103, Class HI, IO...............................     3.00%        09/15/27             107,414
         107,776     Series 2012-4116, Class AS, IO (a)...........................     5.16%        10/15/42              22,447
       5,133,381     Series 2012-4132, Class AI, IO...............................     4.00%        10/15/42           1,067,660
       1,348,220     Series 2012-4136, Class TU, IO (a)...........................     4.50%        08/15/42             248,679
       1,293,328     Series 2012-4145, Class YI, IO...............................     3.00%        12/15/27             111,688
       1,122,322     Series 2013-299, Class S1, IO, STRIPS (a)....................     5.01%        01/15/43             224,961
       1,501,648     Series 2013-304, Class C37, IO, STRIPS.......................     3.50%        12/15/27             141,519
       7,578,227     Series 2013-304, Class C40, IO, STRIPS.......................     3.50%        09/15/26             683,205
         702,650     Series 2013-4177, Class GL...................................     3.00%        03/15/33             702,198
         826,035     Series 2013-4193, Class PB...................................     4.00%        04/15/43             886,921
         500,000     Series 2013-4211, Class PB...................................     3.00%        05/15/43             480,146
       1,515,041     Series 2013-4213, Class MZ...................................     4.00%        06/15/43           1,632,916
         375,274     Series 2013-4239, Class IO, IO...............................     3.50%        06/15/27              39,873
       1,450,000     Series 2013-4247, Class AY...................................     4.50%        09/15/43           1,625,596
         114,436     Series 2013-4261, Class GS (a)...............................     8.25%        01/15/41             121,816
         949,237     Series 2013-4278, Class HI, IO...............................     4.00%        12/15/28              96,094
         772,539     Series 2014-326, Class S2, IO, STRIPS (a)....................     4.96%        03/15/44             160,657
         235,450     Series 2014-4316, Class XZ...................................     4.50%        03/15/44             269,760
       6,965,458     Series 2014-4318, Class CI, IO...............................     4.00%        03/15/22             356,761
         341,537     Series 2014-4352, Class ZX...................................     4.00%        04/15/44             366,690
      12,767,915     Series 2014-4387, Class IE, IO...............................     2.50%        11/15/28           1,099,203
         312,283     Series 2015-4520, Class AI, IO...............................     3.50%        10/15/35              50,464
         509,595     Series 2015-4522, Class JZ...................................     2.00%        01/15/45             479,223
         224,332     Series 2016-4546, Class PZ...................................     4.00%        12/15/45             228,532
         379,738     Series 2016-4546, Class ZT...................................     4.00%        01/15/46             384,795
         116,563     Series 2016-4568, Class MZ...................................     4.00%        04/15/46             115,637
       4,435,205     Series 2016-4591, Class GI, IO...............................     4.00%        12/15/44             855,378
         771,702     Series 2016-4600, Class WT...................................     3.50%        07/15/36             790,193
       2,836,624     Series 2016-4609, Class YI, IO...............................     4.00%        04/15/54             341,338
         891,354     Series 2016-4613, Class AF (a)...............................     2.09%        11/15/37             903,582
       1,462,504     Series 2016-4615, Class GT (a)...............................     4.00%        10/15/42           1,386,594
       1,173,000     Series 2017-4650, Class JH...................................     3.00%        01/15/47           1,062,593
                  Federal National Mortgage Association
          52,804     Series 1989-81, Class G......................................     9.00%        11/25/19              55,109
             322     Series 1990-11, Class G......................................     6.50%        02/25/20                 333
          19,608     Series 1990-13, Class E......................................     9.00%        02/25/20              20,947
          72,722     Series 1990-79, Class J......................................     9.00%        07/25/20              77,604
          44,150     Series 1990-98, Class J......................................     9.00%        08/25/20              47,099
           1,285     Series 1990-108, Class G.....................................     7.00%        09/25/20               1,363
           1,745     Series 1990-109, Class J.....................................     7.00%        09/25/20               1,845
          25,784     Series 1990-112, Class G.....................................     8.50%        09/25/20              27,267
          89,745     Series 1991-30, Class PN.....................................     9.00%        10/25/21              94,450
             133     Series 1992-44, Class ZQ.....................................     8.00%        07/25/22                 145
          13,249     Series 1992-185, Class ZB....................................     7.00%        10/25/22              14,352
           1,456     Series 1993-3, Class K.......................................     7.00%        02/25/23               1,583
          31,575     Series 1993-39, Class Z......................................     7.50%        04/25/23              34,896
           3,538     Series 1993-46, Class FH (a).................................     2.04%        04/25/23               3,490


Page 10                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        101,032     Series 1993-214, Class 2, IO, STRIPS.........................     7.50%        03/25/23     $        14,736
         801,042     Series 1993-222, Class 2, IO, STRIPS.........................     7.00%        06/25/23             114,494
          46,765     Series 1993-230, Class FA (a)................................     1.59%        12/25/23              46,892
             574     Series 1994-24, Class H, PO..................................      (b)         11/25/23                 546
         102,401     Series 1996-51, Class AY, IO.................................     7.00%        12/18/26              21,571
         126,888     Series 1997-10, Class SA, IO (a).............................     7.91%        03/18/27              26,460
          57,233     Series 1998-37, Class VZ.....................................     6.00%        06/17/28              62,063
             401     Series 1999-49, Class SC, IO (a).............................     6.91%        10/25/17                   2
       1,342,802     Series 2000-45, Class SD, IO (a).............................     6.96%        12/18/30             235,946
          13,883     Series 2001-8, Class SE, IO (a)..............................     7.61%        02/17/31                 970
         375,663     Series 2001-34, Class SR, IO (a).............................     7.11%        08/18/31              48,961
           5,210     Series 2001-42, Class SB (a).................................     8.50%        09/25/31               6,412
          32,459     Series 2001-46, Class F (a)..................................     1.39%        09/18/31              32,600
          16,803     Series 2001-314, Class 1, PO, STRIPS.........................      (b)         07/25/31              15,140
           5,301     Series 2002-22, Class G......................................     6.50%        04/25/32               5,849
         201,467     Series 2002-30, Class Z......................................     6.00%        05/25/32             229,716
             236     Series 2002-74, Class LE.....................................     5.00%        11/25/17                 237
         205,190     Series 2002-320, Class 2, IO, STRIPS.........................     7.00%        04/25/32              56,321
         214,693     Series 2002-323, Class 6, IO, STRIPS.........................     6.00%        01/25/32              41,296
         589,107     Series 2002-324, Class 2, IO, STRIPS.........................     6.50%        07/25/32             143,718
         245,870     Series 2002-329, Class 1, PO, STRIPS.........................      (b)         01/25/33             222,611
          64,997     Series 2003-14, Class AT.....................................     4.00%        03/25/33              67,477
          74,207     Series 2003-21, Class OA.....................................     4.00%        03/25/33              77,569
         179,731     Series 2003-32, Class UI, IO.................................     6.00%        05/25/33              46,092
             534     Series 2003-38, Class FA (a).................................     1.36%        03/25/23                 534
         418,833     Series 2003-45, Class JB.....................................     5.50%        06/25/33             471,062
         118,221     Series 2003-52, Class NA.....................................     4.00%        06/25/23             122,661
          78,831     Series 2003-63, Class F1 (a).................................     1.29%        11/25/27              79,273
       2,877,568     Series 2003-63, Class IP, IO.................................     6.00%        07/25/33             670,020
         355,000     Series 2003-71, Class NH.....................................     4.29%        08/25/33             390,967
         138,423     Series 2003-109, Class YB....................................     6.00%        11/25/33             164,757
          48,749     Series 2003-119, Class ME....................................     4.50%        04/25/33              49,492
         768,519     Series 2003-343, Class 2, IO, STRIPS.........................     4.50%        10/25/33             137,362
         114,331     Series 2003-348, Class 17, IO, STRIPS........................     7.50%        12/25/33              27,968
         161,536     Series 2003-348, Class 18, IO, STRIPS (a)....................     7.50%        12/25/33              39,991
         364,487     Series 2003-W1, Class 1A1 (a)................................     5.56%        12/25/42             399,881
         140,459     Series 2003-W3, Class 2A5....................................     5.36%        06/25/42             154,202
         200,045     Series 2003-W6, Class 1A41...................................     5.40%        10/25/42             221,449
          33,679     Series 2003-W10, Class 1A4...................................     4.51%        06/25/43              35,463
         125,686     Series 2003-W12, Class 1A8...................................     4.55%        06/25/43             135,559
         196,169     Series 2004-10, Class ZB.....................................     6.00%        02/25/34             234,090
         362,261     Series 2004-25, Class LC.....................................     5.50%        04/25/34             405,654
         231,353     Series 2004-25, Class UC.....................................     5.50%        04/25/34             260,257
          32,654     Series 2004-28, Class ZH.....................................     5.50%        05/25/34              43,417
          22,397     Series 2004-36, Class TA.....................................     5.50%        08/25/33              23,336
         127,000     Series 2004-60, Class AC.....................................     5.50%        04/25/34             147,882
           1,540     Series 2004-60, Class JB.....................................     5.50%        04/25/34               1,541
          13,950     Series 2004-90, Class LH.....................................     5.00%        04/25/34              14,269
       1,318,909     Series 2004-W4, Class A7.....................................     5.50%        06/25/34           1,427,154
          22,217     Series 2004-W9, Class 1A3....................................     6.05%        02/25/44              25,118
       1,200,000     Series 2004-W10, Class A6....................................     5.75%        08/25/34           1,372,065


                        See Notes to Financial Statements                Page 11

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        910,295     Series 2005-2, Class TB, IO (a)..............................     0.40%        07/25/33     $        13,575
          45,686     Series 2005-29, Class ZT.....................................     5.00%        04/25/35              55,965
         217,443     Series 2005-40, Class SA, IO (a).............................     5.71%        05/25/35              33,957
          95,987     Series 2005-43, Class PB.....................................     5.00%        02/25/34              98,779
         111,871     Series 2005-45, Class SR, IO (a).............................     5.73%        06/25/35              20,008
          48,925     Series 2005-48, Class AR.....................................     5.50%        02/25/35              50,915
          36,025     Series 2005-48, Class MD.....................................     5.00%        04/25/34              36,291
          20,031     Series 2005-67, Class SC (a).................................    12.28%        08/25/35              24,903
          13,933     Series 2005-68, Class BC.....................................     5.25%        06/25/35              14,483
          27,947     Series 2005-70, Class KJ.....................................     5.50%        09/25/34              28,571
         116,726     Series 2005-79, Class NS, IO (a).............................     5.10%        09/25/35              18,635
          26,919     Series 2005-87, Class SC (a).................................    12.18%        10/25/35              37,501
          60,256     Series 2005-90, Class ES (a).................................    14.40%        10/25/35              76,849
          41,796     Series 2005-95, Class WZ.....................................     6.00%        11/25/35              60,241
         120,486     Series 2005-102, Class DS (a)................................    17.08%        11/25/35             172,598
         380,000     Series 2005-104, Class UE....................................     5.50%        12/25/35             440,964
         353,722     Series 2005-359, Class 6, IO, STRIPS.........................     5.00%        11/25/35              71,081
         286,519     Series 2005-362, Class 13, IO, STRIPS........................     6.00%        08/25/35              58,654
          37,910     Series 2005-W1, Class 1A2....................................     6.50%        10/25/44              43,693
         103,362     Series 2006-5, Class 2A2 (a).................................     1.08%        02/25/35             109,879
      83,081,785     Series 2006-5, Class N2, IO (a)..............................     1.97%        02/25/35             804,714
         390,797     Series 2006-8, Class HK, PO..................................      (b)         03/25/36             337,462
         159,524     Series 2006-8, Class WQ, PO..................................      (b)         03/25/36             136,706
         140,968     Series 2006-15, Class IS, IO (a).............................     5.59%        03/25/36              28,348
          61,461     Series 2006-22, Class AO, PO.................................      (b)         04/25/36              53,480
          88,608     Series 2006-27, Class OH, PO.................................      (b)         04/25/36              80,606
          19,316     Series 2006-31, Class PZ.....................................     6.00%        05/25/36              28,073
          69,841     Series 2006-42, Class CF (a).................................     1.44%        06/25/36              70,240
          15,144     Series 2006-44, Class GO, PO.................................      (b)         06/25/36              13,809
          53,311     Series 2006-44, Class P, PO..................................      (b)         12/25/33              48,900
       1,070,948     Series 2006-59, Class SL, IO (a).............................     5.58%        07/25/36             185,715
          62,400     Series 2006-60, Class CO, PO.................................      (b)         06/25/35              61,677
         122,586     Series 2006-60, Class DO, PO.................................      (b)         04/25/35             119,249
          66,394     Series 2006-65, Class QO, PO.................................      (b)         07/25/36              59,132
          72,078     Series 2006-79, Class DO, PO.................................      (b)         08/25/36              65,588
          74,737     Series 2006-81, Class EO, PO.................................      (b)         09/25/36              67,692
         497,427     Series 2006-84, Class PK.....................................     5.50%        02/25/36             515,058
         313,950     Series 2006-85, Class MZ.....................................     6.50%        09/25/36             352,051
         162,988     Series 2006-91, Class PO, PO.................................      (b)         09/25/36             143,176
          74,460     Series 2006-110, Class PO, PO................................      (b)         11/25/36              67,593
         256,866     Series 2006-117, Class GF (a)................................     1.34%        12/25/36             256,211
          63,781     Series 2006-124, Class UO, PO................................      (b)         01/25/37              53,674
           1,525     Series 2006-126, Class DZ....................................     5.50%        01/25/37               1,613
          39,254     Series 2006-377, Class 1, PO, STRIPS.........................      (b)         10/25/36              35,039
         734,653     Series 2006-378, Class 31, IO, STRIPS........................     4.50%        06/25/21              32,748
         313,274     Series 2007-7, Class KA......................................     5.75%        08/25/36             371,625
          61,033     Series 2007-14, Class OP, PO.................................      (b)         03/25/37              55,957
          83,749     Series 2007-25, Class FB (a).................................     1.32%        04/25/37              83,518
       3,003,533     Series 2007-28, Class ZA.....................................     6.00%        04/25/37           3,283,660
          67,122     Series 2007-32, Class KT.....................................     5.50%        04/25/37              75,186
         433,499     Series 2007-60, Class ZS.....................................     4.75%        07/25/37             507,676


Page 12                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         77,781     Series 2007-67, Class SA, IO (a).............................     5.76%        04/25/37     $         3,859
         704,389     Series 2007-116, Class PB....................................     5.50%        08/25/35             787,685
         719,922     Series 2007-117, Class MD....................................     5.50%        07/25/37             761,912
         111,217     Series 2008-3, Class FZ (a)..................................     1.54%        02/25/38             115,300
          15,865     Series 2008-8, Class ZA......................................     5.00%        02/25/38              18,218
          97,956     Series 2008-16, Class AB.....................................     5.50%        12/25/37             103,535
          43,073     Series 2008-17, Class IP, IO.................................     6.50%        02/25/38               7,692
           7,294     Series 2008-51, Class B......................................     4.50%        06/25/23               7,390
          88,126     Series 2009-10, Class AB.....................................     5.00%        03/25/24              91,616
         176,551     Series 2009-14, Class BS, IO (a).............................     5.26%        03/25/24              13,851
         443,178     Series 2009-47, Class PE.....................................     4.00%        07/25/39             462,920
       1,631,071     Series 2009-50, Class GX.....................................     5.00%        07/25/39           1,900,053
         655,845     Series 2009-64, Class ZD.....................................     8.00%        08/25/39             904,560
         102,228     Series 2009-70, Class CO, PO.................................      (b)         01/25/37              89,378
          16,014     Series 2009-81, Class GC.....................................     3.50%        12/25/19              16,158
         674,683     Series 2009-86, Class OT, PO.................................      (b)         10/25/37             584,539
          47,000     Series 2009-92, Class DB.....................................     5.00%        11/25/39              54,395
         142,329     Series 2009-106, Class SN, IO (a)............................     5.26%        01/25/40              24,041
         217,463     Series 2009-109, Class PZ....................................     4.50%        01/25/40             247,075
         167,479     Series 2009-113, Class A.....................................     3.50%        12/25/23             169,940
         224,010     Series 2009-115, Class HZ....................................     5.00%        01/25/40             237,887
       3,082,220     Series 2009-397, Class 2, IO, STRIPS.........................     5.00%        09/25/39             643,406
       1,464,144     Series 2009-398, Class C13, IO, STRIPS.......................     4.00%        06/25/24             123,588
         200,000     Series 2010-2, Class LC......................................     5.00%        02/25/40             226,541
         142,646     Series 2010-3, Class DZ......................................     4.50%        02/25/40             162,502
         215,327     Series 2010-19, Class MI, IO.................................     5.00%        03/25/39               7,211
         515,524     Series 2010-21, Class KO, PO.................................      (b)         03/25/40             463,290
          25,772     Series 2010-49, Class SC (a).................................    10.68%        03/25/40              31,266
         508,288     Series 2010-68, Class BI, IO.................................     5.50%        07/25/50             103,348
         431,603     Series 2010-106, Class BI, IO................................     3.50%        09/25/20              17,633
         252,177     Series 2010-117, Class EO, PO................................      (b)         10/25/40             224,788
           5,925     Series 2010-123, Class HA....................................     2.50%        03/25/24               5,953
         699,155     Series 2010-129, Class SM, IO (a)............................     5.01%        11/25/40             113,957
         673,107     Series 2010-137, Class IM, IO................................     5.00%        10/25/38              52,615
           2,737     Series 2010-145, Class PE....................................     3.25%        10/25/24               2,791
         687,073     Series 2011-9, Class AZ......................................     5.00%        05/25/40             766,964
         507,000     Series 2011-10, Class AY.....................................     6.00%        02/25/41             645,055
          11,333     Series 2011-23, Class AB.....................................     2.75%        06/25/20              11,393
         862,677     Series 2011-30, Class LS, IO (a).............................     1.91%        04/25/41              52,215
       9,580,000     Series 2011-30, Class MD.....................................     4.00%        02/25/39           9,962,483
         101,598     Series 2011-30, Class ZB.....................................     5.00%        04/25/41             118,410
       2,246,165     Series 2011-47, Class AI, IO.................................     5.50%        01/25/40             224,488
         644,769     Series 2011-52, Class GB.....................................     5.00%        06/25/41             713,906
          51,458     Series 2011-60, Class OA, PO.................................      (b)         08/25/39              48,965
       3,366,928     Series 2011-67, Class EI, IO.................................     4.00%        07/25/21             126,416
         299,740     Series 2011-68, Class CA.....................................     2.50%        10/25/24             302,473
          17,632     Series 2011-70, Class CQ.....................................     4.50%        06/25/36              17,709
          83,770     Series 2011-70, Class NK.....................................     3.00%        04/25/37              84,537
         288,471     Series 2011-72, Class TI, IO.................................     4.00%        09/25/40              21,541
       1,045,730     Series 2011-86, Class DI, IO.................................     3.50%        09/25/21              51,721
          51,107     Series 2011-90, Class QI, IO.................................     5.00%        05/25/34               3,812


                        See Notes to Financial Statements                Page 13

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,419,591     Series 2011-103, Class JL....................................     6.50%        11/25/29     $     1,524,309
         750,000     Series 2011-105, Class MB....................................     4.00%        10/25/41             824,194
         132,320     Series 2011-107, Class CA....................................     3.50%        11/25/29             135,017
         827,026     Series 2011-111, Class PZ....................................     4.50%        11/25/41             968,261
         129,429     Series 2011-113, Class GA....................................     2.00%        11/25/21             129,736
      11,962,280     Series 2011-118, Class IC, IO................................     3.50%        11/25/21             604,900
             419     Series 2011-134, Class PA....................................     4.00%        09/25/40                 432
       5,984,196     Series 2011-137, Class AI, IO................................     3.00%        01/25/22             281,263
       6,255,053     Series 2011-141, Class EI, IO................................     3.00%        07/25/21             182,995
       3,181,695     Series 2012-8, Class TI, IO..................................     3.00%        10/25/21             140,428
       1,157,730     Series 2012-14, Class HS, IO (a).............................     5.46%        03/25/42             216,638
         134,429     Series 2012-28, Class PT.....................................     4.00%        03/25/42             141,768
         776,952     Series 2012-39, Class PB.....................................     4.25%        04/25/42             863,523
         105,006     Series 2012-52, Class BZ.....................................     4.00%        05/25/42             115,489
         691,293     Series 2012-66, Class DI, IO.................................     3.50%        06/25/27              77,825
       1,656,918     Series 2012-101, Class AI, IO................................     3.00%        06/25/27             142,421
       1,558,867     Series 2012-114, Class HS, IO (a)............................     5.16%        03/25/40             190,012
      12,412,401     Series 2012-118, Class DI, IO................................     3.50%        01/25/40           1,442,482
         278,846     Series 2012-118, Class IB, IO................................     3.50%        11/25/42              55,957
       1,382,490     Series 2012-122, Class SD, IO (a)............................     5.11%        11/25/42             283,273
         435,138     Series 2012-133, Class KO, PO................................      (b)         12/25/42             219,868
       1,789,666     Series 2012-134, Class GI, IO................................     4.50%        03/25/29             363,096
       1,557,283     Series 2012-149, Class CI, IO................................     3.00%        01/25/28             159,489
         237,442     Series 2012-409, Class C17, IO, STRIPS.......................     4.00%        11/25/41              45,727
       1,658,354     Series 2013-13, Class IK, IO.................................     2.50%        03/25/28             135,135
          43,053     Series 2013-23, Class ZB.....................................     3.00%        03/25/43              45,253
           7,000     Series 2013-35, Class LP.....................................     3.00%        01/25/43               6,947
         750,000     Series 2013-41, Class DB.....................................     3.00%        05/25/43             721,320
       2,875,227     Series 2013-43, Class IX, IO.................................     4.00%        05/25/43             668,748
         112,476     Series 2013-52, Class MD.....................................     1.25%        06/25/43             105,028
       1,767,940     Series 2013-55, Class AI, IO.................................     3.00%        06/25/33             252,520
         112,171     Series 2013-70, Class JZ.....................................     3.00%        07/25/43             106,412
         195,852     Series 2013-106, Class KN....................................     3.00%        10/25/43             184,771
       1,003,000     Series 2013-130, Class QY....................................     4.50%        06/25/41           1,127,345
       7,866,159     Series 2013-417, Class C21, IO, STRIPS.......................     4.00%        12/25/42           1,547,813
         389,584     Series 2014-29, Class GI, IO.................................     3.00%        05/25/29              43,659
       5,194,301     Series 2014-44, Class NI, IO.................................     4.50%        08/25/29             634,862
         601,431     Series 2014-68, Class GI, IO.................................     4.50%        10/25/43              95,377
         483,300     Series 2014-82, Class GZ.....................................     4.00%        12/25/44             502,871
       3,961,290     Series 2014-84, Class LI, IO.................................     3.50%        12/25/26             400,498
         575,000     Series 2015-16, Class MY.....................................     3.50%        04/25/45             562,368
       5,319,427     Series 2015-76, Class BI, IO.................................     4.00%        10/25/39             651,024
      13,107,945     Series 2015-97, Class AI, IO.................................     4.00%        09/25/41           2,195,368
       2,020,582     Series 2016-71, Class NI, IO.................................     3.50%        04/25/46             325,925
         811,108     Series 2016-74, Class HI, IO.................................     3.50%        10/25/46             154,791
                  Government National Mortgage Association
         129,613     Series 1999-30, Class S, IO (a)..............................     7.61%        08/16/29              27,025
         871,200     Series 2001-22, Class SE, IO (a).............................     0.65%        05/16/31              17,902
          58,124     Series 2001-60, Class PZ.....................................     6.00%        12/20/31              68,090
         183,961     Series 2001-65, Class SH, IO (a).............................     6.61%        12/16/31              39,385
         446,401     Series 2002-7, Class ST, IO (a)..............................     6.51%        08/17/27              82,717


Page 14                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$      1,014,751     Series 2002-11, Class SQ, IO (a).............................     1.00%        02/20/32     $        41,353
         416,096     Series 2002-20, Class LS, IO (a).............................     1.20%        03/20/32              20,076
          86,876     Series 2002-20, Class PM.....................................     4.50%        03/20/32              94,216
         136,081     Series 2002-24, Class AG, IO (a).............................     6.96%        04/16/32              25,602
         411,120     Series 2002-45, Class SV, IO (a).............................     7.11%        06/16/32              85,929
         141,475     Series 2002-72, Class ZB.....................................     6.00%        10/20/32             186,735
         259,353     Series 2003-4, Class MZ......................................     5.50%        01/20/33             283,004
         837,351     Series 2003-11, Class SM, IO (a).............................     6.71%        02/16/33             181,010
         514,789     Series 2003-18, Class PG.....................................     5.50%        03/20/33             582,169
       1,116,199     Series 2003-35, Class TZ.....................................     5.75%        04/16/33           1,458,501
         455,729     Series 2003-42, Class SA, IO (a).............................     5.61%        07/16/31              67,093
       1,753,678     Series 2003-42, Class SH, IO (a).............................     5.56%        05/20/33             318,343
          95,697     Series 2003-62, Class MZ.....................................     5.50%        07/20/33             119,922
         549,104     Series 2003-84, Class Z......................................     5.50%        10/20/33             618,626
         112,396     Series 2004-37, Class B......................................     6.00%        04/17/34             128,137
          62,513     Series 2004-49, Class MZ.....................................     6.00%        06/20/34              78,820
           1,531     Series 2004-53, Class GE.....................................     5.00%        08/20/32               1,534
         114,562     Series 2004-68, Class ZC.....................................     6.00%        08/20/34             129,711
         154,553     Series 2004-71, Class ST (a).................................     7.00%        09/20/34             170,016
         567,302     Series 2004-88, Class SM, IO (a).............................     5.11%        10/16/34              84,003
         346,483     Series 2004-92, Class BZ.....................................     5.50%        11/16/34             416,244
         185,037     Series 2004-105, Class JZ....................................     5.00%        12/20/34             220,765
          47,049     Series 2004-105, Class KA....................................     5.00%        12/16/34              52,342
         184,269     Series 2005-3, Class JZ......................................     5.00%        01/16/35             192,992
         184,269     Series 2005-3, Class KZ......................................     5.00%        01/16/35             210,196
          34,855     Series 2005-7, Class AJ (a)..................................    18.02%        02/16/35              48,757
          11,298     Series 2005-33, Class AY.....................................     5.50%        04/16/35              12,810
          51,718     Series 2005-41, Class PA.....................................     4.00%        05/20/35              55,297
         765,321     Series 2005-44, Class IO, IO.................................     5.50%        07/20/35             167,357
         622,552     Series 2005-93, Class PO, PO.................................      (b)         06/20/35             571,537
         500,000     Series 2006-38, Class OH.....................................     6.50%        08/20/36             606,117
         131,165     Series 2006-61, Class ZA.....................................     5.00%        11/20/36             160,360
         331,421     Series 2007-16, Class OZ.....................................     6.00%        04/20/37             487,646
         342,277     Series 2007-27, Class SD, IO (a).............................     5.21%        05/20/37              53,822
         281,372     Series 2007-41, Class OL, PO.................................      (b)         07/20/37             255,315
         331,359     Series 2007-42, Class SB, IO (a).............................     5.76%        07/20/37              55,592
         157,564     Series 2007-68, Class NA.....................................     5.00%        11/20/37             174,142
         139,422     Series 2007-81, Class FZ (a).................................     1.34%        12/20/37             138,850
         514,020     Series 2008-6, Class CK......................................     4.25%        10/20/37             525,942
         257,601     Series 2008-16, Class PO, PO.................................      (b)         02/20/38             222,438
          43,480     Series 2008-29, Class PO, PO.................................      (b)         02/17/33              41,602
         232,286     Series 2008-33, Class XS, IO (a).............................     6.71%        04/16/38              44,421
         425,450     Series 2008-47, Class MI, IO.................................     6.00%        10/16/37              25,403
         321,113     Series 2008-50, Class NA.....................................     5.50%        03/16/37             332,885
          42,000     Series 2008-54, Class PE.....................................     5.00%        06/20/38              47,006
               1     Series 2008-85, Class HP.....................................     4.00%        04/20/38                   1
         826,782     Series 2009-14, Class KF (a).................................     1.69%        03/20/39             842,196
         248,034     Series 2009-14, Class KI, IO.................................     6.50%        03/20/39              55,003
         108,515     Series 2009-14, Class KS, IO (a).............................     5.31%        03/20/39              15,362
         263,053     Series 2009-25, Class SE, IO (a).............................     6.61%        09/20/38              49,748
       1,417,003     Series 2009-29, Class PC.....................................     7.00%        05/20/39           1,979,922


                        See Notes to Financial Statements                Page 15

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        309,080     Series 2009-32, Class SZ.....................................     5.50%        05/16/39     $       412,917
       2,300,447     Series 2009-57, Class VB.....................................     5.00%        06/16/39           2,627,119
         187,832     Series 2009-61, Class PZ.....................................     7.50%        08/20/39             288,965
          96,366     Series 2009-65, Class GL.....................................     4.50%        05/20/38              98,658
         791,130     Series 2009-69, Class ZB.....................................     6.00%        08/20/39             998,243
       1,590,689     Series 2009-72, Class SM, IO (a).............................     5.26%        08/16/39             257,738
         202,957     Series 2009-79, Class OK, PO.................................      (b)         11/16/37             186,355
         109,158     Series 2009-81, Class TZ.....................................     5.50%        09/20/39             153,177
         638,337     Series 2009-93, Class WG.....................................     4.00%        09/20/38             656,997
          39,000     Series 2009-94, Class AL.....................................     5.00%        10/20/39              45,299
         183,278     Series 2009-106, Class DZ....................................     5.50%        11/20/39             231,866
          37,557     Series 2009-106, Class WZ....................................     5.50%        11/16/39              52,159
          56,048     Series 2009-113, Class MJ....................................     4.00%        03/16/23              56,098
       1,396,970     Series 2009-116, Class MS, IO (a)............................     5.51%        11/16/38              92,790
          42,489     Series 2009-118, Class KP....................................     4.50%        05/20/38              44,148
          66,641     Series 2010-2, Class QM......................................     4.50%        10/20/37              68,293
         257,081     Series 2010-4, Class SL, IO (a)..............................     5.41%        01/16/40              46,801
          52,000     Series 2010-4, Class WA......................................     3.00%        01/16/40              53,328
         600,582     Series 2010-7, Class BC......................................     4.00%        09/16/24             622,790
          38,270     Series 2010-14, Class AO, PO.................................      (b)         12/20/32              36,520
         191,008     Series 2010-29, Class CB.....................................     5.00%        12/20/38             197,451
         124,657     Series 2010-44, Class BE.....................................     3.00%        04/20/38             126,267
         808,703     Series 2010-50, Class WI, IO.................................     4.50%        10/20/37              14,922
           5,740     Series 2010-85, Class EA.....................................     4.00%        12/16/24               5,811
          63,184     Series 2010-109, Class MH....................................     3.00%        10/20/37              63,579
          67,951     Series 2010-111, Class BG....................................     2.00%        05/16/35              68,034
          67,000     Series 2010-116, Class BM....................................     4.50%        09/16/40              76,175
         308,114     Series 2010-119, Class PD....................................     3.50%        01/20/38             310,543
         308,024     Series 2010-138, Class PD....................................     3.50%        08/20/38             316,521
       1,153,763     Series 2010-157, Class OP, PO................................      (b)         12/20/40             962,758
         147,266     Series 2010-162, Class PQ....................................     4.50%        06/16/39             152,111
         833,875     Series 2010-166, Class DI, IO................................     4.50%        02/20/39             106,714
         105,178     Series 2011-4, Class PZ......................................     5.00%        01/20/41             123,037
         393,462     Series 2011-21, Class QE.....................................     4.75%        05/20/38             402,747
         771,202     Series 2011-35, Class BP.....................................     4.50%        03/16/41             875,802
         404,705     Series 2011-50, Class PZ.....................................     5.00%        04/20/41             497,819
          92,509     Series 2011-59, Class JA.....................................     4.00%        11/20/38              93,739
         335,027     Series 2011-63, Class BI, IO.................................     6.00%        02/20/38              51,341
       1,141,859     Series 2011-69, Class HC.....................................     2.25%        05/20/38           1,149,096
       1,394,781     Series 2011-71, Class ZC.....................................     5.50%        07/16/34           1,574,637
       6,109,571     Series 2011-81, Class IC, IO (a).............................     0.62%        07/20/35             122,909
          25,782     Series 2011-88, Class DI, IO.................................     4.50%        12/20/37                  36
       2,464,516     Series 2011-112, Class IP, IO ...............................     0.50%        08/16/26              31,485
         239,265     Series 2011-129, Class CL....................................     5.00%        03/20/41             276,482
         555,586     Series 2011-146, Class EI, IO................................     5.00%        11/16/41             127,015
         133,936     Series 2011-151, Class TB, IO (a)............................     3.50%        04/20/41              18,316
       5,218,230     Series 2012-10, Class LI, IO.................................     3.50%        07/20/40             507,489
         481,697     Series 2012-16, Class AG.....................................     2.50%        10/20/38             486,161
       7,254,831     Series 2012-18, Class IA, IO (a).............................     0.58%        07/20/39             161,407
         251,623     Series 2012-108, Class KB....................................     2.75%        09/16/42             225,284
      11,864,352     Series 2012-143, Class IB, IO................................     3.50%        12/20/39             934,729


Page 16                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        238,276     Series 2013-5, Class IA, IO..................................     3.50%        10/16/42     $        30,300
         284,286     Series 2013-20, Class KI, IO.................................     5.00%        01/20/43              51,903
       5,062,361     Series 2013-53, Class OI, IO.................................     3.50%        04/20/43             784,859
         267,327     Series 2013-69, Class AI, IO.................................     3.50%        05/20/43              50,745
         725,038     Series 2013-69, Class PI, IO.................................     5.00%        05/20/43             128,948
         953,680     Series 2013-70, Class PM.....................................     2.50%        05/20/43             835,724
           8,000     Series 2013-117, Class VB....................................     3.50%        02/20/32               8,334
       3,108,286     Series 2013-130, Class WS, IO (a)............................     5.11%        09/20/43             502,816
         688,000     Series 2013-183, Class PB....................................     4.50%        12/20/43             736,952
         142,420     Series 2013-188, Class CF (a)................................     1.44%        03/20/43             142,822
         113,790     Series 2014-91, Class JI, IO.................................     4.50%        01/20/40              17,586
         429,705     Series 2014-99, Class HI, IO.................................     4.50%        06/20/44              90,063
         415,724     Series 2015-3, Class ZD......................................     4.00%        01/20/45             453,334
         117,570     Series 2015-95, Class IK, IO (a).............................     1.06%        05/16/37               4,937
         364,819     Series 2015-137, Class WA (a)................................     5.47%        01/20/38             409,712
       1,855,446     Series 2015-138, Class MI, IO................................     4.50%        08/20/44             276,624
         633,825     Series 2015-151, Class KW (a)................................     6.05%        04/20/34             692,526
         165,692     Series 2016-16, Class KZ.....................................     3.00%        02/16/46             148,752
       2,544,125     Series 2016-75, Class SA, IO (a).............................     5.01%        05/20/40             383,751
       7,024,159     Series 2016-89, Class HI, IO.................................     3.50%        07/20/46           1,225,820
       1,054,192     Series 2016-99, Class JA (a).................................     5.53%        11/20/45           1,182,456
         850,589     Series 2016-109, Class ZM....................................     3.50%        08/20/36             864,984
       2,173,896     Series 2016-118, Class GI, IO................................     4.50%        02/16/40             442,159
         464,000     Series 2016-141, Class PC....................................     5.00%        10/20/46             550,755
         279,150     Series 2016-145, Class LZ....................................     3.00%        10/20/46             230,360
         303,000     Series 2016-160, Class LE....................................     2.50%        11/20/46             246,908
         749,996     Series 2017-17, Class KZ.....................................     4.50%        02/20/47             864,114
                  Vendee Mortgage Trust
         101,064     Series 2010-1, Class DA......................................     4.25%        02/15/35             104,011
                                                                                                                 ---------------
                                                                                                                     169,885,442
                                                                                                                 ---------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.2%
                  Fannie Mae - Aces
          50,000     Series 2013-M6, Class 1AC (a)................................     3.86%        02/25/43              52,140
                  Government National Mortgage Association
         484,154     Series 2013-32, Class A......................................     1.90%        06/16/36             482,992
         532,000     Series 2013-57, Class D (a)..................................     2.35%        06/16/46             469,072
         100,000     Series 2013-74, Class AG (a).................................     2.80%        12/16/53              88,484
          28,618     Series 2013-194, Class AE (a)................................     2.75%        11/16/44              28,633
                                                                                                                 ---------------
                                                                                                                       1,121,321
                                                                                                                 ---------------
                  PASS-THROUGH SECURITIES -- 43.5%
                  Federal Home Loan Mortgage Corporation
          43,761     Pool A19763..................................................     5.00%        04/01/34              48,875
         107,773     Pool A47333..................................................     5.00%        10/01/35             118,882
       1,049,605     Pool A47828..................................................     3.50%        08/01/35           1,089,282
         470,899     Pool A47829..................................................     4.00%        08/01/35             497,760
         628,440     Pool A47937..................................................     5.50%        08/01/35             702,586
         148,458     Pool A54675..................................................     5.50%        01/01/36             167,640
         356,803     Pool A65324..................................................     5.50%        09/01/37             402,712
         141,897     Pool A86143..................................................     5.00%        05/01/39             156,065
          48,148     Pool A90319..................................................     5.00%        12/01/39              53,191


                        See Notes to Financial Statements                Page 17

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         18,830     Pool A93093..................................................     4.50%        07/01/40     $        20,446
         146,372     Pool A94843..................................................     4.00%        11/01/40             156,099
         577,863     Pool A95441..................................................     4.00%        12/01/40             614,867
         101,356     Pool A96380..................................................     4.00%        01/01/41             107,393
         347,590     Pool A97294..................................................     4.00%        02/01/41             367,584
           9,503     Pool C01310..................................................     6.50%        03/01/32              10,698
          29,811     Pool C01444..................................................     6.00%        01/01/33              34,054
          30,947     Pool C01574..................................................     5.00%        06/01/33              34,136
          28,609     Pool C01848..................................................     6.00%        06/01/34              32,599
          34,010     Pool C03458..................................................     5.00%        02/01/40              37,203
          94,253     Pool C03949..................................................     3.50%        05/01/42              97,466
         138,404     Pool C04269..................................................     3.00%        10/01/42             139,050
         378,874     Pool C91353..................................................     3.50%        01/01/31             392,676
          58,557     Pool C91482..................................................     3.50%        07/01/32              61,381
          84,358     Pool E01377..................................................     4.50%        05/01/18              86,639
          73,684     Pool E02883..................................................     4.00%        04/01/26              77,546
          92,726     Pool E99030..................................................     4.50%        09/01/18              95,234
           8,600     Pool G01443..................................................     6.50%        08/01/32               9,815
          77,752     Pool G01737..................................................     5.00%        12/01/34              85,786
          20,957     Pool G01829..................................................     6.00%        03/01/35              23,756
          55,947     Pool G01840..................................................     5.00%        07/01/35              61,735
         665,178     Pool G02017..................................................     5.00%        12/01/35             743,322
         151,940     Pool G03072..................................................     5.00%        11/01/36             166,904
          52,186     Pool G03941..................................................     6.00%        02/01/38              59,227
          43,182     Pool G04452..................................................     6.00%        07/01/38              49,805
         698,578     Pool G04593..................................................     5.50%        01/01/37             777,993
          49,371     Pool G04632..................................................     5.00%        11/01/36              54,240
         329,959     Pool G04814..................................................     5.50%        10/01/38             366,433
          74,663     Pool G04913..................................................     5.00%        03/01/38              82,028
          66,127     Pool G05173..................................................     4.50%        11/01/31              72,117
       1,357,473     Pool G05275..................................................     5.50%        02/01/39           1,519,103
         201,225     Pool G05449..................................................     4.50%        05/01/39             217,253
         741,809     Pool G05792..................................................     4.50%        02/01/40             803,982
         626,667     Pool G05927..................................................     4.50%        07/01/40             682,523
          21,106     Pool G05938..................................................     5.00%        01/01/36              23,193
          45,764     Pool G06252..................................................     4.00%        02/01/41              48,489
         896,736     Pool G06359..................................................     4.00%        02/01/41             950,142
         141,060     Pool G06501..................................................     4.00%        04/01/41             149,461
         243,656     Pool G06687..................................................     5.00%        07/01/41             271,353
         149,697     Pool G06739..................................................     4.50%        09/01/41             161,934
         374,835     Pool G07025..................................................     5.00%        02/01/42             411,738
       1,432,898     Pool G07100..................................................     5.50%        07/01/40           1,623,710
          27,597     Pool G07219..................................................     5.00%        10/01/41              30,198
         153,576     Pool G07266..................................................     4.00%        12/01/42             162,404
         934,043     Pool G07329..................................................     4.00%        01/01/43             991,210
         153,500     Pool G07505..................................................     7.00%        02/01/39             178,310
          26,687     Pool G07613..................................................     6.00%        04/01/39              31,050
         946,356     Pool G07683..................................................     4.00%        03/01/44           1,000,500
         440,498     Pool G07806..................................................     5.00%        06/01/41             486,181
           6,529     Pool G08113..................................................     6.50%        02/01/36               7,288
         142,153     Pool G11713..................................................     5.50%        06/01/20             146,877


Page 18                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        127,724     Pool G11769..................................................     5.00%        10/01/20     $       132,681
          15,863     Pool G11880..................................................     5.00%        12/01/20              16,621
         192,096     Pool G12797..................................................     6.50%        02/01/22             205,470
         303,880     Pool G12959..................................................     6.50%        10/01/22             327,980
          12,494     Pool G12978..................................................     5.50%        12/01/22              13,330
          77,595     Pool G13044..................................................     4.50%        06/01/21              79,789
          44,218     Pool G13581..................................................     5.50%        11/01/21              45,676
         115,526     Pool G13623..................................................     4.50%        08/01/24             123,518
         181,503     Pool G13625..................................................     5.50%        01/01/24             194,428
         210,980     Pool G13733..................................................     5.00%        11/01/24             226,303
          60,781     Pool G14088..................................................     4.00%        02/01/26              63,965
         640,478     Pool G14106..................................................     6.00%        10/01/24             688,577
         108,372     Pool G14167..................................................     5.50%        07/01/23             115,594
         604,403     Pool G14233..................................................     6.00%        01/01/24             631,142
       1,937,355     Pool G14348..................................................     4.00%        10/01/26           2,038,969
          97,366     Pool G14376..................................................     4.00%        09/01/25             102,452
         142,724     Pool G14676..................................................     4.50%        09/01/26             151,269
         252,275     Pool G14791..................................................     6.00%        05/01/21             255,910
       1,325,901     Pool G14995..................................................     5.50%        12/01/24           1,399,474
       1,304,934     Pool G15019..................................................     4.50%        07/01/26           1,343,281
         111,453     Pool G15039..................................................     4.50%        09/01/26             118,910
         138,754     Pool G15725..................................................     4.50%        09/01/26             147,241
       1,120,386     Pool G15957..................................................     5.50%        12/01/24           1,175,831
          96,327     Pool G18100..................................................     5.00%        02/01/21             101,453
         936,562     Pool G18264..................................................     5.00%        07/01/23           1,003,950
         648,893     Pool G18287..................................................     5.50%        12/01/23             702,171
         172,325     Pool G18306..................................................     4.50%        04/01/24             183,883
       1,470,007     Pool G60114..................................................     5.50%        06/01/41           1,645,159
         562,510     Pool G60194..................................................     3.50%        08/01/45             580,775
       1,992,665     Pool G60762..................................................     5.00%        07/01/41           2,188,064
          64,093     Pool H09034..................................................     5.50%        05/01/37              68,584
          12,188     Pool J03523..................................................     5.00%        09/01/21              12,625
         343,333     Pool J09465..................................................     4.00%        04/01/24             360,893
          93,773     Pool J09798..................................................     4.00%        05/01/24              98,574
         143,059     Pool J10623..................................................     4.00%        09/01/24             150,431
         425,330     Pool N70075..................................................     5.00%        01/01/35             464,965
         762,974     Pool N70081..................................................     5.50%        07/01/38             848,304
         127,025     Pool O20138..................................................     5.00%        11/01/30             139,708
       1,677,021     Pool Q00841..................................................     4.50%        05/01/41           1,822,177
         194,414     Pool Q03139..................................................     4.00%        09/01/41             206,436
         108,040     Pool Q05035..................................................     4.00%        12/01/41             114,475
         185,005     Pool Q07189..................................................     4.00%        04/01/42             196,395
          62,059     Pool Q07479..................................................     3.50%        04/01/42              64,116
         200,860     Pool Q11791..................................................     3.50%        10/01/42             207,522
         130,494     Pool Q11836..................................................     3.50%        10/01/42             134,953
         935,923     Pool Q14034..................................................     3.50%        12/01/42             971,518
         106,211     Pool U80068..................................................     3.50%        10/01/32             110,827
         200,082     Pool U80212..................................................     3.50%        02/01/33             208,822
          72,918     Pool U90245..................................................     3.50%        10/01/42              75,210
         138,673     Pool U90291..................................................     4.00%        10/01/42             147,338
       1,092,631     Pool U90316..................................................     4.00%        10/01/42           1,160,382


                        See Notes to Financial Statements                Page 19

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      1,109,190     Pool U90490..................................................     4.00%        06/01/42     $     1,178,086
       2,499,442     Pool U90690..................................................     3.50%        06/01/42           2,578,125
          30,976     Pool U90932..................................................     3.00%        02/01/43              30,791
         337,620     Pool U90975..................................................     4.00%        06/01/42             358,594
         633,169     Pool U91254..................................................     4.00%        04/01/43             672,582
       2,591,017     Pool U91619..................................................     4.00%        06/01/43           2,753,044
          81,046     Pool U92272..................................................     4.50%        12/01/43              88,857
       1,211,133     Pool U92432..................................................     4.00%        02/01/44           1,286,753
          80,668     Pool U95137..................................................     4.00%        08/01/43              85,697
         292,532     Pool U99045..................................................     3.50%        03/01/43             301,734
         320,623     Pool U99084..................................................     4.50%        02/01/44             351,525
         169,126     Pool U99091..................................................     4.50%        03/01/44             185,360
         813,268     Pool V80910..................................................     4.00%        12/01/43             861,482
                  Federal National Mortgage Association
          74,579     Pool 190371..................................................     6.50%        07/01/36              84,937
          47,485     Pool 254636..................................................     5.00%        02/01/33              52,258
          72,743     Pool 255190..................................................     5.50%        05/01/34              81,629
         155,642     Pool 256808..................................................     5.50%        07/01/37             165,312
         399,315     Pool 256936..................................................     6.00%        10/01/37             424,999
          42,237     Pool 545759..................................................     6.50%        07/01/32              49,133
          21,816     Pool 555528..................................................     6.00%        04/01/33              25,040
          34,354     Pool 555851..................................................     6.50%        01/01/33              39,573
         150,616     Pool 633673..................................................     6.00%        06/01/32             171,792
         528,930     Pool 654686..................................................     6.00%        11/01/32             613,718
          86,513     Pool 665172..................................................     4.50%        06/01/18              88,833
         473,921     Pool 683246..................................................     5.50%        02/01/33             542,535
          45,202     Pool 722410..................................................     4.50%        07/01/18              46,414
          53,234     Pool 725228..................................................     6.00%        03/01/34              60,994
          69,217     Pool 725690..................................................     6.00%        08/01/34              79,143
          35,254     Pool 725704..................................................     6.00%        08/01/34              40,372
         675,929     Pool 734922..................................................     4.50%        09/01/33             735,606
         978,787     Pool 735415..................................................     6.50%        12/01/32           1,121,690
         328,816     Pool 735503..................................................     6.00%        04/01/35             375,903
           9,939     Pool 745875..................................................     6.50%        09/01/36              11,284
         102,028     Pool 747097..................................................     6.00%        10/01/29             111,749
         769,925     Pool 758670..................................................     6.00%        09/01/34             902,259
          71,706     Pool 780962..................................................     4.50%        05/01/19              73,629
         816,364     Pool 788149..................................................     5.50%        05/01/33             957,107
         415,277     Pool 812741..................................................     5.50%        02/01/35             466,025
         770,091     Pool 827948..................................................     5.50%        05/01/35             869,903
          39,080     Pool 831663..................................................     6.00%        08/01/36              44,279
         864,774     Pool 850000..................................................     5.50%        01/01/36           1,014,745
         193,616     Pool 871039..................................................     5.50%        02/01/37             204,339
         330,866     Pool 888001..................................................     5.50%        10/01/36             379,905
          87,535     Pool 888163..................................................     7.00%        12/01/33             103,746
          91,758     Pool 888366..................................................     7.00%        04/01/37             108,020
         110,157     Pool 888435..................................................     5.50%        06/01/22             117,304
          33,774     Pool 890149..................................................     6.50%        10/01/38              38,503
          99,701     Pool 890231..................................................     5.00%        07/01/25             106,075
         585,470     Pool 890314..................................................     5.50%        12/01/22             613,175
          68,098     Pool 890378..................................................     6.00%        05/01/24              73,245


Page 20                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,872,535     Pool 890556..................................................     4.50%        10/01/43     $     2,049,985
         114,033     Pool 890588..................................................     4.50%        09/01/41             123,518
         413,109     Pool 905917..................................................     5.50%        01/01/37             473,155
         130,533     Pool 912926..................................................     6.00%        07/01/37             151,389
          34,298     Pool 916916..................................................     6.00%        05/01/37              39,153
         402,296     Pool 922386..................................................     5.50%        01/01/37             436,550
          26,440     Pool 930562..................................................     5.00%        02/01/39              29,602
           1,605     Pool 931150..................................................     5.00%        05/01/39               1,774
         258,364     Pool 931565..................................................     5.00%        07/01/39             285,790
         214,410     Pool 953115..................................................     5.50%        11/01/38             238,236
         362,967     Pool 962556..................................................     5.00%        04/01/23             387,657
         114,090     Pool 973561..................................................     5.00%        03/01/23             118,202
         127,374     Pool 976871..................................................     6.50%        08/01/36             145,625
          48,265     Pool 995002..................................................     5.00%        07/01/37              53,133
          38,776     Pool 995097..................................................     6.50%        10/01/37              44,413
         215,377     Pool 995149..................................................     6.50%        10/01/38             244,340
         101,798     Pool 995228..................................................     6.50%        11/01/38             115,826
         648,424     Pool 995252..................................................     5.00%        12/01/23             692,514
          67,848     Pool 995259..................................................     6.50%        11/01/23              74,002
          41,046     Pool AA0916..................................................     5.00%        08/01/37              45,022
           9,679     Pool AA1740..................................................     5.00%        01/01/39              10,695
           2,446     Pool AA3267..................................................     5.00%        02/01/39               2,701
         188,136     Pool AA3303..................................................     5.50%        06/01/38             210,785
         354,946     Pool AB0460..................................................     5.50%        02/01/37             393,487
          79,953     Pool AB1576..................................................     4.00%        10/01/20              82,976
         992,083     Pool AB1801..................................................     4.00%        11/01/40           1,051,886
         120,423     Pool AB1953..................................................     4.00%        12/01/40             128,096
          87,460     Pool AB2092..................................................     4.00%        01/01/41              92,820
         117,115     Pool AB2133..................................................     4.00%        01/01/26             123,757
         294,429     Pool AB2265..................................................     4.00%        02/01/41             314,201
         218,255     Pool AB2275..................................................     4.50%        02/01/41             236,418
          47,675     Pool AB2467..................................................     4.50%        03/01/41              51,790
       3,176,846     Pool AB2959..................................................     4.50%        07/01/40           3,448,669
         114,207     Pool AB3284..................................................     5.00%        07/01/41             126,350
         182,724     Pool AB4937..................................................     3.50%        04/01/42             188,880
         201,259     Pool AB5174..................................................     3.50%        05/01/42             208,096
       1,245,628     Pool AB5500..................................................     3.50%        07/01/42           1,287,275
         211,733     Pool AB5919..................................................     3.00%        08/01/42             212,749
         143,725     Pool AB6632..................................................     3.50%        10/01/42             148,536
         419,931     Pool AB6671..................................................     3.00%        10/01/42             421,945
         519,967     Pool AB7765..................................................     3.00%        02/01/43             522,461
         358,099     Pool AB7859..................................................     3.50%        02/01/43             370,263
         283,814     Pool AB8143..................................................     5.00%        01/01/38             313,688
         788,044     Pool AB8676..................................................     3.50%        05/01/42             814,738
          60,564     Pool AB9382..................................................     4.00%        05/01/43              64,379
       1,401,154     Pool AB9551..................................................     3.00%        06/01/43           1,407,802
         702,349     Pool AB9615..................................................     4.00%        06/01/33             747,383
          83,788     Pool AB9683..................................................     4.00%        06/01/43              88,795
         113,643     Pool AB9959..................................................     4.00%        07/01/43             120,723
         171,880     Pool AC1232..................................................     5.00%        07/01/24             182,677
       1,434,035     Pool AC2946..................................................     5.00%        09/01/39           1,581,777


                        See Notes to Financial Statements                Page 21

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        173,903     Pool AC3236..................................................     5.00%        09/01/39     $       193,661
         571,574     Pool AC3267..................................................     5.50%        09/01/39             645,525
         217,323     Pool AC5446..................................................     5.00%        11/01/39             240,223
          80,616     Pool AD0149..................................................     5.29%        06/01/18              82,596
          30,825     Pool AD0163..................................................     6.00%        11/01/34              35,327
         527,203     Pool AD0194..................................................     5.94%        11/01/17             535,625
         296,278     Pool AD0217..................................................     6.00%        08/01/37             339,753
          21,001     Pool AD0440..................................................     6.00%        10/01/39              24,055
       1,413,778     Pool AD0889..................................................     6.00%        09/01/24           1,527,034
         885,383     Pool AD4317..................................................     4.00%        04/01/40             935,878
         210,362     Pool AD5583..................................................     5.00%        04/01/40             232,021
         139,112     Pool AD6938..................................................     4.50%        06/01/40             151,222
         360,955     Pool AD7110..................................................     5.00%        07/01/40             398,141
          55,597     Pool AD8526..................................................     4.50%        08/01/40              60,384
         564,711     Pool AE0137..................................................     4.50%        03/01/36             610,857
          76,253     Pool AE0383..................................................     4.50%        09/01/25              80,761
         395,547     Pool AE0504..................................................     4.50%        11/01/40             428,511
         223,465     Pool AE1798..................................................     5.00%        09/01/40             246,726
         190,677     Pool AE4476..................................................     4.00%        03/01/41             201,570
         298,218     Pool AE7005..................................................     4.00%        10/01/40             315,220
         152,910     Pool AE8075..................................................     4.00%        12/01/40             162,128
          64,175     Pool AE9284..................................................     4.00%        11/01/40              67,753
          36,761     Pool AH0057..................................................     4.50%        02/01/41              39,895
         602,708     Pool AH0943..................................................     4.00%        12/01/40             640,691
         580,901     Pool AH1089..................................................     4.00%        11/01/40             617,566
         236,225     Pool AH1141..................................................     4.50%        12/01/40             255,324
          30,323     Pool AH1568..................................................     4.50%        12/01/40              32,850
         267,566     Pool AH4404..................................................     4.00%        01/01/41             282,915
         432,761     Pool AH7192..................................................     5.00%        02/01/41             474,222
         169,596     Pool AH7204..................................................     4.00%        03/01/41             179,378
          53,905     Pool AH8090..................................................     4.50%        06/01/41              58,263
         382,768     Pool AH8871..................................................     5.00%        04/01/41             419,444
          56,565     Pool AH9677..................................................     5.00%        04/01/41              61,984
          82,602     Pool AI1190..................................................     4.50%        04/01/41              89,645
         197,752     Pool AI1191..................................................     4.50%        04/01/41             214,275
         114,281     Pool AI1969..................................................     4.50%        05/01/41             124,133
         867,062     Pool AI4268..................................................     5.00%        06/01/41             957,085
         110,888     Pool AI6503..................................................     5.00%        11/01/39             121,431
          62,177     Pool AI6581..................................................     4.50%        07/01/41              67,198
          49,960     Pool AI7800..................................................     4.50%        07/01/41              54,292
         850,789     Pool AI8448..................................................     4.50%        08/01/41             921,337
         304,072     Pool AI8779..................................................     4.00%        11/01/41             321,610
         544,688     Pool AI9114..................................................     4.00%        06/01/42             580,601
       3,064,773     Pool AI9124..................................................     4.00%        08/01/42           3,266,845
       2,299,445     Pool AI9158..................................................     6.50%        01/01/41           2,729,032
          54,201     Pool AJ5301..................................................     4.00%        11/01/41              57,469
          28,254     Pool AJ8203..................................................     4.50%        01/01/42              30,736
         990,747     Pool AJ9332..................................................     4.00%        01/01/42           1,052,910
         127,562     Pool AJ9333..................................................     4.00%        01/01/42             135,228
       1,003,841     Pool AK3103..................................................     4.00%        02/01/42           1,063,876
         364,386     Pool AK4520..................................................     4.00%        03/01/42             385,377


Page 22                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        296,174     Pool AK5555..................................................     4.00%        04/01/42     $       313,116
          29,247     Pool AL0147..................................................     4.00%        04/01/41              31,210
         447,229     Pool AL0241..................................................     4.00%        04/01/41             472,931
          68,162     Pool AL0399..................................................     6.00%        08/01/24              73,063
          87,613     Pool AL0446..................................................     6.00%        05/01/24              94,208
         187,590     Pool AL0913..................................................     6.00%        07/01/41             213,683
          74,278     Pool AL1195..................................................     6.00%        09/01/23              80,349
          49,684     Pool AL1948..................................................     4.00%        01/01/42              52,799
         103,001     Pool AL1953..................................................     4.50%        01/01/27             108,717
         143,133     Pool AL2142..................................................     6.50%        09/01/38             166,358
       1,928,697     Pool AL2392..................................................     3.50%        08/01/42           1,993,642
         893,368     Pool AL2551..................................................     3.50%        10/01/42             923,718
         775,971     Pool AL2589..................................................     5.50%        05/01/25             823,985
         128,230     Pool AL2892..................................................     3.50%        12/01/42             132,521
       1,108,374     Pool AL3093..................................................     3.50%        02/01/43           1,146,345
          41,502     Pool AL3154..................................................     3.00%        02/01/43              41,701
         103,501     Pool AL3484..................................................     4.50%        10/01/42             112,193
          74,393     Pool AL4741..................................................     4.50%        01/01/44              81,329
          74,995     Pool AL4962..................................................     6.00%        05/01/24              80,988
       1,869,115     Pool AL5315..................................................     4.00%        06/01/42           1,982,235
         183,118     Pool AL5616..................................................     5.50%        09/01/41             204,259
         596,119     Pool AL5760..................................................     4.00%        09/01/43             633,139
       1,068,568     Pool AL5890..................................................     4.50%        03/01/43           1,173,418
         149,454     Pool AL6031..................................................     4.00%        10/01/44             158,868
         248,443     Pool AL6057..................................................     6.00%        08/01/24             255,523
         199,782     Pool AL6167..................................................     3.50%        01/01/44             206,163
         308,607     Pool AL6449..................................................     4.50%        01/01/27             324,511
          30,465     Pool AL7046..................................................     3.50%        06/01/45              31,496
          98,547     Pool AL7231..................................................     3.50%        08/01/45             101,883
         297,405     Pool AL8139..................................................     4.00%        02/01/32             315,472
         548,587     Pool AL8174..................................................     3.50%        02/01/46             566,466
          81,330     Pool AL8353..................................................     3.50%        08/01/44              84,092
         283,507     Pool AL8743..................................................     4.50%        06/01/46             307,913
          49,900     Pool AL8934..................................................     4.00%        10/01/33              53,032
          93,216     Pool AO2976..................................................     3.50%        05/01/42              96,364
       7,289,003     Pool AO3529..................................................     4.00%        06/01/42           7,744,031
          89,064     Pool AO4133..................................................     3.50%        06/01/42              92,090
          99,940     Pool AO6713..................................................     4.00%        06/01/42             106,159
       1,576,655     Pool AO8106..................................................     4.00%        08/01/42           1,674,802
       1,025,990     Pool AO8167..................................................     4.00%        09/01/42           1,090,610
         290,775     Pool AP0495..................................................     3.50%        08/01/42             300,508
         313,038     Pool AP1197..................................................     3.50%        09/01/42             323,978
       2,059,769     Pool AP2109..................................................     4.00%        08/01/32           2,191,791
          67,452     Pool AP4710..................................................     3.50%        08/01/42              69,608
          41,981     Pool AP4795..................................................     3.50%        09/01/42              43,386
         190,964     Pool AP5113..................................................     4.00%        09/01/42             202,846
         231,994     Pool AP7963..................................................     4.00%        09/01/42             247,339
       3,615,122     Pool AQ0411..................................................     3.50%        10/01/42           3,736,484
       1,627,474     Pool AQ0535..................................................     3.00%        11/01/42           1,635,278
       1,353,518     Pool AQ1534..................................................     3.50%        10/01/32           1,410,608


                        See Notes to Financial Statements                Page 23

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,762,925     Pool AQ1584..................................................     4.00%        11/01/42     $     1,881,990
       1,316,549     Pool AQ1607..................................................     3.50%        11/01/32           1,371,920
         691,355     Pool AQ3310..................................................     4.00%        11/01/42             734,676
       2,517,868     Pool AQ4086..................................................     4.00%        06/01/43           2,675,228
         109,204     Pool AQ9715..................................................     3.00%        01/01/43             109,423
         754,876     Pool AQ9999..................................................     3.00%        02/01/43             756,391
          74,230     Pool AR4445..................................................     3.00%        03/01/43              74,379
         560,748     Pool AR7961..................................................     3.50%        03/01/33             584,268
          26,212     Pool AS0225..................................................     4.00%        08/01/43              27,785
         524,005     Pool AS5236..................................................     4.00%        05/01/45             553,671
       1,388,516     Pool AS7211..................................................     3.00%        04/01/46           1,380,530
       3,050,219     Pool AS9194..................................................     4.50%        12/01/44           3,335,366
       1,866,679     Pool AS9244..................................................     4.50%        08/01/39           2,040,938
         259,222     Pool AT0332..................................................     3.00%        04/01/43             259,170
       1,022,515     Pool AT1747..................................................     3.00%        04/01/43           1,027,419
       4,471,079     Pool AT2720..................................................     3.00%        05/01/43           4,492,524
         287,856     Pool AT2887..................................................     3.50%        04/01/43             297,326
         961,507     Pool AT3892..................................................     3.00%        06/01/43             966,114
         611,682     Pool AT4180..................................................     3.50%        05/01/33             637,495
         392,464     Pool AT5914..................................................     3.50%        06/01/43             404,958
         201,604     Pool AT5915..................................................     4.00%        06/01/43             214,231
       1,123,427     Pool AT6303..................................................     4.00%        06/01/43           1,199,716
          76,977     Pool AT6306..................................................     4.00%        06/01/43              82,076
          85,562     Pool AT9657..................................................     4.00%        07/01/43              90,661
         360,854     Pool AU3751..................................................     4.00%        08/01/43             382,449
          84,703     Pool AU4386..................................................     4.00%        10/01/43              89,752
         260,190     Pool AU5787..................................................     4.50%        09/01/43             284,928
          79,381     Pool AU6743..................................................     4.00%        10/01/43              84,141
          42,022     Pool AW7401..................................................     5.00%        09/01/40              46,359
         328,914     Pool AX5312..................................................     4.00%        01/01/42             348,695
         693,048     Pool AX5443..................................................     5.00%        11/01/44             761,116
         966,313     Pool BA4113..................................................     3.00%        04/01/46             968,028
         845,028     Pool BC4490..................................................     5.00%        05/01/39             930,456
       2,861,599     Pool MA0443..................................................     5.00%        05/01/30           3,136,076
         939,108     Pool MA1125..................................................     4.00%        07/01/42             997,916
         798,360     Pool MA1177..................................................     3.50%        09/01/42             823,786
       1,349,799     Pool MA1213..................................................     3.50%        10/01/42           1,392,872
       2,507,982     Pool MA1217..................................................     4.00%        10/01/42           2,665,326
          90,621     Pool MA1222..................................................     4.00%        10/01/32              96,398
         131,533     Pool MA1228..................................................     3.00%        09/01/42             131,797
         588,973     Pool MA1251..................................................     3.50%        11/01/42             607,774
         194,450     Pool MA1328..................................................     3.50%        01/01/43             200,660
       7,810,668     Pool MA1373..................................................     3.50%        03/01/43           8,060,401
       2,503,472     Pool MA1404..................................................     3.50%        04/01/43           2,583,435
         460,816     Pool MA1437..................................................     3.50%        05/01/43             475,547
       2,651,819     Pool MA1463..................................................     3.50%        06/01/43           2,736,621
         475,002     Pool MA1508..................................................     3.50%        07/01/43             490,165
         985,862     Pool MA1510..................................................     4.00%        07/01/43           1,047,774
       1,789,051     Pool MA1546..................................................     3.50%        08/01/43           1,846,302
          77,946     Pool MA1629..................................................     4.50%        10/01/43              85,242


Page 24                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         78,901     Pool MA1664..................................................     4.50%        11/01/43     $        86,279
          77,481     Pool MA1711..................................................     4.50%        12/01/43              84,707
       1,248,066     Pool MA1866..................................................     4.50%        04/01/44           1,364,552
       1,014,242     Pool MA1900..................................................     4.50%        04/01/44           1,109,122
          16,262     Pool MA2509..................................................     3.00%        01/01/46              16,188
       2,792,812     Pool MA2695..................................................     4.00%        07/01/46           2,973,448
                  Government National Mortgage Association
         163,779     Pool 3149....................................................     6.00%        10/20/31             189,369
         101,251     Pool 3172....................................................     6.00%        12/20/31             116,990
         115,665     Pool 3227....................................................     6.00%        04/20/32             133,456
         643,143     Pool 3345....................................................     5.00%        02/20/33             718,605
         122,219     Pool 3389....................................................     5.00%        05/20/33             136,569
          43,855     Pool 3390....................................................     5.50%        05/20/33              49,225
         351,624     Pool 3428....................................................     5.00%        08/20/33             392,971
          43,358     Pool 3442....................................................     5.00%        09/20/33              48,483
          35,674     Pool 3459....................................................     5.50%        10/20/33              39,989
          22,812     Pool 3474....................................................     6.00%        11/20/33              26,326
         163,399     Pool 3487....................................................     5.00%        12/20/33             182,478
         304,698     Pool 3529....................................................     5.00%        03/20/34             340,214
          91,595     Pool 3555....................................................     5.00%        05/20/34             102,355
         180,572     Pool 3596....................................................     5.50%        08/20/34             202,730
          48,200     Pool 3786....................................................     5.50%        11/20/35              53,842
         110,946     Pool 3807....................................................     5.50%        01/20/36             123,512
         805,746     Pool 4251....................................................     5.50%        10/20/23             864,212
         318,529     Pool 487108..................................................     6.00%        04/15/29             369,517
         121,243     Pool 553144..................................................     5.50%        04/15/33             136,918
          71,025     Pool 589331..................................................     6.00%        10/15/22              80,418
         326,090     Pool 605389..................................................     5.00%        04/15/34             361,586
         243,969     Pool 615403..................................................     4.50%        08/15/33             266,201
          24,869     Pool 627123..................................................     5.50%        03/15/34              28,426
         291,935     Pool 653143..................................................     4.90%        04/15/36             320,797
         455,722     Pool 658324..................................................     5.50%        03/15/37             513,794
          52,548     Pool 687833..................................................     6.00%        08/15/38              59,671
          68,547     Pool 706840..................................................     4.50%        05/15/40              74,760
         486,705     Pool 711483..................................................     4.00%        01/15/40             526,759
         202,822     Pool 711543..................................................     4.00%        11/15/40             219,604
         166,580     Pool 723248..................................................     5.00%        10/15/39             186,597
         126,581     Pool 728921..................................................     4.50%        12/15/24             134,963
         499,495     Pool 733595..................................................     4.50%        04/15/40             545,051
         246,767     Pool 733733..................................................     5.00%        06/15/40             273,972
         242,104     Pool 736617..................................................     4.00%        12/15/35             257,620
         491,810     Pool 737996..................................................     4.00%        02/15/41             526,271
         111,763     Pool 739341..................................................     3.50%        10/15/41             116,599
         384,521     Pool 743673..................................................     4.50%        07/15/40             419,877
         852,461     Pool 745478..................................................     5.00%        08/20/40             923,524
          65,398     Pool 748939..................................................     4.00%        09/20/40              69,903
         217,394     Pool 754384..................................................     4.50%        03/20/42             232,513
          29,089     Pool 781328..................................................     7.00%        09/15/31              31,058
          79,815     Pool 781623..................................................     5.00%        06/15/33              88,496
         128,454     Pool 781783..................................................     5.50%        08/15/19             132,037


                        See Notes to Financial Statements                Page 25

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$        267,735     Pool 781824..................................................     5.50%        11/15/34     $       302,243
          29,099     Pool 781862..................................................     5.50%        01/15/35              32,841
         155,923     Pool 782070..................................................     7.00%        06/15/32             178,301
          71,852     Pool 782810..................................................     4.50%        11/15/39              78,431
         249,085     Pool 783091..................................................     5.50%        06/15/40             283,679
         433,745     Pool 783375..................................................     5.00%        08/15/41             478,762
          29,767     Pool AA6149..................................................     3.00%        03/20/43              30,232
       1,615,898     Pool AN4469..................................................     5.00%        12/15/40           1,786,851
       1,305,217     Pool AR8421..................................................     5.00%        10/20/41           1,406,938
         551,498     Pool MA2077..................................................     5.50%        07/20/44             609,381
          77,362     Pool MA3380..................................................     5.50%        01/20/46              85,664
         748,413     Pool MA3459..................................................     6.00%        08/20/39             838,898
         756,351     Pool MA3525..................................................     5.50%        03/20/46             844,867
                                                                                                                 ---------------
                                                                                                                     220,794,436
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................      394,005,428
                  (Cost $393,125,568)                                                                            ---------------

MORTGAGE-BACKED SECURITIES -- 6.1%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.2%
                  Adjustable Rate Mortgage Trust
          57,271     Series 2004-1, Class 2A1 (a).................................     3.12%        01/25/35              57,749
                  Alternative Loan Trust
          12,919     Series 2004-3T1, Class A3....................................     5.00%        05/25/34              13,008
          77,872     Series 2004-J5, Class 2A3 (a)................................     1.99%        08/25/34              77,966
             437     Series 2004-J8, Class 4A1....................................     6.00%        02/25/17                 437
                  American Home Mortgage Investment Trust
          12,589     Series 2004-3, Class 6A1 (c).................................     4.82%        10/25/34              12,763
                  ASG Resecuritization Trust
          65,848     Series 2009-3, Class A65 (a) (d).............................     2.74%        03/26/37              65,801
                  Banc of America Alternative Loan Trust
           1,161     Series 2004-4, Class 4A5.....................................     5.75%        05/25/34               1,151
          57,877     Series 2004-7, Class 4A1.....................................     5.00%        08/25/19              58,598
                  Banc of America Funding Corp.
          81,167     Series 2008-R2, Class 1A2 (d)................................     6.00%        09/25/37              84,072
                  Banc of America Funding Trust
           4,031     Series 2003-3, Class 2A1.....................................     4.75%        10/25/18               4,047
           2,773     Series 2005-2, Class 2A4.....................................     5.75%        04/25/35               2,863
                  Banc of America Mortgage Trust
          18,449     Series 2004-3, Class 3A1.....................................     5.00%        04/25/19              18,614
           9,225     Series 2004-3, Class 3A2.....................................     4.75%        04/25/19               9,288
           7,179     Series 2004-4, Class 3A3.....................................     4.50%        05/25/19               7,245
         114,981     Series 2004-4, Class 3A4.....................................     4.75%        05/25/19             116,262
          12,806     Series 2004-5, Class 3A2.....................................     4.75%        06/25/19              12,899
          14,585     Series 2004-5, Class 4A1.....................................     4.75%        06/25/19              14,602
           2,868     Series 2004-7, Class 5A16....................................     5.50%        08/25/34               2,922
          79,362     Series 2005-11, Class 2A1....................................     5.25%        12/25/20              79,641
                  BCAP LLC Trust
       1,140,000     Series 2009-RR5, Class 6A2 (a) (d)...........................     3.37%        02/26/37           1,130,049
          57,744     Series 2009-RR5, Class 8A1 (d)...............................     5.50%        11/26/34              59,047
          27,891     Series 2009-RR6, Class 2A1 (a) (d)...........................     3.15%        08/26/35              27,781
         113,262     Series 2009-RR6, Class 3A1 (a) (d)...........................     3.43%        12/26/37             105,750


Page 26                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  BCAP LLC Trust (Continued)
$         10,121     Series 2009-RR14, Class 1A1 (a) (d)..........................     6.00%        05/26/37     $        10,287
         170,396     Series 2011-R11, Class 20A5 (a) (d)..........................     3.12%        03/26/35             170,592
          13,698     Series 2014-RR1, Class 3A1 (a) (d)...........................     1.14%        03/26/37              13,714
                  CHL Mortgage Pass-Through Trust
           1,098     Series 2003-J9, Class 1A4....................................     5.50%        10/25/33               1,109
          25,651     Series 2003-J9, Class 2A1....................................     5.25%        11/25/23              26,087
          98,976     Series 2004-8, Class 1A7.....................................     5.75%        07/25/34             101,902
         827,080     Series 2004-8, Class 2A1.....................................     4.50%        06/25/19             841,339
          12,778     Series 2004-J1, Class 2A1....................................     4.75%        01/25/19              12,878
           2,158     Series 2004-J5, Class A3.....................................     5.50%        07/25/34               2,170
         231,305     Series 2005-5, Class A2......................................     5.50%        03/25/35             231,976
                  Citicorp Mortgage Securities REMIC Pass-Through Certificates
                     Trust
           1,795     Series 2005-5, Class 1A6.....................................     5.50%        08/25/35               1,796
                  Citigroup Global Markets Mortgage Securities VII, Inc.
           1,745     Series 2003-UP2, Class PO1, PO...............................      (b)         12/25/18               1,529
                  Citigroup Mortgage Loan Trust
          13,396     Series 2003-1, Class WA2.....................................     6.50%        06/25/31              13,736
          99,406     Series 2009-5, Class 7A1 (a) (d).............................     1.33%        07/25/36              99,195
         369,768     Series 2009-6, Class 6A1 (a) (d).............................     1.23%        07/25/36             372,602
           3,974     Series 2009-6, Class 11A1 (a) (d)............................     1.33%        05/25/37               3,996
         146,843     Series 2010-3, Class 5A1 (d).................................     5.00%        10/25/35             148,090
                  Credit Suisse First Boston Mortgage Securities Corp.
             889     Series 2003-11, Class 1A39...................................     5.25%        06/25/33                 912
           7,433     Series 2003-25, Class 2A1....................................     4.50%        10/25/18               7,418
          51,299     Series 2003-27, Class 6A1....................................     5.00%        11/25/18              51,899
          38,420     Series 2003-AR18, Class 2A3 (a)..............................     2.90%        07/25/33              38,007
          30,838     Series 2003-AR20, Class 2A1 (a)..............................     2.97%        08/25/33              30,993
          12,196     Series 2004-3, Class 2A1.....................................     5.00%        04/25/19              12,276
          25,432     Series 2004-5, Class 2A1.....................................     5.00%        08/25/19              25,695
          14,789     Series 2004-AR8, Class 2A1 (a)...............................     3.12%        09/25/34              14,640
         157,699     Series 2005-5, Class 3A2 (a).................................     1.28%        07/25/35             151,691
           5,000     Series 2005-7, Class 1A5.....................................     5.15%        08/25/35               5,084
                  Credit Suisse Mortgage Capital Certificates
          31,582     Series 2009-3R, Class 18A3 (d)...............................     6.00%        11/27/36              31,609
          44,465     Series 2009-3R, Class 29A1 (a) (d)...........................     1.29%        01/27/37              44,515
         635,086     Series 2009-12R, Class 6A1 (d)...............................     6.00%        05/27/37             657,129
       1,003,787     Series 2009-12R, Class 15A1 (d)..............................     6.00%        05/27/36           1,010,363
         177,051     Series 2009-12R, Class 24A1 (a) (d)..........................     3.33%        10/27/36             176,754
                  CSFB Mortgage-Backed Pass-Through Certificates
          85,741     Series 2004-AR4, Class 5A2 (a)...............................     1.72%        05/25/34              81,921
                  CSFB Mortgage-Backed Trust
           4,238     Series 2004-7, Class 6A1.....................................     5.25%        10/25/19               4,297
                  CSMC
         101,311     Series 2009-8R, Class 5A1 (a) (d)............................     3.86%        05/26/37             101,438
         173,003     Series 2009-13R, Class 3A1 (a) (d)...........................     3.10%        11/26/36             170,657
          54,259     Series 2009-15R, Class 2A1 (a) (d)...........................     3.11%        10/26/36              54,826
          21,012     Series 2011-16R, Class 7A3 (a) (d)...........................     3.09%        12/27/36              21,089
                  Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
          11,796     Series 2005-3, Class 1A1 (a).................................     4.16%        06/25/20              11,465
                  Deutsche Mortgage Securities, Inc. REMIC Trust
         502,951     Series 2010-RS1, Class A1 (d)................................     6.00%        10/25/35             511,015


                        See Notes to Financial Statements                Page 27

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  FDIC Guaranteed Notes Trust
$         67,098     Series 2010-S2, Class 3A (a) (d).............................     1.68%        12/29/45     $        67,223
                  GMACM Mortgage Loan Trust
           7,952     Series 2003-J10, Class A1....................................     4.75%        01/25/19               7,948
                  GSMSC Pass-Through Trust
         115,117     Series 2009-3R, Class 2A1 (a) (d)............................     3.62%        07/25/35             114,871
                  GSR Mortgage Loan Trust
          70,549     Series 2004-8F, Class 2A3....................................     6.00%        09/25/34              72,355
         682,626     Series 2004-12, Class 3A6 (a)................................     3.11%        12/25/34             683,575
                  Impac CMB Trust
         185,991     Series 2003-4, Class 1A1 (a).................................     1.62%        10/25/33             181,084
                  Jefferies Resecuritization Trust
          61,359     Series 2009-R2, Class 2A (a) (d).............................     3.18%        12/26/37              61,323
          56,640     Series 2009-R9, Class 1A1 (a) (d)............................     2.86%        08/26/46              56,916
                  JP Morgan Resecuritization Trust
       1,143,864     Series 2009-7, Class 2A1 (a) (d).............................     6.00%        02/27/37           1,157,531
         120,659     Series 2009-7, Class 5A1 (a) (d).............................     6.00%        02/27/37             120,920
         371,686     Series 2009-7, Class 11A1 (a) (d)............................     3.40%        09/27/36             375,660
         152,541     Series 2009-7, Class 13A1 (a) (d)............................     2.87%        06/27/37             147,290
         120,350     Series 2009-7, Class 14A1 (a) (d)............................     2.70%        07/27/37             120,771
         987,990     Series 2009-7, Class 17A1 (a) (d)............................     5.38%        07/27/37           1,031,980
          90,289     Series 2010-2, Class 3A3 (d).................................     6.00%        07/26/36              90,349
         276,370     Series 2010-4, Class 4A2 (a) (d).............................     2.47%        09/26/35             276,991
                  JPMorgan Mortgage Trust
          29,522     Series 2004-S1, Class 1A2....................................     4.50%        09/25/34              29,969
          52,752     Series 2004-S2, Class 5A1....................................     5.50%        12/25/19              52,520
         256,111     Series 2014-IVR3, Class 2A1 (a) (d)..........................     3.00%        09/25/44             258,451
                  MASTR Alternative Loan Trust
          20,120     Series 2004-5, Class 4A1.....................................     5.50%        07/25/19              20,519
          21,922     Series 2004-5, Class 5A1.....................................     4.75%        06/25/19              22,051
           2,421     Series 2004-8, Class 7A1.....................................     5.00%        09/25/19               2,449
          10,731     Series 2004-13, Class 8A1....................................     5.50%        01/25/25              10,733
                  MASTR Asset Securitization Trust
         285,788     Series 2003-11, Class 7A5....................................     5.25%        12/25/33             290,161
         567,787     Series 2003-12, Class 1A1....................................     5.25%        12/25/24             577,431
          20,114     Series 2004-1, Class 30PO, PO................................     (b)          02/25/34              15,945
          77,746     Series 2004-3, Class 1A3.....................................     5.25%        03/25/24              78,526
             516     Series 2004-11, Class 5A3....................................     5.75%        12/25/34                 518
                  MASTR Seasoned Securitization Trust
           3,999     Series 2005-2, Class 3A1.....................................     6.00%        11/25/17               4,011
                  Merrill Lynch Mortgage Investors Trust MLCC.....................
          13,345     Series 2003-H, Class A3A (a).................................     2.79%        01/25/29              13,268
                  Morgan Stanley Mortgage Loan Trust
             258     Series 2004-1, Class 1A5.....................................     5.00%        11/25/18                 258
                  National Mortgage Securities, Inc...............................
          19,864     Series 1998-2, Class B4 (a) (e)..............................     6.75%        06/25/28              20,225
                  New Residential Mortgage Loan Trust
         416,351     Series 2014-2A, Class A3 (a) (d).............................     3.75%        05/25/54             426,911
                  Nomura Asset Acceptance Corp. Alternative Loan Trust
          21,862     Series 2005-WF1, Class 2A5 (c)...............................     5.16%        03/25/35              22,564
                  Prime Mortgage Trust
           1,000     Series 2003-3, Class A6......................................     5.50%        01/25/34               1,028
          24,756     Series 2004-1, Class 2A1.....................................     4.50%        08/25/34              24,956


Page 28                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Prime Mortgage Trust (Continued)
$        250,254     Series 2004-2, Class A2......................................     4.75%        11/25/19     $       251,239
         589,219     Series 2004-2, Class A6......................................     5.00%        11/25/19             593,563
                  RBSSP Resecuritization Trust
         328,320     Series 2009-6, Class 7A4 (a) (d).............................     0.90%        07/26/36             327,433
         988,183     Series 2009-6, Class 9A4 (a) (d).............................     1.43%        11/26/36             921,730
         281,941     Series 2009-6, Class 11A4 (a) (d)............................     1.40%        08/26/36             274,977
          63,416     Series 2009-6, Class 13A4 (a) (d)............................     3.08%        08/26/35              63,518
         142,396     Series 2009-12, Class 15A1 (a) (d)...........................     3.17%        10/26/35             144,045
          42,191     Series 2009-12, Class 17A1 (a) (d)...........................     3.06%        10/25/35              42,623
          16,164     Series 2010-3, Class 9A1 (d).................................     5.50%        02/26/35              16,223
                  Residential Accredit Loans, Inc.
          48,949     Series 2003-QS20, Class CB...................................     5.00%        11/25/18              49,310
          68,263     Series 2004-QA2, Class A2 (a)................................     1.86%        06/25/34              66,767
                  Residential Asset Securitization Trust
             971     Series 2004-A3, Class A4.....................................     5.25%        06/25/34                 983
                  RFMSI Trust
          50,395     Series 2003-S15, Class A1....................................     4.50%        08/25/18              50,746
           5,000     Series 2003-S20, Class 1A5...................................     5.50%        12/25/33               5,108
         107,483     Series 2005-S3, Class A1.....................................     4.75%        03/25/20             108,365
                  Sequoia Mortgage Trust 4
       1,772,184     Series 2000-4, Class A (a)...................................     1.71%        11/22/24           1,758,856
                  Structured Asset Securities Corp................................
           3,216     Series 2004-4XS, Class A3A (c)...............................     5.45%        02/25/34               3,329
                  Structured Asset Securities Corp. Mortgage Loan Trust
          50,699     Series 2002-9, Class A2 (a)..................................     1.28%        10/25/27              49,752
                  Structured Asset Securities Corp. Mortgage Pass-Through
                     Certificates
         148,285     Series 2004-11XS, Class 1A6 (c)..............................     5.58%        06/25/34             152,657
         218,232     Series 2004-S3, Class M1 (a).................................     1.96%        11/25/34             213,494
                  WaMu Mortgage Pass-Through Certificates Trust
          45,308     Series 2003-S3, Class 3A1....................................     5.50%        05/25/33              47,981
          38,609     Series 2003-S5, Class 2A.....................................     5.00%        06/25/18              38,807
          21,139     Series 2003-S6, Class 2A1....................................     5.00%        07/25/18              21,264
          14,254     Series 2003-S7, Class A1.....................................     4.50%        08/25/18              14,328
         468,751     Series 2003-S12, Class 3A....................................     5.00%        11/25/18             475,477
          20,968     Series 2004-CB2, Class 5A....................................     5.00%        07/25/19              21,191
           7,673     Series 2004-CB3, Class 3A....................................     5.50%        10/25/19               7,788
           3,064     Series 2004-RS1, Class A11...................................     5.50%        11/25/33               3,212
                  Washington Mutual Mortgage Loan Trust
           4,661     Series 2001-7, Class A (a)...................................     1.83%        05/25/41               4,638
                  Washington Mutual MSC Mortgage Pass-Through Certificates Trust
           3,585     Series 2003-MS1, Class CB4 (a) (d)...........................     5.21%        02/25/18               3,525
          15,993     Series 2003-MS3, Class 2A1...................................     5.25%        03/25/18              16,080
                  Wells Fargo Alternative Loan Trust
           2,109     Series 2007-PA5, Class 2A1...................................     6.00%        11/25/22               2,115
                  Wells Fargo Mortgage Backed Securities Trust
           8,392     Series 2004-K, Class 2A12 (a)................................     3.10%        07/25/34               8,553
         361,175     Series 2005-2, Class 2A1.....................................     4.75%        04/25/20             367,723
         826,256     Series 2005-AR4, Class 1A3 (a)...............................     3.24%        04/25/35             832,409
         286,110     Series 2005-AR16, Class 4A2 (a)..............................     3.14%        10/25/35             283,899
         146,901     Series 2007-14, Class 2A2....................................     5.50%        10/25/22             150,726
                  Wells Fargo Mortgage Loan Trust
           8,861     Series 2010-RR4, Class 1A1 (a) (d)...........................     3.26%        12/27/46               8,892


                        See Notes to Financial Statements                Page 29

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  WinWater Mortgage Loan Trust
$        111,352     Series 2015-A, Class A5 (a) (d)..............................     3.50%        06/20/45     $       114,319
                                                                                                                 ---------------
                                                                                                                      21,188,172
                                                                                                                 ---------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.9%
                  Banc of America Re-REMIC Trust
          48,244     Series 2009-UB2, Class A4AB (a) (d)..........................     6.00%        12/24/49              48,333
                  Bear Stearns Commercial Mortgage Securities Trust
       1,705,262     Series 2007-PW17, Class A1A (a)..............................     5.65%        06/11/50           1,716,124
       4,218,931     Series 2007-PW17, Class A4 (a)...............................     5.69%        06/11/50           4,240,521
         509,000     Series 2007-PW17, Class AM (a)...............................     5.92%        06/11/50             514,286
         701,567     Series 2007-PW18, Class A4...................................     5.70%        06/11/50             708,320
                  JP Morgan Chase Commercial Mortgage Securities Trust
          42,521     Series 2007-LD12, Class A1A (a)..............................     5.85%        02/15/51              42,717
                  LB-UBS Commercial Mortgage Trust
         938,928     Series 2007-C7, Class A3 (a).................................     5.87%        09/15/45             950,186
                  ML-CFC Commercial Mortgage Trust
       1,296,627     Series 2007-9, Class A4......................................     5.70%        09/12/49           1,305,494
                  Morgan Stanley Re-REMIC Trust
          85,757     Series 2010-GG10, Class A4B (a) (d)..........................     5.77%        08/15/45              85,705
                  RBSCF Trust
         190,783     Series 2010-RR3, Class MSCA (a) (d)..........................     5.94%        06/16/49             190,495
          38,768     Series 2010-RR4, Class CMLA (a) (d)..........................     6.11%        12/16/49              38,760
                                                                                                                 ---------------
                                                                                                                       9,840,941
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................       31,029,113
                  (Cost $30,906,187)                                                                             ---------------

ASSET-BACKED SECURITIES -- 1.7%

                  AFC Trust
          13,369     Series 1999-4, Class 3A (a) (d)..............................     1.94%        12/26/29              13,381
                  Asset Backed Securities Corp. Home Equity Loan Trust
          42,706     Series 2003-HE7, Class M4 (a)................................     4.75%        12/15/33              42,490
                  Bear Stearns Asset-Backed Securities Trust
          30,539     Series 2002-1, Class 1A5 (c).................................     6.89%        12/25/34              30,836
          94,947     Series 2006-2, Class M1 (a)..................................     1.41%        07/25/36              94,361
                  BNC Mortgage Loan Trust
          22,711     Series 2007-2, Class A2 (a)..................................     1.09%        05/25/37              22,487
                  Centex Home Equity Loan Trust
           9,995     Series 2004-C, Class AF6 (c).................................     5.45%        06/25/34              10,034
                  CIT Home Equity Loan Trust
         212,169     Series 2003-1, Class A6 (c)..................................     4.56%        10/20/32             217,235
                  Citigroup Global Markets Mortgage Securities VII, Inc...........
           6,309     Series 1998-AQ1, Class A6....................................     6.63%        06/25/28               6,406
                  Conseco Finance Corp.
          20,234     Series 2001-D, Class M1 (a)..................................     2.34%        11/15/32              20,274
           2,612     Series 1993-3, Class A7......................................     6.40%        10/15/18               2,620
                  Credit-Based Asset Servicing & Securitization LLC
         152,950     Series 2005-CB8, Class AF2 (c)...............................     3.95%        12/25/35             152,894
                  CWABS Asset-Backed Certificates Trust
           5,508     Series 2005-AB1, Class A3 (a)................................     1.59%        08/25/35               5,521
                  CWABS Revolving Home Equity Loan Trust
          32,892     Series 2004-E, Class 2A (a)..................................     1.17%        06/15/29              31,523
          74,286     Series 2004-K, Class 2A (a)..................................     1.21%        02/15/34              69,568


Page 30                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
ASSET-BACKED SECURITIES (CONTINUED)

                  CWHEQ Home Equity Loan Trust
$        140,951     Series 2007-S2, Class A3 (a).................................     5.81%        05/25/37     $       141,196
         112,561     Series 2007-S2, Class A6 (a).................................     5.78%        05/25/37             112,443
                  Equity One Mortgage Pass-Through Trust
         699,225     Series 2004-1, Class AF4 (a).................................     4.15%        04/25/34             701,623
           4,273     Series 2004-2, Class AF6 (c).................................     5.16%        07/25/34               4,270
                  First Alliance Mortgage Loan Trust
          73,725     Series 1999-1, Class A1 (c)..................................     7.18%        06/20/30              74,110
                  GMACM Home Equity Loan Trust
         133,344     Series 2000-HE2, Class A1 (a)................................     1.42%        06/25/30             118,700
         544,974     Series 2004-HE1, Class A3 (a)................................     1.49%        06/25/34             525,890
                  GreenPoint Home Equity Loan Trust
          93,661     Series 2004-3, Class A (a)...................................     1.45%        03/15/35              90,776
                  GSAA Home Equity Trust
         114,654     Series 2004-8, Class A3A (a).................................     1.73%        09/25/34             113,501
                  Long Beach Mortgage Loan Trust
          27,567     Series 2006-WL1, Class 1A3 (a)...............................     1.32%        01/25/46              27,291
                  Morgan Stanley Dean Witter Capital I, Inc. Trust
         205,801     Series 2003-NC2, Class M2 (a)................................     3.99%        02/25/33             205,030
                  Nationstar Home Equity Loan Trust
          27,471     Series 2007-A, Class AV3 (a).................................     1.14%        03/25/37              27,524
                  New Century Home Equity Loan Trust
             947     Series 2003-5, Class AI7 (a).................................     5.15%        11/25/33                 972
                  Park Place Securities, Inc. Asset-Backed Pass-Through
                     Certificates
          37,072     Series 2005-WCH1, Class M2 (a)...............................     1.77%        01/25/36              37,090
                  RASC Trust
           9,540     Series 2004-KS1, Class AI6 (a)...............................     4.27%        02/25/34               9,533
                  Renaissance Home Equity Loan Trust
          82,603     Series 2004-4, Class AF4 (c).................................     4.88%        02/25/35              82,821
          20,353     Series 2005-4, Class A3 (c)..................................     5.57%        02/25/36              20,415
                  Residential Asset Mortgage Products, Inc. Trust
         357,883     Series 2002-RS5, Class AI6...................................     4.75%        09/25/32             359,222
                  Saxon Asset Securities Trust
          68,803     Series 2004-2, Class MV3 (a).................................     2.90%        08/25/35              68,312
                  Structured Asset Securities Corp. Mortgage Pass-Through
                     Certificates
          43,088     Series 2004-23XS, Class 1A4 (c)..............................     5.43%        01/25/35              43,817
                  Terwin Mortgage Trust
          30,918     Series 2006-5, Class 2A2 (a) (d).............................     1.20%        06/25/37              30,589
                  UCFC Home Equity Loan Trust
         312,878     Series 1998-D, Class MF1.....................................     6.91%        04/15/30             317,058
                  VOLT LLC
          53,497     Series 2015-NP11, Class A1 (c) (d)...........................     3.63%        07/25/45              53,814
          78,120     Series 2015-NP13, Class A1 (c) (d)...........................     4.13%        10/25/45              78,735
          82,021     Series 2015-NP14, Class A1 (c) (d)...........................     4.38%        11/27/45              82,915
          23,888     Series 2015-NPL4, Class A1 (c) (d)...........................     3.50%        02/25/55              24,099
         149,062     Series 2015-NPL6, Class A1 (c) (d)...........................     3.50%        02/25/55             150,110
       2,072,230     Series 2015-NPL8, Class A1 (c) (d)...........................     3.50%        06/26/45           2,080,784
       1,959,084     Series 2016-NPL5, Class A1 (c) (d)...........................     4.00%        05/25/46           1,979,141
         175,707     Series 2016-NPL8, Class A1 (c) (d)...........................     3.50%        07/25/46             176,662
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................        8,458,073
                  (Cost $8,427,165)                                                                              ---------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS -- 1.0%

                  CAPITAL MARKETS -- 1.0%
          38,454  iShares 20+ Year Treasury Bond ETF...........................................................  $     4,704,847
           1,000  iShares 7-10 Year Treasury Bond ETF..........................................................          106,600
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................        4,811,447
                  (Cost $4,709,159)                                                                              ---------------

MONEY MARKET FUNDS -- 14.4%

      73,158,608  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional
                     Class - 0.61% (f).........................................................................       73,158,608
                  (Cost $73,158,608)                                                                             ---------------

   NUMBER OF
   CONTRACTS                                               DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
PUT OPTIONS PURCHASED -- 0.0%

              20  U.S. 10-Year Treasury Note Futures Put
                  @ $126.50 due May 2017.......................................................................           21,875
              20  U.S. Treasury Bond Futures Put
                  @ $152.00 due May 2017.......................................................................           19,688
              15  U.S. Treasury Bond Futures Put
                  @ $153.00 due May 2017.......................................................................           21,796
                                                                                                                 ---------------
                  TOTAL PUT OPTIONS PURCHASED..................................................................           63,359
                  (Cost $82,837)                                                                                 ---------------

                  TOTAL INVESTMENTS -- 100.8%..................................................................      511,526,028
                  (Cost $510,409,524) (g)                                                                        ---------------


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (6.7%)

                  Federal National Mortgage Association
$     (6,000,000)    Pool TBA (h).................................................     4.00%        05/15/41          (6,319,219)
     (27,500,000)    Pool TBA (h).................................................     3.00%        05/15/43         (27,469,921)
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT...........................      (33,789,140)
                  (Proceeds $33,661,016)                                                                         ---------------

                  NET OTHER ASSETS AND LIABILITIES -- 5.9%.....................................................       29,868,164
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $   507,605,052
                                                                                                                 ===============


Page 32                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at April 30, 2017.

(b)   Zero coupon security.

(c) Step-up security. A security where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at April 30, 2017.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2017, securities noted as such amounted to $16,328,366 or 3.2% of net assets.

(e) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(f)   Interest rate shown reflects yield as of April 30, 2017.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,810,409 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,693,905.

(h) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls in the Notes to Financial Statements).

IO     - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO     - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA    - To-Be-Announced Security


                        See Notes to Financial Statements                Page 33

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

APRIL 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2017           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $   394,005,428    $            --    $   394,005,428    $            --
Money Market Funds....................................       73,158,608         73,158,608                 --                 --
Mortgage-Backed Securities............................       31,029,113                 --         31,029,113                 --
Asset-Backed Securities...............................        8,458,073                 --          8,458,073                 --
Exchange-Traded Funds*................................        4,811,447          4,811,447                 --                 --
Put Options Purchased.................................           63,359             63,359                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................  $   511,526,028    $    78,033,414    $   433,492,614    $            --
                                                        ===============    ===============    ===============    ===============


                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2017           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Futures Contracts**...................................  $      (735,738)   $      (735,738)   $            --    $            --
U.S. Government Agency Mortgage-Backed Securities
   Sold Short.........................................      (33,789,140)                --        (33,789,140)                --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................  $   (34,524,878)   $      (735,738)   $   (33,789,140)                --
                                                        ===============    ===============    ===============    ===============

*     See Portfolio of Investments for industry breakout.

** Includes cumulative depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

FUTURES CONTRACTS AT APRIL 30, 2017 (see Note 2D - Futures Contracts in the Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                 NUMBER OF       EXPIRATION        NOTIONAL       APPRECIATION/
                  SHORT FUTURES CONTRACTS                        CONTRACTS          MONTH            VALUE       (DEPRECIATION)
------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------
U.S. 2-Year Treasury Notes                                          206           Jun-2017      $   (44,526,112) $       (95,420)
U.S. 5-Year Treasury Notes                                          670           Jun-2017          (78,869,600)        (462,587)
U.S. 10-Year Treasury Notes                                         139           Jun-2017          (17,360,769)        (114,137)
U.S. Treasury Long Bond Futures                                      80           Jun-2017          (12,173,906)         (63,594)
                                                                                                ---------------  ---------------
                                                                                                $  (152,930,387) $      (735,738)
                                                                                                ===============  ===============


Page 34                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value.....................................................   $  511,526,028
Cash segregated as collateral for open futures contracts..................        2,109,429
Receivables:
   Investment securities sold.............................................       39,249,281
   Interest...............................................................        2,183,784
   Dividends..............................................................           36,359
   Variation margin.......................................................            9,871
                                                                             --------------
   Total Assets...........................................................      555,114,752
                                                                             --------------

LIABILITIES:
Investments sold short, at value (proceeds $33,661,016)...................       33,789,140
Due to custodian..........................................................           24,040
Payables:
   Investment securities purchased........................................       13,393,265
   Investment advisory fees...............................................          263,448
   Variation margin.......................................................           39,807
                                                                             --------------
   Total Liabilities......................................................       47,509,700
                                                                             --------------
NET ASSETS................................................................   $  507,605,052
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $  508,183,420
Par value.................................................................           97,500
Accumulated net investment income (loss)..................................         (963,158)
Accumulated net realized gain (loss) on investments, investments sold
   short, futures contracts and written options ..........................           34,648
Net unrealized appreciation (depreciation) on investments, investments
   sold short and futures contracts.......................................          252,642
                                                                             --------------
NET ASSETS................................................................   $  507,605,052
                                                                             ==============
NET ASSET VALUE, per share................................................   $        52.06
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................        9,750,002
                                                                             ==============
Investments, at cost......................................................   $  510,409,524
                                                                             ==============


                        See Notes to Financial Statements                Page 35

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest..................................................................   $    5,555,266
Dividends.................................................................          133,142
                                                                             --------------
   Total investment income................................................        5,688,408
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................        1,254,277
Excise tax................................................................            4,038
                                                                             --------------
   Total expenses.........................................................        1,258,315
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................        4,430,093
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................         (804,865)
   Investments sold short.................................................         (144,397)
   Futures contracts......................................................        1,702,356
   Written options........................................................            9,822
                                                                             --------------
   Net realized gain (loss)...............................................          762,916
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................       (1,883,242)
   Investments sold short.................................................         (117,186)
   Futures contracts......................................................       (1,104,273)
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................       (3,104,701)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................       (2,341,785)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $    2,088,308
                                                                             ==============


Page 36                 See Notes to Financial Statements

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                 ENDED               YEAR
                                                                               4/30/2017            ENDED
                                                                              (UNAUDITED)         10/31/2016
                                                                             --------------     --------------
OPERATIONS:
   Net investment income (loss)...........................................   $    4,430,093     $    1,226,764
   Net realized gain (loss)...............................................          762,916           (108,029)
   Net change in unrealized appreciation (depreciation)...................       (3,104,701)         3,231,788
                                                                             --------------     --------------
   Net increase (decrease) in net assets resulting from operations........        2,088,308          4,350,523
                                                                             --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................       (5,393,251)        (1,801,753)
                                                                             --------------     --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................      245,541,192        257,972,827
   Cost of shares redeemed................................................       (5,217,474)                --
                                                                             --------------     --------------
   Net increase (decrease) in net assets resulting from
      shareholder transactions............................................      240,323,718        257,972,827
                                                                             --------------     --------------
   Total increase (decrease) in net assets................................      237,018,775        260,521,597

NET ASSETS:
   Beginning of period....................................................      270,586,277         10,064,680
                                                                             --------------     --------------
   End of period..........................................................   $  507,605,052     $  270,586,277
                                                                             ==============     ==============
   Accumulated net investment income (loss) at end of period..............   $     (963,158)    $           --
                                                                             ==============     ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................        5,150,002            200,002
   Shares sold............................................................        4,700,000          4,950,000
   Shares redeemed........................................................         (100,000)                --
                                                                             --------------     --------------
   Shares outstanding, end of period......................................        9,750,002          5,150,002
                                                                             ==============     ==============


                        See Notes to Financial Statements                Page 37

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  SIX MONTHS                    FOR THE PERIOD
                                                                    ENDED            YEAR       11/4/2014 (a)
                                                                  4/30/2017         ENDED          THROUGH
                                                                 (UNAUDITED)      10/31/2016      10/31/2015
                                                                --------------  --------------  --------------
Net asset value, beginning of period .......................      $    52.54      $    50.32      $    50.00
                                                                  ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...............................            0.61            1.31            1.23 (b)
Net realized and unrealized gain (loss) ....................           (0.38)           2.41            0.55
                                                                  ----------      ----------      ----------
Total from investment operations ...........................            0.23            3.72            1.78
                                                                  ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.......................................           (0.71)          (1.50)          (1.46)
                                                                  ----------      ----------      ----------
Net asset value, end of period .............................      $    52.06      $    52.54      $    50.32
                                                                  ==========      ==========      ==========
TOTAL RETURN (c)............................................            0.43%           7.49%           3.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................      $  507,605      $  270,586      $   10,065
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets ..............            0.65% (d)       0.65%           0.65% (d)
Ratio of net investment income (loss) to average net assets             2.30% (d)       2.06%           2.55% (d)
Portfolio turnover rate (e).................................              71% (f)         92%            157%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   The portfolio turnover rate not including mortgage dollar rolls was 42%.


Page 38                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments (collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments include residential mortgage-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and real estate mortgage investment conduits. The Fund may also invest in investment companies, such as ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage-Related Investments that are not issued or guaranteed by Government Entities to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"). The Fund may also invest in to-be-announced transactions ("TBA Transactions"). Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. Under normal market conditions, the Fund targets an estimated effective duration of three years or less. The Fund's weighted average effective duration during the six months ended April 30, 2017, ranged from a low of 1.45 years to a high of 2.46 years.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

      1)    the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
     12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2017, the Fund had no when-issued or delayed-delivery securities. At April 30, 2017, the Fund held $33,789,140 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin payable or receivable" on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objectives, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Investments, at cost" on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on investments" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

I. MORTGAGE DOLLAR ROLLS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

Distributions paid from:
Ordinary income.................................  $    1,801,753
Capital gain....................................              --
Return of capital...............................              --

As of October 31, 2016, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $           --
Accumulated capital and other gain (loss).......        (225,949)
Net unrealized appreciation (depreciation)......       2,855,024

K. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had $225,949 of non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2016, the Fund had no net ordinary losses.

L. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

M. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

N. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2017, were $199,803,229 and $89,044,183, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2017 were $28,436,144 and $67,999,622, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were $147,010,917 and $169,607,223, respectively.

For the six months ended April 30, 2017, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April 30, 2017, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

                                  ASSET DERIVATIVES                   LIABILITY DERIVATIVES
                         -----------------------------------   -----------------------------------
DERIVATIVE   RISK        STATEMENT OF ASSETS AND               STATEMENT OF ASSETS AND
INSTRUMENTS  EXPOSURE     LIABILITIES LOCATION       VALUE      LIABILITIES LOCATION       VALUE
----------   ---------   -----------------------   ---------   -----------------------   ---------
Futures      Interest    Variation margin                      Variation margin
             Rate Risk   receivable                $   9,871   payable                   $  39,807

Options      Interest    Investments,                          Options written,
             Rate Risk   at value                     63,359*  at value                         --

* Represents put options purchased, included in Investments, at value.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2017, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION                                INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments**                                                   $         (394,105)
Futures contracts                                                        1,702,356
Written options                                                              9,822
Net change in unrealized appreciation (depreciation) on:
Investments**                                                                5,964
Futures contracts                                                       (1,104,273)

** Represents call and put options purchased.

For the six months ended April 30, 2017, the notional value of futures contracts opened and closed were $546,258,663 and $445,169,545, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and option contracts on the Statement of Assets and Liabilities.

Written options activity for the Fund for the six months ended April 30, 2017 was as follows:

                                               NUMBER OF
WRITTEN OPTIONS                                CONTRACTS           PREMIUMS
------------------------------------------------------------------------------
Options outstanding at October 31, 2016             --             $     --
Options written                                    125              108,221
Options expired                                     --                   --
Options exercised                                   --                   --
Options closed                                    (125)            (108,221)
                                                 -----             --------
Options outstanding at April 30, 2017               --             $     --
                                                 =====             ========

During the six months ended April 30, 2017, the number of purchased option contracts opened, expired and closed were 313, 120 and 184, respectively.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                                 7. BORROWINGS

The Trust on behalf of the Fund, along with First Trust Series Fund and First Trust Variable Insurance Trust, has a $200 million Credit Agreement (the "BNYM Line of Credit") with BNYM to be a liquidity backstop during periods of high redemption volume. Prior to February 3, 2017, the BNYM Line of Credit was $135 million. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loan is charged to BNYM, which First Trust will allocate amongst the funds that have access to the BNYM Line of Credit. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings during six months ended April 30, 2017.

                              8. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2018.

                               9. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On May 22, 2017, the Fund declared a distribution of $0.1175 per share to shareholders of record on May 25, 2017, payable May 31, 2017.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a mortgage dollar roll, TBA Transaction, derivative or other contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBERSECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments, which generally have shorter durations, and higher for longer term investments. Mortgage-Related Investments are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

MORTGAGE-RELATED INVESTMENTS RISK. The Fund invests in Mortgage-Related Investments, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the Mortgage-Related Investments market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-Related Investments are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure. Mortgage-Related Investments may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the Mortgage-Related Investments market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, FNMA, FHLMC and GNMA.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PREPAYMENT RISK. Mortgage-Related Investments are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements, including mortgage dollar rolls and TBA Transactions, may be subject to market and credit risk with respect to the collateral securing the agreements. Investments in mortgage dollar rolls also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the agreement term.

SHORT SALES RISK. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund's short positions may significantly impact the Fund's overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero. The Fund's investment advisor's use of short sales in combination with long positions in the Fund's portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long securities positions will decline in value at the same time that the value of its short securities positions increase, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. To the extent the Fund invests the proceeds received from selling securities short in additional long positions, the Fund is engaging in a form of leverage. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2017 (UNAUDITED)

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

                      This page intentionally left blank.

First Trust

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust SSI Strategic Convertible Securities ETF (FCVT)

Semi-Annual Report
For the Six Months Ended
April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities.......................................... 11
Statement of Operations...................................................... 12
Statements of Changes in Net Assets.......................................... 13
Financial Highlights......................................................... 14
Notes to Financial Statements................................................ 15
Additional Information....................................................... 20

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or SSI Investment Management Inc. ("SSI" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust SSI Strategic Convertible Securities ETF; hereinafter refered to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                           APRIL 30, 2017 (UNAUDITED)

Dear Shareholders:

Thank you for your investment in First Trust SSI Strategic Convertible Securities ETF (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)

The First Trust SSI Strategic Convertible Securities ETF (the "Fund") is an actively managed exchange-traded fund that seeks total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a diversified portfolio of U.S. and non-U.S. convertible securities. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FCVT."

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL              CUMULATIVE
                                                                                         TOTAL RETURNS             TOTAL RETURNS
                                             6 Months Ended        1 Year Ended        Inception (11/3/15)       Inception (11/3/15)
                                                4/30/17              4/30/17               to 4/30/17                to 4/30/17
FUND PERFORMANCE
NAV                                               8.98%               14.10%                 7.85%                     11.90%
Market Price                                      8.94%               14.14%                 8.11%                     12.30%

INDEX PERFORMANCE
BofA Merrill Lynch All US Convertible Index      10.52%               17.70%                 8.65%                     13.14%
-----------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market price returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Information Technology                           33.9%
Health Care                                      18.1
Consumer Discretionary                           11.9
Financials                                       10.3
Real Estate                                       6.0
Energy                                            5.8
Industrials                                       4.6
Utilities                                         4.0
Consumer Staples                                  2.0
Materials                                         2.0
Telecommunication Services                        1.4
                                               --------
   Total                                        100.0%
                                               ========

-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Allergan PLC, Series A                            2.9%
Wells Fargo & Co., Series L                       2.8
Priceline Group, Inc./The                         2.7
Bank of America Corp., Series L                   2.5
DISH Network Corp.                                2.4
Hologic, Inc.                                     2.2
Mandatory Exchangeable Trust                      2.0
Intel Corp.                                       2.0
Citrix Systems, Inc.                              1.9
Microchip Technology, Inc.                        1.8
                                               --------
   Total                                         23.2%
                                               ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                NOVEMBER 3, 2015 - APRIL 30, 2017

            First Trust SSI Strategic       BofA Merrill Lynch All
            Convertible Securities ETF       US Convertible Index
11/3/15              $10,000                       $10,000
4/30/16                9,807                         9,612
10/31/16              10,268                        10,237
4/30/17               11,190                        11,314

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 4, 2015 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/4/15 - 10/31/16        77              60              12            16
11/1/16 - 4/30/17         62              27               3             2

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/4/15 - 10/31/16        59              16               7             3
11/1/16 - 4/30/17         22               7               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

                             INVESTMENT SUB-ADVISOR

SSI Investment Management Inc. ("SSI" or the "Sub-Advisor") is the sub-advisor to the Fund and is a registered investment advisor based in Los Angeles, California. SSI is an innovative investment management firm specializing in alternative investment solutions utilizing convertible assets, equity securities and hedging strategies.

                         SSI PORTFOLIO MANAGEMENT TEAM

GEORGE M. DOUGLAS - CFA, CHIEF INVESTMENT OFFICER, PRINCIPAL
RAVI MALIK - CFA, PORTFOLIO MANAGER, PRINCIPAL
MICHAEL J. OPRE - CFA, PORTFOLIO MANAGER
FLORIAN EITNER - CFA, PORTFOLIO MANAGER
ETHAN GANZ - ASSOCIATE PORTFOLIO MANAGER

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust SSI Strategic Convertible Securities ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017        PERIOD          PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
Actual                                              $1,000.00           $1,089.80            0.95%             $4.92
Hypothetical (5% return before expenses)            $1,000.00           $1,020.08            0.95%             $4.76

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CONVERTIBLE CORPORATE BONDS - 75.8%

                  AEROSPACE & DEFENSE - 0.7%
$        185,000  RTI International Metals, Inc...................................     1.63%        10/15/19     $       220,497
                                                                                                                 ---------------
                  AIR FREIGHT & LOGISTICS - 0.6%
         173,000  Atlas Air Worldwide Holdings, Inc...............................     2.25%        06/01/22             189,976
                                                                                                                 ---------------
                  AUTOMOBILES - 2.2%
         450,000  Tesla, Inc......................................................     0.25%        03/01/19             473,344
         240,000  Tesla, Inc......................................................     1.25%        03/01/21             249,900
                                                                                                                 ---------------
                                                                                                                         723,244
                                                                                                                 ---------------
                  BIOTECHNOLOGY - 3.0%
         164,000  BioMarin Pharmaceutical, Inc....................................     1.50%        10/15/20             204,078
         210,000  Clovis Onocology, Inc...........................................     2.50%        09/15/21             256,987
         128,000  Ionis Pharmaceuticals, Inc......................................     1.00%        11/15/21             133,760
         175,000  Ironwood Pharmaceuticals, Inc...................................     2.25%        06/15/22             213,062
         163,000  Neurocrine Biosciences, Inc. (a)................................     2.25%        05/15/24             169,520
                                                                                                                 ---------------
                                                                                                                         977,407
                                                                                                                 ---------------
                  CHEMICALS - 0.7%
         200,000  RPM International, Inc..........................................     2.25%        12/15/20             235,500
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT - 4.6%
         100,000  Ciena Corp. (a).................................................     3.75%        10/15/18             128,562
         190,000  Finisar Corp....................................................     0.50%        12/15/33             200,569
         280,000  InterDigital, Inc...............................................     1.50%        03/01/20             378,000
         225,000  Lumentum Holdings, Inc. (a).....................................     0.25%        03/15/24             225,281
          75,000  Palo Alto Networks, Inc.........................................      (b)         07/01/19              87,844
         131,000  Viavi Solutions, Inc. (a).......................................     1.00%        03/01/24             133,866
         312,000  Viavi Solutions, Inc............................................     0.63%        08/15/33             340,275
                                                                                                                 ---------------
                                                                                                                       1,494,397
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING - 0.7%
         170,000  Dycom Industries, Inc...........................................     0.75%        09/15/21             215,581
                                                                                                                 ---------------
                  CONSTRUCTION MATERIALS - 0.6%
         162,000  Cemex SAB de CV.................................................     3.75%        03/15/18             189,844
                                                                                                                 ---------------
                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
          91,000  Vishay Intertechnology, Inc.....................................     2.25%        11/15/40             117,447
                                                                                                                 ---------------
                  ENERGY EQUIPMENT & SERVICES - 1.7%
         169,000  Ensco Jersey Finance Ltd. (a)...................................     3.00%        01/31/24             156,853
         147,000  Nabors Industries, Inc. (a).....................................     0.75%        01/15/24             127,247
         240,000  Weatherford International Ltd...................................     5.88%        07/01/21             285,900
                                                                                                                 ---------------
                                                                                                                         570,000
                                                                                                                 ---------------
                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 4.5%
         155,000  American Residential Properties OP LP (a).......................     3.25%        11/15/18             206,537
         285,000  Colony NorthStar, Inc...........................................     3.88%        01/15/21             288,741
         195,000  Colony Starwood Homes...........................................     3.00%        07/01/19             233,756
         165,000  Empire State Realty OP LP (a)...................................     2.63%        08/15/19             188,925
         285,000  Extra Space Storage LP (a)......................................     3.13%        10/01/35             298,003
         261,000  Spirit Realty Capital, Inc......................................     2.88%        05/15/19             263,122
                                                                                                                 ---------------
                                                                                                                       1,479,084
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 5.2%
         570,000  Hologic, Inc....................................................      (b)         12/15/43             720,694
         185,000  Insulet Corp....................................................     2.00%        06/15/19             208,934


Page 6                  See Notes to Financial Statements

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                  HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
$        260,000  NuVasive, Inc...................................................     2.25%        03/15/21     $       347,263
         103,000  Spectranetics Corp..............................................     2.63%        06/01/34             117,613
         260,000  Wright Medical Group, Inc.......................................     2.00%        02/15/20             305,825
                                                                                                                 ---------------
                                                                                                                       1,700,329
                                                                                                                 ---------------
                  HEALTH CARE PROVIDERS & SERVICES - 1.8%
          97,000  Anthem, Inc.....................................................     2.75%        10/15/42             236,741
         315,000  Molina Healthcare, Inc..........................................     1.63%        08/15/44             345,712
                                                                                                                 ---------------
                                                                                                                         582,453
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY - 0.6%
         155,000  Medidata Solutions, Inc.........................................     1.00%        08/01/18             191,328
                                                                                                                 ---------------
                  INSURANCE - 0.5%
         121,000  Old Republic International Corp.................................     3.75%        03/15/18             163,350
                                                                                                                 ---------------
                  INTERNET & DIRECT MARKETING RETAIL - 4.5%
         260,000  Ctrip.com International Ltd.....................................     1.00%        07/01/20             291,200
         153,000  Priceline Group, Inc./The.......................................     1.00%        03/15/18             298,924
         590,000  Priceline Group, Inc./The.......................................     0.35%        06/15/20             863,243
                                                                                                                 ---------------
                                                                                                                       1,453,367
                                                                                                                 ---------------
                  INTERNET SOFTWARE & SERVICES - 5.2%
         210,000  Akamai Technologies, Inc........................................      (b)         02/15/19             209,476
         133,000  j2 Global, Inc..................................................     3.25%        06/15/29             189,692
          85,000  MercadoLibre, Inc...............................................     2.25%        07/01/19             158,578
         162,000  VeriSign, Inc. (c)..............................................     4.45%        08/15/37             422,820
         245,000  WebMD Health Corp...............................................     2.50%        01/31/18             251,125
         307,000  Yahoo!, Inc.....................................................      (b)         12/01/18             323,885
         137,000  Zillow Group, Inc. (a)..........................................     2.00%        12/01/21             144,021
                                                                                                                 ---------------
                                                                                                                       1,699,597
                                                                                                                 ---------------
                  IT SERVICES - 0.8%
          95,000  Cardtronics, Inc................................................     1.00%        12/01/20              98,028
         118,000  Euronet Worldwide, Inc..........................................     1.50%        10/01/44             146,763
                                                                                                                 ---------------
                                                                                                                         244,791
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES - 1.0%
         310,000  Illumina, Inc...................................................      (b)         06/15/19             318,913
                                                                                                                 ---------------
                  MACHINERY - 1.5%
         147,000  Greenbrier Cos., Inc./The (a)...................................     2.88%        02/01/24             157,106
         260,000  Trinity Industries, Inc.........................................     3.88%        06/01/36             320,775
                                                                                                                 ---------------
                                                                                                                         477,881
                                                                                                                 ---------------
                  MEDIA - 5.6%
           2,050  CenterPoint Energy, Inc.........................................     4.18%        09/15/29             147,728
         631,000  DISH Network Corp. (a)..........................................     3.38%        08/15/26             775,341
         282,000  Liberty Interactive LLC (a).....................................     1.75%        09/30/46             332,584
         280,000  Liberty Media Corp..............................................     1.38%        10/15/23             316,925
         220,000  Live Nation Entertainment, Inc..................................     2.50%        05/15/19             246,125
                                                                                                                 ---------------
                                                                                                                       1,818,703
                                                                                                                 ---------------
                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 2.0%
         235,000  Blackstone Mortgage Trust, Inc..................................     5.25%        12/01/18             267,753
         355,000  Starwood Property Trust, Inc....................................     4.55%        03/01/18             387,394
                                                                                                                 ---------------
                                                                                                                         655,147
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS - 1.6%
$        220,000  Chesapeake Energy Corp. (a).....................................     5.50%        09/15/26     $       217,525
         130,000  Oasis Petroleum, Inc............................................     2.63%        09/15/23             158,437
         147,000  PDC Energy, Inc.................................................     1.13%        09/15/21             142,682
                                                                                                                 ---------------
                                                                                                                         518,644
                                                                                                                 ---------------
                  PERSONAL PRODUCTS - 0.6%
         205,000  Herbalife Ltd...................................................     2.00%        08/15/19             203,207
                                                                                                                 ---------------
                  PHARMACEUTICALS - 2.4%
         260,000  Jazz Investments I Ltd..........................................     1.88%        08/15/21             289,250
         205,000  Medicines Co. (a)...............................................     2.75%        07/15/23             249,844
         235,000  Pacira Pharmaceuticals, Inc. (a)................................     2.38%        04/01/22             250,862
                                                                                                                 ---------------
                                                                                                                         789,956
                                                                                                                 ---------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.1%
         164,000  Advanced Micro Devices, Inc.....................................     2.13%        09/01/26             302,375
         168,000  Cypress Semiconductor Corp. (a).................................     4.50%        01/15/22             207,585
         195,000  Inphi Corp......................................................     1.13%        12/01/20             242,531
         175,000  Integrated Device Technology, Inc...............................     0.88%        11/15/22             178,391
         260,000  Intel Corp. (c).................................................     3.48%        12/15/35             354,737
         360,000  Intel Corp......................................................     3.25%        08/01/39             630,227
         181,000  Lam Research Corp...............................................     1.25%        05/15/18             432,816
         400,000  Microchip Technology, Inc.......................................     1.63%        02/15/25             586,750
         328,000  Microchip Technology, Inc. (a)..................................     1.63%        02/15/27             337,430
          27,000  Microchip Technology, Inc. (a)..................................     2.25%        02/15/37              28,013
          47,000  Microchip Technology, Inc.......................................     2.13%        12/15/37             149,842
         175,000  Micron Technology, Inc., Series E...............................     1.63%        02/15/33             441,766
          62,000  Novellus Systems, Inc...........................................     2.63%        05/15/41             265,631
          36,000  NVIDIA Corp.....................................................     1.00%        12/01/18             186,390
         320,000  ON Semiconductor Corp...........................................     1.00%        12/01/20             339,000
         230,000  Silicon Laboratories, Inc. (a)..................................     1.38%        03/01/22             242,506
         135,000  Teradyne, Inc. (a)..............................................     1.25%        12/15/23             169,594
          74,000  Xilinx, Inc.....................................................     2.63%        06/15/17             163,170
                                                                                                                 ---------------
                                                                                                                       5,258,754
                                                                                                                 ---------------
                  SOFTWARE - 5.4%
         495,000  Citrix Systems, Inc.............................................     0.50%        04/15/19             608,540
         220,000  Nuance Communications, Inc......................................     1.00%        12/15/35             213,675
         122,000  Proofpoint, Inc.................................................     0.75%        06/15/20             139,919
         128,000  Red Hat, Inc....................................................     0.25%        10/01/19             168,880
         185,000  salesforce.com, Inc.............................................     0.25%        04/01/18             245,819
         215,000  ServiceNow, Inc.................................................      (b)         11/01/18             290,250
          37,000  Take-Two Interactive Software, Inc..............................     1.00%        07/01/18             108,156
                                                                                                                 ---------------
                                                                                                                       1,775,239
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
         180,000  Electronics For Imaging, Inc....................................     0.75%        09/01/19             191,700
                                                                                                                 ---------------
                  TRANSPORTATION INFRASTRUCTURE - 0.7%
         213,000  Macquarie Infrastructure Corp...................................     2.88%        07/15/19             238,693
                                                                                                                 ---------------
                  TOTAL CONVERTIBLE CORPORATE BONDS............................................................       24,695,029
                  (Cost $22,977,989)                                                                             ---------------


Page 8                  See Notes to Financial Statements

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

                                                                                      STATED         STATED
     SHARES                                 DESCRIPTION                                RATE         MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CONVERTIBLE PREFERRED SECURITIES - 23.1%

                  AEROSPACE & DEFENSE - 0.6%
           4,550  Arconic Inc.....................................................     5.38%        10/01/17     $       193,193
                                                                                                                 ---------------
                  BANKS - 5.6%
             655  Bank of America Corp., Series L.................................     7.25%          (d)                794,790
              90  Huntington Bancshares, Inc./OH, Series A........................     8.50%          (d)                125,168
             715  Wells Fargo & Co., Series L.....................................     7.50%          (d)                908,050
                                                                                                                 ---------------
                                                                                                                       1,828,008
                                                                                                                 ---------------
                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
           1,465  Frontier Communications Corp., Series A.........................    11.13%        06/29/18              64,958
                                                                                                                 ---------------
                  ELECTRIC UTILITIES - 1.5%
           3,100  Exelon Corp.....................................................     6.50%        06/01/17             153,109
           5,630  NextEra Energy, Inc.............................................     6.37%        09/01/18             346,639
                                                                                                                 ---------------
                                                                                                                         499,748
                                                                                                                 ---------------
                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
           1,600  Belden, Inc.....................................................     6.75%        07/15/19             157,552
                                                                                                                 ---------------
                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 1.4%
             675  American Tower Corp.............................................     5.50%        02/15/18              78,131
           2,210  American Tower Corp., Series A..................................     5.25%        05/15/17             259,764
           2,100  Welltower, Inc., Series I.......................................     6.50%          (d)                132,741
                                                                                                                 ---------------
                                                                                                                         470,636
                                                                                                                 ---------------
                  FOOD PRODUCTS - 1.4%
           1,950  Bunge Ltd.......................................................     4.88%          (d)                209,430
           1,300  Post Holdings, Inc..............................................     5.25%        06/01/17             189,442
             770  Tyson Foods, Inc................................................     4.75%        07/15/17              53,400
                                                                                                                 ---------------
                                                                                                                         452,272
                                                                                                                 ---------------
                  HEALTH CARE PROVIDERS & SERVICES - 1.0%
          6,200   Anthem, Inc.....................................................     5.25%        05/01/18             318,556
                                                                                                                 ---------------
                  INTERNET SOFTWARE & SERVICES - 2.0%
          4,800   Mandatory Exchangeable Trust (a)................................     5.75%        06/03/19             660,552
                                                                                                                 ---------------
                  MACHINERY - 0.5%
          3,150   Rexnord Corp., Series A.........................................     5.75%        11/15/19             177,502
                                                                                                                 ---------------
                  MULTI-UTILITIES - 1.9%
          2,375   Black Hills Corp................................................     7.75%        11/01/18             176,914
          9,050   Dominion Resources, Inc.........................................     6.38%        07/01/17             455,758
                                                                                                                 ---------------
                                                                                                                         632,672
                                                                                                                 ---------------
                  OIL, GAS & CONSUMABLE FUELS - 2.4%
          2,725   Anadarko Petroleum Corp.........................................     7.50%        06/07/18             125,105
          1,975   Hess Corp.......................................................     8.00%        02/01/19             117,809
          4,450   Kinder Morgan, Inc./DE, Series A................................     9.75%        10/26/18             204,922
          6,100   Southwestern Energy Co., Series B...............................     6.25%        01/15/18             112,728
          3,775   WPX Energy, Inc., Series A......................................     6.25%        07/31/18             206,832
                                                                                                                 ---------------
                                                                                                                         767,396
                                                                                                                 ---------------
                  PHARMACEUTICALS - 2.9%
          1,085   Allergan PLC, Series A..........................................     5.50%        03/01/18             939,371
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

                                                                                      STATED         STATED
     SHARES                                 DESCRIPTION                                RATE         MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
CONVERTIBLE PREFERRED SECURITIES (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES - 1.2%
           3,400  T-Mobile US, Inc................................................     5.50%        12/15/17     $       373,048
                                                                                                                 ---------------
                  TOTAL CONVERTIBLE PREFERRED SECURITIES.......................................................        7,535,464
                  (Cost $7,244,681)                                                                              ---------------

                  TOTAL INVESTMENTS - 98.9%....................................................................       32,230,493
                  (Cost $30,222,670) (e)

                  NET OTHER ASSETS AND LIABILITIES - 1.1%......................................................          355,022
                                                                                                                 ---------------
                  NET ASSETS - 100.0%..........................................................................  $    32,585,515
                                                                                                                 ===============


-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by SSI Investment Management Inc., the sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2017, securities noted as such amounted to $5,407,757 or 16.6% of net assets.

(b)   Zero coupon security.

(c) Multi-Step Coupon Bond - Coupon steps up or down at predetermined dates. The interest rate shown reflects the rate in effect at April 30, 2017.

(d)   Perpetual maturity.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,333,485 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $325,662.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2017           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Convertible Corporate Bonds*.......................     $    24,695,029    $            --    $    24,695,029    $            --
                                                        ---------------    ---------------    ---------------    ---------------
Convertible Preferred Securities:
   Food Products...................................             452,272             53,400            398,872                 --
   Internet Software & Services....................             660,552                 --            660,552                 --
   Other Industry categories*......................           6,422,640          6,422,640                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Convertible Preferred Securities.............           7,535,464          6,476,040          1,059,424
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments..................................     $    32,230,493    $     6,476,040    $    25,754,453    $            --
                                                        ===============    ===============    ===============    ===============


*  See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


Page 10                 See Notes to Financial Statements

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value..................................................      $   32,230,493
Cash...................................................................             330,283
Receivables:
   Investment securities sold..........................................             259,210
   Interest............................................................              95,407
   Dividends...........................................................              28,352
                                                                             --------------
   Total Assets........................................................          32,943,745
                                                                             --------------

LIABILITIES:
Payables:
   Investment securities purchased.....................................             333,959
   Investment advisory fees............................................              24,271
                                                                             --------------
   Total Liabilities...................................................             358,230
                                                                             --------------
NET ASSETS.............................................................      $   32,585,515
                                                                             ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   31,113,628
Par value..............................................................              12,000
Accumulated net investment income (loss)...............................            (490,455)
Accumulated net realized gain (loss) on investments....................             (57,481)
Net unrealized appreciation (depreciation) on investments..............           2,007,823
                                                                             --------------
NET ASSETS.............................................................      $   32,585,515
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        27.15
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           1,200,002
                                                                             ==============
Investments, at cost...................................................      $   30,222,670
                                                                             ==============


                        See Notes to Financial Statements                Page 11

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INTEREST:
Dividends..............................................................      $      152,404
Interest...............................................................            (296,088)
Other..................................................................                  30
                                                                             --------------
   Total investment income.............................................            (143,654)
                                                                             --------------

EXPENSES:
Investment advisory fees...............................................             101,718
                                                                             --------------
   Total expenses......................................................             101,718
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................            (245,372)
                                                                             --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.............................             141,185
   Net change in unrealized appreciation (depreciation) on
      investments......................................................           1,809,098
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           1,950,283
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    1,704,911
                                                                             ==============


Page 12                 See Notes to Financial Statements

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS     FOR THE PERIOD
                                                                                 ENDED        11/3/2015 (a)
                                                                               4/30/2017         THROUGH
                                                                              (UNAUDITED)       10/31/2016
                                                                             --------------   --------------
OPERATIONS:
Net investment income (loss)...........................................      $     (245,372)  $     (116,376)
Net realized gain (loss)...............................................             141,185           13,594
Net change in unrealized appreciation (depreciation)...................           1,809,098          198,725
                                                                             --------------   --------------
Net increase (decrease) in net assets resulting from operations........           1,704,911           95,943
                                                                             --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................            (248,926)         (92,041)
                                                                             --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          23,565,255        7,560,373
Cost of shares redeemed................................................                  --               --
                                                                             --------------   --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions........................................................          23,565,255        7,560,373
                                                                             --------------   --------------
Total increase (decrease) in net assets................................          25,021,240        7,564,275

NET ASSETS:
Beginning of period....................................................           7,564,275               --
                                                                             --------------   --------------
End of period..........................................................      $   32,585,515   $    7,564,275
                                                                             ==============   ==============
Accumulated net investment income (loss) at end of period..............      $     (490,455)  $        3,843
                                                                             ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................             300,002               --
Shares sold............................................................             900,000          300,002
Shares redeemed........................................................                  --               --
                                                                             --------------   --------------
Shares outstanding, end of period......................................           1,200,002          300,002
                                                                             ==============   ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 13

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX MONTHS    FOR THE PERIOD
                                               ENDED       11/3/2015 (a)
                                             4/30/2017        THROUGH
                                            (UNAUDITED)      10/31/2016
                                           --------------  --------------
Net asset value, beginning of period         $    25.21      $    25.00
                                             ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      (0.11)          (0.24)
Net realized and unrealized gain (loss)            2.36            0.90
                                             ----------      ----------
Total from investment operations                   2.25            0.66
                                             ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.31)          (0.45)
                                             ----------      ----------
Net asset value, end of period               $    27.15      $    25.21
                                             ==========      ==========
TOTAL RETURN (b)                                   8.98%           2.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   32,586      $    7,564
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.95% (c)       0.95% (c)
Ratio of net investment income (loss) to
   average net assets                             (2.29)% (c)     (2.34)% (c)
Portfolio turnover rate (d)                          17%             54%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 14                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the "Fund"), which trades under the ticker "FCVT" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio U.S. and non-U.S. convertible securities.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Convertible corporate bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           APRIL 30, 2017 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of security;
      4)    the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the sub-advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
     12)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           APRIL 30, 2017 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and has no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the period ended October 31, 2016, was as follows:

Distributions paid from:
Ordinary income.................................      $   92,041

As of October 31, 2016, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $   57,036
Accumulated capital and other gain (loss).......         (91,845)
Net unrealized appreciation (depreciation)......          38,711

D. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in-losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had non-expiring capital loss carryforwards of $91,845 for federal income tax purposes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           APRIL 30, 2017 (UNAUDITED)

Certain losses realized during the current period may be deferred and treated as occurring on the first day of the following year for federal income tax purposes. For the fiscal period ended October 31, 2016, the Fund had no net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2016 remains open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, with reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

G. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. The Fund and First Trust have retained SSI Investment Management Inc. ("SSI" or the "Sub-Advisor") to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its management of the investment of the Fund's assets and will pay SSI for its services as the Fund's sub-advisor. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. SSI receives a sub-advisory fee from First Trust. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           APRIL 30, 2017 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $27,056,259 and $3,596,487, respectively.

For the six months ended April 30, 2017, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to affect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On May 22, 2017, the Fund declared a distribution of $0.03 per share to shareholders of record on May 25, 2017, payable May 31, 2017.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

BDC RISK. The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. Investments in BDCs may be subject to price volatility and lack of liquidity. Debt securities and preferred securities issued by BDCs may be rated below investment grade (referred to as "junk" bonds), including in the lowest possible rating category, or unrated. Shares of BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. Moreover, a shareholder of a BDC will indirectly bear its pro rata share of the fees and expenses incurred by the BDC in which it invests, including advisory fees. The BDCs held by the Fund may employ the use of leverage through borrowings or the issuance of preferred stock. This leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. The loss on a leveraged investment may far exceed the principal amount invested. Moreover, the use of leverage may result in a BDC having to liquidate holdings when it may not be advantageous to do so. Investments in BDCs include risks associated with their holdings of smaller issuers and private companies. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive. For example, BDCs may invest in the debt of a company, which involves risk that the company may default on its payments or declare bankruptcy, and many of the debt instruments in which a BDC may invest will not be rated by a credit rating agency and may be below investment grade quality (referred to as "junk" bonds). A BDC's investments are generally less liquid than publicly traded securities and are subject to restrictions on their resale. The illiquidity of a BDC's holdings may make it difficult for the BDC to sell such investments if the need arises, and thus the BDC may be unable to take advantage of market opportunities or it may be forced to sell illiquid securities at a loss if it is required to raise cash for operations. Some BDCs are listed and trade on an exchange and other BDCs are not traded on an exchange and trade only in private transactions. BDCs that are not traded on an exchange may be less liquid than those that are traded on an exchange. An investment in BDCs may result in a complete loss of the investment.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONVERTIBLE SECURITIES RISK. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying equity security or sell it to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. The market values of convertible securities tend to decline as interest rates increase. However, a convertible security's market value also tends to reflect the market price of the equity security of the issuing company, particularly when the price of the equity security is greater than the convertible security's

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ADDITIONAL INFORMATION (CONTINUED)
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          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           APRIL 30, 2017 (UNAUDITED)

conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying equity security). Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation. Moreover, there can be no assurance that convertible securities will provide current income prior to conversion because the issuers of the convertible securities may default on their obligations.

Mandatory convertible securities are a subset of convertible securities. The conversion of such securities is not optional, and the conversion price at maturity is based solely upon the market price of the underlying equity security, which may be significantly less than par or the price (above or below par) paid. Mandatory convertible securities generally are subject to a greater risk of loss of value than securities convertible at the option of the holder.

Contingent convertible securities (which generally provide for conversion under certain circumstances) are also a subset of convertible securities. They may have some of the characteristics of high yield bonds (referred to as "junk" bonds), while providing exposure to equity-like losses and volatility. Similar to mandatory convertible securities (and unlike traditional convertible securities), some contingent convertible securities provide for mandatory conversion under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Additionally, contingent convertible securities may contain features that limit an investor's ability to convert the security into the underlying equity security unless certain conditions are met. A typical feature may require that a security be convertible only when the sale price of the underlying common stock exceeds the conversion price by a specified percentage (e.g., the sale price of the common stock is greater than or equal to 130% of the conversion price) for a certain specified period of time (e.g., for at least 20 days during a span of 30 consecutive days in a month), or upon the occurrence of certain other specified conditions. Also, since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Further, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. Additionally, some contingent convertible securities have characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. The write-down of the security's par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security's par value. Moreover, various contingent convertible securities may contain features that limit an investor's ability to convert the security unless certain conditions are met.

The values of certain synthetic convertible securities will respond differently to market fluctuations than a traditional convertible security because such synthetic convertibles are composed of two or more separate securities or instruments, each with its own market value. In addition, if the value of the underlying equity security or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value. Synthetic convertible securities created by other parties generally have economic characteristics similar to those of a traditional convertible security; however, the issuer of the synthetic convertible security assumes the credit risk associated with the investment, rather than the issuer of the underlying equity security into which the instrument is convertible. Therefore, the Fund is subject to the credit risk associated with the counterparty creating the synthetic convertible instrument. Synthetic convertible securities may also be subject to additional liquidity risk and to the risks associated with derivatives.

CREDIT RISK. An issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" securities; such securities involve greater risks than investment grade debt securities with similar maturities, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           APRIL 30, 2017 (UNAUDITED)

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEBT SECURITIES RISK. An investment in the Fund involves risk associated with an investment in debt securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of swaps, options, futures contracts, forward contracts and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EQUITY SECURITIES RISK. The Fund may hold equity securities in its portfolio through direct investments in equity securities or upon conversion of a convertible security. The value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

ETNS RISK. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced underlying asset.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings and, therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           APRIL 30, 2017 (UNAUDITED)

and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the sub-advisor of the Fund will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                           APRIL 30, 2017 (UNAUDITED)

RESTRICTED SECURITIES RISK. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at the price at which the Fund has valued the securities and at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund recovers upon the sale of such securities. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

WARRANTS RISK. The prices of warrants, which entitle the holder to purchase equity securities at specific prices for a certain period of time, do not necessarily move parallel to the prices of the underlying securities and likely fluctuate more than the prices of the underlying securities. Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

First Trust

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

SSI Investment Management Inc.
9440 Santa Monica Blvd, 8th Floor
Beverly Hills, CA 90210

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED FUND IV
--------------------------------------------------------------------------------

First Trust Heitman Global Prime Real Estate ETF (PRME)

Semi-Annual Report
For the Six Months Ended
April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities..........................................  8
Statement of Operations......................................................  9
Statement of Changes in Net Assets........................................... 10
Financial Highlights......................................................... 11
Notes to Financial Statements................................................ 12
Additional Information....................................................... 18

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Heitman Real Estate Securities LLC ("Heitman" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Heitman Global Prime Real Estate ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are juts that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                           APRIL 30, 2017 (UNAUDITED)

Dear Shareholders:

Thank you for your investment in First Trust Heitman Global Prime Real Estate ETF (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

First Trust Heitman Global Prime Real Estate ETF (the "Fund") is an actively managed exchange-traded fund that seeks to deliver long-term total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in U.S. and non-U.S. exchange-traded real estate securities, which includes real estate investment trusts ("REITs"), real estate operating companies ("REOCs") and common stocks or depositary receipts of companies primarily engaged in the real estate industry. Accordingly, the Fund is concentrated in REITs and/or real estate management and development companies (including REOCs), sub-industries of the real estate industry group. The Fund will not invest directly in real estate. Shares of the Fund are listed on the NYSE Arca, Inc. under the ticker symbol "PRME."

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL             CUMULATIVE
                                                                                          TOTAL RETURNS            TOTAL RETURNS
                                             6 Months Ended        1 Year Ended        Inception (11/11/15)     Inception (11/11/15)
                                                4/30/17              4/30/17               to 4/30/17               to 4/30/17
FUND PERFORMANCE
NAV                                              3.94%                -1.04%                  2.48%                    3.65%
Market Price                                     3.35%                -1.70%                  2.01%                    2.96%

INDEX PERFORMANCE
FTSE EPRA/NAREIT Developed Index                 3.76%                 3.07%                  7.55%                   11.26%
-----------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market price returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

-----------------------------------------------------------
                                               % OF TOTAL
SUB-INDUSTRY CLASSIFICATION                    INVESTMENTS
-----------------------------------------------------------
Retail REITs                                      22.8%
Office REITs                                      16.1
Residential REITs                                 15.8
Real Estate Operating Companies                   11.2
Diversified REITs                                 10.6
Industrial REITs                                   9.7
Diversified Real Estate Activities                 9.3
Specialized REITs                                  4.5
                                                --------
     Total                                       100.0%
                                                ========

-----------------------------------------------------------
                                               % OF TOTAL
TOP 10 HOLDINGS                                INVESTMENTS
-----------------------------------------------------------
AvalonBay Communities, Inc.                        5.8%
Essex Property Trust, Inc.                         5.5
Sun Hung Kai Properties Ltd.                       4.6
Equinix, Inc.                                      4.5
Equity Residential                                 4.5
Prologis, Inc.                                     4.3
Federal Realty Investment Trust                    4.1
Alexandria Real Estate Equities, Inc.              3.9
Swire Properties Ltd.                              3.9
GGP, Inc.                                          3.7
                                                --------
     Total                                        44.8%
                                                ========

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              NOVEMBER 11, 2015 - APRIL 30, 2017

            First Trust Heitman Global        FTSE EPRA/NAREIT
              Prime Real Estate ETF           Developed Index
11/11/15             $10,000                      $10,000
4/30/16               10,474                       10,794
10/31/16               9,972                       10,723
4/30/17               10,365                       11,126

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 12, 2015 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/12/15 - 10/31/16      106               5               0             0
11/1/16 - 4/30/17         29              10               1             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/12/15 - 10/31/16      123               8               2             0
11/1/16 - 4/30/17         47              35               1             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           APRIL 30, 2017 (UNAUDITED)

                            ADVISOR AND SUB-ADVISORS

First Trust Advisors L.P. ("First Trust"), 120 E. Liberty Drive, Wheaton, IL 60187, is the investment advisor to the First Trust Heitman Global Prime Real Estate ETF (the "Fund"). First Trust was established in 1991 and is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. Heitman Real Estate Securities LLC, a registered investment advisor (the "Sub-Advisor") located in Chicago, Illinois, serves as the sub-advisor to the Fund with responsibility for North America. Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH, each a registered investment advisor located in Hong Kong and Germany, respectively, and each an affiliate of the Sub-Advisor, serve as sub-sub-advisors to the Fund with responsibility for investments in the Asia-Pacific region and Europe.

                       HEITMAN PORTFOLIO MANAGEMENT TEAM

JERRY EHLINGER, CFA - MANAGING DIRECTOR OF HEITMAN REAL ESTATE SECURITIES LLC
   AND LEAD PORTFOLIO MANAGER FOR NORTH AMERICAN PUBLIC REAL ESTATE SECURITIES

MARK ABRAMSON - MANAGING DIRECTOR OF HEITMAN INTERNATIONAL REAL ESTATE
   SECURITIES GMBH AND LEAD PORTFOLIO MANAGER FOR EUROPEAN PUBLIC REAL ESTATE SECURITIES

JOHN WHITE - MANAGING DIRECTOR OF HEITMAN REAL ESTATE SECURITIES HK LIMITED AND
   LEAD PORTFOLIO MANAGER FOR ASIA-PACIFIC PUBLIC REAL ESTATE SECURITIES

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust Heitman Global Prime Real Estate ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO      EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE      NUMBER OF DAYS       SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017     IN THE PERIOD       PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
Actual                                              $1,000.00           $1,039.40            0.95%              $4.80
Hypothetical (5% return before expenses)            $1,000.00           $1,020.08            0.95%              $4.76


(a) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), and multiplied by 181/365.

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (a) - 78.7%

                  AUSTRALIA - 6.0%
           3,457  Goodman Group................................................................................  $        20,993
           3,894  GPT (The) Group..............................................................................           15,308
           7,165  Scentre Group................................................................................           23,124
                                                                                                                 ---------------
                                                                                                                          59,425
                                                                                                                 ---------------
                  FRANCE - 3.1%
              65  Gecina S.A...................................................................................            9,247
              87  Unibail-Rodamco SE...........................................................................           21,366
                                                                                                                 ---------------
                                                                                                                          30,613
                                                                                                                 ---------------
                  JAPAN - 5.7%
               2  Activia Properties, Inc......................................................................            9,527
               6  Hulic Reit, Inc..............................................................................            9,634
               5  Nippon Building Fund, Inc....................................................................           26,598
               5  Nippon Prologis REIT, Inc....................................................................           10,572
                                                                                                                 ---------------
                                                                                                                          56,331
                                                                                                                 ---------------
                  SINGAPORE - 2.5%
          21,147  Mapletree Commercial Trust...................................................................           24,142
                                                                                                                 ---------------
                  SPAIN - 3.1%
           2,611  Merlin Properties Socimi S.A.................................................................           30,902
                                                                                                                 ---------------
                  UNITED KINGDOM - 4.9%
           1,423  British Land (The) Co., PLC..................................................................           12,100
             322  Derwent London PLC...........................................................................           12,278
           1,592  Hammerson PLC................................................................................           12,114
             936  Shaftesbury PLC..............................................................................           11,298
                                                                                                                 ---------------
                                                                                                                          47,790
                                                                                                                 ---------------
                  UNITED STATES - 53.4%
             676  Acadia Realty Trust..........................................................................           19,658
             337  Alexandria Real Estate Equities, Inc.........................................................           37,916
             298  AvalonBay Communities, Inc...................................................................           56,572
              70  Boston Properties, Inc.......................................................................            8,862
           1,376  Empire State Realty Trust, Inc...............................................................           28,621
             105  Equinix, Inc.................................................................................           43,858
             674  Equity Residential...........................................................................           43,527
             219  Essex Property Trust, Inc....................................................................           53,539
             305  Federal Realty Investment Trust..............................................................           39,921
           1,650  GGP, Inc.....................................................................................           35,657
             331  Kilroy Realty Corp...........................................................................           23,345
           1,968  New York REIT, Inc...........................................................................           18,775
             766  Prologis, Inc................................................................................           41,678
             841  Rexford Industrial Realty, Inc...............................................................           20,975
             138  Simon Property Group, Inc....................................................................           22,806
             309  Vornado Realty Trust.........................................................................           29,738
                                                                                                                 ---------------
                                                                                                                         525,448
                                                                                                                 ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................................          774,651
                  (Cost $782,811)                                                                                ---------------


Page 6                  See Notes to Financial Statements

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

APRIL 30, 2017 (UNAUDITED)

     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (a) - 20.4%

                  CANADA - 2.8%
           1,875  First Capital Realty, Inc....................................................................  $        27,252
                                                                                                                 ---------------
                  HONG KONG - 8.4%
           2,971  Sun Hung Kai Properties Ltd..................................................................           44,574
          11,283  Swire Properties Ltd.........................................................................           37,860
                                                                                                                 ---------------
                                                                                                                          82,434
                                                                                                                 ---------------
                  JAPAN - 4.7%
           1,005  Mitsubishi Estate Co., Ltd...................................................................           19,203
           1,239  Mitsui Fudosan Co., Ltd......................................................................           27,225
                                                                                                                 ---------------
                                                                                                                          46,428
                                                                                                                 ---------------
                  SPAIN - 1.5%
           1,938  Inmobiliaria Colonial S.A....................................................................           15,029
                                                                                                                 ---------------
                  SWEDEN - 2.5%
           1,418  Fabege AB....................................................................................           24,430
                                                                                                                 ---------------
                  SWITZERLAND - 0.5%
              58  Swiss Prime Site AG..........................................................................            5,028
                                                                                                                 ---------------
                  TOTAL COMMON STOCKS..........................................................................          200,601
                  (Cost $192,200)                                                                                ---------------

                  TOTAL INVESTMENTS (b) - 99.1%................................................................          975,252
                  (Cost $975,011)
                  NET OTHER ASSETS AND LIABILITIES - 0.9%......................................................            8,539
                                                                                                                 ---------------
                  NET ASSETS - 100.0%..........................................................................  $       983,791
                                                                                                                 ===============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sub-industry, please see the Fund Performance Overview.

(b) Aggregate cost for federal income tax purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $39,272 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $39,031.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2017           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Real Estate Investment Trusts*.....................     $       774,651    $       774,651    $            --    $            --
Common Stocks*.....................................             200,601            200,601                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments..................................     $       975,252    $       975,252    $            --    $            --
                                                        ===============    ===============    ===============    ===============


* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at April 30, 2017.


                        See Notes to Financial Statements                 Page 7

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value......................................................  $      975,252
Cash.......................................................................           5,969
Foreign currency...........................................................             647
Receivables:
   Dividends...............................................................           1,604
   Dividend reclaims.......................................................           1,087
                                                                             --------------
   Total Assets............................................................         984,559
                                                                             --------------

LIABILITIES:
Payables:
   Investment advisory fees................................................             768
                                                                             --------------
   Total Liabilities.......................................................             768
                                                                             --------------
NET ASSETS.................................................................  $      983,791
                                                                             ==============

NET ASSETS CONSIST OF:
Paid-in capital............................................................  $    1,030,681
Par value..................................................................             500
Accumulated net investment income (loss)...................................         (13,803)
Accumulated net realized gain (loss) on investments........................         (33,798)
Net unrealized appreciation (depreciation) on investments..................             211
                                                                             --------------
NET ASSETS.................................................................  $      983,791
                                                                             ==============
NET ASSET VALUE, per share.................................................  $        19.68
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..............................................          50,002
                                                                             ==============
Investments, at cost.......................................................  $      975,011
                                                                             ==============
Foreign currency, at cost (proceeds).......................................  $          652
                                                                             ==============


Page 8                  See Notes to Financial Statements

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Dividends..................................................................  $       16,047
Foreign tax withholding....................................................            (648)
                                                                             --------------
   Total investment income.................................................          15,399
                                                                             --------------

EXPENSES:
Investment advisory fees...................................................           4,850
                                                                             --------------
   Total expenses..........................................................           4,850
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...............................................          10,549
                                                                             --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.............................................................         (34,888)
   In-kind redemptions.....................................................          51,248
   Foreign currency transactions...........................................             267
                                                                             --------------
Net realized gain (loss)...................................................          16,627
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.............................................................          21,056
   Foreign currency translation............................................              36
                                                                             --------------
Net change in unrealized appreciation (depreciation).......................          21,092
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)....................................          37,719
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.........................................................  $       48,268
                                                                             ==============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS      FOR THE PERIOD
                                                                                 ENDED          11/11/15 (a)
                                                                               4/30/2017          THROUGH
                                                                              (UNAUDITED)        10/31/2016
                                                                             --------------    --------------
OPERATIONS:
Net investment income (loss)...............................................  $       10,549    $       33,752
Net realized gain (loss)...................................................          16,627            33,894
Net change in unrealized appreciation (depreciation).......................          21,092           (20,881)
                                                                             --------------    --------------
Net increase (decrease) in net assets resulting from operations............          48,268            46,765
                                                                             --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................         (37,842)          (35,946)
                                                                             --------------    --------------
Total distributions to shareholders........................................         (37,842)          (35,946)
                                                                             --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..................................................       1,885,063         2,016,020
Cost of shares redeemed....................................................      (1,895,367)       (1,043,170)
                                                                             --------------    --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions............................................................         (10,304)          972,850
                                                                             --------------    --------------
Total increase (decrease) in net assets....................................             122           983,669

NET ASSETS:
Beginning of period........................................................         983,669                --
                                                                             --------------    --------------
End of period..............................................................  $      983,791    $      983,669
                                                                             ==============    ==============
Accumulated net investment income (loss) at end of period..................  $      (13,803)   $       13,490
                                                                             ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period....................................          50,002                --
Shares sold................................................................         100,000           100,002
Shares redeemed............................................................        (100,000)          (50,000)
                                                                             --------------    --------------
Shares outstanding, end of period..........................................          50,002            50,002
                                                                             ==============    ==============


(a) Inception date is consistent with the commencement of investment operations and is the date the creation units were established.


Page 10                 See Notes to Financial Statements

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS     FOR THE PERIOD
                                                   ENDED         11/11/15 (a)
                                                 4/30/2017         THROUGH
                                                (UNAUDITED)       10/31/2016
                                               --------------   --------------
Net asset value, beginning of period..........   $    19.67       $    20.16
                                                 ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................         0.21             0.40
Net realized and unrealized gain (loss) ......         0.56            (0.45)
                                                 ----------       ----------
Total from investment operations .............         0.77            (0.05)
                                                 ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ........................        (0.76)           (0.44)
                                                 ----------       ----------
Net asset value, end of period ...............   $    19.68       $    19.67
                                                 ==========       ==========
TOTAL RETURN (b)..............................         3.94%           (0.28)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........   $      984       $      984
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.95% (c)        0.95% (c)
Ratio of net investment income (loss) to
   average net assets ........................         2.07% (c)        2.10% (c)
Portfolio turnover rate (d)...................           69%              78%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Heitman Global Prime Real Estate ETF (the "Fund"), which trades under the ticker "PRME" on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, the fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to provide long-term total return. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in U.S. and non-U.S. exchange-traded real estate securities, which includes real estate investment trusts ("REITs"), real estate operating companies ("REOCs") and common stocks or depositary receipts of companies primarily engaged in the real estate industry (collectively, "Real Estate Securities"). There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, REITs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally


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            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           APRIL 30, 2017 (UNAUDITED)

suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:1) the type of security;

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)    ADR trading of similar securities;
      3)    closed-end fund trading of similar securities;
      4)    foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)    factors relating to the event that precipitated the pricing problem;
      7)    whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           APRIL 30, 2017 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividend received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and has no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the period ended October 31, 2016 was as follows:

Distributions paid from:

Ordinary income.................................    $       35,946
Capital gain....................................                --
Return of capital...............................                --

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...................    $       32,807
Accumulated capital and other losses............           (50,425)
Net unrealized appreciation (depreciation)......           (40,198)

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           APRIL 30, 2017 (UNAUDITED)

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2016 remains open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had $50,425 non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the period ended October 31, 2016, the Fund had no net ordinary losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms are effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

H. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Fund and First Trust have retained Heitman Real Estate Securities LLC ("Heitman" or the "Sub-Advisor"), an affiliate of First Trust, to serve as its investment sub-advisor and Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH (the "Sub-Sub-Advisors") to serve as the investment sub-sub-advisors. In this capacity, the Sub-Advisor is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio and overseeing the Sub-Sub-Advisors. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Heitman and its management of the investment of the Fund's assets and will pay Heitman for its services as the Fund's sub-advisor. The Sub-Sub-Advisors' fees are paid by the Sub-Advisor out of its sub-advisory fee. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           APRIL 30, 2017 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $660,883 and $725,913, respectively.

For the six months ended April 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales were $1,916,871 and $1,885,710, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction fee is currently $700. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $700. The Fund reserves the right to affect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2018.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           APRIL 30, 2017 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined there were no subsequent events requiting recognition or disclosure in the financial statements.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ASIA INVESTMENT RISK. The Fund invests, in part, in securities issued by companies operating in Asia, and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries, including China, have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CONCENTRATION RISK. The Fund is concentrated in REITs and/or real estate management and development companies. A fund concentrated in a single sector, industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBERSECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           APRIL 30, 2017 (UNAUDITED)

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EMERGING MARKETS RISK. Investments in securities of issuers located in emerging market countries are considered speculative. Heightened risks of investing in emerging markets securities include: (i) smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; (ii) significant price volatility; (iii) restrictions on foreign investment; and (iv) possible repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE INVESTMENT RISK. The Fund invests in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis and the related austerity measures in certain countries have had, and continue to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on NYSE Arca. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on NYSE Arca at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

INTEREST RATE RISK. The Fund is subject to interest rate risk. Increases in interest rates typically coincide with higher investor required returns and can lower the present value of a REIT's future earnings stream if not met with a commensurate increase in growth.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the portfolio managers of the Fund will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on NYSE Arca which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                           APRIL 30, 2017 (UNAUDITED)

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund may invest in securities of non-U.S. issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including REITs and REOCs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REIT INVESTMENT RISK. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. Small- and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on NYSE Arca in the event the Fund's assets are small or the Fund does not have enough shareholders.

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Heitman Real Estate Securities LLC
191 North Wacker Drive, Suite 2500
Chicago, IL 60606

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund IV
              ---------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2017
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2017
      -------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 20, 2017
      -------------

* Print the name and title of each signing officer under his or her signature.